UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number: (811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices: One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Beth S. Mazor, Vice President
One Post Office Square
Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq.
Ropes & Gray LLP
800 Boylston Street
Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end: December 31, 2011

Date of reporting period: March 31, 2011

Item 1. Schedule of Investments:

Putnam VT American Government Income Fund
The fund's portfolio
3/31/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (38.1%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (19.2%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from April 15, 2028 to
July 20, 2036	$267,962	$300,291
6s, with due dates from April 15, 2028 to
November 20, 2038	934,001	1,021,824
5 1/2s, April 20, 2038	1,505,330	1,626,579
5s, TBA, April 1, 2041	7,000,000	7,427,657
4 1/2s, with due dates from October 20, 2040 to
February 20, 2041	14,931,828	15,407,902
4s, January 20, 2041	997,909	999,390
		26,783,643

U.S. Government Agency Mortgage Obligations (18.9%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
July 1, 2031	81,144	92,202
7s, with due dates from November 1, 2026 to May 1, 2032	920,271	1,047,204
5 1/2s, December 1, 2033	208,915	224,037
4s, TBA, April 1, 2041	12,000,000	11,783,437
3 1/2s, with due dates from January 1, 2041 to
January 1, 2041	5,968,723	5,616,430
Federal National Mortgage Association Pass-Through
Certificates
7 1/2s, with due dates from September 1, 2030 to
November 1, 2030	57,109	64,792
7s, with due dates from December 1, 2028 to
December 1, 2035	1,730,835	1,969,417
6 1/2s, September 1, 2036	141,798	158,886
5s, February 1, 2039	320,258	335,270
4 1/2s, April 1, 2039	234,217	238,655
4s, TBA, April 1, 2041	5,000,000	4,918,750
		26,449,080

Total U.S. government and agency mortgage obligations (cost $52,831,361)		$53,232,723

U.S. TREASURY OBLIGATIONS (37.3%)(a)
	Principal amount	Value

U.S. Treasury Bonds
7 1/8s, February 15, 2023	$3,076,000	$4,080,987
6 7/8s, August 15, 2025	3,866,000	5,089,831
6 1/4s, May 15, 2030 (SEGSF)	6,505,000	8,200,874
6 1/4s, August 15, 2023	4,440,000	5,515,659
6s, February 15, 2026	4,000,000	4,871,250
5 1/2s, August 15, 2028	3,075,000	3,561,234
5 1/4s, February 15, 2029 (SEGSF)	6,852,000	7,719,206
5 1/4s, November 15, 2028 (SEGSF)	3,805,000	4,284,787
4 1/2s, August 15, 2039 (SEGSF)	2,518,000	2,518,197
4 1/2s, February 15, 2036	3,077,000	3,108,251
4 3/8s, February 15, 2038 (SEGSF)	3,086,000	3,036,817
U.S. Treasury Notes 2 5/8s, November 15, 2020	32,000	29,865

Total U.S. treasury obligations (cost $50,950,238)		$52,016,958

MORTGAGE-BACKED SECURITIES (11.2%)(a)
	Principal amount	Value

Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.767s, 2037	$60,389	$85,409
IFB Ser. 2979, Class AS, 23.338s, 2034	89,696	117,484
IFB Ser. 3072, Class SM, 22.862s, 2035	157,020	210,152
IFB Ser. 3072, Class SB, 22.715s, 2035	127,982	170,432
IFB Ser. 3065, Class DC, 19.095s, 2035	639,200	812,008
IFB Ser. 3105, Class SI, IO, 18.961s, 2036	70,000	33,515
IFB Ser. 3031, Class BS, 16.087s, 2035	187,514	228,123
IFB Ser. 3184, Class SP, IO, 7.095s, 2033	181,130	20,632
IFB Ser. 2752, Class XS, IO, 6.895s, 2030	1,601,839	124,319
IFB Ser. 3287, Class SE, IO, 6.445s, 2037	324,265	50,592
IFB Ser. 3762, Class SA, IO, 6.345s, 2040	970,991	157,445
IFB Ser. 3677, Class KS, IO, 6.295s, 2040	1,376,940	195,593
IFB Ser. 3485, Class SI, IO, 6.295s, 2036	263,584	39,195
IFB Ser. 3225, Class EY, IO, 6.035s, 2036	667,419	87,198
Ser. 3747, Class HI, IO, 4 1/2s, 2037	132,757	21,140
Ser. 3768, Class MI, IO, 4s, 2035	2,607,705	361,724
Ser. 3738, Class MI, IO, 4s, 2034	3,788,888	503,019
Ser. 3707, Class HI, IO, 4s, 2023	274,841	30,873
Ser. 3327, Class IF, IO, zero %, 2037	15,871	119
Ser. 3439, Class AO, PO, zero %, 2037	14,245	11,146
Ser. 3300, PO, zero %, 2037	38,672	33,277
Ser. 3046, PO, zero %, 2035	8,434	7,300
Ser. 2684, PO, zero %, 2033	107,000	89,726
FRB Ser. 3274, Class TX, zero %, 2037	14,679	14,025
FRB Ser. 3326, Class YF, zero %, 2037	3,010	2,730
FRB Ser. 3238, Class LK, zero %, 2036	128,473	130,756
FRB Ser. 3326, Class WF, zero %, 2035	21,195	19,828

Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.364s, 2037		86,980	166,525
IFB Ser. 06-62, Class PS, 38.403s, 2036		245,885	402,663
IFB Ser. 06-8, Class HP, 23.652s, 2036		145,131	200,557
IFB Ser. 05-45, Class DA, 23.505s, 2035		225,039	322,501
IFB Ser. 07-53, Class SP, 23.285s, 2037		191,208	261,105
IFB Ser. 08-24, Class SP, 22.368s, 2038		984,635	1,341,258
IFB Ser. 05-122, Class SE, 22.227s, 2035		208,328	278,199
IFB Ser. 05-75, Class GS, 19.502s, 2035		204,886	259,237
IFB Ser. 05-106, Class JC, 19.35s, 2035		143,826	184,456
IFB Ser. 05-83, Class QP, 16.745s, 2034		71,961	88,824
IFB Ser. 11-4, Class CS, 12.401s, 2040		699,318	725,369
FRB Ser. 03-W8, Class 3F2, 0.6s, 2042		15,970	15,550
FRB Ser. 07-95, Class A3, 0 1/2s, 2036		2,308,000	2,121,929
Ser. 08-53, Class DO, PO, zero %, 2038		123,926	86,937
Ser. 07-44, Class CO, PO, zero %, 2037		98,316	80,713
Ser. 04-61, Class CO, PO, zero %, 2031		89,355	88,746
Ser. 1988-12, Class B, zero %, 2018		2,634	2,433
FRB Ser. 06-115, Class SN, zero %, 2036		88,707	87,931
FRB Ser. 05-45, Class FG, zero %, 2035		26,550	24,677
Government National Mortgage Association
IFB Ser. 10-158, Class SD, 14.24s, 2040		209,000	216,330
IFB Ser. 11-25, Class SP, 13.79s, 2040		357,000	359,171
IFB Ser. 10-20, Class SC, IO, 5.897s, 2040		2,077,756	332,109
Ser. 11-56, Class SA, 5 1/2s, 2041 (FWC)		1,311,000	1,796,149
Ser. 10-116, Class QI, IO, 4s, 2034		2,138,648	319,702
Ser. 06-36, Class OD, PO, zero %, 2036		15,835	14,810
FRB Ser. 07-73, Class KM, zero %, 2037		262,616	227,349
FRB Ser. 07-35, Class UF, zero %, 2037		7,347	7,039
GSMPS Mortgage Loan Trust 144A
Ser. 06-RP2, Class 1AS1, IO, 5.267s, 2036		2,031,310	283,962
FRB Ser. 06-RP2, Class 1AF1, 0.65s, 2036		2,031,310	1,716,457
Structured Asset Securities Corp. Ser. 07-4,
Class 1A4, IO, 1s, 2045		4,175,610	115,329

Total mortgage-backed securities (cost $14,737,835)			$15,685,777

REPURCHASE AGREEMENT (7.8%)(a)
		Principal amount	Value

Interest in $374,656,000 joint tri-party repurchase
agreement dated March 31, 2011 with Merrill Lynch &
Co. due April 1, 2011 - maturity value of $10,948,049
for an effective yield of 0.16% (collateralized
by various mortgage-backed securities with coupon rates
ranging from 1.518% to 6.50% and due dates ranging
from December 1, 2015 to March 20, 2061, valued
at $382,149,120)		$10,948,000	$10,948,000

Total repurchase agreement (cost $10,948,000)			$10,948,000

PURCHASED OPTIONS OUTSTANDING (1.4%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclay's Bank
PLC for the right to receive a fixed rate of 4.47%
versus the three month USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	$18,826,100	$921,349
Option on an interest rate swap with Barclay's Bank
PLC for the right to pay a fixed rate of 4.47% versus
the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47	18,826,100	626,533
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.555% versus the three month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	3,241,900	181,773
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.555%
versus the three month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	3,241,900	76,833
Option on an interest rate swap with Barclay's Bank
PLC for the right to pay a fixed rate of 3.96% versus
the three month USD-LIBOR-BBA maturing June 3, 2021.	Jun-11/3.96	12,811,400	68,541
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.59% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	Apr-11/3.59	6,742,842	65,743

Total purchased options outstanding (cost $2,428,040)			$1,940,772

SHORT-TERM INVESTMENTS (35.2%)(a)
		Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13% (e)		15,788,143	$15,788,143
U.S. Treasury Bills, for effective yields ranging from
0.15% to 0.17%, November 17, 2011 (SEG) (SEGSF)		$490,000	489,499
U.S. Treasury Bills, for effective yields ranging from
0.24% to 0.25%, October 20, 2011 (SEG) (SEGSF)		2,680,000	2,676,977
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG)		35,000	34,971
U.S. Treasury Bills, for effective yields ranging from
0.21% to 0.24%, June 2, 2011 (SEG) (SEGSF)		177,000	176,918
U.S. Treasury Bills, for an effective yield of 0.06%,
April 21, 2011 (SEGSF)		10,000,000	9,999,667
U.S. Treasury Cash Management Bills, for an effective
yield of 0.06%, April 15, 2011		10,000,000	9,999,757
U.S. Treasury Bills, for an effective yield of 0.04%,
April 7, 2011 (SEGSF)		10,000,000	9,999,929

Total short-term investments (cost $49,165,241)			$49,165,861

TOTAL INVESTMENTS

Total investments (cost $181,060,715) (b)	$182,990,091

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	116	$28,752,050	Mar-12	$53,060
U.S. Treasury Bond 20 yr (Short)	12	1,442,250	Jun-11	9,727
U.S. Treasury Bond 30 yr (Short)	82	10,132,125	Jun-11	(162,593)
U.S. Treasury Note 10 yr (Short)	18	2,142,563	Jun-11	27,357

Total				$(72,449)

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $11,408,264) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$10,036,000	Aug-11/4.49	$684,857
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,464,000	Jul-11/4.525	468,963
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	4,542,000	Aug-11/4.475	22,801
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	4,542,000	Aug-11/4.475	304,405
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	5,018,000	Aug-11/4.55	20,473
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	10,036,000	Aug-11/4.49	47,270
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	5,018,000	Aug-11/4.55	364,959
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing August 16, 2021.	4,214,000	Aug-11/4.765	9,608
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing August 16, 2021.	4,214,000	Aug-11/4.765	376,774
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	3,603,000	Aug-11/4.7	8,323
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	3,603,000	Aug-11/4.7	305,931
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	9,696,000	Jul-11/4.745	15,611
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.	9,696,000	Jul-11/4.745	868,956
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	3,031,000	Jul-11/4.5475	7,729
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	16,731
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.525	17,582
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	6,464,000	Jul-11/4.46	21,137
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	3,031,000	Jul-11/4.5475	225,203
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	6,464,000	Jul-11/4.46	436,579
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	6,062,000	Jul-11/4.52	437,434
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	1,796,300	Aug-15/4.375	276,738
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	1,796,300	Aug-15/4.375	135,908
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	1,796,300	Aug-15/4.46	144,099
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	1,796,300	Aug-15/4.46	263,374
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	2,697,137	Apr-11/3.89	5,286
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing

September 11, 2025.	10,800	Sep-15/4.04	372
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,800	Sep-15/4.04	1,138
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,515,500	Feb-15/5.36	76,533
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	1,515,500	Feb-15/5.36	121,543
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	186,937
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	3,504,360	Feb-15/5.27	267,207
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.32%
versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	3,462,505
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.32% versus the three month USD-LIBOR-BBA maturing
January 9, 2022.	28,847,000	Jan-12/5.32	132,793

Total			$9,735,759

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $1,964,297) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FNMA, 4s, April 1, 2041	$2,000,000	4/13/11	$1,967,500

Total			$1,967,500

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$33,844,600		$(2,297)	12/6/12	0.79%	3 month USD-LIBOR-BBA	$(90,594)

43,186,200		(39,554)	7/23/20	3 month USD-LIBOR-BBA	2.96%	(1,574,187)

Barclays Bank PLC
2,917,900		--	3/10/41	3 month USD-LIBOR-BBA	4.38%	56,041

22,172,900		26,263	3/30/16	3 month USD-LIBOR-BBA	2.39%	2,523

5,946,700		(12,052)	3/30/21	3.55%	3 month USD-LIBOR-BBA	(12,953)

6,096,500		(8,051)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(12,006)

24,097,700		5,575	4/1/13	1%	3 month USD-LIBOR-BBA	(18,763)

1,034,000		--	4/1/21	3.562%	3 month USD-LIBOR-BBA	(910)

43,518,000		104,109	10/25/16	3 month USD-LIBOR-BBA	1.65%	(1,828,340)

Citibank, N.A.
11,733,100		36,115	1/28/16	3 month USD-LIBOR-BBA	2.17%	(23,901)

11,608,300		(68,764)	1/28/21	3.41%	3 month USD-LIBOR-BBA	(13,449)

67,657,500		(18,320)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(700,394)

14,157,900		(34,810)	2/14/21	3.76%	3 month USD-LIBOR-BBA	(368,515)

Credit Suisse International
4,527,100		(39,493)	2/1/41	4.29%	3 month USD-LIBOR-BBA	(75,217)

9,659,200		--	2/3/13	0.83125%	3 month USD-LIBOR-BBA	(2,875)

46,885,900		(62,489)	3/14/16	3 month USD-LIBOR-BBA	2.35%	(126,959)

5,694,200		13,053	3/14/41	4.36%	3 month USD-LIBOR-BBA	(74,035)

7,000,000	(E)	--	3/21/13	1.15625%	3 month USD-LIBOR-BBA	17,430

2,100,000		--	3/23/21	3.452%	3 month USD-LIBOR-BBA	15,981

6,083,500		(1,672)	11/3/12	0.50%	3 month USD-LIBOR-BBA	9,619

42,722,800		(4,551)	2/24/13	0.96%	3 month USD-LIBOR-BBA	(85,903)

19,092,700		(3,906)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(97,540)

24,020,000		4,785	2/24/16	3 month USD-LIBOR-BBA	2.48%	169,476

12,715,300		(2,036)	2/24/21	3.69%	3 month USD-LIBOR-BBA	(209,677)

4,859,500		1,422	2/24/26	4.16%	3 month USD-LIBOR-BBA	(109,244)

Deutsche Bank AG
45,122,200		(31,974)	3/16/14	2.25%	3 month USD-LIBOR-BBA	(1,067,536)

20,085,100		(570)	11/3/12	0.50%	3 month USD-LIBOR-BBA	36,710

43,294,400		101,421	7/27/20	3 month USD-LIBOR-BBA	2.94%	(1,526,208)

5,642,000		--	10/5/21	3 month USD-LIBOR-BBA	3.52057%	43,942

Goldman Sachs International
2,999,700		--	2/28/41	3 month USD-LIBOR-BBA	4.31%	24,854

2,242,500		(552)	10/1/13	0.84%	3 month USD-LIBOR-BBA	13,759

6,409,800	(E)	--	3/19/13	1.09375%	3 month USD-LIBOR-BBA	19,422

6,122,200		--	4/4/16	3 month USD-LIBOR-BBA	2.415%	--

JPMorgan Chase Bank, N.A.
3,289,700		--	3/9/26	3 month USD-LIBOR-BBA	4.07%	34,869

9,830,000		4,633	3/11/13	0.91%	3 month USD-LIBOR-BBA	2,225

1,496,500		(2,567)	3/11/21	3 month USD-LIBOR-BBA	3.64%	12,580

3,215,000		12,249	3/11/41	4.42%	3 month USD-LIBOR-BBA	(71,390)

8,277,200		--	3/11/13	0.912%	3 month USD-LIBOR-BBA	(2,286)

13,800,000	(E)	--	3/21/13	1.1685%	3 month USD-LIBOR-BBA	32,706

4,200,000	(E)	--	3/22/13	1.185%	3 month USD-LIBOR-BBA	9,408

1,300,000		--	3/23/41	4.21%	3 month USD-LIBOR-BBA	15,147

20,886,100		3,728	3/31/16	3 month USD-LIBOR-BBA	2.42%	9,132

21,854,900		--	11/5/15	3 month USD-LIBOR-BBA	1.42%	(694,729)

14,285,500		--	2/4/13	0.879%	3 month USD-LIBOR-BBA	(17,236)

47,035,600		--	11/12/12	0.665%	3 month USD-LIBOR-BBA	(54,043)

14,487,700		--	11/23/15	3 month USD-LIBOR-BBA	1.777%	(238,221)

UBS, AG
4,040,500		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	70,100

Total						$(8,501,187)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

	Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /	premium	Termination	received (paid) by	received by	appreciation/
Notional amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
$333,045	$--	1/12/40	5.00% (1 month	Synthetic TRS	$4,199
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

126,979	--	1/12/40	4.50% (1 month	Synthetic TRS	734
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

385,348	--	1/12/40	5.00% (1 month	Synthetic TRS	4,858
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

169,215	--	1/12/40	5.00% (1 month	Synthetic TRS	2,133
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

4,590,249	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(51,477)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,048,951	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(34,192)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

2,203,173	(8,950)	1/12/40	4.50% (1 month	Synthetic TRS	(1,109)
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

1,258,584	(16,126)	1/12/41	5.00% (1 month	Synthetic TRS	(813)
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

468,019	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(5,249)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

454,028	--	1/12/38	6.50% (1 month	Synthetic TRS	5,092
			USD-LIBOR)	Index 6.50% 30
				year Fannie Mae
				pools

424,048	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(4,755)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

551,296	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(6,182)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

4,053,459	--	1/12/40	5.00% (1 month	Synthetic TRS	51,101
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

1,509,856	--	1/12/40	5.00% (1 month	Synthetic TRS	19,034
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

198,443	--	1/12/40	5.00% (1 month	Synthetic TRS	2,502
			USD-LIBOR)	Index 5.00% 30
				year Fannie Mae
				pools

260,555	--	1/12/40	4.50% (1 month	Synthetic TRS	1,506
			USD-LIBOR)	Index 4.50% 30
				year Fannie Mae
				pools

3,348,417	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(37,551)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

3,052,204	--	1/12/39	5.50% (1 month	Synthetic TRS	25,943
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

1,252,163	--	1/12/39	5.50% (1 month	Synthetic TRS	10,643
			USD-LIBOR)	Index 5.50% 30
				year Fannie Mae
				pools

3,348,417	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(37,551)
			USD-LIBOR	Index 6.50% 30
				year Fannie Mae
				pools

Goldman Sachs International
	12,813,862	(22,024)	1/12/39	(5.50%) 1 month	Synthetic TRS	(109,602)
				USD-LIBOR	Index 5.50% 30
					year Fannie Mae
					pools

	12,821,853	26,044	1/12/40	5.00% (1 month	Synthetic TRS	168,322
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,299,900	--	1/12/39	5.50% (1 month	Synthetic TRS	19,549
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	1,385,703	--	1/12/39	5.50% (1 month	Synthetic TRS	11,778
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	1,513,983	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(16,978)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	2,797,473	--	1/12/39	5.50% (1 month	Synthetic TRS	23,776
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

Total						$45,711

Key to holding's abbreviations

FRB	Floating Rate Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $139,596,373.

(b) The aggregate identified cost on a tax basis is $181,310,683, resulting in gross unrealized appreciation and depreciation of $3,316,957 and $1,637,549, respectively, or net unrealized appreciation of $1,679,408.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,580 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $3,000,000 and $5,090,000, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $45,782,009 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments, including mortgage backed securities, are valued on the basis of valuations provided by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such service providers use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.

Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates and volatility.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors or industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $57,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on interest rate swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $113,070 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $16,430,614 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $17,060,293.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Mortgage-backed securities	$--	$15,685,777	$--

Purchased options outstanding	--	1,940,772	--

Repurchase agreement	--	10,948,000	--

U.S. Government and agency mortgage obligations	--	53,232,723	--

U.S. Treasury Obligations	--	52,016,958	--

Short-term investments	15,788,143	33,377,718	--

Totals by level	$15,788,143	$167,201,948	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$(72,449)	$--	$--

Written options		(9,735,759)

TBA sale commitments		(1,967,500)

Interest rate swap contracts		(8,480,882)

Total return swap contracts		66,767

Totals by level	$(72,449)	$(20,117,374)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Interest rate contracts	$3,022,535	$19,304,086

Total	$3,022,535	$19,304,086

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Capital Opportunities Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (95.4%)(a)
	Shares	Value

Air freight and logistics (0.2%)
HUB Group, Inc. Class A (NON)	2,091	75,673
Pacer International, Inc. (NON)	5,167	27,178
		102,851

Aerospace and defense (0.6%)
Alliant Techsystems, Inc.	1,004	70,953
National Presto Industries, Inc.	422	47,551
Teledyne Technologies, Inc. (NON)	3,005	155,388
		273,892

Airlines (0.5%)
Republic Airways Holdings, Inc. (NON) (S)	37,385	240,386
		240,386

Auto components (1.6%)
Autoliv, Inc. (Sweden)	5,201	386,070
BorgWarner, Inc. (NON)	2,465	196,436
Superior Industries International, Inc.	4,450	114,098
		696,604

Biotechnology (0.5%)
Cephalon, Inc. (NON) (S)	1,550	117,459
Cubist Pharmaceuticals, Inc. (NON)	3,996	100,859
		218,318

Building products (0.4%)
AAON, Inc.	2,563	84,323
American Woodmark Corp.	1,535	32,051
Apogee Enterprises, Inc.	4,178	55,108
		171,482

Capital markets (3.8%)
Calamos Asset Management, Inc. Class A	2,380	39,484
Eaton Vance Corp.	1,169	37,689
Federated Investors, Inc. (S)	8,920	238,610
Jefferies Group, Inc.	3,310	82,551
Legg Mason, Inc.	2,900	104,661
LPL Investment Holdings, Inc. (NON)	1,254	44,906
optionsXpress Holdings, Inc.	1,505	27,557
SEI Investments Co.	18,145	433,302
TradeStation Group, Inc. (NON)	46,785	328,431
Waddell & Reed Financial, Inc. Class A (S)	6,619	268,798
		1,605,989

Chemicals (3.7%)
American Vanguard Corp.	4,555	39,537
Ashland, Inc.	1,965	113,498
Cytec Industries, Inc.	2,175	118,255
Eastman Chemical Co.	1,374	136,466
FMC Corp.	1,156	98,179
Georgia Gulf Corp. (NON)	2,820	104,340
Innophos Holdings, Inc.	3,210	148,012
International Flavors & Fragrances, Inc.	1,965	122,420
LSB Industries, Inc. (NON)	1,065	42,217
Lubrizol Corp. (The)	1,030	137,979
Methanex Corp. (Canada)	4,760	148,654
Olin Corp. (S)	4,181	95,829
OM Group, Inc. (NON)	2,070	75,638
Valspar Corp.	5,040	197,063
		1,578,087

Commercial banks (6.3%)
Bancorp, Inc. (NON)	40,570	374,461
Bond Street Holdings, LLC 144A Class A (F)(NON)	3,695	75,748
City Holding Co.	955	33,769
City National Corp.	3,365	191,973
Commerce Bancshares, Inc.	735	29,723
Cullen/Frost Bankers, Inc.	830	48,987
Danvers Bancorp, Inc.	24,398	522,604
East West Bancorp, Inc.	14,732	323,515
First Citizens BancShares, Inc. Class A	597	119,746
IBERIABANK Corp.	1,550	93,202
International Bancshares Corp.	2,380	43,649
NBH Holdings Corp. 144A Class A (NON)	6,250	107,813
OmniAmerican Bancorp, Inc. (NON)	5,175	81,972
PacWest Bancorp	2,703	58,790
Popular, Inc. (Puerto Rico) (NON)	18,425	53,617
Seacoast Banking Corp. of Florida (NON)	20,065	31,703
Signature Bank (NON)	1,510	85,164

SVB Financial Group (NON) (S)	4,326	246,278
Union First Market Bankshares Corp.	2,134	24,008
Webster Financial Corp. (S)	5,472	117,264
		2,663,986

Commercial services and supplies (1.7%)
Brink's Co. (The)	2,585	85,589
Deluxe Corp. (S)	3,708	98,410
Ennis Inc. (S)	8,406	143,154
R. R. Donnelley & Sons Co.	16,530	312,747
Steelcase, Inc.	6,583	74,915
		714,815

Communications equipment (2.1%)
ADTRAN, Inc.	3,027	128,526
Brocade Communications Systems, Inc. (NON)	21,425	131,764
EchoStar Corp. Class A (NON)	3,165	119,795
Emulex Corp. (NON)	20,490	218,628
Netgear, Inc. (NON)	4,670	151,495
Polycom, Inc. (NON)	3,105	160,994
		911,202

Computers and peripherals (1.2%)
Lexmark International, Inc. Class A (NON)	4,290	158,902
Logitech International SA (Switzerland) (NON) (S)	9,225	167,249
Logitech International SA (Switzerland) (NON)	1,195	21,570
QLogic Corp. (NON) (S)	7,660	142,093
		489,814

Construction materials (0.3%)
Headwaters, Inc. (NON)	25,300	149,270
		149,270

Construction and engineering (1.1%)
Chicago Bridge & Iron Co., NV (Netherlands)	6,605	268,559
Tutor Perini Corp.	7,787	189,691
		458,250

Containers and packaging (0.8%)
Packaging Corp. of America	2,807	81,094
Sealed Air Corp.	5,970	159,160
Sonoco Products Co.	2,485	90,032
		330,286

Diversified consumer services (1.0%)
Career Education Corp. (NON)	5,667	128,754
Sotheby's Holdings, Inc. Class A	1,760	92,576
Weight Watchers International, Inc.	2,865	200,837
		422,167

Electrical equipment (1.7%)
AMETEK, Inc.	5,414	237,512
Hubbell, Inc. Class B	4,156	295,201
Regal-Beloit Corp.	725	53,527
Roper Industries, Inc.	1,736	150,095
		736,335

Electric utilities (1.8%)
El Paso Electric Co. (NON)	6,325	192,280
FirstEnergy Corp.	2,831	105,002
Pepco Holdings, Inc.	5,690	106,119
Pinnacle West Capital Corp.	3,000	128,370
PNM Resources, Inc.	6,935	103,470
Westar Energy, Inc.	4,970	131,307
		766,548

Electronic equipment, instruments, and components (0.3%)
Multi-Fineline Electronix, Inc. (NON)	3,935	111,046
		111,046

Energy equipment and services (4.2%)
Atwood Oceanics, Inc. (NON)	2,900	134,647
Basic Energy Services, Inc. (NON)	6,005	153,188
Cal Dive International, Inc. (NON)	4,035	28,164
Complete Production Services, Inc. (NON)	1,845	58,689
Global Industries, Ltd. (NON)	7,450	72,936
Helix Energy Solutions Group, Inc. (NON)	8,235	141,642
Hercules Offshore, Inc. (NON)	17,390	114,948
ION Geophysical Corp. (NON)	3,375	42,829
Key Energy Services, Inc. (NON)	9,005	140,028
Oil States International, Inc. (NON)	1,955	148,854
Parker Drilling Co. (NON)	13,135	90,763
Patterson-UTI Energy, Inc.	5,280	155,179
Rowan Cos., Inc. (NON)	1,550	68,479
Superior Energy Services (NON)	2,150	88,150
TETRA Technologies, Inc. (NON)	6,315	97,251
Tidewater, Inc.	1,240	74,214

Unit Corp. (NON)	2,485	153,946
		1,763,907

Food and staples retail (0.3%)
Nash Finch Co.	3,178	120,573
		120,573

Food products (0.2%)
Fresh Del Monte Produce, Inc.	3,935	102,743
		102,743

Gas utilities (0.3%)
Southwest Gas Corp.	3,415	133,083
		133,083

Health-care equipment and supplies (1.8%)
Conmed Corp. (NON)	6,005	157,811
Hill-Rom Holdings, Inc.	5,470	207,751
Hologic, Inc. (NON)	6,415	142,413
Invacare Corp.	2,900	90,248
Kinetic Concepts, Inc. (NON)	1,550	84,351
SurModics, Inc. (NON)	7,228	90,350
		772,924

Health-care providers and services (5.4%)
Amedisys, Inc. (NON)	3,586	125,510
AMERIGROUP Corp. (NON)	6,382	410,044
AMN Healthcare Services, Inc. (NON)	18,809	162,886
Centene Corp. (NON)	3,105	102,403
Coventry Health Care, Inc. (NON)	4,970	158,493
Cross Country Healthcare, Inc. (NON)	9,626	75,372
Gentiva Health Services, Inc. (NON)	4,345	121,790
Health Net, Inc. (NON)	4,655	152,219
Healthways, Inc. (NON)	9,475	145,631
Kindred Healthcare, Inc. (NON) (S)	5,070	121,072
LifePoint Hospitals, Inc. (NON)	2,690	108,084
Medcath Corp. (NON)	4,659	64,993
Molina Healthcare, Inc. (NON)	4,655	186,200
Omnicare, Inc.	5,481	164,375
Universal American Financial Corp.	8,580	196,568

		2,295,640

Hotels, restaurants, and leisure (0.5%)
Red Robin Gourmet Burgers, Inc. (NON)	5,795	155,886
Sonic Corp. (NON)	4,760	43,078
		198,964

Household durables (2.2%)
Blyth, Inc.	1,145	37,201
CSS Industries, Inc.	2,380	44,863
Helen of Troy, Ltd. (Bermuda) (NON)	7,444	218,854
Hooker Furniture Corp.	2,175	26,013
Mohawk Industries, Inc. (NON)	3,650	223,198
NVR, Inc. (NON)	150	113,400
Whirlpool Corp.	2,935	250,532
		914,061

Household products (0.4%)
Church & Dwight Co., Inc.	2,272	180,260
		180,260

Insurance (3.9%)
American Financial Group, Inc.	2,800	98,056
Amerisafe, Inc. (NON)	1,637	36,194
Aspen Insurance Holdings, Ltd. (S)	2,556	70,443
CNA Surety Corp. (NON)	4,451	112,431
Delphi Financial Group Class A	4,012	123,208
Endurance Specialty Holdings, Ltd. (Bermuda)	2,822	137,770
Hanover Insurance Group, Inc. (The)	3,357	151,904
Harleysville Group, Inc.	1,157	38,331
HCC Insurance Holdings, Inc.	3,368	105,451
RenaissanceRe Holdings, Ltd.	1,610	111,074
Safety Insurance Group, Inc.	3,281	151,286
SeaBright Insurance Holdings, Inc.	4,334	44,424
Selective Insurance Group	6,844	118,401
Stancorp Financial Group	3,201	147,630
Validus Holdings, Ltd.	1,926	64,194
W.R. Berkley Corp.	3,700	119,176
		1,629,973

Internet software and services (0.5%)
IAC/InterActiveCorp. (NON)	3,830	118,309
ValueClick, Inc. (NON)	6,520	$94,279
		212,588

IT Services (2.8%)

Acxiom Corp. (NON)	6,185	88,755
Alliance Data Systems Corp. (NON)	2,255	193,681
Broadridge Financial Solutions, Inc.	3,415	77,486
CSG Systems International, Inc. (NON)	6,525	130,109
DST Systems, Inc.	2,555	134,954
Global Cash Access, Inc. (NON)	10,765	35,202
Global Payments, Inc.	2,485	121,566
NeuStar, Inc. Class A (NON)	9,070	232,011
Satyam Computer Services., Ltd. ADR (India) (NON)	21,010	63,450
Unisys Corp. (NON)	2,945	91,943
		1,169,157

Leisure equipment and products (0.9%)
Hasbro, Inc.	2,810	131,620
Jakks Pacific, Inc. (NON)	1,973	38,178
Polaris Industries, Inc. (S)	2,575	224,077
		393,875

Life sciences tools and services (0.4%)
Parexel International Corp. (NON) (S)	6,725	167,453
		167,453

Machinery (6.7%)
Actuant Corp. Class A (S)	25,880	750,520
AGCO Corp. (NON)	1,995	109,665
EnPro Industries, Inc. (NON) (S)	4,000	145,280
Gardner Denver, Inc.	2,037	158,947
Harsco Corp.	3,000	105,870
Kennametal, Inc.	4,825	188,175
Manitowoc Co., Inc. (The)	16,370	358,176
Oshkosh Corp. (NON) (S)	5,040	178,315
Terex Corp. (NON)	5,745	212,795
WABCO Holdings, Inc. (NON)	10,125	624,105
		2,831,848

Media (0.6%)
Clear Channel Outdoor Holdings, Inc. Class A (NON)	4,000	58,200
Gannett Co., Inc. (S)	15,135	230,506
		288,706

Metals and mining (2.2%)
Century Aluminum Co. (NON)	5,610	104,795
Cliffs Natural Resources, Inc.	310	30,467
Coeur d'Alene Mines Corp. (NON) (S)	4,220	146,772
Commercial Metals Co.	5,280	91,186
Compass Minerals International, Inc.	1,345	125,798
Contango Ore, Inc. (NON)	135	2,496
Reliance Steel & Aluminum Co.	2,909	168,082
Schnitzer Steel Industries, Inc. Class A	930	60,459
Steel Dynamics, Inc.	6,935	130,170
U.S. Steel Corp. (S)	1,550	83,607
		943,832

Multiline retail (0.7%)
Dollar Tree, Inc. (NON)	3,630	201,538
Saks, Inc. (NON)	10,433	117,997
		319,535

Multi-utilities (1.3%)
Alliant Energy Corp.	2,585	100,634
Black Hills Corp.	3,415	114,198
Integrys Energy Group, Inc.	1,550	78,291
NiSource, Inc.	6,105	117,094
NSTAR	2,690	124,466
		534,683

Oil, gas, and consumable fuels (4.0%)
Berry Petroleum Co. Class A	2,756	139,040
Cabot Oil & Gas Corp. Class A	1,865	98,789
Clayton Williams Energy, Inc. (NON)	1,180	124,726
Contango Oil & Gas Co. (NON)	1,450	91,698
James River Coal Co. (NON)	1,760	42,539
Massey Energy Co. (S)	2,585	176,711
Overseas Shipholding Group	900	28,926
Penn Virginia Corp.	3,210	54,442
Petroleum Development Corp. (NON)	3,389	162,706
Scorpio Tankers, Inc. (Monaco) (NON)	6,924	71,456
Ship Finance International, Ltd. (Norway) (S)	4,724	97,929
SM Energy Co.	1,425	105,721
Stone Energy Corp. (NON)	3,620	120,799
Swift Energy Co. (NON)	3,210	137,003
Vaalco Energy, Inc. (NON)	4,655	36,123
W&T Offshore, Inc.	3,710	84,551
Whiting Petroleum Corp. (NON)	1,851	135,956
		1,709,115

Pharmaceuticals (3.3%)
Endo Pharmaceuticals Holdings, Inc. (NON)	5,204	198,585
Medicis Pharmaceutical Corp. Class A	9,437	302,361

Par Pharmaceutical Cos., Inc. (NON)	3,712	115,369
Valeant Pharmaceuticals International, Inc. (Canada)	7,276	362,418
Watson Pharmaceuticals, Inc. (NON)	7,749	434,021
		1,412,754

Professional services (1.9%)
CDI Corp.	2,636	38,986
Dun & Bradstreet Corp. (The)	1,345	107,923
Heidrick & Struggles International, Inc.	4,035	112,294
IHS, Inc. Class A (NON)	2,355	209,006
TrueBlue, Inc. (NON)	19,344	324,786
		792,995

Real estate investment trusts (REITs) (4.1%)
DiamondRock Hospitality Co. (NON)(R)	21,344	238,412
Entertainment Properties Trust (R) (S)	1,029	48,178
Hospitality Properties Trust (R)	9,515	220,272
Kimco Realty Corp. (R)	3,520	64,557
LaSalle Hotel Properties (R) (S)	7,830	211,410
LTC Properties, Inc. (R)	3,741	106,020
Macerich Co. (The) (R)	2,094	103,716
National Health Investors, Inc. (R)	2,219	106,334
National Retail Properties, Inc. (R)	3,394	88,685
Nationwide Health Properties, Inc. (R)	2,667	113,428
Omega Healthcare Investors, Inc. (R)	8,003	178,787
Taubman Centers, Inc. (R)	4,630	248,075
		1,727,874

Real estate management and development (0.4%)
Jones Lang LaSalle, Inc.	1,665	166,067
		166,067

Road and rail (0.4%)
Arkansas Best Corp.	4,794	124,260
Con-way, Inc.	1,345	52,845
		177,105

Semiconductors and semiconductor equipment (4.8%)
Amkor Technologies, Inc. (NON)	16,335	110,098
Diodes, Inc. (NON)	2,050	69,823
Fairchild Semiconductor Intl., Inc. (NON)	5,280	96,096
Hittite Microwave Corp. (NON)	540	34,436
International Rectifier Corp. (NON)	6,325	209,105
Intersil Corp. Class A	8,385	104,393
KLA-Tencor Corp.	2,275	107,767
Lam Research Corp. (NON)	2,175	123,236
MKS Instruments, Inc.	4,450	148,185
National Semiconductor Corp.	4,840	69,406
Novellus Systems, Inc. (NON)	3,705	137,567
Omnivision Technologies, Inc. (NON) (S)	2,720	96,642
ON Semiconductor Corp. (NON)	16,735	165,174
PMC - Sierra, Inc. (NON)	11,390	85,425
RF Micro Devices, Inc. (NON)	14,985	96,054
Silicon Laboratories, Inc. (NON) (S)	3,340	144,321
Teradyne, Inc. (NON)	7,100	126,451
Tessera Technologies, Inc. (NON)	8,625	157,493
		2,081,672

Software (4.5%)
ANSYS, Inc. (NON)	3,540	191,833
AsiaInfo-Linkage, Inc. (China) (NON)	4,035	87,358
Autodesk, Inc. (NON)	2,015	88,882
Blackbaud, Inc.	5,280	143,827
FactSet Research Systems, Inc.	965	101,064
Fair Isaac Corp. (S)	4,450	140,665
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	3,925	123,324
Manhattan Associates, Inc. (NON)	3,285	107,485
MicroStrategy, Inc. (NON)	1,165	156,669
Perfect World Co., Ltd. ADR (China) (NON)	4,245	89,909
Progress Software Corp. (NON)	3,170	92,215
Quest Software, Inc. (NON)	4,970	126,188
Shanda Interactive Entertainment, Ltd. ADR (China)
(NON) (S)	1,140	47,869
Synopsys, Inc. (NON) (S)	5,957	164,711
TIBCO Software, Inc. (NON) (S)	3,765	102,596
Websense, Inc. (NON)	6,415	147,353
		1,911,948

Specialty retail (2.7%)
Abercrombie & Fitch Co. Class A (S)	965	56,646
Aeropostale, Inc. (NON)	4,345	105,670
ANN, Inc. (NON)	9,155	266,501
Books-A-Million, Inc. (S)	9,953	41,106
Brown Shoe Co., Inc.	3,617	44,200
Buckle, Inc. (The)	2,162	87,345
Cabela's, Inc. (NON)	10,695	267,481
Cato Corp. (The) Class A	1,758	43,071
Jos. A. Bank Clothiers, Inc. (NON)	2,357	119,924
Systemax, Inc. (NON)	6,642	89,800
		1,121,744

Textiles, apparel, and luxury goods (2.0%)
Jones Group, Inc. (The)	12,030	165,413
Kenneth Cole Productions, Inc. Class A (NON)	5,280	68,482
Maidenform Brands, Inc. (NON)	3,749	107,108
Perry Ellis International, Inc. (NON) (S)	2,626	72,268
Timberland Co. (The) Class A (NON)	9,040	373,262
Wolverine World Wide, Inc.	2,278	84,924
		871,457

Thrifts and mortgage finance (1.1%)
Brookline Bancorp, Inc.	2,642	27,820
Kaiser Federal Financial Group, Inc.	10,376	127,625
MGIC Investment Corp. (NON)	7,694	68,400
Provident New York Bancorp	26,324	271,664
		495,509

Tobacco (0.2%)
Universal Corp. (S)	1,884	82,029
		82,029

Trading companies and distributors (1.1%)
Applied Industrial Technologies, Inc.	8,228	273,662
GATX Corp.	4,570	176,676
		450,338

Total common stocks (cost $29,007,101)		$40,165,402

SHORT-TERM INVESTMENTS (12.3%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	3,813,037	$3,813,037
Putnam Money Market Liquidity Fund 0.13% (e)	1,381,115	1,381,115

Total short-term investments (cost $5,194,152)		$5,194,152

TOTAL INVESTMENTS

Total investments (cost $34,595,277)(b)		$45,809,892

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $42,086,812.

(b) The aggregate identified cost on a tax basis is $34,742,976, resulting in gross unrealized appreciation and depreciation of $12,412,371 and $1,345,455, respectively, or net unrealized appreciation of $11,066,916.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,723,133. The fund received cash collateral of $3,813,037 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $404 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $2,650,844 and $3,413,918, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$5,227,113	$--	$--

Consumer staples	485,605	--	--

Energy	3,473,022	--	--

Financial	8,105,837	107,813	75,748

Health care	4,867,089	--	--

Industrials	6,950,297	--	--

Information technology	6,887,427	--	--

Materials	3,001,475	--	--

Utilities	1,434,314	--	--

Total common stocks	40,432,179	107,813	75,748

Short-term investments	1,381,115	3,813,037	--

Totals by level	$41,813,294	$3,920,850	$75,748

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Diversified Income Fund
The fund's portfolio
3/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (29.4%)(a)
		Principal amount	Value

Basic materials (2.3%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		$299,000	$319,930
Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		162,000	172,935
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		270,000	278,100
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		99,000	104,693
Clondalkin Acquisition BV 144A company guaranty sr.
notes FRN 2.31s, 2013 (Netherlands)		100,000	96,000
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		440,000	466,400
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		389,000	401,268
FMG Resources August 2006 Pty, Ltd. 144A sr. notes
6 7/8s, 2018 (Australia)		315,000	327,600
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		40,000	40,250
Georgia-Pacific, LLC 144A company guaranty 7 1/8s, 2017		240,000	254,700
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		65,000	69,550
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		220,000	232,650
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		247,000	256,108
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		255,000	277,950
Ineos Finance PLC 144A company guaranty sr. notes
9 1/4s, 2015 (United Kingdom)	EUR	160,000	246,666
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		$275,000	301,125
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	180,000	249,630
JMC Steel Group 144A sr. notes 8 1/4s, 2018		$95,000	97,138
KRATON Polymers, LLC/KRATON Polymers Capital Corp.
144A sr. notes 6 3/4s, 2019		85,000	86,275
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	401,600	571,199
Lyondell Chemical Co. sr. notes 11s, 2018		$795,000	892,388
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		422,000	465,255
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		273,000	303,030
Momentive Performance Materials, Inc. 144A notes 9s,
2021		412,000	425,905
Nalco Co. 144A sr. notes 6 5/8s, 2019		100,000	102,875
Nexeo Solutions, LLC/Nexeo Solutions Finance Corp.
144A sr. sub. notes 8 3/8s, 2018		85,000	86,700
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		306,000	312,120
Novelis, Inc. 144A company guaranty sr. notes 8 3/4s,
2020		295,000	324,500
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		80,000	81,000
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	483,000	781,270
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$225,000	258,750
Rockwood Specialties Group, Inc. company guaranty sr.
unsec. sub. notes 7 5/8s, 2014	EUR	50,000	72,405
SGL Carbon SE company guaranty sr. sub. notes FRN Ser.
EMTN, 2.343s, 2015 (Germany)	EUR	182,000	253,955
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$132,000	134,970
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		225,000	247,500
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		211,000	228,408
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		111,000	118,215
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		253,000	267,548
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		397,000	506,969
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		175,000	210,438
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		255,000	269,663
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		75,000	78,375
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		100,000	104,500
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		48,000	51,360
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		114,000	120,840
Verso Paper Holdings, LLC/Verso Paper, Inc. sr. notes
11 1/2s, 2014		420,000	458,850
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 8 3/4s, 2019		120,000	124,800
			12,132,756

Capital goods (1.5%)
Acquisition Co., Lanza Parent 144A sr. notes 10s, 2017		305,000	336,263
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		335,000	350,075

Alliant Techsystems, Inc. sr. sub. notes 6 3/4s, 2016		277,000	284,271
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		432,120	469,390
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		135,000	144,788
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	190,000	275,211
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		$193,000	199,514
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		131,000	130,345
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		155,000	153,450
Berry Plastics Holding Corp. company guaranty notes
FRN 4.185s, 2014		150,000	141,188
Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		200,000	209,500
Crown Americas, LLC/Crown Americas Capital Corp. III
144A sr. notes 6 1/4s, 2021		195,000	198,413
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	60,000	88,321
Exide Technologies 144A sr. notes 8 5/8s, 2018		$130,000	138,775
Griffon Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2018		90,000	91,575
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		225,000	248,063
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		469,000	555,975
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		40,000	44,500
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		155,000	162,750
Pregis Corp. company guaranty sr. sub. notes 12 3/8s,
2013		150,000	147,938
Rexam PLC unsec. sub. bonds FRB 6 3/4s, 2067 (United
Kingdom)	EUR	210,000	289,571
Rexel SA company guaranty sr. unsec. notes 8 1/4s,
2016 (France)	EUR	423,000	650,568
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A sr. notes 7 3/4s, 2016 (Luxembourg)	EUR	467,000	688,609
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		$110,000	113,850
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		185,000	189,625
Ryerson, Inc. company guaranty sr. notes 12s, 2015		428,000	464,380
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018		105,000	112,088
Tenneco, Inc. company guaranty sr. unsub. notes
6 7/8s, 2020		195,000	201,825
Terex Corp. sr. unsec. sub. notes 8s, 2017		81,000	85,354
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		333,000	351,731
Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017		204,000	220,320
TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		300,000	322,125
			8,060,351

Communication services (3.4%)
Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018		100,000	106,000
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		66,000	71,940
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		213,893	256,137
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		255,000	270,938
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019		195,000	199,388
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		206,000	214,755
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		112,000	113,400
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		110,000	103,950
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		420,000	453,600
CPI International Acquisition, Inc. 144A sr. notes 8s,
2018		70,000	70,438
Cricket Communications, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2020		395,000	397,963
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		500,000	548,750
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		660,000	701,250
Crown Castle International Corp. sr. unsec. notes
7 1/8s, 2019		90,000	94,275
CSC Holdings LLC sr. notes 6 3/4s, 2012		116,000	120,350
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		320,000	358,800
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		593,000	628,580
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		250,000	270,000
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		787,000	848,976
Inmarsat Finance PLC 144A company guaranty sr. notes
7 3/8s, 2017 (United Kingdom)		160,000	168,800
Intelsat Jackson Holdings SA 144A company guaranty sr.
notes 7 1/2s, 2021 (Bermuda) (FWC)		288,000	288,720
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		310,000	310,000
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		129,937	142,606
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		349,000	381,283

Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG 144A company guaranty
sr. notes 7 1/2s, 2019 (Germany) (FWC)	EUR	175,000	251,108
Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2014 (FWC)		$342,000	349,695
Level 3 Financing, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/8s, 2019		169,000	163,508
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		71,000	75,970
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		631,000	675,170
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		192,000	191,760
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		590,000	672,600
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 7 5/8s, 2021		85,000	86,913
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018		215,000	226,825
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		364,000	392,210
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		265,000	277,588
Phones4U Finance PLC 144A sr. notes 9 1/2s, 2018
(United Kingdom)	GBP	240,000	377,487
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		$140,000	142,275
Qwest Communications International, Inc. company
guaranty Ser. B, 7 1/2s, 2014		250,000	254,063
Qwest Corp. sr. unsec. notes 7 1/2s, 2014		55,000	62,838
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012		570,000	609,900
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		148,000	157,620
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		120,000	132,600
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		220,000	239,525
Sprint Capital Corp. company guaranty 6 7/8s, 2028		140,000	129,150
Sprint Capital Corp. company guaranty sr. unsec. notes
8 3/8s, 2012		260,000	274,300
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,305,000	1,453,444
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		137,000	137,514
Sunrise Communications Holdings SA 144A company
guaranty sr. notes 8 1/2s, 2018 (Luxembourg)	EUR	100,000	150,673
Sunrise Communications International SA 144A company
guaranty sr. notes 7s, 2017 (Luxembourg)	EUR	100,000	148,202
Unitymedia GmbH company guaranty sr. notes Ser. REGS,
9 5/8s, 2019 (Germany)	EUR	400,000	622,726
Unitymedia Hessen/NRW 144A company guaranty sr. notes
8 1/8s, 2017 (Germany)	EUR	276,000	412,992
UPC Holdings BV sr. notes 9 3/4s, 2018 (Netherlands)	EUR	421,000	646,870
Virgin Media Finance PLC company guaranty sr. unsec.
bond 8 7/8s, 2019 (United Kingdom)	GBP	50,000	89,651
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 3/8s, 2018 (Netherlands)	EUR	445,000	658,507
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		$80,000	85,400
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		363,000	389,318
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021		185,000	188,006
			17,847,307

Conglomerates (0.1%)
SPX Corp. sr. unsec. notes 7 5/8s, 2014		160,000	176,200
SPX Corp. 144A company guaranty sr. unsec. notes
6 7/8s, 2017		95,000	102,125
			278,325

Consumer cyclicals (4.7%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		27,000	30,679
Affinion Group, Inc. company guaranty sr. unsec. sub.
notes 11 1/2s, 2015		300,000	316,500
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		566,000	532,040
AMC Entertainment, Inc. sr. sub. notes 8s, 2014		171,000	172,924
AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s,
2020		240,000	256,800
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		345,000	345,000
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		225,000	239,344
Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021
(FWC)		230,000	227,999
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018		360,000	376,650
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019		160,000	161,800
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014		400,000	410,000
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		70,000	75,075
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020		140,000	145,250
Building Materials Corp. 144A sr. notes 7s, 2020		255,000	264,563
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		105,000	107,363
Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019		185,000	179,450
Caesars Entertainment Operating Co., Inc. company
guaranty notes 10s, 2018		210,000	191,625
Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 11 1/4s, 2017		580,000	659,025

Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018		100,000	108,500
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016		115,000	115,575
Citadel Broadcasting Corp. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		80,000	86,700
CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 (PIK)		280,000	289,100
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		124,000	118,110
Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2021		250,000	249,375
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		659,000	722,429
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		125,000	135,156
Dana Holding Corp. sr. unsec. notes 6 3/4s, 2021		135,000	135,000
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		110,000	121,275
DISH DBS Corp. company guaranty 7 1/8s, 2016		247,000	263,673
DISH DBS Corp. company guaranty 6 5/8s, 2014		876,000	927,465
DR Horton, Inc. sr. notes 7 7/8s, 2011		25,000	25,375
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)		245,000	279,913
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016		136,000	152,320
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)		265,000	289,048
Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018		120,000	116,400
Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020		241,000	234,975
Hanesbrands, Inc. sr. unsec. notes 8s, 2016		230,000	249,263
Host Hotels & Resorts LP company guaranty sr. unsec.
unsub. notes Ser. Q, 6 3/4s, 2016 (R)		250,000	257,813
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		353,000	396,243
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		210,000	208,425
Isle of Capri Casinos, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2019		185,000	184,075
ISS Holdings A/S sr. sub. notes Ser. REGS, 8 7/8s,
2016 (Denmark)	EUR	132,000	195,636
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	50,000	73,622
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		$585,000	624,488
Lamar Media Corp. company guaranty sr. notes 9 3/4s,
2014		120,000	138,600
Lear Corp. company guaranty sr. unsec. bonds 7 7/8s,
2018		386,000	419,775
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		345,000	379,500
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		749,000	779,896
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016		75,000	78,188
Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021		210,000	214,200
Lottomatica SpA sub. notes FRN Ser. REGS, 8 1/4s, 2066
(Italy)	EUR	964,000	1,399,359
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016		$270,000	289,913
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		320,000	32,000
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		190,000	207,100
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		290,000	308,850
Navistar International Corp. sr. notes 8 1/4s, 2021		360,000	397,800
Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s,
2019		185,000	186,850
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015		127,000	132,715
Nielsen Finance, LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018		205,000	219,863
Nortek, Inc. company guaranty sr. notes 11s, 2013		268,479	283,917
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		155,000	167,013
Owens Corning company guaranty unsec. unsub. notes 9s,
2019		665,000	784,700
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		60,000	66,225
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		225,000	232,594
PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018		140,000	149,800
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		140,000	152,250
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		65,000	70,850
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		240,000	244,200
Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018		90,000	92,475
Polish Television Holding BV sr. notes Ser. REGS,
stepped-coupon 11 1/4s (13s, 11/15/14), 2017
(Netherlands) (STP)	EUR	392,000	593,872
Realogy Corp. 144A company guaranty sr. notes 7 7/8s,
2019		$70,000	69,475
Roofing Supply Group, LLC/Roofing Supply Finance, Inc.
144A sr. notes 8 5/8s, 2017		190,000	199,975
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		211,000	203,615
Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s,

2020		200,000	205,250
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		55,000	55,550
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		230,000	260,475
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		192,000	186,240
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		489,000	550,736
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		44,000	46,200
Standard Pacific Corp. 144A company guaranty sr.
unsec. notes 8 3/8s, 2021		74,000	76,498
Toys R Us - Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		65,000	68,738
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017		240,000	258,000
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		420,000	476,700
Travelport LLC company guaranty 11 7/8s, 2016		221,000	206,083
Travelport LLC company guaranty 9 7/8s, 2014		210,000	204,488
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		125,000	116,094
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	240,000	357,713
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$220,000	242,000
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		335,000	364,731
Univision Communications, Inc. 144A sr. notes 7 7/8s,
2020		8,000	8,460
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(In default) (F)(NON)(PIK)		199,516	9,976
Visteon Corp. 144A sr. notes 6 3/4s, 2019 (FWC)		180,000	180,000
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		150,000	159,000
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		165,000	195,938
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		363,000	382,965
Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		210,000	217,875
YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec.
notes 10 1/4s, 2016		110,000	110,825
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		322,000	358,225
			25,046,371

Consumer staples (1.7%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. notes 9 3/4s, 2015	BRL	1,400,000	848,738
Archibald Candy Corp. company guaranty sub. notes 10s,
2011 (In default) (F)(NON)		$77,746	2,488
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		165,000	182,325
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		430,000	443,438
Bumble Bee Acquisition Corp. 144A company guaranty sr.
notes 9s, 2017		215,000	223,600
Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		256,000	271,040
Central Garden & Pet Co. company guaranty sr. sub.
notes 8 1/4s, 2018		276,000	289,110
CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 (PIK)		130,000	121,875
CKE Restaurants, Inc. company guaranty sr. notes
11 3/8s, 2018		295,000	325,238
Claire's Stores, Inc. 144A notes 8 7/8s, 2019		185,000	176,675
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		250,000	270,313
Darling International, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2018		60,000	65,250
Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		167,000	159,276
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		160,000	173,600
Dole Food Co. 144A sr. notes 8s, 2016		123,000	130,534
Dunkin Finance Corp. 144A sr. notes 9 5/8s, 2018		83,000	84,556
EC Finance PLC company guaranty sr. bonds Ser. REGS,
9 3/4s, 2017 (United Kingdom)	EUR	128,000	202,348
Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s,
2021		$225,000	234,844
Europcar Groupe SA company guaranty sr. sub. bonds FRB
Ser. REGS, 4.593s, 2013 (France)	EUR	67,000	93,634
Foodcorp (Pty), Ltd. 144A company guaranty sr. notes
8 3/4s, 2018 (South Africa)	EUR	105,000	145,370
Hertz Corp. company guaranty sr. unsec. notes 8 7/8s,
2014		$30,000	30,750
Hertz Corp. 144A company guaranty sr. notes 6 3/4s,
2019		95,000	94,169
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		95,000	98,325
Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	215,000	329,745
Landry's Restaurants, Inc. 144A company guaranty sr.
notes 11 5/8s, 2015		$100,000	107,750
Libbey Glass, Inc. sr. notes 10s, 2015		68,000	74,120
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		195,000	205,725
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		100,000	105,500
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		365,000	365,000
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		241,000	216,599

Rite Aid Corp. company guaranty sr. unsub. notes 8s,
2020		75,000	79,406
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		165,000	176,963
RSC Equipment Rental, Inc. 144A sr. unsec. notes
8 1/4s, 2021		130,000	135,200
Service Corporation International sr. notes 7s, 2019		105,000	110,250
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017		160,000	173,600
Smithfield Foods, Inc. company guaranty sr. notes 10s,
2014		475,000	559,313
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		367,000	404,618
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		542,000	542,678
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		215,000	258,000
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020		100,000	104,500
West Corp. 144A sr. notes 7 7/8s, 2019		265,000	269,969
West Corp. 144A sr. unsec. notes 8 5/8s, 2018		11,000	11,578
			8,898,010

Energy (5.6%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031		150,000	165,599
Anadarko Petroleum Corp. sr. notes 5.95s, 2016		540,000	587,038
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017		345,000	379,740
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		425,000	455,813
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		424,000	428,240
ATP Oil & Gas Corp. company guaranty sr. notes
11 7/8s, 2015		90,000	94,500
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018		393,000	436,230
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018		474,000	502,440
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017		415,000	435,750
Chaparral Energy, Inc. 144A company guaranty sr.
unsec. notes 8 1/4s, 2021		95,000	97,850
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020		195,000	216,450
Chesapeake Energy Corp. company guaranty sr. unsec.
notes 9 1/2s, 2015		675,000	837,000
Complete Production Services, Inc. company guaranty
8s, 2016		287,000	302,785
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)		118,855	84,387
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)		429,000	454,740
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)		180,000	193,500
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020		173,000	191,814
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8s, 2017		982,000	1,075,290
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2021		40,000	40,050
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018		505,000	550,450
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020		240,000	267,600
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2021		130,000	133,250
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018		564,000	573,165
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)		276,000	273,240
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021		140,000	135,800
Forest Oil Corp. sr. notes 8s, 2011		485,000	506,825
Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A
company guaranty sr. notes 7 1/8s, 2018		250,000	256,250
Gazprom Via Gaz Capital SA sr. unsec. notes Ser. REGS,
7.288s, 2037 (Russia)		335,000	361,800
Gazprom Via Gaz Capital SA 144A company guaranty sr.
unsec. bond 8.146s, 2018 (Russia)		149,000	175,373
Gazprom OAO Via Gaz Capital SA 144A sr. sec. bond
9 1/4s, 2019 (Russia)		690,000	857,470
Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)		207,000	219,938
Gazprom OAO Via Gaz Capital SA 144A sr. unsec. notes
7.288s, 2037 (Russia)		240,000	259,200
Gazprom OAO Via White Nights Finance BV notes 10 1/2s,
2014 (Netherlands)		500,000	600,790
Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019		267,000	267,000
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016		530,000	559,150
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014		395,000	397,469
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s,
2021		290,000	302,325
Infinis PLC sr. notes Ser. REGS, 9 1/8s, 2014 (United
Kingdom)	GBP	127,000	216,197
James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019		$90,000	93,150
Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021		130,000	132,275
Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019		135,000	140,569
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. bonds 6.656s, 2022 (Russia)		430,000	450,425
Lukoil International Finance BV 144A company guaranty
sr. unsec. unsub. notes 7 1/4s, 2019 (Russia)		325,000	358,725

MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)		185,000	188,006
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014		294,000	300,615
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)		305,000	162,794
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)		295,000	155,981
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)		401,000	400,499
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)		124,000	126,015
Peabody Energy Corp. company guaranty 7 3/8s, 2016		886,000	983,460
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		26,000	27,885
Pemex Project Funding Master Trust company guaranty
sr. unsec. unsub. bonds 6 5/8s, 2035 (Mexico)		380,000	381,183
Pemex Project Funding Master Trust company guaranty
unsec. unsub. notes 6 5/8s, 2038 (Mexico)		75,000	74,681
Petrobras International Finance Co. company guaranty
sr. unsec. notes 7 7/8s, 2019 (Brazil)		450,000	528,210
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 7/8s, 2040 (Brazil)		780,000	806,509
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014		95,000	109,131
Petroleos de Venezuela SA company guaranty sr. unsec.
notes 5 1/4s, 2017 (Venezuela)		4,365,000	2,636,460
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 1/2s, 2037 (Venezuela)		265,000	120,973
Petroleos de Venezuela SA company guaranty sr. unsec.
unsub. notes 5 3/8s, 2027 (Venezuela)		265,000	125,213
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)		400,000	294,000
Petroleos de Venezuela SA sr. unsec. sub. bonds 5s,
2015 (Venezuela)		1,305,000	857,542
Petroleos de Venezuela SA 144A company guaranty sr.
notes 8 1/2s, 2017 (Venezuela)		230,000	162,610
Petroleos de Venezuela SA 144A company guaranty sr.
unsec. notes 8s, 2013 (Venezuela)		425,000	394,188
Petroleos Mexicanos company guaranty sr. unsec. unsub.
notes 5 1/2s, 2021 (Mexico)		1,125,000	1,141,875
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 9 3/4s, 2019 (Trinidad)		275,000	333,438
Petroleum Co. of Trinidad & Tobago Ltd. 144A sr.
unsec. notes 6s, 2022 (Trinidad)		414,958	420,224
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018		280,000	317,450
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015		310,000	323,563
Plains Exploration & Production Co. company guaranty
7s, 2017		60,000	61,950
Plains Exploration & Production Co. company guaranty
sr. unsec. notes 10s, 2016		365,000	411,538
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7.39s, 2024
(Philippines)		430,000	490,200
Power Sector Assets & Liabilites Management Corp. 144A
govt. guaranty sr. unsec. notes 7 1/4s, 2019
(Philippines)		450,000	513,000
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016		250,000	291,250
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020		210,000	223,650
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018		173,000	192,030
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 7 1/2s, 2021		55,000	57,063
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018		630,000	659,925
SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019		115,000	118,019
Williams Cos., Inc. (The) notes 7 3/4s, 2031		111,000	131,826
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021		165,000	205,335
			29,795,943

Financials (5.4%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019		190,000	193,325
Ally Financial, Inc. company guaranty sr. unsec. notes
7s, 2012		44,000	45,375
Ally Financial, Inc. company guaranty sr. unsec. notes
6 7/8s, 2012		298,000	312,900
Ally Financial, Inc. company guaranty sr. unsec. notes
6 5/8s, 2012		322,000	334,880
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015		405,000	443,981
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.511s, 2014		31,000	30,076
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017		195,000	198,656
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020		790,000	842,338
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058		261,000	280,901
Banco Do Brasil 144A sr. unsec. 9 3/4s, 2017 (Brazil)	BRL	318,000	194,960
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.113s, 2012		$271,750	268,689
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037		223,000	223,836
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2020		82,000	84,460
CIT Group, Inc. sr. bonds 7s, 2017		1,276,000	1,277,595

CIT Group, Inc. sr. bonds 7s, 2016		680,000	680,850
CIT Group, Inc. sr. bonds 7s, 2015		200,000	201,750
CIT Group, Inc. sr. bonds 7s, 2014		64,000	65,200
CIT Group, Inc. 144A company guaranty notes 6 5/8s,
2018		275,000	279,020
CNO Financial Group, Inc. 144A company guaranty sr.
notes 9s, 2018		80,000	84,800
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017		354,000	384,090
HSBC Capital Funding LP/ Jersey Channel Islands
company guaranty sub. FRB 5.13s, 2049 (United Kingdom)	EUR	208,000	276,901
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015		$70,000	72,450
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014		50,000	52,250
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018		525,000	539,438
JPMorgan Chase & Co. 144A sr. unsec. notes FRN zero %,
2017		500,000	503,981
JPMorgan Chase & Co. 144A sr. unsec. unsub. notes FRN
3.91s, 2011	RUB	18,000,000	632,864
JPMorgan Chase & Co. 144A unsec. unsub. notes 8s, 2012	INR	14,000,000	316,699
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017		$438,000	459,900
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097		480,000	441,417
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		177,000	197,355
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		266,000	273,315
Offshore Group Investments, Ltd. company guaranty sr.
notes 11 1/2s, 2015 (Cayman Islands)		160,000	177,600
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		267,000	272,674
Russian Agricultural Bank OJSC Via RSHB Capital SA
144A notes 7 1/8s, 2014 (Russia)		1,295,000	1,409,219
Russian Agricultural Bank OJSC Via RSHB Capital SA
sub. bonds FRB 6.97s, 2016 (Russia)		2,860,000	2,867,493
Russian Agricultural Bank OJSC Via RSHB Capital SA
144A notes 9s, 2014 (Russia)		390,000	448,032
Russian Agricultural Bank OJSC Via RSHB Capital SA
144A notes 7 3/4s, 2018 (Russia)		370,000	413,919
Sabra Health Care LP/Sabra Capital Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2018 (R)		140,000	147,700
Shinhan Bank 144A sr. unsec. bond 6s, 2012 (South
Korea)		208,000	218,719
SLM Corp. sr. notes Ser. MTN, 6 1/4s, 2016		235,000	245,906
Springleaf Finance Corp. sr. unsec. notes Ser. MTN,
6.9s, 2017		345,000	315,244
State Bank of India/London 144A sr. unsec. notes
4 1/2s, 2015 (India)		215,000	218,479
UBS AG/ Jersey Branch jr. unsec. sub. FRB 4.28s, 2015
(Cayman Islands)	EUR	194,000	248,285
Ukreximbank Via Biz Finance PLC sr. unsec. unsub.
bonds 8 3/8s, 2015 (United Kingdom)		$250,000	257,720
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.188s, 2014		45,000	43,763
Vnesheconombank Via VEB Finance, Ltd. 144A bank
guaranteed bonds 6.8s, 2025 (Russia)		600,000	608,400
VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)		400,000	424,000
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
7 1/2s, 2011 (Russia)		359,000	369,303
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)		3,746,000	4,068,860
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 1/4s, 2035 (Russia)		3,040,000	3,222,400
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec.
unsub. notes 6.609s, 2012 (Russia)		2,521,000	2,676,344
			28,848,312

Government (0.1%)
International Bank for Reconstruction & Development
sr. unsec. unsub. notes Ser. GDIF, 5 1/4s, 2014
(Supra-Nation)	RUB	13,350,000	454,759
			454,759

Health care (1.5%)
Aviv Healthcare Properties LP 144A sr. notes 7 3/4s,
2019 (FWC)		$285,000	297,113
Bayer AG jr. unsec. sub. bonds FRB 5s, 2105 (Germany)	EUR	156,000	219,645
Biomet, Inc. company guaranty sr. unsec. notes 10s,
2017		$140,000	153,475
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		225,000	239,625
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		378,000	398,790
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	100,000	146,197
ConvaTec Healthcare E SA 144A sr. unsec. notes
10 1/2s, 2018 (Luxembourg)		$295,000	309,750
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		65,000	65,813
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018		200,000	202,000
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021		305,000	295,469
Fresenius US Finance II, Inc. 144A sr. unsec. notes
9s, 2015		225,000	257,906
Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)		130,000	133,413

HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021		240,000	250,200
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		701,000	755,328
HCA, Inc. sr. sec. notes 9 1/4s, 2016		964,000	1,037,505
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018		205,000	219,350
Select Medical Corp. company guaranty 7 5/8s, 2015		194,000	197,395
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017		335,000	346,725
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)		175,770	179,725
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016		84,000	92,190
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018		120,000	140,550
Tenet Healthcare Corp. sr. notes 9s, 2015		542,000	596,200
Tenet Healthcare Corp. sr. notes 8 7/8s, 2019		296,000	337,440
Tenet Healthcare Corp. sr. unsec. notes 8s, 2020		245,000	255,413
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020		40,000	38,800
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018		100,000	98,000
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017		40,000	39,400
Vanguard Health Systems, Inc. 144A sr. notes zero %,
2016		275,000	174,625
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)		260,000	279,596
			7,757,638

Technology (1.1%)
Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s,
2020		85,000	87,338
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015		88,000	89,430
Avaya, Inc. 144A company guaranty sr. notes 7s, 2019		255,000	248,625
Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019		257,000	272,420
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)		79,000	82,555
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015		293,000	304,720
CommScope, Inc. 144A sr. notes 8 1/4s, 2019		195,000	203,775
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2020		115,000	125,638
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2017		275,000	298,031
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)		408,437	423,243
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016		169,000	168,366
First Data Corp. 144A company guaranty sr. notes
8 7/8s, 2020		105,000	115,238
First Data Corp. 144A company guaranty sr. notes
7 3/8s, 2019 (FWC)		65,000	66,381
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016		2,000	2,125
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018		567,000	633,623
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020		1,000	1,123
Iron Mountain, Inc. company guaranty 6 5/8s, 2016		140,000	140,700
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020		440,000	466,400
Iron Mountain, Inc. sr. sub. notes 8 3/8s, 2021		155,000	167,788
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)		245,000	254,494
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)		406,000	454,720
Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)		256,000	264,960
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015		480,000	504,000
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020		203,000	208,583
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015		114,000	138,510
			5,722,786

Transportation (0.1%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018		277,000	297,083
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018		295,000	320,075
			617,158

Utilities and power (1.9%)
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017		720,000	774,000
Aguila 3 SA company guaranty sr. notes Ser. REGS,
7 7/8s, 2018 (Luxembourg)	CHF	518,000	579,136
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020		$225,000	238,500
Calpine Corp. 144A sr. notes 7 1/4s, 2017		595,000	618,800
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)		290,000	313,512
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019		685,000	531,731
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016		109,000	92,650
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013		48,000	47,760
Edison Mission Energy sr. unsec. notes 7.2s, 2019		109,000	85,020
Edison Mission Energy sr. unsec. notes 7s, 2017		17,000	13,643
El Paso Corp. sr. unsec. notes 7s, 2017		285,000	318,972
El Paso Natural Gas Co. debs. 8 5/8s, 2022		345,000	434,839

Energy Future Holdings Corp. company guaranty sr.
notes 10s, 2020		1,050,000	1,112,659
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020		276,000	292,470
Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020		205,000	222,938
GenOn Americas Generation, LLC sr. unsec. notes 8.3s,
2011		110,000	110,275
GenOn Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2020		405,000	423,225
GenOn Energy, Inc. 144A sr. unsec. notes 9 1/2s, 2018		65,000	67,600
Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016		95,000	102,838
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 8s, 2019 (Indonesia)		300,000	340,500
Majapahit Holding BV 144A company guaranty sr. unsec.
notes 7 3/4s, 2020 (Indonesia)		1,345,000	1,514,672
NRG Energy, Inc. company guaranty 7 3/8s, 2017		360,000	374,850
NRG Energy, Inc. sr. notes 7 3/8s, 2016		745,000	771,075
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020		150,000	152,653
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017		105,000	107,694
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028		65,000	72,228
Vattenfall Treasury AB company guaranty jr. unsec.
sub. bond FRB 5 1/4s, 2049 (Sweden)	EUR	156,000	221,922
			9,936,162

Total corporate bonds and notes (cost $147,905,094)			$155,395,878

MORTGAGE-BACKED SECURITIES (21.1%)(a)
		Principal amount	Value

Adjustable Rate Mortgage Trust FRB Ser. 07-1,
Class 5A31, 0.39s, 2037		$1,317,266	$727,789
Banc of America Commercial Mortgage, Inc. 144A
Ser. 01-1, Class J, 6 1/8s, 2036		125,000	102,500
Ser. 01-1, Class K, 6 1/8s, 2036		282,000	210,508
Ser. 07-5, Class XW, IO, 0.427s, 2051		43,513,161	756,559
Banc of America Funding Corp.
FRB Ser. 06-D, Class 6A1, 5.429s, 2036		2,168,850	1,420,597
FRB Ser. 07-6, Class A1, 0.54s, 2037		1,865,293	1,432,974
FRB Ser. 07-B, Class A1, 0.464s, 2047		1,339,007	883,745
Bear Stearns Adjustable Rate Mortgage Trust FRB Ser.
07-1, Class 2A1, 5.237s, 2047		1,521,926	1,004,471
Bear Stearns Alt-A Trust
FRB Ser. 06-5, Class 2A2, 5.999s, 2036		2,614,315	1,803,877
FRB Ser. 06-5, Class 2A1, 5.637s, 2036		719,481	489,247
FRB Ser. 07-1, Class 21A1, 5.202s, 2047		1,775,692	1,072,021
FRB Ser. 05-10, Class 25A1, 2.671s, 2036		1,313,528	853,793
Bear Stearns Alt-A Trust II FRB Ser. 07-1, Class 1A1,
5.447s, 2047		5,731,185	3,560,499
Bear Stearns Asset Backed Securities Trust
FRB Ser. 07-AC4, Class A1, 0.55s, 2037		2,385,952	1,192,976
FRB Ser. 06-IM1, Class A1, 0.48s, 2036		762,781	407,592
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 07-PW18, Class X1, IO, 0.121s, 2050		51,155,682	316,628
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.473s, 2036		1,054,788	613,773
FRB Ser. 07-AR5, Class 1A1A, 5.411s, 2037		919,200	572,572
FRB Ser. 05-10, Class 1A4A, 2.4s, 2035		1,563,353	1,004,455
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD5, Class XS, IO, 1/8s, 2044		29,875,872	193,686
Cornerstone Titan PLC 144A
FRB Ser. 05-CT1A, Class D, 1.823s, 2014 (United
Kingdom)	GBP	328,253	369,159
FRB Ser. 05-CT2A, Class E, 1.789s, 2014 (United
Kingdom)	GBP	165,399	199,297
Countrywide Alternative Loan Trust
Ser. 06-45T1, Class 2A2, 6s, 2037		$1,046,039	740,700
Ser. 06-45T1, Class 2A5, 6s, 2037		1,007,853	725,654
Ser. 06-J8, Class A4, 6s, 2037		1,042,796	636,106
Ser. 06-41CB, Class 1A7, 6s, 2037		1,092,330	813,786
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047		1,049,232	1,004,640
Ser. 07-8CB, Class A1, 5 1/2s, 2037		1,090,068	839,353
FRB Ser. 05-4, Class 2A7, 3/4s, 2035		1,058,153	774,767
FRB Ser. 06-24CB, Class A13, 0.6s, 2036		1,230,373	766,292
FRB Ser. 06-OC10, Class 2A2A, 0.43s, 2036		1,037,159	554,880
Countrywide Home Loans
FRB Ser. 04-HYB6, Class A2, 3.079s, 2034		573,698	476,169
FRB Ser. 05-HYB4, Class 2A1, 2.87s, 2035		767,285	567,791
FRB Ser. 06-HYB2, Class 2A1B, 2.741s, 2036		1,884,876	1,262,867
Countrywide Home Loans 144A
Ser. 05-R3, Class AS, IO, 5.532s, 2035		170,104	20,909
FRB Ser. 05-R3, Class AF, 0.65s, 2035		167,214	143,804
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A3, 6.211s, 2041		1,458,000	1,576,473
Ser. 07-1, Class 1A4, 6.131s, 2037		802,700	501,688
CS First Boston Mortgage Securities Corp. 144A Ser.
02-CP5, Class M, 5 1/4s, 2035		275,000	72,219
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust
FRB Ser. 06-AR1, Class 1A3, 0.58s, 2036		4,684,000	2,224,900
Deutsche Alternative Securities, Inc.
FRB Ser. 06-AR6, Class A6, 0.44s, 2037		3,410,486	2,046,292
FRB Ser. 06-AR3, Class A1, 0.44s, 2036		1,628,633	836,710
DLJ Commercial Mortgage Corp. Ser. 98-CF2, Class B4,
6.04s, 2031		226,150	226,127
European Prime Real Estate PLC 144A FRB Ser. 1-A,
Class D, 1 5/8s, 2014 (United Kingdom)	GBP	190,419	42,830
Federal Home Loan Mortgage Corp.
IFB Ser. 3182, Class SP, 27.58s, 2032		$259,859	403,004

IFB Ser. 3211, Class SI, IO, 26.593s, 2036	225,338	137,553
IFB Ser. 3408, Class EK, 24.767s, 2037	164,908	233,232
IFB Ser. 2979, Class AS, 23.338s, 2034	92,387	121,008
IFB Ser. 3072, Class SM, 22.862s, 2035	344,691	461,326
IFB Ser. 3072, Class SB, 22.715s, 2035	353,295	470,480
IFB Ser. 3249, Class PS, 21.434s, 2036	346,576	460,587
IFB Ser. 3065, Class DC, 19.095s, 2035	480,017	609,790
IFB Ser. 3105, Class SI, IO, 18.961s, 2036	164,530	78,774
IFB Ser. 3031, Class BS, 16.087s, 2035	577,775	702,899
IFB Ser. 3184, Class SP, IO, 7.095s, 2033	2,548,245	290,260
IFB Ser. 3727, Class PS, IO, 6.445s, 2038	4,335,804	699,461
IFB Ser. 3287, Class SE, IO, 6.445s, 2037	1,134,927	177,071
IFB Ser. 3398, Class SI, IO, 6.395s, 2036	1,625,171	202,675
IFB Ser. 3762, Class SA, IO, 6.345s, 2040	5,486,961	889,702
IFB Ser. 3677, Class KS, IO, 6.295s, 2040	6,685,947	949,733
IFB Ser. 3485, Class SI, IO, 6.295s, 2036	428,324	63,692
IFB Ser. 3346, Class SC, IO, 6.295s, 2033	22,224,221	3,235,624
IFB Ser. 3346, Class SB, IO, 6.295s, 2033	10,401,957	1,503,187
IFB Ser. 3242, Class SC, IO, 6.035s, 2036	2,751,626	371,470
IFB Ser. 3225, Class EY, IO, 6.035s, 2036	18,393,147	2,403,065
IFB Ser. 3751, Class SB, IO, 5.785s, 2039	13,504,973	1,890,696
Ser. 3645, Class ID, IO, 5s, 2040	1,905,799	326,654
Ser. 3653, Class KI, IO, 5s, 2038	3,612,578	626,746
Ser. 3632, Class CI, IO, 5s, 2038	2,253,038	402,550
Ser. 3626, Class DI, IO, 5s, 2037	1,601,189	202,406
Ser. 3623, Class CI, IO, 5s, 2036	1,438,713	208,613
Ser. 3747, Class HI, IO, 4 1/2s, 2037	1,013,252	161,344
Ser. 3738, Class MI, IO, 4s, 2034	4,576,126	607,534
Ser. 3736, Class QI, IO, 4s, 2034	12,343,943	1,604,713
Ser. 3751, Class MI, IO, 4s, 2034	12,877,967	1,751,275
Ser. 3707, Class HI, IO, 4s, 2023	2,092,891	235,094
Ser. 3707, Class KI, IO, 4s, 2023	3,409,963	338,950
Ser. T-57, Class 1AX, IO, 0.425s, 2043	1,015,478	13,179
Ser. 3300, PO, zero %, 2037	202,686	174,411
FRB Ser. 3326, Class YF, zero %, 2037	120,295	109,093
FRB Ser. 3251, Class TC, zero %, 2036	48,517	47,802
FRB Ser. 3326, Class WF, zero %, 2035	13,777	12,888
FRB Ser. 3030, Class EF, zero %, 2035	17,469	15,340
FRB Ser. 3412, Class UF, zero %, 2035	8,651	7,769
Federal National Mortgage Association
IFB Ser. 06-62, Class PS, 38.403s, 2036	266,945	437,152
IFB Ser. 06-62, Class PS, 38.403s, 2036	462,230	638,755
IFB Ser. 07-53, Class SP, 23.285s, 2037	352,834	481,813
IFB Ser. 08-24, Class SP, 22.368s, 2038	363,602	495,295
IFB Ser. 05-122, Class SE, 22.227s, 2035	575,909	769,063
IFB Ser. 05-83, Class QP, 16.745s, 2034	367,379	453,471
IFB Ser. 10-35, Class SG, IO, 6.1505s, 2040	7,201,450	1,291,580
Ser. 10-21, Class IP, IO, 5s, 2039	3,705,900	685,592
Ser. 378, Class 19, IO, 5s, 2035	4,514,561	871,771
Ser. 366, Class 22, IO, 4 1/2s, 2035	1,617,961	175,290
Ser. 407, Class 2, IO, 4s, 2041 (FWC)	1,365,000	325,963
Ser. 406, Class 2, IO, 4s, 2041	7,023,000	1,634,954
Ser. 406, Class 1, IO, 4s, 2041	4,375,000	1,036,438
Ser. 03-W10, Class 1, IO, 1.554s, 2043	874,263	40,981
Ser. 00-T6, IO, 0.77s, 2030	2,132,588	44,411
Ser. 99-51, Class N, PO, zero %, 2029	33,286	30,012
FFCA Secured Lending Corp. 144A Ser. 00-1, Class X,
IO, 1.114s, 2020	2,632,579	78,398
First Union Commercial Mortgage Trust 144A Ser. 99-C1,
Class G, 5.35s, 2035	351,000	239,813
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	92,665	85,252
Government National Mortgage Association
Ser. 06-36, Class OD, PO, zero %, 2036	15,835	14,810
Ser. 99-31, Class MP, PO, zero %, 2029	87,825	79,482
GS Mortgage Securities Corp. II 144A Ser. 05-GG4,
Class XC, IO, 0.285s, 2039	102,725,612	1,999,547
Harborview Mortgage Loan Trust FRB Ser. 05-14,
Class 5A1A, 5.6s, 2035	1,767,484	1,148,865
HSI Asset Loan Obligation FRB Ser. 07-AR1, Class 2A1,
5.835s, 2037	3,110,818	2,115,356
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.36s, 2037 (F)	1,751,685	945,910
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.473s, 2037	2,550,776	1,730,191
FRB Ser. 06-AR25, Class 5A1, 5.434s, 2036	2,198,328	1,316,619
FRB Ser. 06-AR25, Class 3A1, 5.399s, 2036 (F)	799,957	439,976
FRB Ser. 07-AR9, Class 2A1, 5.384s, 2037	1,513,173	1,001,993
FRB Ser. 07-AR7, Class 2A1, 4.808s, 2037	1,315,061	749,611
FRB Ser. 07-AR11, Class 1A1, 4.742s, 2037	744,567	435,572
FRB Ser. 06-AR3, Class 2A1A, 3.012s, 2036	1,961,472	1,074,573
FRB Ser. 05-AR31, Class 3A1, 2.69s, 2036	2,312,123	1,560,683
FRB Ser. 06-AR27, Class 2A2, 0.45s, 2036	2,743,680	1,920,576
FRB Ser. 06-AR39, Class A1, 0.43s, 2037	4,816,954	3,046,724
FRB Ser. 06-AR35, Class 2A1A, 0.42s, 2037	1,464,876	801,044
FRB Ser. 06-AR15, Class A1, 0.37s, 2036	2,178,194	1,157,841
FRB Ser. 06-AR29, Class A2, 0.33s, 2036	3,004,883	1,592,588
JPMorgan Alternative Loan Trust
FRB Ser. 06-A7, Class 1A1, 0.41s, 2036	1,489,328	848,917
FRB Ser. 06-A6, Class 1A1, 0.41s, 2036	813,012	489,743
FRB Ser. 07-A1, Class 1A1A, 0.39s, 2037	1,486,429	743,214
JPMorgan Chase Commercial Mortgage Securities Corp.
144A Ser. 07-CB20, Class X1, IO, 0.148s, 2051	54,425,898	526,549
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class G, 6.41s, 2031	199,915	196,052
Ser. 98-C4, Class J, 5.6s, 2035	379,000	383,662
Lehman XS Trust FRB Ser. 07-8H, Class A1, 0.38s, 2037
(F)	1,161,179	580,590
Luminent Mortgage Trust FRB Ser. 06-7, Class 1A1,

0.43s, 2036		1,796,192	1,149,563
Merrill Lynch Mortgage Investors, Inc. Ser. 96-C2,
Class JS, IO, 2.287s, 2028		699,517	23,203
Merrill Lynch Mortgage Trust FRB Ser. 07-C1, Class A3,
5.828s, 2050		196,000	204,654
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.222s, 2049		44,921,556	544,629
Mezz Cap Commercial Mortgage Trust 144A Ser. 07-C5,
Class X, IO, 3.985s, 2049		1,922,526	135,154
Morgan Stanley Capital I 144A FRB Ser. 04-RR,
Class F7, 6s, 2039		1,380,000	1,114,350
Morgan Stanley Mortgage Loan Trust
FRB Ser. 06-3AR, Class 3A1, 5.503s, 2036		1,201,530	853,086
FRB Ser. 07-11AR, Class 2A1, 5.068s, 2037		3,407,560	1,719,148
Ser. 05-5AR, Class 2A1, 2.987s, 2035		627,854	414,384
Ser. 06-6AR, Class 2A, 2.674s, 2036		1,049,197	640,010
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043		1,196,000	1,267,760
Mortgage Capital Funding, Inc. Ser. 97-MC2, Class X,
IO, 1.233s, 2012		1,143	11
Nomura Asset Acceptance Corp. FRB Ser. 06-AR4,
Class A4A, 0.49s, 2036		2,878,914	1,439,457
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033		157,000	6,280
Residential Asset Securitization Trust
Ser. 07-A5, Class 2A3, 6s, 2037		1,817,366	1,372,111
FRB Ser. 05-A2, Class A1, 3/4s, 2035		774,726	627,294
STRIPS 144A Ser. 03-1A, Class N, 5s, 2018		158,000	110,600
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-10, Class 1A1, 6s, 2037		1,448,793	746,129
FRB Ser. 06-9, Class 1A1, 5.224s, 2036		642,665	388,370
FRB Ser. 07-4, Class 1A1, 0.49s, 2037		1,265,091	651,522
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045		4,361,126	602,381
Ser. 07-4, Class 1A4, IO, 1s, 2045		6,601,043	182,324
Structured Asset Securities Corp. 144A
Ser. 05-RF1, Class A, IO, 5.508s, 2035		558,963	59,376
Ser. 05-RF3, Class 1A, IO, 5.315s, 2035		502,686	65,245
FRB Ser. 05-RF3, Class 1A, 0.6s, 2035		502,686	404,662
FRB Ser. 05-RF1, Class A, 0.6s, 2035		558,963	451,363
Ursus PLC 144A FRB Ser. 1-A, Class D, 6.938s, 2012
(Ireland)	GBP	156,784	12,594
Wachovia Bank Commercial Mortgage Trust Ser. 07-C34,
IO, 0.378s, 2046		$14,937,429	225,107
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.555s, 2018		363,000	217,800

Total mortgage-backed securities (cost $106,043,737)			$111,590,584

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.2%)
Government National Mortgage Association Pass-Through
Certificates 6 1/2s, November 20, 2038		$1,081,928	$1,209,688
			1,209,688

U.S. Government Agency Mortgage Obligations (20.0%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
3 1/2s, with due dates from December 1, 2040 to
February 1, 2041 (FWC)		14,934,714	14,053,215
3 1/2s, TBA, April 1, 2041		1,000,000	939,766
Federal National Mortgage Association Pass-Through
Certificates
5s, February 1, 2037		276,243	289,710
4 1/2s, August 1, 2039		561,437	572,074
4 1/2s, TBA, April 1, 2041		9,000,000	9,159,609
4s, TBA, April 1, 2041		35,000,000	34,431,250
3 1/2s, with due dates from December 1, 2040 to
March 1, 2041 (FWC)		18,913,036	17,833,663
3 1/2s, TBA, April 1, 2041		30,000,000	28,251,564
			105,530,851

Total U.S. government and agency mortgage obligations (cost $106,503,450)			$106,740,539

ASSET-BACKED SECURITIES (10.8%)(a)
		Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.38s, 2037		$1,183,000	$816,270
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.4s, 2036		94,000	58,652
FRB Ser. 06-HE3, Class A2C, 0.4s, 2036		100,000	47,694
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030		33,367	35,369
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.41s, 2036		73,313	52,210
Bear Stearns Asset Backed Securities, Inc. FRB Ser.
04-FR3, Class M6, 5 1/8s, 2034		37,339	8,266
Bombardier Capital Mortgage Securitization Corp. Ser.
00-A, Class A4, 8.29s, 2030		1,093,366	776,290
Citigroup Mortgage Loan Trust, Inc. FRB Ser. 07-OPX1,
Class A1A, 0.32s, 2037		611,812	281,433
Conseco Finance Securitizations Corp.
Ser. 00-2, Class A5, 8.85s, 2030		776,144	636,438
Ser. 00-4, Class A6, 8.31s, 2032		709,554	539,483
Ser. 00-5, Class A7, 8.2s, 2032		732,661	611,772
Ser. 00-1, Class A5, 8.06s, 2031		574,788	448,335

Ser. 00-4, Class A5, 7.97s, 2032		124,108	102,389
Ser. 00-5, Class A6, 7.96s, 2032		323,888	278,544
Ser. 02-1, Class M1F, 7.954s, 2033		12,000	12,971
Ser. 00-6, Class A5, 7.27s, 2031		2,736,983	2,846,462
FRB Ser. 02-1, Class M1A, 2.311s, 2033		1,609,000	1,413,983
FRB Ser. 01-4, Class M1, 2.011s, 2033		241,000	127,346
Countrywide Asset Backed Certificates
FRB Ser. 06-BC1, Class 2A3, 0.54s, 2036		992,000	724,160
FRB Ser. 06-6, Class 2A3, 0.53s, 2036		2,253,000	906,833
FRB Ser. 07-7, Class 2A3, 0.48s, 2047		3,588,000	1,758,120
FRB Ser. 07-3, Class 2A2, 0.42s, 2047		1,239,000	922,677
FRB Ser. 07-6, Class 2A2, 0.42s, 2037		729,000	566,506
FRB Ser. 06-8, Class 2A3, 0.41s, 2046		919,000	560,590
FRB Ser. 06-24, Class 2A3, 0.4s, 2047		1,499,000	756,995
FRB Ser. 06-25, Class 2A2, 0.37s, 2047		1,141,000	1,038,310
FRB Ser. 07-1, Class 2A2, 0.35s, 2037		2,148,000	1,739,880
Credit-Based Asset Servicing and Securitization
FRB Ser. 06-CB9, Class A2, 0.36s, 2036		1,439,000	654,745
FRB Ser. 07-CB1, Class AF1A, 0.32s, 2037		765,771	247,336
Crest, Ltd. 144A Ser. 03-2A, Class E2, 8s, 2038		383,096	7,662
First Franklin Mortgage Loan Asset Backed Certificates
FRB Ser. 07-FF1, Class A2D, 0.47s, 2038		1,161,000	554,339
FRB Ser. 06-FF18, Class A2C, 0.41s, 2037		2,208,000	1,026,720
FRB Ser. 06-FF11, Class 2A3, 0.4s, 2036		1,108,000	655,105
FRB Ser. 06-FF7, Class 2A3, 0.4s, 2036		492,813	332,170
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.42s, 2036		309,000	195,880
Granite Mortgages PLC
FRB Ser. 03-2, Class 2C1, 3.562s, 2043 (F)	EUR	1,225,000	920,054
FRB Ser. 03-2, Class 3C, 3.326s, 2043 (F)	GBP	588,814	442,237
Green Tree Financial Corp.
Ser. 94-6, Class B2, 9s, 2020		$671,564	470,094
Ser. 94-4, Class B2, 8.6s, 2019		251,473	129,632
Ser. 93-1, Class B, 8.45s, 2018		139,110	110,702
Ser. 99-5, Class A5, 7.86s, 2029		1,165,022	1,065,995
Ser. 96-8, Class M1, 7.85s, 2027		304,000	292,501
Ser. 99-5, Class A6, 7 1/2s, 2030		808,954	736,148
Ser. 95-8, Class B1, 7.3s, 2026		285,417	277,508
Ser. 95-4, Class B1, 7.3s, 2025		289,077	272,194
Ser. 97-6, Class M1, 7.21s, 2029		182,000	154,217
Ser. 95-F, Class B2, 7.1s, 2021		9,343	9,188
Ser. 96-1, Class M1, 7s, 2027		251,123	252,815
Ser. 93-3, Class B, 6.85s, 2018		9,561	8,618
Ser. 99-3, Class A7, 6.74s, 2031		655,959	655,959
Ser. 99-3, Class A9, 6.53s, 2031		613,318	579,585
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		2,883,305	2,969,804
GSAA Home Equity Trust
FRB Ser. 05-15, Class 2A2, 1/2s, 2036		1,075,000	766,486
FRB Ser. 05-11, Class 3A4, 1/2s, 2035		1,946,009	1,654,108
FRB Ser. 06-19, Class A3A, 0.49s, 2036		299,019	153,995
FRB Ser. 06-11, Class 2A2, 0.41s, 2036		3,188,153	1,673,780
FRB Ser. 07-4, Class A1, 0.35s, 2037		2,916,662	1,472,171
FRB Ser. 06-19, Class A1, 0.34s, 2036		2,369,877	1,206,339
FRB Ser. 06-17, Class A1, 0.31s, 2036		3,364,839	1,648,771
FRB Ser. 06-8, Class 2A1, 0.31s, 2036		2,182,181	1,025,625
FRB Ser. 06-12, Class A1, 0.3s, 2036		2,384,426	1,245,863
GSAMP Trust FRB Ser. 07-HE2, Class A2A, 0.37s, 2047		704,861	665,565
GSMPS Mortgage Loan Trust FRB Ser. 05-14, Class 2A2,
1/2s, 2035		1,428,609	1,014,312
Guggenheim Structured Real Estate Funding, Ltd. 144A
FRB Ser. 05-2A, Class E, 2 1/4s, 2030		300,841	13,538
FRB Ser. 05-1A, Class E, 2.05s, 2030		7,565	1,362
Lehman XS Trust
FRB Ser. 07-3, Class 1BA2, 6.17s, 2037		1,184,319	553,669
FRB Ser. 07-6, Class 2A1, 0.46s, 2037		810,959	298,855
FRB Ser. 07-1, Class 1A3, 0.37s, 2037		5,646,366	2,396,713
Long Beach Mortgage Loan Trust
FRB Ser. 06-4, Class 2A4, 0.51s, 2036		101,512	39,569
FRB Ser. 06-WL1, Class 2A3, 0.49s, 2046		997,343	693,154
FRB Ser. 06-6, Class 2A3, 0.4s, 2036		2,258,000	925,780
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3 1/2s, 2032		925,076	864,946
Merrill Lynch First Franklin Mortgage Loan Asset
Backed Certificates FRB Ser. 07-1, Class A2B, 0.42s,
2037		1,375,421	770,236
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		83,279	79,524
Morgan Stanley Capital, Inc. FRB Ser. 04-HE8,
Class B3, 3.45s, 2034		42,436	9,393
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.41s, 2036		105,736	57,309
FRB Ser. 06-2, Class A2C, 0.4s, 2036		130,000	72,156
FRB Ser. 06-6, Class A2B, 0.35s, 2037		755,742	505,147
Oakwood Mortgage Investors, Inc.
Ser. 99-D, Class A1, 7.84s, 2029		551,392	556,905
Ser. 00-A, Class A2, 7.765s, 2017		81,167	64,143
Ser. 95-B, Class B1, 7.55s, 2021		81,649	59,350
Ser. 00-D, Class A4, 7.4s, 2030		1,433,763	1,003,634
Ser. 02-B, Class A4, 7.09s, 2032		228,936	231,067
Ser. 99-B, Class A4, 6.99s, 2026		545,274	545,274
Ser. 01-D, Class A4, 6.93s, 2031		321,008	267,239
Ser. 98-A, Class M, 6.825s, 2028		43,000	39,744
Ser. 01-E, Class A4, 6.81s, 2031		742,578	665,072
Ser. 01-C, Class A2, 5.92s, 2017		750,885	412,987
Ser. 02-C, Class A1, 5.41s, 2032		1,093,782	1,063,703
Ser. 01-E, Class A2, 5.05s, 2031		515,182	414,721
Ser. 02-A, Class A2, 5.01s, 2020		65,856	60,156
Oakwood Mortgage Investors, Inc. 144A
Ser. 01-B, Class A4, 7.21s, 2030		97,595	94,667

FRB Ser. 01-B, Class A2, 0.63s, 2018		199,975	176,714
Residential Asset Mortgage Products, Inc. FRB Ser.
07-RZ1, Class A2, 0.41s, 2037		154,000	100,466
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.46s, 2036		219,000	84,702
Soundview Home Equity Loan Trust FRB Ser. 06-OPT3,
Class 2A3, 0.42s, 2036		104,000	84,215
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		411,724	49,407
TIAA Real Estate CDO, Ltd. 144A Ser. 02-1A, Class IV,
6.84s, 2037		351,000	122,850

Total asset-backed securities (cost $58,519,530)			$56,994,568

FOREIGN GOVERNMENT BONDS AND NOTES (8.0%)(a)
		Principal amount/units	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$461,000	$469,298
Argentina (Republic of) sr. unsec. bonds FRB 0.45s,
2013		2,362,000	845,596
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		5,916,000	5,569,914
Argentina (Republic of) sr. unsec. unsub. bonds Ser. $
V, 10 1/2s, 2012	ARS	1,080,000	263,840
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.467s, 2012		$30,634,000	7,428,745
Argentina (Republic of) sr. unsec. unsub. notes Ser.
NY, 8.28s, 2033		1,027,751	917,268
Banco Nacional de Desenvolvimento Economico e Social
144A notes 5 1/2s, 2020 (Brazil)		125,000	127,188
Banco Nacional de Desenvolvimento Economico e Social
144A sr. unsec. unsub. notes 6.369s, 2018 (Brazil)		160,000	174,000
Brazil (Federal Republic of) notes 10s, 2017	BRL	1,350	752,751
Brazil (Federal Republic of) unsub. notes 10s, 2014	BRL	1,080	635,215
Chile (Republic of) notes 5 1/2s, 2020	CLP	235,500,000	494,814
Colombia (Government of) bonds 6 1/8s, 2041		$565,000	576,300
Croatia (Republic of) 144A sr. unsec. unsub. notes
6 3/8s, 2021		360,000	360,450
Export-Import Bank of Korea 144A sr. unsec. unsub.
notes 5.1s, 2013 (South Korea)	INR	31,500,000	668,850
Ghana (Republic of) 144A unsec. notes 8 1/2s, 2017		$930,000	1,032,356
Hungary (Republic of) sr. unsec. unsub. notes 7 5/8s,
2041		160,000	160,683
Hungary (Republic of) sr. unsec. unsub. notes 6 3/8s,
2021		150,000	150,188
Indonesia (Republic of) 144A sr. unsec. notes 11 5/8s,
2019		755,000	1,074,184
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
7 3/4s, 2038		550,000	655,875
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 7/8s, 2018		425,000	481,313
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 3/4s, 2014		280,000	310,080
Indonesia (Republic of) 144A sr. unsec. unsub. bonds
6 5/8s, 2037		575,000	612,174
Industrial Bank of Korea 144A sr. notes 7 1/8s, 2014
(South Korea)		1,190,000	1,339,247
Iraq (Republic of) 144A bonds 5.8s, 2028		695,000	638,010
Peru (Republic of) bonds 6.95s, 2031	PEN	3,110,000	1,093,512
Philippines (Republic of) sr. unsec. unsub. bonds
6 1/2s, 2020		$800,000	905,000
Philippines (Republic of) sr. unsec. unsub. bonds
6 3/8s, 2034		1,000,000	1,054,760
Russia (Federation of) 144A unsec. unsub. bonds
7 1/2s, 2030		1,489,162	1,728,471
South Africa (Republic of) sr. unsec. unsub. notes
6 7/8s, 2019		515,000	598,044
Sri Lanka (Republic of) 144A notes 7.4s, 2015		240,000	256,793
Turkey (Republic of) bonds 16s, 2012	TRY	190,000	130,895
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2019		$1,210,000	1,395,094
Turkey (Republic of) sr. unsec. notes 7 1/2s, 2017		1,530,000	1,759,133
Turkey (Republic of) unsec. notes 6 3/4s, 2040		370,000	381,955
Ukraine (Government of ) Financing of Infrastructural
Projects State Enterprise 144A govt. guaranty notes
8 3/8s, 2017		275,000	288,750
Ukraine (Government of) sr. unsec. bonds 6.385s, 2012		250,000	258,075
Ukraine (Government of) 144A bonds 7 3/4s, 2020		1,570,000	1,619,063
Ukraine (Government of) 144A sr. unsec. notes 7.95s,
2021		785,000	789,898
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		450,000	474,750
Venezuela (Republic of) bonds 8 1/2s, 2014		430,000	389,786
Venezuela (Republic of) sr. unsec. bonds 9 1/4s, 2027		200,000	147,500
Venezuela (Republic of) unsec. notes 10 3/4s, 2013		1,410,000	1,411,086
Venezuela (Republic of) unsec. notes FRN Ser. REGS,
1.303s, 2011		690,000	687,737
Venezuela (Republic of) 144A unsec. bonds 13 5/8s, 2018		1,215,000	1,149,876

Total foreign government bonds and notes (cost $37,567,878)			$42,258,517

SENIOR LOANS (2.5%)(a)(c)
		Principal amount	Value

Basic materials (0.1%)
Georgia-Pacific, LLC bank term loan FRN Ser. B2,
2.303s, 2012		$63,047	$62,983
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom) (FWC)		121,298	124,671
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,

8.001s, 2014 (United Kingdom) (FWC)	128,702	132,282
Momentive Performance Materials, Inc. bank term loan
FRN 3.813s, 2013	218,290	215,698
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	90,053	90,222
		625,856

Communication services (0.3%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.762s, 2014	150,000	146,625
Charter Communications Operating, LLC bank term loan
FRN Ser. l, 7 1/4s, 2014	74,759	75,040
Charter Communications, Inc. bank term loan FRN Ser.
C, 3.56s, 2016	582,514	581,054
Insight Midwest, LP bank term loan FRN Ser. B, 2.024s,
2014	88,786	87,647
Intelsat Jackson Holdings SA bank term loan FRN
3.303s, 2014 (Luxembourg)	375,000	367,266
Level 3 Communications, Inc. bank term loan FRN
2.553s, 2014	234,000	227,142
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	55,000	58,740
		1,543,514

Consumer cyclicals (1.1%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	618,450	630,046
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 6 1/4s, 2017	70,000	69,027
Caesars Entertainment Operating Co., Inc. bank term
loan FRN Ser. B1, 3.303s, 2015	370,000	342,192
Caesars Entertainment Operating Co., Inc. bank term
loan FRN Ser. B2, 3.303s, 2015	429,402	397,130
CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	350,000	354,156
Cedar Fair LP bank term loan FRN 4s, 2017	108,050	108,454
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.55s, 2014	397,325	380,391
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.912s, 2016	327,731	288,176
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	85,310	82,325
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	132,837	117,700
Federal Mogul Corp. bank term loan FRN Ser. B, 2.196s,
2014	95,520	93,064
Federal Mogul Corp. bank term loan FRN Ser. C, 2.189s,
2015	48,735	47,481
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.52s, 2014	158,157	70,222
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014 (FWC)	309,115	137,247
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.27s, 2014 (FWC)	115,342	51,212
Golden Nugget, Inc. bank term loan FRN 2.268s, 2014
(PIK)	41,393	35,624
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.27s,
2014 (PIK)	72,719	62,584
Goodman Global, Inc. bank term loan FRN 9s, 2017	169,000	173,542
Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	340,290	341,777
Michaels Stores, Inc. bank term loan FRN Ser. B,
2.584s, 2013	77,441	76,645
National Bedding Co., LLC bank term loan FRN Ser. B,
3.818s, 2013	40,706	40,553
R.H. Donnelley, Inc. bank term loan FRN Ser. B, 9s,
2014	408,140	319,880
Realogy Corp. bank term loan FRN Ser. B, 4.562s, 2016	470,436	442,504
ServiceMaster Co. (The) bank term loan FRN Ser. B,
2.779s, 2014	320,503	314,150
ServiceMaster Co. (The) bank term loan FRN Ser. DD,
2.77s, 2014	31,753	31,123
Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	295,097	296,720
Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	399,187	277,872
Univision Communications, Inc. bank term loan FRN
4.512s, 2017	358,919	349,048
		5,930,845

Consumer staples (0.3%)
Claire's Stores, Inc. bank term loan FRN 3.026s, 2014	258,309	246,219
Del Monte Foods Co. bank term loan FRN Ser. B, 4 1/2s,
2018	155,000	155,024
Revlon Consumer Products bank term loan FRN 6.001s,
2015	1,321,650	1,324,954
Rite-Aid Corp. bank term loan FRN Ser. B, 2.013s, 2014	75,615	72,647
West Corp. bank term loan FRN Ser. B2, 2.743s, 2013	12,829	12,754
West Corp. bank term loan FRN Ser. B5, 4.618s, 2016	31,201	31,227
		1,842,825

Energy (0.1%)
EPCO Holdings, Inc. bank term loan FRN Ser. A, 1 1/4s,
2012	169,864	166,466
Hercules Offshore, Inc. bank term loan FRN Ser. B,
7 1/2s, 2013	119,712	117,574
MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018
(Canada) (FWC)	155,000	155,853
		439,893

Financials (0.1%)

AGFS Funding Co. bank term loan FRN 7 1/4s, 2015			145,000	145,068
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017			60,000	60,825
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014			90,620	90,031
				295,924

Health care (0.3%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015			210,406	211,107
Axcan Intermediate Holdings, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2017			89,775	89,523
Carestream Health, Inc. bank term loan FRN Ser. B, 5s,
2017			195,000	190,643
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)
(FWC)			140,000	140,875
Health Management Associates, Inc. bank term loan FRN
2.053s, 2014			454,684	447,750
IASIS Healthcare Corp. bank term loan FRN 5.554s, 2014
(PIK)			194,885	192,325
IASIS Healthcare, LLC bank term loan FRN 7.62s, 2014			20,198	20,009
IASIS Healthcare, LLC bank term loan FRN Ser. B,
2.262s, 2014			212,807	210,812
IASIS Healthcare, LLC bank term loan FRN Ser. DD,
2.262s, 2014			73,660	72,969
Multiplan, Inc. bank term loan FRN Ser. B, 4 3/4s, 2017			197,876	198,421
				1,774,434

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B3, 4.811s, 2017			104,852	102,230
Ceridian Corp. bank term loan FRN 3.253s, 2014			207,000	200,790
First Data Corp. bank term loan FRN Ser. B3, 3.002s,
2014			142,852	136,681
				439,701

Utilities and power (0.1%)
NRG Energy, Inc. bank term loan FRN 3.553s, 2015			119,744	118,864
NRG Energy, Inc. bank term loan FRN 2.245s, 2013			21,405	21,459
NRG Energy, Inc. bank term loan FRN 2.053s, 2013			46	46
NRG Energy, Inc. bank term loan FRN Ser. B, 3.553s,
2015			141,998	142,530
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.786s, 2014			198,937	167,426
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.761s, 2014			159,653	134,108
				584,433

Total senior loans (cost $13,737,772)				$13,477,425

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Option on an interest rate swap with Barclay's Bank
PLC for the right to pay a fixed rate of 3.96% versus
the three month USD-LIBOR-BBA maturing June 3, 2021.	Jun-11/3.96		$87,897,800	$470,253
Option on an interest rate swap with Barclay's Bank
PLC for the right to pay a fixed rate of 4.47% versus
the three month USD-LIBOR-BBA maturing August 25, 2041.	Aug-11/4.47		7,765,400	258,433
Option on an interest rate swap with Barclay's Bank
PLC for the right to receive a fixed rate of 4.47%
versus the three month USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47		7,765,400	380,039
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	Dec-11/1.578	CHF	21,550,000	82,259
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	Dec-11/1.602	CHF	21,550,000	77,806
Option on an interest rate swap with Credit Suisse
International for the right to pay a fixed rate
of 1.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	Jan-12/1.70175	CHF	21,550,000	83,077
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.555%
versus the three month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555		$9,356,600	221,751
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.59% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	Apr-11/3.59		46,262,018	451,055
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.555% versus the three month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555		9,356,600	524,624
Option on an interest rate swap with UBS AG for
the right to pay a fixed rate of 1.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	Jan-12/1.722	CHF	21,550,000	80,335

Total purchased options outstanding (cost $3,765,319)				$2,629,632

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$293,000	$302,156

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			186,000	337,378
General Growth Properties, Inc. 144A cv. escrow
funding bonds zero %, 2027 (F) (R)			455,000	569
Meritor, Inc. cv. company guaranty sr. unsec. notes
4s, 2027			245,000	241,631
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			235,000	300,213

Total convertible bonds and notes (cost $929,138)				$1,181,947

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			163	$151,672
GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			8,800	224,400

Total preferred stocks (cost $274,831)				$376,072

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.			5,293	$255,056
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			627	345

Total convertible preferred stocks (cost $855,646)				$255,401

COMMON STOCKS (--%)(a)
			Shares	Value

Bohai Bay Litigation, LLC (Escrow) (F)			842	$2,627
Nortek, Inc. (NON)			985	42,355
Trump Entertainment Resorts, Inc. (F) (NON)			71	355

Total common stocks (cost $36,558)				$45,337

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$435
Smurfit Kappa Group PLC 144A (Ireland) (F)	10/1/13	EUR 0.001	422	27,753

Total warrants (cost $16,076)				$28,188

SHORT-TERM INVESTMENTS (33.1%)(a)
		Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.13% (e)			108,217,258	$108,217,258
U.S. Treasury Bills with an effective yield of 0.24%,
August 25, 2011 (SEG) (SEGSF)			$2,504,000	2,501,534
U.S. Treasury Bills with an effective yield of 0.20%,
June 2, 2011 (SEG) (SEGSF)			19,836,000	19,826,796
U.S. Treasury Bills with effective yields ranging from
0.23% to 0.26%, October 20, 2011 (SEG) (SEGSF)			7,124,000	7,115,964
U.S. Treasury Bills with effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)			17,582,000	17,567,337
U.S. Treasury Bills with effective yields ranging from
0.17% to 0.22%, November 17, 2011 (SEG) (SEGSF)			20,115,000	20,094,442

Total short-term investments (cost $175,320,086)				$175,323,331

TOTAL INVESTMENTS

Total investments (cost $651,475,115) (b)				$666,297,419

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $316,660,334) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/20/11	$928,322	$926,238	$2,084
	Brazilian Real	Buy	4/20/11	488,969	481,988	6,981
	British Pound	Sell	4/20/11	4,744,870	4,774,543	29,673
	Canadian Dollar	Buy	4/20/11	1,489,522	1,459,557	29,965
	Chilean Peso	Buy	4/20/11	41,511	41,770	(259)
	Czech Koruna	Sell	4/20/11	421,392	420,721	(671)
	Euro	Buy	4/20/11	2,610,119	2,531,734	78,385
	Japanese Yen	Sell	4/20/11	3,806,686	3,871,241	64,555
	Mexican Peso	Buy	4/20/11	527,985	517,900	10,085
	Norwegian Krone	Buy	4/20/11	3,482,833	3,447,754	35,079
	Singapore Dollar	Buy	4/20/11	1,763,043	1,742,950	20,093
	South African Rand	Sell	4/20/11	7,865	7,461	(404)
	South Korean Won	Buy	4/20/11	1,475,965	1,451,866	24,099
	Swedish Krona	Sell	4/20/11	2,554,847	2,543,874	(10,973)
	Swiss Franc	Sell	4/20/11	1,016,876	1,028,389	11,513
	Taiwan Dollar	Sell	4/20/11	542,713	541,500	(1,213)
	Turkish Lira (New)	Sell	4/20/11	813,411	772,497	(40,914)

Barclays Bank PLC
	Australian Dollar	Buy	4/20/11	698,983	692,511	6,472
	Brazilian Real	Buy	4/20/11	1,212,064	1,189,870	22,194
	British Pound	Sell	4/20/11	6,012,568	6,082,719	70,151
	Canadian Dollar	Sell	4/20/11	2,469,877	2,453,863	(16,014)
	Chilean Peso	Sell	4/20/11	39,504	39,783	279
	Czech Koruna	Sell	4/20/11	422,694	421,149	(1,545)
	Euro	Sell	4/20/11	67,290	66,787	(503)
	Hungarian Forint	Buy	4/20/11	1,210,614	1,196,299	14,315
	Indian Rupee	Sell	4/20/11	1,565,705	1,538,270	(27,435)
	Japanese Yen	Sell	4/20/11	3,950,379	3,973,437	23,058
	Mexican Peso	Buy	4/20/11	305,607	304,972	635
	New Zealand Dollar	Sell	4/20/11	580,533	560,332	(20,201)
	Norwegian Krone	Buy	4/20/11	3,146,796	3,131,438	15,358
	Philippines Peso	Buy	4/20/11	681,749	684,259	(2,510)
	Polish Zloty	Sell	4/20/11	412,426	412,573	147
	Singapore Dollar	Buy	4/20/11	2,809,589	2,791,585	18,004
	South Korean Won	Buy	4/20/11	1,251,234	1,226,792	24,442
	Swedish Krona	Sell	4/20/11	1,595,738	1,593,036	(2,702)
	Swiss Franc	Sell	4/20/11	2,650,730	2,680,159	29,429
	Taiwan Dollar	Sell	4/20/11	4,947	4,930	(17)
	Thai Baht	Buy	4/20/11	672,208	667,925	4,283
	Turkish Lira (New)	Buy	4/20/11	159,917	153,650	6,267

Citibank, N.A.
	Australian Dollar	Buy	4/20/11	2,274,874	2,223,308	51,566
	Brazilian Real	Sell	4/20/11	106,093	102,298	(3,795)
	British Pound	Sell	4/20/11	2,930,868	2,938,831	7,963
	Canadian Dollar	Buy	4/20/11	1,875,472	1,863,207	12,265
	Chilean Peso	Sell	4/20/11	316,508	318,601	2,093
	Czech Koruna	Buy	4/20/11	449,031	446,245	2,786
	Danish Krone	Buy	4/20/11	337,020	330,962	6,058
	Euro	Buy	4/20/11	804,500	804,459	41
	Hungarian Forint	Buy	4/20/11	763,462	764,186	(724)
	Japanese Yen	Sell	4/20/11	3,663,724	3,725,969	62,245
	Mexican Peso	Buy	4/20/11	1,117,298	1,099,864	17,434
	New Zealand Dollar	Buy	4/20/11	22,495	21,697	798
	Norwegian Krone	Buy	4/20/11	2,002,913	1,983,693	19,220
	Polish Zloty	Buy	4/20/11	790,704	783,308	7,396
	Singapore Dollar	Buy	4/20/11	189,019	186,491	2,528
	South African Rand	Sell	4/20/11	97,019	92,596	(4,423)
	South Korean Won	Buy	4/20/11	839,298	824,568	14,730
	Swedish Krona	Buy	4/20/11	400,707	399,401	1,306
	Swiss Franc	Sell	4/20/11	489,283	482,105	(7,178)
	Taiwan Dollar	Buy	4/20/11	771,520	768,492	3,028
	Turkish Lira (New)	Buy	4/20/11	434,586	417,614	16,972

Credit Suisse AG
	Australian Dollar	Sell	4/20/11	1,032,802	977,074	(55,728)
	Brazilian Real	Buy	4/20/11	808,776	793,895	14,881
	British Pound	Sell	4/20/11	3,143,543	3,162,113	18,570
	Canadian Dollar	Sell	4/20/11	1,382,095	1,373,233	(8,862)
	Czech Koruna	Buy	4/20/11	41,372	41,124	248
	Euro	Buy	4/20/11	5,359,787	5,236,589	123,198
	Indian Rupee	Sell	4/20/11	226,458	223,749	(2,709)
	Japanese Yen	Buy	4/20/11	3,130,469	3,185,135	(54,666)
	Malaysian Ringgit	Buy	4/20/11	1,097,729	1,098,235	(506)
	Mexican Peso	Buy	4/20/11	813,757	811,968	1,789
	Norwegian Krone	Buy	4/20/11	1,678,645	1,671,354	7,291
	Polish Zloty	Sell	4/20/11	780,670	780,068	(602)
	South African Rand	Buy	4/20/11	1,070,827	1,046,762	24,065
	South Korean Won	Buy	4/20/11	1,606,034	1,587,673	18,361
	Swedish Krona	Sell	4/20/11	1,615,914	1,613,280	(2,634)
	Swiss Franc	Sell	4/20/11	4,625,763	4,625,903	140
	Taiwan Dollar	Sell	4/20/11	8,451	8,422	(29)
	Turkish Lira (New)	Buy	4/20/11	529,502	509,449	20,053

Deutsche Bank AG
Australian Dollar	Sell	4/20/11	303,510	293,711	(9,799)
Brazilian Real	Buy	4/20/11	210,719	207,249	3,470
British Pound	Sell	4/20/11	2,370,106	2,383,862	13,756
Canadian Dollar	Buy	4/20/11	351,587	349,185	2,402
Chilean Peso	Buy	4/20/11	271,586	273,048	(1,462)
Czech Koruna	Sell	4/20/11	541,765	537,410	(4,355)
Euro	Buy	4/20/11	690,789	675,060	15,729
Hungarian Forint	Buy	4/20/11	1,593,311	1,584,275	9,036
Malaysian Ringgit	Buy	4/20/11	1,216,730	1,216,528	202
Mexican Peso	Buy	4/20/11	548,878	538,838	10,040
New Zealand Dollar	Sell	4/20/11	550,870	531,578	(19,292)
Norwegian Krone	Buy	4/20/11	2,901,051	2,887,001	14,050
Peruvian New Sol	Sell	4/20/11	1,038,318	1,051,625	13,307
Philippines Peso	Buy	4/20/11	680,552	682,584	(2,032)
Polish Zloty	Buy	4/20/11	14,680	14,542	138
Singapore Dollar	Buy	4/20/11	986,501	974,679	11,822
South Korean Won	Buy	4/20/11	917,807	902,923	14,884
Swedish Krona	Sell	4/20/11	1,336,404	1,329,488	(6,916)
Swiss Franc	Sell	4/20/11	2,772,860	2,805,027	32,167
Taiwan Dollar	Buy	4/20/11	5,147	5,128	19
Turkish Lira (New)	Buy	4/20/11	915,564	891,138	24,426

Goldman Sachs International
Australian Dollar	Buy	4/20/11	1,412,241	1,389,842	22,399
British Pound	Sell	4/20/11	1,929,496	1,960,358	30,862
Canadian Dollar	Sell	4/20/11	719,375	714,615	(4,760)
Chilean Peso	Sell	4/20/11	38,665	38,914	249
Euro	Sell	4/20/11	38,472	38,260	(212)
Hungarian Forint	Buy	4/20/11	1,026,520	1,026,358	162
Japanese Yen	Sell	4/20/11	4,397,817	4,472,670	74,853
Norwegian Krone	Buy	4/20/11	128,078	126,677	1,401
Polish Zloty	Sell	4/20/11	154,409	154,241	(168)
South African Rand	Buy	4/20/11	116,777	114,107	2,670
Swedish Krona	Sell	4/20/11	1,711,987	1,709,196	(2,791)
Swiss Franc	Sell	4/20/11	1,388,831	1,384,190	(4,641)

HSBC Bank USA, National Association
Australian Dollar	Buy	4/20/11	888,077	868,068	20,009
British Pound	Sell	4/20/11	1,046,164	1,062,900	16,736
Euro	Buy	4/20/11	2,860,682	2,854,916	5,766
Indian Rupee	Sell	4/20/11	226,458	223,157	(3,301)
Japanese Yen	Sell	4/20/11	2,626,744	2,671,485	44,741
Norwegian Krone	Sell	4/20/11	803,555	795,334	(8,221)
Philippines Peso	Buy	4/20/11	680,552	681,797	(1,245)
Singapore Dollar	Buy	4/20/11	1,511,837	1,494,991	16,846
South Korean Won	Buy	4/20/11	645,994	642,747	3,247
Swiss Franc	Sell	4/20/11	319,240	314,432	(4,808)
Taiwan Dollar	Sell	4/20/11	51,993	52,010	17

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	4/20/11	3,466,052	3,422,651	43,401
Brazilian Real	Buy	4/20/11	901,057	885,779	15,278
British Pound	Sell	4/20/11	5,155,764	5,170,038	14,274
Canadian Dollar	Sell	4/20/11	1,273,946	1,265,472	(8,474)
Chilean Peso	Buy	4/20/11	63,799	64,190	(391)
Czech Koruna	Buy	4/20/11	313,259	309,743	3,516
Euro	Sell	4/20/11	388,125	376,513	(11,612)
Hungarian Forint	Buy	4/20/11	320,102	308,160	11,942
Japanese Yen	Sell	4/20/11	1,601,405	1,628,792	27,387
Malaysian Ringgit	Buy	4/20/11	955,903	956,817	(914)
Mexican Peso	Buy	4/20/11	886,229	870,713	15,516
New Zealand Dollar	Sell	4/20/11	611,264	589,709	(21,555)
Norwegian Krone	Buy	4/20/11	694,398	687,582	6,816
Peruvian New Sol	Sell	4/20/11	164,142	166,185	2,043
Polish Zloty	Sell	4/20/11	2,541,834	2,524,367	(17,467)
Singapore Dollar	Buy	4/20/11	1,737,502	1,715,759	21,743
South African Rand	Buy	4/20/11	523,653	516,095	7,558
South Korean Won	Buy	4/20/11	565,219	558,023	7,196
Swedish Krona	Sell	4/20/11	1,483,551	1,474,187	(9,364)
Swiss Franc	Sell	4/20/11	2,189,933	2,194,945	5,012
Taiwan Dollar	Buy	4/20/11	288,315	290,251	(1,936)
Thai Baht	Buy	4/20/11	680,723	676,196	4,527
Turkish Lira (New)	Sell	4/20/11	777,486	746,649	(30,837)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	4/20/11	3,465,845	3,404,669	61,176
Brazilian Real	Buy	4/20/11	1,361,547	1,352,012	9,535
British Pound	Sell	4/20/11	4,241,936	4,265,938	24,002
Canadian Dollar	Sell	4/20/11	1,935,945	1,923,353	(12,592)
Chilean Peso	Sell	4/20/11	8,454	8,502	48
Czech Koruna	Buy	4/20/11	126,426	124,572	1,854
Euro	Buy	4/20/11	5,728,747	5,674,993	53,754
Hungarian Forint	Buy	4/20/11	968,213	968,177	36
Indian Rupee	Sell	4/20/11	1,314,674	1,296,939	(17,735)
Japanese Yen	Sell	4/20/11	7,786,569	7,874,782	88,213
Malaysian Ringgit	Buy	4/20/11	1,097,729	1,098,597	(868)
Mexican Peso	Buy	4/20/11	1,596,846	1,582,095	14,751
New Zealand Dollar	Sell	4/20/11	808,842	795,737	(13,105)
Norwegian Krone	Sell	4/20/11	183,118	178,533	(4,585)
Polish Zloty	Buy	4/20/11	175,145	174,824	321

	Singapore Dollar	Buy	4/20/11	1,582,828	1,568,565	14,263
	South African Rand	Buy	4/20/11	1,495,986	1,460,615	35,371
	South Korean Won	Buy	4/20/11	1,343,225	1,319,090	24,135
	Swedish Krona	Sell	4/20/11	1,629,618	1,583,176	(46,442)
	Swiss Franc	Sell	4/20/11	2,348,735	2,375,407	26,672
	Taiwan Dollar	Sell	4/20/11	417,014	416,649	(365)
	Turkish Lira (New)	Sell	4/20/11	48,201	47,916	(285)

State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/11	439,748	435,294	4,454
	Brazilian Real	Buy	4/20/11	558,944	549,468	9,476
	British Pound	Sell	4/20/11	2,491,864	2,488,099	(3,765)
	Canadian Dollar	Sell	4/20/11	2,050,801	2,037,483	(13,318)
	Euro	Buy	4/20/11	3,099,889	3,017,205	82,684
	Hungarian Forint	Buy	4/20/11	2,013,074	1,997,053	16,021
	Japanese Yen	Sell	4/20/11	4,065,232	4,132,755	67,523
	Malaysian Ringgit	Buy	4/20/11	1,226,526	1,228,023	(1,497)
	Mexican Peso	Buy	4/20/11	569,671	559,227	10,444
	Norwegian Krone	Buy	4/20/11	2,873,096	2,844,025	29,071
	Philippines Peso	Buy	4/20/11	680,552	683,879	(3,327)
	Polish Zloty	Sell	4/20/11	140,609	140,446	(163)
	Singapore Dollar	Buy	4/20/11	1,333,288	1,320,642	12,646
	South African Rand	Buy	4/20/11	805,504	793,861	11,643
	Swedish Krona	Sell	4/20/11	1,217,681	1,213,385	(4,296)
	Swiss Franc	Sell	4/20/11	857,419	867,215	9,796
	Taiwan Dollar	Buy	4/20/11	299,947	298,547	1,400
	Thai Baht	Buy	4/20/11	680,729	676,647	4,082

UBS AG
	Australian Dollar	Buy	4/20/11	4,220,895	4,183,707	37,188
	Brazilian Real	Buy	4/20/11	1,595,734	1,586,239	9,495
	British Pound	Sell	4/20/11	718,180	729,733	11,553
	Canadian Dollar	Sell	4/20/11	2,111,893	2,106,168	(5,725)
	Czech Koruna	Sell	4/20/11	1,133,513	1,131,875	(1,638)
	Euro	Buy	4/20/11	4,626,835	4,628,195	(1,360)
	Hungarian Forint	Buy	4/20/11	1,026,282	1,022,349	3,933
	Indian Rupee	Sell	4/20/11	1,988,451	1,958,158	(30,293)
	Japanese Yen	Sell	4/20/11	7,008,576	7,126,689	118,113
	Mexican Peso	Buy	4/20/11	2,017,576	1,998,462	19,114
	New Zealand Dollar	Sell	4/20/11	811,282	798,170	(13,112)
	Norwegian Krone	Buy	4/20/11	4,921,961	4,877,405	44,556
	Polish Zloty	Sell	4/20/11	272,170	272,190	20
	Singapore Dollar	Buy	4/20/11	2,914,371	2,891,030	23,341
	South African Rand	Buy	4/20/11	1,659,111	1,625,117	33,994
	South Korean Won	Buy	4/20/11	1,612,075	1,577,203	34,872
	Swedish Krona	Sell	4/20/11	3,039,873	3,033,688	(6,185)
	Swiss Franc	Sell	4/20/11	6,840,908	6,857,986	17,078
	Taiwan Dollar	Buy	4/20/11	1,738	1,730	8
	Thai Baht	Buy	4/20/11	672,208	667,498	4,710
	Turkish Lira (New)	Buy	4/20/11	787,824	783,879	3,945

Westpac Banking Corp.
	Australian Dollar	Buy	4/20/11	1,592,236	1,576,202	16,034
	British Pound	Sell	4/20/11	3,949,106	4,012,198	63,092
	Canadian Dollar	Sell	4/20/11	99,480	98,844	(636)
	Euro	Sell	4/20/11	1,481,732	1,439,066	(42,666)
	Japanese Yen	Sell	4/20/11	6,379,447	6,487,561	108,114
	New Zealand Dollar	Buy	4/20/11	4,270	4,027	243
	Norwegian Krone	Buy	4/20/11	3,198,994	3,182,100	16,894
	Swedish Krona	Sell	4/20/11	2,675,314	2,632,365	(42,949)
	Swiss Franc	Sell	4/20/11	2,486,581	2,514,902	28,321

Total						$2,093,498

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Australian Government Treasury Bond 10 yr (Short)	26	$2,546,681	Jun-11	$(2,304)
Canadian Government Bond 10 yr (Long)	91	11,272,840	Jun-11	(38,804)
Euro-Bobl 5 yr (Short)	4	650,781	Jun-11	(14)
Euro-Bund 10 yr (Long)	451	77,672,824	Jun-11	(747,673)
Euro-Dollar 90 day (Short)	424	105,093,700	Mar-12	185,871
Euro-Schatz 2 yr (Short)	216	32,875,407	Jun-11	(9,252)
Euro-Swiss Franc 3 Month (Short)	50	13,441,916	Dec-12	1,705
Euro-Swiss Franc 3 Month (Short)	50	13,478,747	Jun-12	12,836
Euro-Swiss Franc 3 Month (Short)	50	13,521,035	Mar-12	2,660
Euro-Swiss Franc 3 Month (Short)	50	13,551,045	Dec-11	505
Euro-Swiss Franc 3 Month (Short)	50	13,578,327	Sep-11	1,869
Japanese Government Bond 10 yr (Long)	3	5,039,119	Jun-11	1,067
Japanese Government Bond 10 yr Mini (Long)	5	839,974	Jun-11	3,058
U.K. Gilt 10 yr (Long)	270	50,826,237	Jun-11	(281,651)
U.S. Treasury Bond 30 yr (Long)	487	60,174,938	Jun-11	206,169
U.S. Treasury Bond 20 yr (Long)	130	15,624,375	Jun-11	(68,466)
U.S. Treasury Note 10 yr (Short)	107	12,736,344	Jun-11	14,937

Total				$(717,487)

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $42,285,580) (Unaudited)

		Contract	Expiration date/
		amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.		$13,021,000	Aug-11/4.475	$872,667
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.		12,320,000	Aug-11/4.55	896,034
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.		11,485,000	Aug-11/4.70	975,191
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.765% versus the
three month USD-LIBOR-BBA maturing August 16, 2021.		22,280,000	Aug-11/4.765	1,992,055
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.		13,021,000	Aug-11/4.475	65,365
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.		12,320,000	Aug-11/4.55	50,266
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.		11,485,000	Aug-11/4.70	26,530
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.765% versus
the three month USD-LIBOR-BBA maturing August 16, 2021.		22,280,000	Aug-11/4.765	50,798
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.		3,026,380	Feb-15/5.36	242,716
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.		3,026,380	Feb-15/5.36	152,832
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.		24,640,000	Aug-11/4.49	1,681,434
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.		24,066,000	Jul-11/4.52	1,736,603
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.		12,033,000	Jul-11/4.5475	894,052
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.		24,640,000	Aug-11/4.49	116,054
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		24,066,000	Jul-11/4.52	66,422
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.		12,033,000	Jul-11/4.5475	30,684
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.578% versus the six month CHF-LIBOR-BBA maturing
December 24, 2013.	CHF	21,550,000	Dec-11/0.578	4,923
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.602% versus the six month CHF-LIBOR-BBA maturing
December 22, 2013.	CHF	21,550,000	Dec-11/0.602	5,673
Option on an interest rate swap with Credit Suisse
International for the obligation to pay a fixed rate of
0.70175% versus the six month CHF-LIBOR-BBA maturing
January 23, 2014.	CHF	21,550,000	Jan-12/0.70175	10,805
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		$54,334,800	Sep-15/4.04	1,873,131
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.		9,916,600	Aug-15/4.375	750,290
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.		9,916,600	Aug-15/4.46	795,510
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.		25,661,000	Jul-11/4.46	1,733,144
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.		25,661,000	Jul-11/4.525	1,861,706
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.		38,491,500	Jul-11/4.745	3,449,609
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.82%
versus the three month USD-LIBOR-BBA maturing
September 12, 2018.		3,985,000	Sep-13/4.82	196,091
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of

4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		6,832,000	Apr-12/4.8675	555,824
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		9,586,860	Feb-15/5.27	730,998
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.		19,678,500	May-12/5.51	2,432,946
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.		18,504,807	Apr-11/3.89	36,269
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.		54,334,800	Sep-15/4.04	5,724,150
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.		9,916,600	Aug-15/4.375	1,527,751
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.		9,916,600	Aug-15/4.46	1,453,972
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		25,661,000	Jul-11/4.46	83,911
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.		25,661,000	Jul-11/4.525	69,798
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.		38,491,500	Jul-11/4.745	61,971
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.82% versus the three month USD-LIBOR-BBA maturing
September 12, 2018.		3,985,000	Sep-13/4.82	86,040
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.8675% versus the three month USD-LIBOR-BBA maturing
April 12, 2022.		6,832,000	Apr-12/4.8675	106,250
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.		9,586,860	Feb-15/5.27	511,402
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.		19,678,500	May-12/5.51	164,467
Option on an interest rate swap with UBS AG for the
obligation to pay a fixed rate of 0.722% versus the six
month CHF-LIBOR-BBA maturing January 23, 2014.	CHF	21,550,000	Jan-12/0.722	11,943

Total				$34,088,277

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $63,410,156) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

Federal Home Loan Mortgage Corporation, 3 1/2s, April 1, 2041	$1,000,000	4/13/11	$939,766
Federal National Mortgage Association, 4 1/2s, April 1, 2041	9,000,000	4/13/11	9,159,609
Federal National Mortgage Association, 4s, April 1, 2041	35,000,000	4/13/11	34,431,250
Federal National Mortgage Association, 3 1/2s, April 1, 2041	20,000,000	4/13/11	18,834,376

Total			$63,365,001

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap	Notional		premium	Termination	made by	received by	appreciation/
counterparty	amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
GBP	21,060,000		$--	2/3/13	1.875%	6 month GBP-LIBOR-BBA	$(87,222)

GBP	9,420,000		--	2/3/16	3.0625%	6 month GBP-LIBOR-BBA	(132,594)

GBP	6,650,000		--	2/3/21	3.9225%	6 month GBP-LIBOR-BBA	(155,565)

GBP	13,690,000	(E)	--	2/3/31	6 month GBP-LIBOR-BBA	4.87%	121,409

Barclays Bank PLC
	$12,271,900		--	2/25/16	3 month USD-LIBOR-BBA	2.3525%	7,972

EUR	8,260,000		--	3/1/21	6 month EUR-EURIBOR-REUTERS	3.425%	(168,378)

	$23,489,400		--	3/10/41	3 month USD-LIBOR-BBA	4.38%	451,134

	11,843,800		--	3/10/18	3.06%	3 month USD-LIBOR-BBA	(55,025)

	5,672,600		--	3/14/21	3 month USD-LIBOR-BBA	3.475%	(26,002)

	3,728,000		--	3/15/21	3 month USD-LIBOR-BBA	3.505%	(7,711)

	10,732,400		--	3/18/21	3 month USD-LIBOR-BBA	3.2925%	(223,676)

AUD	23,920,000		--	3/21/16	5.57%	6 month AUD-BBR-BBSW	111,544

AUD	18,180,000		--	3/21/21	6 month AUD-BBR-BBSW	5.88%	(168,405)

	$37,376,700		74,576	3/30/21	3 month USD-LIBOR-BBA	3.55%	80,241

	12,822,700		(16,933)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(25,252)

	207,425,700		47,990	4/1/13	1%	3 month USD-LIBOR-BBA	(161,510)

	1,266,000		--	4/1/21	3.562%	3 month USD-LIBOR-BBA	(1,114)

GBP	13,520,000		--	1/18/21	3.7875%	6 month GBP-LIBOR-BBA	(100,748)

GBP	12,640,000	(E)	--	2/3/31	6 month GBP-LIBOR-BBA	4.86%	101,334

GBP	29,490,000		--	2/3/13	1.895%	6 month GBP-LIBOR-BBA	(140,679)

GBP	4,840,000		--	2/3/21	6 month GBP-LIBOR-BBA	3.95%	131,444

EUR	17,544,000		--	2/9/21	3.53%	6 month EUR-EURIBOR-REUTERS	99,087

Citibank, N.A.
	$122,136,700		23,398	7/9/20	3 month USD-LIBOR-BBA	3.01%	(3,606,449)

SEK	34,440,000		--	11/23/20	3.25%	3 month SEK-STIBOR-SIDE	208,921

	$38,239,300		(10,522)	12/10/12	0.81%	3 month USD-LIBOR-BBA	(125,177)

SEK	29,080,000		--	3/24/21	3 month SEK-STIBOR-SIDE	3.8025%	(15,633)

SEK	21,070,000		--	2/4/21	3.79%	3 month SEK-STIBOR-SIDE	5,717

GBP	50,260,000		--	8/3/15	2.9225%	6 month GBP-LIBOR-BBA	(646,915)

GBP	14,910,000		--	8/3/20	6 month GBP-LIBOR-BBA	3.885%	370,380

GBP	62,830,000		--	8/3/12	6 month GBP-LIBOR-BBA	1.61%	174,837

SEK	34,440,000		--	11/23/20	3 month SEK-STIBOR-SIDE	3.75%	(31,658)

Credit Suisse International
CHF	7,880,000		--	12/14/20	2.1075%	6 month CHF-LIBOR-BBA	97,249

	$16,700,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(357,408)

CHF	37,740,000		--	1/28/13	0.675%	6 month CHF-LIBOR-BBA	75,913

	$27,339,900		(238,507)	2/1/41	4.29%	3 month USD-LIBOR-BBA	(454,250)

GBP	15,120,000		--	2/3/16	3.065%	6 month GBP-LIBOR-BBA	(215,594)

GBP	8,360,000		--	2/3/21	6 month GBP-LIBOR-BBA	3.93%	204,187

SEK	21,070,000		--	2/7/21	3.82%	3 month SEK-STIBOR-SIDE	(2,108)

GBP	4,110,000		--	3/3/21	3.87375%	6 month GBP-LIBOR-BBA	(50,900)

CHF	4,110,000		--	3/7/21	2.27%	6 month CHF-LIBOR-BBA	12,280

	$100,319,900		(199,512)	3/14/20	3 month USD-LIBOR-BBA	3.42%	92,444

	9,074,700		20,803	3/14/41	4.36%	3 month USD-LIBOR-BBA	(117,987)

CHF	8,090,000		--	3/18/21	2.16%	6 month CHF-LIBOR-BBA	120,624

CHF	4,045,000		--	3/21/21	2.16%	6 month CHF-LIBOR-BBA	60,487

	$36,500,000	(E)	--	3/21/13	1.15625%	3 month USD-LIBOR-BBA	90,885

CHF	5,910,000		--	3/22/16	1.5075%	6 month CHF-LIBOR-BBA	45,794

	$9,600,000		--	3/23/21	3.452%	3 month USD-LIBOR-BBA	73,057

SEK	19,520,000		--	3/29/21	3 month SEK-STIBOR-SIDE	3.81125%	(8,419)

SEK	14,760,000		--	4/4/21	3.815%	3 month SEK-STIBOR-SIDE	--

CHF	10,030,000		--	7/28/15	1.27%	6 month CHF-LIBOR-BBA	30,606

MXN	46,690,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(249,226)

CHF	41,970,000		--	2/9/13	0.6875%	6 month CHF-LIBOR-BBA	97,096

	$105,888,600		(35,473)	2/17/13	1.04%	3 month USD-LIBOR-BBA	(436,436)

	123,716,100		(15,448)	2/24/14	1.53%	3 month USD-LIBOR-BBA	(415,051)

	41,477,100		(8,486)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(211,896)

	41,094,700		(9,514)	2/24/16	2.48%	3 month USD-LIBOR-BBA	(291,276)

	3,500		--	2/24/17	3 month USD-LIBOR-BBA	2.84%	31

	920,000		293	2/24/19	3 month USD-LIBOR-BBA	3.35%	11,535

	31,540,500		4,032	2/24/21	3 month USD-LIBOR-BBA	3.69%	519,088

	99,600		29	2/24/26	4.16%	3 month USD-LIBOR-BBA	(2,239)

CHF	4,140,000		--	2/25/21	6 month CHF-LIBOR-BBA	2.2125%	(32,440)

CHF	5,015,000		--	3/1/21	6 month CHF-LIBOR-BBA	2.24%	(27,189)

EUR	4,130,000		--	3/4/21	3.46%	6 month EUR-EURIBOR-REUTERS	68,196

SEK	36,100,000		--	3/4/21	3 month SEK-STIBOR-SIDE	3.78%	(24,998)

Deutsche Bank AG
	$158,074,000		(195,365)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(4,308,984)

	88,509,600		(2,511)	11/3/12	0.50%	3 month USD-LIBOR-BBA	161,769

	177,515,900		415,848	7/27/20	3 month USD-LIBOR-BBA	2.94%	(6,257,765)

MXN	46,690,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(233,047)

EUR	32,270,000		--	12/23/20	3.325%	6 month EUR-EURIBOR-REUTERS	810,667

	$69,119,500		43,339	2/11/13	1.03%	3 month USD-LIBOR-BBA	(227,325)

Goldman Sachs International
	14,966,200		--	2/14/13	1.03875%	3 month USD-LIBOR-BBA	(59,079)

SEK	22,000,000		--	12/10/20	3.5775%	3 month SEK-STIBOR-SIDE	42,235

CHF	33,040,000		--	12/15/12	0.538%	6 month CHF-LIBOR-BBA	106,345

	$86,556,300		(20,460)	1/5/13	0.79%	3 month USD-LIBOR-BBA	(83,113)

	63,595,100		--	7/20/20	3 month USD-LIBOR-BBA	2.96375%	(2,212,643)

	38,583,000		--	2/15/13	1.01625%	3 month USD-LIBOR-BBA	(133,393)

	10,295,400		--	2/28/41	3 month USD-LIBOR-BBA	4.31%	85,301

EUR	4,130,000		--	3/2/21	3.4325%	6 month EUR-EURIBOR-REUTERS	80,969

SEK	36,100,000		--	3/2/21	3 month SEK-STIBOR-SIDE	3.7575%	(34,572)

	$23,702,200	(E)	--	3/19/13	1.09375%	3 month USD-LIBOR-BBA	71,818

	38,763,800		--	4/4/16	3 month USD-LIBOR-BBA	2.415%	--

GBP	6,530,000		--	1/21/21	3.81%	6 month GBP-LIBOR-BBA	(65,835)

JPMorgan Chase Bank, N.A.
	$105,737,900		(17,930)	2/16/13	1.04%	3 month USD-LIBOR-BBA	(420,392)

JPY	816,000,000		--	2/22/21	1.36375%	6 month JPY-LIBOR-BBA	(88,610)

	$6,866,200		--	3/9/26	3 month USD-LIBOR-BBA	4.07%	72,778

	18,088,900		30,908	3/11/21	3.64%	3 month USD-LIBOR-BBA	(152,182)

	22,113,200		84,248	3/11/41	4.42%	3 month USD-LIBOR-BBA	(491,027)

	73,000,000	(E)	--	3/21/13	1.1685%	3 month USD-LIBOR-BBA	173,010

	30,600,000	(E)	--	3/22/13	1.185%	3 month USD-LIBOR-BBA	68,544

	4,600,000		--	3/23/41	4.21%	3 month USD-LIBOR-BBA	53,598

	18,416,900		--	3/28/41	4.249%	3 month USD-LIBOR-BBA	100,376

MXN	6,670,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(31,697)

	$1,051,500		(319)	3/31/16	2.42%	3 month USD-LIBOR-BBA	(591)

	1,612,000		--	3/31/21	3 month USD-LIBOR-BBA	3.57%	2,870

	2,032,000		--	3/31/21	3 month USD-LIBOR-BBA	3.565%	2,744

JPY	1,820,030,000		--	5/25/15	0.674375%	6 month JPY-LIBOR-BBA	(149,152)

EUR	14,930,000		--	5/31/20	6 month EUR-EURIBOR-REUTERS	2.949%	(606,915)

MXN	34,260,000		--	8/19/20	1 month MXN-TIIE-BANXICO	6.615%	(240,953)

	$86,820,500		26,852	1/6/13	0.79%	3 month USD-LIBOR-BBA	(34,817)

	50,343,000		--	2/4/13	0.879%	3 month USD-LIBOR-BBA	(60,740)

GBP	4,840,000		--	2/3/21	6 month GBP-LIBOR-BBA	3.93105%	118,849

JPY	1,814,990,000		--	9/16/15	6 month JPY-LIBOR-BBA	0.59125%	28,790

CAD	4,790,000		--	9/21/20	3.105%	3 month CAD-BA-CDOR	227,063

JPY	424,200,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(67,092)

JPY	570,400,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	100,719

MXN	51,780,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(332,507)

	$63,399,800		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(197,243)

UBS, AG
	22,939,400		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	397,972

CHF	42,540,000		--	2/11/13	0.6975%	6 month CHF-LIBOR-BBA	90,521

CHF	6,350,000		--	2/17/21	2.275%	6 month CHF-LIBOR-BBA	6,387

CHF	3,220,000		--	3/28/21	6 month CHF-LIBOR-BBA	2.21%	(34,206)

Total							$(19,034,193)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap	Notional	premium	Termination	received (paid) by	received by	appreciation/
counterparty	amount	received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$1,879,821	$--	1/12/40	5.00% (1 month	Synthetic TRS	$23,698
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	718,175	--	1/12/40	4.50% (1 month	Synthetic TRS	4,150
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	3,891,936	--	1/12/40	5.00% (1 month	Synthetic TRS	49,065
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,071,341	--	1/12/40	5.00% (1 month	Synthetic TRS	26,113
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	7,420,014	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(83,211)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	6,831,320	--	1/12/40	4.50% (1 month	Synthetic TRS	39,476
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	7,750,029	9,688	1/12/40	5.00% (1 month	Synthetic TRS	96,749
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,986,409	(30,331)	1/12/41	5.00% (1 month	Synthetic TRS	6,414
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,699,546	(10,967)	1/12/40	4.50% (1 month	Synthetic TRS	(1,359)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	1,542,311	(19,761)	1/12/41	5.00% (1 month	Synthetic TRS	(996)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	16,583,801	--	1/12/40	5.00% (1 month	Synthetic TRS	209,067
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	4,124,222	--	1/12/40	5.00% (1 month	Synthetic TRS	51,993
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	8,309,207	--	1/12/40	5.00% (1 month	Synthetic TRS	104,752
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	3,195,920	--	1/12/40	4.50% (1 month	Synthetic TRS	18,468
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	3,224,500	--	1/12/38	6.50% (1 month	Synthetic TRS	(36,161)
				USD-LIBOR)	Index 6.50% 30
					year Fannie Mae
					pools

	3,376,907	--	1/12/39	5.50% (1 month	Synthetic TRS	28,703
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	5,575,254	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(62,523)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

Citibank, N.A.
GBP	10,020,000	--	5/18/13	(3.38%)	GBP Non-revised	394,861
					UK Retail Price
					Index

Goldman Sachs International
	$5,010,000	--	7/28/11	(0.685%)	USA Non Revised	104,536
					Consumer Price
					Index- Urban
					(CPI-U)

	5,010,000	--	7/29/11	(0.76%)	USA Non Revised	100,866
					Consumer Price
					Index- Urban

					(CPI-U)

	5,010,000	--	7/30/11	(0.73%)	USA Non Revised	102,455
					Consumer Price
					Index- Urban
					(CPI-U)

	4,140,000	--	3/1/16	2.47%	USA Non Revised	(8,145)
					Consumer Price
					Index- Urban
					(CPI-U)

	2,070,000	--	3/2/16	2.45%	USA Non Revised	(5,989)
					Consumer Price
					Index- Urban
					(CPI-U)

	4,140,000	--	3/3/16	2.45%	USA Non Revised	(11,760)
					Consumer Price
					Index- Urban
					(CPI-U)

	4,140,000	--	3/7/16	2.51%	USA Non Revised	1,266
					Consumer Price
					Index- Urban
					(CPI-U)

	3,017,404	--	1/12/40	(5.00%) 1 month	Synthetic TRS	(38,040)
				USD-LIBOR	Index 5.00% 30
					year Fannie Mae
					pools

	2,815,309	--	1/12/39	5.50% (1 month	Synthetic TRS	23,930
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	7,026,381	--	1/12/39	5.50% (1 month	Synthetic TRS	59,723
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

Total						$1,198,101

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
Ford Motor Credit Co.,
7%, 10/1/13	Ba2	$--		$1,020,000	3/20/12	285 bp	$19,146

Credit Suisse International
Bonos Y Oblig Del
Estado, 5 1/2%, 7/30/17	--	(23,679)		2,660,000	12/20/19	(100 bp)	235,949

Ukraine (Government
of), 7.65%, 6/11/13	B2	--		795,000	10/20/11	194 bp	7,926

Deutsche Bank AG
Federal Republic of
Brazil, 12 1/4%, 3/6/30	Baa3	--		700,000	10/20/17	105 bp	(6,556)

Russian Federation,
7 1/2%, 3/31/30	--	--		187,500	4/20/13	(112 bp)	(2,708)

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	405,000	9/20/13	715 bp	80,652

United Mexican States,
7.5%, 4/8/33	Baa1	--		$1,095,000	3/20/14	56 bp	(6,203)

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	375,000	9/20/13	477 bp	42,793

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	375,000	9/20/13	535 bp	50,294

Goldman Sachs International
Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	350,000	3/20/13	680 bp	(256,765)

JPMorgan Chase Bank, N.A.
DJ CDX NA EM Series 10
Index	Ba1	28,017		$485,000	12/20/13	335 bp	50,408

DJ CDX NA HY Series 16
Version 1 Index	B+	(73,673)		3,572,000	6/20/16	500 bp	6,832

Republic of Argentina,
8.28%, 12/31/33	B3	--		520,000	6/20/14	235 bp	(43,666)

Russian Federation,
7 1/2%, 3/31/30	Baa1	--		95,000	9/20/13	276 bp	4,740

Morgan Stanley Capital Services, Inc.
Dominican Republic,
8 5/8%, 4/20/27	--	--		850,000	11/20/11	(170 bp)	1,880

Freeport-McMoRan Copper
& Gold, Inc., T/L Bank
Loan	Baa1	--		884,900	3/20/12	44 bp	261

Republic of Venezuela,
9 1/4%, 9/15/27	B2	--		680,000	10/20/12	339 bp	(38,814)

Total							$146,169

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2011.

Key to holding's currency abbreviations

ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
EUR	Euro
GBP	British Pound
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Neuvo Sol
RUB	Russian Ruble
SEK	Swedish Krona
TRY	Turkish Lira
USD / $	United States Dollar

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $529,129,963.

(b) The aggregate identified cost on a tax basis is $655,789,829, resulting in gross unrealized appreciation and depreciation of $23,400,697 and $12,893,107, respectively, or net unrealized appreciation of $10,507,590.

(NON) Non-income-producing security.

(STP) The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin accruing interest at this rate.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $29,646 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $137,158,508 and $50,549,653, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $328,720,777 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	85.3%
Russia	3.1
Argentina	2.3
Venezuela	1.3
Indonesia	0.8
Turkey	0.6
Netherlands	0.5
United Kingdom	0.5
Ukraine	0.5
Brazil	0.5
Luxembourg	0.5
Canada	0.5
Other	3.6

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts and written options contracts at the close of the reporting period are indicative of the volume of activity for each during the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $127,900,000 on total return swap contracts for the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $3,973,900,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund enters into credit default contracts to hedge credit risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $421,089 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $49,800,174 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $54,976,032.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer cyclicals	$42,355	$--	$355

Energy	--	--	2,627

Total common stocks	42,355	--	2,982

Asset-backed securities	--	55,632,277	1,362,291

Convertible bonds and notes	--	1,181,378	569

Convertible preferred stocks	--	255,401	--

Corporate bonds and notes	--	155,383,414	12,464

Foreign government bonds and notes	--	42,258,517	--

Mortgage-backed securities	--	111,590,584	--

Preferred stocks	--	376,072	--

Purchased options outstanding	--	2,629,632	--

Senior loans	--	13,477,425	--

U.S. Government and agency mortgage obligations	--	106,740,539	--

Warrants	--	435	27,753

Short-term investments	108,217,258	67,106,073	--

Totals by level	$108,259,613	$556,631,747	$1,406,059

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$2,093,498	$--

Futures contracts	(717,487)	--	--

Written options	--	(34,088,277)	--

TBA sale commitments	--	(63,365,001)	--

Interest rate swap contracts	--	(19,035,529)	--

Total return swap contracts	--	1,249,472	--

Credit default contracts	--	215,504	--

Totals by level	$(717,487)	$(112,930,333)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$570,216	$354,712

Foreign exchange contracts	2,804,175	710,677

Equity contracts	28,188	--

Interest rate contracts	10,945,549	60,907,738

Total	$14,348,128	$61,973,127

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Equity Income Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (90.0%)(a)
	Shares	Value

Aerospace and defense (2.5%)
Huntington Ingalls Industries, Inc. (NON)	6,348	$263,442
L-3 Communications Holdings, Inc. (S)	24,410	1,911,547
Northrop Grumman Corp. (S)	38,090	2,388,624
Raytheon Co.	79,506	4,044,470
United Technologies Corp.	20,190	1,709,084
		10,317,167

Airlines (0.2%)
United Continental Holdings, Inc. (NON)	31,450	723,036
		723,036

Auto components (1.0%)
Autoliv, Inc. (Sweden)	11,280	837,314
TRW Automotive Holdings Corp. (NON)	61,600	3,392,928
		4,230,242

Automobiles (0.8%)
Ford Motor Co. (NON)	224,280	3,344,015
		3,344,015

Biotechnology (0.1%)
Celgene Corp. (NON)	8,520	490,156
		490,156

Capital markets (4.8%)
Bank of New York Mellon Corp. (The)	109,860	3,281,518
Goldman Sachs Group, Inc. (The)	7,730	1,224,973
Invesco, Ltd.	40,150	1,026,234
Legg Mason, Inc.	2,360	85,172
Morgan Stanley	114,120	3,117,758
State Street Corp.	254,670	11,444,870
		20,180,525

Chemicals (1.3%)
Ashland, Inc.	59,220	3,420,547
Huntsman Corp. (S)	59,434	1,032,963
Lubrizol Corp. (The)	7,170	960,493
		5,414,003

Commercial banks (2.6%)
Comerica, Inc.	12,510	459,367
Popular, Inc. (Puerto Rico) (NON)	317,202	923,058
Sterling Bancshares, Inc.	34,080	293,429
U.S. Bancorp	100,280	2,650,400
Wells Fargo & Co.	206,822	6,556,257
		10,882,511

Commercial services and supplies (1.0%)
Avery Dennison Corp. (S)	34,190	1,434,612
R. R. Donnelley & Sons Co.	138,170	2,614,176
		4,048,788

Communications equipment (1.8%)
Cisco Systems, Inc. (NON)	153,020	2,624,293
Harris Corp. (S)	57,580	2,855,968
Qualcomm, Inc.	37,370	2,048,997
		7,529,258

Computers and peripherals (2.3%)
Dell, Inc. (NON) (S)	153,720	2,230,477
EMC Corp. (NON) (S)	85,306	2,264,874
Hewlett-Packard Co.	73,450	3,009,247
SanDisk Corp. (NON)	50,520	2,328,467
		9,833,065

Consumer finance (3.0%)
Discover Financial Services	526,681	12,703,546
		12,703,546

Containers and packaging (0.8%)
Rock-Tenn Co. Class A (S)	7,260	503,481
Sonoco Products Co. (S)	77,700	2,815,071

		3,318,552

Diversified financial services (3.1%)
JPMorgan Chase & Co.	278,740	12,849,914
		12,849,914

Diversified telecommunication services (3.4%)
AT&T, Inc. (S)	415,270	12,707,262
Verizon Communications, Inc.	41,460	1,597,868
		14,305,130

Electric utilities (2.2%)
Great Plains Energy, Inc. (S)	56,870	1,138,537
NV Energy, Inc.	244,720	3,643,881
Pepco Holdings, Inc. (S)	228,201	4,255,949
		9,038,367

Electrical equipment (0.7%)
Hubbell, Inc. Class B	44,520	3,162,256
		3,162,256

Energy equipment and services (0.8%)
National Oilwell Varco, Inc.	45,540	3,609,956
		3,609,956

Food and staples retail (1.0%)
CVS Caremark Corp.	123,680	4,244,698
		4,244,698

Health-care equipment and supplies (2.3%)
Baxter International, Inc.	54,290	2,919,173
Covidien PLC (Ireland) (S)	68,532	3,559,552
Medtronic, Inc.	80,350	3,161,773
		9,640,498

Health-care providers and services (2.1%)
Aetna, Inc.	109,160	4,085,859
CIGNA Corp.	47,230	2,091,344
McKesson Corp.	5,180	409,479
Quest Diagnostics, Inc.	33,360	1,925,539
WellPoint, Inc.	1,800	125,622
		8,637,843

Hotels, restaurants, and leisure (0.3%)
Brinker International, Inc. (S)	22,563	570,844
Wyndham Worldwide Corp. (S)	17,310	550,631
		1,121,475

Household durables (0.7%)
Jarden Corp.	51,350	1,826,520
Newell Rubbermaid, Inc.	52,120	997,056
		2,823,576

Household products (2.3%)
Energizer Holdings, Inc. (NON) (S)	20,660	1,470,166
Kimberly-Clark Corp. (S)	127,400	8,315,398
		9,785,564

Independent power producers and energy traders (0.8%)
AES Corp. (The) (NON)	252,630	3,284,190
		3,284,190

Industrial conglomerates (1.2%)
Tyco International, Ltd.	112,855	5,052,518
		5,052,518

Insurance (4.8%)
Aflac, Inc.	13,650	720,447
Allstate Corp. (The)	26,100	829,458
Assurant, Inc.	128,980	4,967,020
Assured Guaranty, Ltd. (Bermuda)	115,290	1,717,821
Hartford Financial Services Group, Inc. (The)	229,510	6,180,704
Prudential Financial, Inc.	57,010	3,510,676
Validus Holdings, Ltd.	66,243	2,207,879
		20,134,005

IT Services (0.7%)
IBM Corp.	17,518	2,856,660
		2,856,660

Leisure equipment and products (0.7%)
Mattel, Inc.	111,950	2,790,914

		2,790,914

Life sciences tools and services (0.2%)
Thermo Fisher Scientific, Inc. (NON)	15,250	847,138
		847,138

Machinery (1.8%)
Ingersoll-Rand PLC	107,490	5,192,842
Parker Hannifin Corp.	24,240	2,295,043
		7,487,885

Media (7.0%)
Comcast Corp. Special Class A	305,590	7,095,800
DIRECTV Class A (NON)	24,570	1,149,876
DISH Network Corp. Class A (NON)	40,250	980,490
Interpublic Group of Companies, Inc. (The)	520,490	6,542,559
McGraw-Hill Cos., Inc. (The) (S)	44,800	1,765,120
Omnicom Group, Inc.	36,020	1,767,141
Time Warner Cable, Inc.	3,510	250,403
Time Warner, Inc. (S)	163,500	5,836,950
Viacom, Inc. Class B	78,380	3,646,238
		29,034,577

Multi-utilities (0.8%)
Ameren Corp.	112,120	3,147,208
		3,147,208

Office electronics (0.5%)
Xerox Corp.	176,560	1,880,364
		1,880,364

Oil, gas, and consumable fuels (13.6%)
Apache Corp.	28,730	3,761,332
BP PLC ADR (United Kingdom)	30,710	1,355,539
Chevron Corp.	211,580	22,730,039
Marathon Oil Corp.	64,140	3,419,303
Occidental Petroleum Corp.	21,210	2,216,233
Royal Dutch Shell PLC ADR (United Kingdom)	61,750	4,499,105
Sunoco, Inc.	980	44,678
Total SA (France)	302,690	18,463,560
Total SA ADR (France)	10	610
		56,490,399

Paper and forest products (1.2%)
International Paper Co.	165,530	4,995,695
		4,995,695

Pharmaceuticals (5.4%)
Abbott Laboratories	118,250	5,800,163
Merck & Co., Inc.	29,790	983,368
Pfizer, Inc.	769,750	15,633,623
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	3,350	168,070
		22,585,224

Professional services (0.9%)
Dun & Bradstreet Corp. (The) (S)	44,180	3,545,003
		3,545,003

Real estate investment trusts (REITs) (2.5%)
American Capital Agency Corp. (R)	7,385	215,199
Annaly Capital Management, Inc. (R)	131,190	2,289,266
Chimera Investment Corp. (R)	571,430	2,262,863
CreXus Investment Corp. (R)	236,241	2,697,872
Digital Realty Trust, Inc. (R) (S)	7,610	442,445
MFA Financial, Inc. (R)	199,560	1,636,392
ProLogis (R)	65,676	1,049,502
		10,593,539

Semiconductors and semiconductor equipment (1.1%)
KLA-Tencor Corp. (S)	32,520	1,540,472
Texas Instruments, Inc. (S)	84,660	2,925,850
		4,466,322

Software (1.8%)
BMC Software, Inc. (NON)	18,700	930,138
CA, Inc.	127,080	3,072,794
Microsoft Corp.	133,411	3,383,303
		7,386,235

Specialty retail (0.7%)
Best Buy Co., Inc.	25,850	742,412
Office Depot, Inc. (NON)	91,410	423,228
OfficeMax, Inc. (NON) (S)	132,480	1,714,291
		2,879,931

Textiles, apparel, and luxury goods (0.5%)
Hanesbrands, Inc. (NON) (S)			71,020	1,920,381
				1,920,381

Thrifts and mortgage finance (0.2%)
Capitol Federal Financial, Inc.			38,686	435,991
People's United Financial, Inc. (S)			26,550	333,999
				769,990

Tobacco (2.3%)
Philip Morris International, Inc.			144,690	9,496,005
				9,496,005

Wireless telecommunication services (0.2%)
Telephone and Data Systems, Inc.			18,840	634,907
				634,907

Total common stocks (cost $276,490,721)				$374,513,231

CONVERTIBLE BONDS AND NOTES (4.1%)(a)
			Principal amount	Value

Alliance Data Systems Corp. cv. sr. unsec. notes
4 3/4s, 2014			$5,365,000	$10,327,625
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			510,000	925,069
MGIC Investment Corp. cv. sr. notes 5s, 2017			2,408,000	2,606,178
WESCO International, Inc. cv. company guaranty sr.
unsec. notes 6s, 2029			1,404,000	3,335,483

Total convertible bonds and notes (cost $11,044,765)				$17,194,355

CONVERTIBLE PREFERRED STOCKS (3.8%)(a)
			Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.			65,745	$4,216,884
PPL Corp. $4.75 cv. pfd.			99,888	5,281,079
Swift Mandatory Common Exchange Security Trust 144A
6.00% cv. pfd.			139,896	1,940,358
Unisys Corp. Ser. A, 6.25% cv. pfd.			9,054	808,070
XL Group, Ltd. $2.688 cv. pfd.			103,700	3,488,468

Total convertible preferred stocks (cost $13,462,988)				$15,734,859

INVESTMENTS COMPANIES (0.8%)(a)
			Shares	Value

Apollo Investment Corp.			259,250	$3,126,555
Ares Capital Corp.			4,710	79,599

Total investment companies (cost $2,655,185)				$3,206,154

WARRANTS (0.4%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

JPMorgan Chase & Co. (W)	10/28/18	$42.42	110,685	$1,857,294

Total warrants (cost $1,431,504)				$1,857,294

SHORT-TERM INVESTMENTS (10.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)			38,990,656	$38,990,656
Putnam Money Market Liquidity Fund 0.13% (e)			4,458,442	4,458,442

Total short-term investments (cost $43,449,098)				$43,449,098

TOTAL INVESTMENTS

Total investments (cost $348,534,261) (b)				$455,954,991

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $416,187,734.

(b) The aggregate identified cost on a tax basis is $352,671,748, resulting in gross unrealized appreciation and depreciation of $106,179,310 and $2,896,067, respectively, or net unrealized appreciation of $103,283,243.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $37,746,600. The fund received cash collateral of $38,990,656 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $471 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $17,601,141 and $13,142,699, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$48,145,111	$--	$--

Consumer staples	23,526,267	--	--

Energy	60,100,355	--	--

Financials	88,114,030	--	--

Health care	42,200,859	--	--

Industrials	34,336,653	--	--

Information technology	33,951,904	--	--

Materials	13,728,250	--	--

Telecommunication services	14,940,037	--	--

Utilities	15,469,765	--	--

Total common stocks	374,513,231	--	--

Convertible bonds and notes	--	17,194,355	--

Convertible preferred stocks	--	15,734,859	--

Investment companies	3,206,154	--	--

Warrants	1,857,294	--	--

Short-term investments	4,458,442	38,990,656	--

Totals by level	$384,035,121	$71,919,870	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$1,857,294	$--

Total	$1,857,294	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

VT George Putnam Balanced Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (60.7%)(a)
	Shares	Value

Banking (6.4%)
Bank of America Corp.	109,102	$1,454,330
Bank of New York Mellon Corp. (The)	41,100	1,227,657
BB&T Corp.	15,500	425,475
Fifth Third Bancorp	18,600	258,168
JPMorgan Chase & Co.	96,200	4,434,820
PNC Financial Services Group, Inc.	11,200	705,488
State Street Corp.	29,100	1,307,754
SunTrust Banks, Inc.	11,500	331,660
U.S. Bancorp	59,800	1,580,514
Wells Fargo & Co.	48,200	1,527,940
		13,253,806

Basic materials (2.1%)
Alcoa, Inc.	31,100	548,915
Dow Chemical Co. (The)	10,900	411,475
E.I. du Pont de Nemours & Co.	22,300	1,225,831
Nucor Corp.	17,700	814,554
PPG Industries, Inc.	12,100	1,152,041
Weyerhaeuser Co. (R)	5,516	135,694
		4,288,510

Capital goods (3.5%)
Avery Dennison Corp.	4,800	201,408
Deere & Co.	4,800	465,072
Eaton Corp.	8,400	465,696
Emerson Electric Co.	4,000	233,720
Illinois Tool Works, Inc.	17,600	945,472
Ingersoll-Rand PLC	15,400	743,974
Lockheed Martin Corp.	6,000	482,400
Molex, Inc.	8,900	223,568
Northrop Grumman Corp.	12,200	765,062
Parker Hannifin Corp.	8,000	757,440
Raytheon Co.	15,800	803,746
United Technologies Corp.	13,500	1,142,775
		7,230,333

Communication services (4.3%)
AT&T, Inc.	102,200	3,127,320
Comcast Corp. Class A	47,100	1,164,312
DIRECTV Class A (NON)	8,200	383,760
DISH Network Corp. Class A (NON)	10,700	260,652
Time Warner Cable, Inc.	7,800	556,452
Verizon Communications, Inc.	74,840	2,884,334
Vodafone Group PLC ADR (United Kingdom)	19,000	546,250
		8,923,080

Conglomerates (2.2%)
3M Co.	5,400	504,900
General Electric Co.	125,600	2,518,280
Honeywell International, Inc.	13,300	794,143
Tyco International, Ltd.	14,700	658,119
		4,475,442

Consumer cyclicals (5.3%)
Ford Motor Co. (NON)	29,700	442,827
Home Depot, Inc. (The)	12,300	455,838
Kimberly-Clark Corp.	17,500	1,142,225
Limited Brands, Inc.	11,400	374,832
Lowe's Cos., Inc.	14,000	370,020
Marriott International, Inc. Class A	6,618	235,468
Omnicom Group, Inc.	18,200	892,892
Staples, Inc.	30,700	596,194
Target Corp.	14,800	740,148
Time Warner, Inc.	38,700	1,381,590
TJX Cos., Inc. (The)	29,100	1,447,143
Viacom, Inc. Class B	30,400	1,414,208
Wal-Mart Stores, Inc.	7,400	385,170
Walt Disney Co. (The)	23,700	1,021,233
		10,899,788

Consumer staples (5.2%)
Avon Products, Inc.	6,600	178,464
Clorox Co.	6,200	434,434
Coca-Cola Co. (The)	10,500	696,675
Colgate-Palmolive Co.	10,900	880,284
CVS Caremark Corp.	38,400	1,317,888
General Mills, Inc.	5,000	182,750
Hertz Global Holdings, Inc. (NON)	34,000	531,420
Kellogg Co.	7,100	383,258
Kraft Foods, Inc. Class A	25,602	802,879
Lorillard, Inc.	1,800	171,018

Newell Rubbermaid, Inc.	34,500	659,985
PepsiCo, Inc.	4,100	264,081
Philip Morris International, Inc.	36,480	2,394,182
Procter & Gamble Co. (The)	21,400	1,318,240
SYSCO Corp. (FWC)	21,200	587,240
		10,802,798

Energy (8.2%)
Anadarko Petroleum Corp.	3,300	270,336
Apache Corp.	2,300	301,116
Chevron Corp.	36,400	3,910,452
ConocoPhillips	11,800	942,348
Devon Energy Corp.	7,800	715,806
EOG Resources, Inc.	1,300	154,063
Exxon Mobil Corp.	47,500	3,996,175
Hess Corp.	6,400	545,344
Marathon Oil Corp.	19,200	1,023,552
Noble Corp. (Switzerland)	12,200	556,564
Occidental Petroleum Corp.	10,600	1,107,594
Petrohawk Energy Corp. (NON)	29,200	716,568
Schlumberger, Ltd.	8,776	818,450
Total SA ADR (France)	22,100	1,347,437
Valero Energy Corp.	14,000	417,480
		16,823,285

Financials (2.8%)
American Express Co.	16,100	727,720
Citigroup, Inc. (NON)	246,500	1,089,530
Goldman Sachs Group, Inc. (The)	12,280	1,946,012
Progressive Corp. (The)	27,500	581,075
Prudential Financial, Inc.	23,900	1,471,762
		5,816,099

Health care (9.4%)
Abbott Laboratories	5,600	274,680
Aetna, Inc.	36,400	1,362,452
Baxter International, Inc.	30,000	1,613,100
Bristol-Myers Squibb Co.	18,800	496,884
Celgene Corp. (NON)	10,000	575,300
Covidien PLC (Ireland)	22,825	1,185,531
Johnson & Johnson	45,300	2,684,025
McKesson Corp.	3,600	284,580
Medtronic, Inc.	27,500	1,082,125
Merck & Co., Inc.	44,500	1,468,945
Novartis AG ADR (Switzerland)	4,500	244,575
Omnicare, Inc.	5,100	152,949
Pfizer, Inc.	175,148	3,557,256
Quest Diagnostics, Inc.	16,600	958,152
St. Jude Medical, Inc. (NON)	14,900	763,774
Stryker Corp.	12,500	760,000
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	5,300	265,901
Thermo Fisher Scientific, Inc. (NON)	23,700	1,316,535
WellPoint, Inc.	6,100	425,719
		19,472,483

Insurance (2.3%)
ACE, Ltd.	3,300	213,510
Allstate Corp. (The)	27,700	880,306
Chubb Corp. (The)	16,300	999,353
Marsh & McLennan Cos., Inc.	19,900	593,219
MetLife, Inc.	17,100	764,883
RenaissanceRe Holdings, Ltd.	4,300	296,657
Travelers Cos., Inc. (The)	18,300	1,088,484
		4,836,412

Investment banking/Brokerage (0.6%)
Morgan Stanley	44,150	1,206,178
		1,206,178

Real estate (0.7%)
Digital Realty Trust, Inc. (R)	2,700	156,978
Equity Residential Trust (R)	10,252	578,315
ProLogis (R)	14,500	231,710
Simon Property Group, Inc. (R)	4,541	486,614
		1,453,617

Technology (4.7%)
BMC Software, Inc. (NON)	12,000	596,880
Cisco Systems, Inc. (NON)	36,200	620,830
EMC Corp. (NON)	35,000	929,250
Hewlett-Packard Co.	30,000	1,229,100
IBM Corp.	4,500	733,815
Intel Corp.	25,400	512,318
KLA-Tencor Corp.	11,100	525,807
L-3 Communications Holdings, Inc.	7,700	602,987
Microsoft Corp.	21,100	535,096
Oracle Corp.	15,600	520,572
Qualcomm, Inc.	18,400	1,008,872
SanDisk Corp. (NON)	8,000	368,720
Texas Instruments, Inc.	19,000	656,640
Yahoo!, Inc. (NON)	51,300	854,145

			9,695,032

Transportation (0.3%)
FedEx Corp.		2,900	271,295
Huntington Ingalls Industries, Inc. (NON)		2,033	84,370
United Parcel Service, Inc. Class B		3,700	274,984
			630,649

Utilities and power (2.7%)
Ameren Corp.		25,900	727,013
American Electric Power Co., Inc.		17,000	597,380
Dominion Resources, Inc.		5,000	223,500
Duke Energy Corp.		10,500	190,575
Edison International		21,800	797,662
Entergy Corp.		17,220	1,157,356
Exelon Corp.		3,200	131,968
NextEra Energy, Inc.		2,700	148,824
PG&E Corp.		20,040	885,367
PPL Corp.		24,800	627,440
			5,487,085

Total common stocks (cost $94,732,123)			$125,294,597

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (16.2%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (2.4%)
Government National Mortgage Association Pass-Through
Certificates
4 1/2s, TBA, April 1, 2041		$3,000,000	$3,090,234
4s, February 20, 2041		998,155	999,637
3 1/2s, December 20, 2040		999,901	953,773
			5,043,644

U.S. Government Agency Mortgage Obligations (13.8%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
4s, TBA, April 1, 2041	long	5,000,000	4,909,766
3 1/2s, with due dates from December 1, 2040 to
February 1, 2041 (FWC)		7,995,139	7,523,240
3 1/2s, TBA, April 1, 2041	long	5,000,000	4,698,828
Federal National Mortgage Association Pass-Through
Certificates
6s, TBA, April 1, 2041		4,000,000	4,350,312
5 1/2s, with due dates from July 1, 2033 to
November 1, 2038		2,176,541	2,333,067
5s, August 1, 2033		790,924	832,571
4s, TBA, April 1, 2041	long	1,000,000	983,750
3 1/2s, with due dates from December 1, 2040 to
March 1, 2041 (FWC)		991,478	934,896
3 1/2s, TBA, April 1, 2041	long	2,000,000	1,883,438
			28,449,868

Total U.S. government and agency mortgage obligations (cost $33,393,636)			$33,493,512

U.S. GOVERNMENT AGENCY OBLIGATIONS (1.7%)(a)
		Principal amount	Value

Fannie Mae 7 1/4s, May 15, 2030		$1,440,000	$1,921,927
Goldman Sachs Group, Inc (The) 1 5/8s, FDIC guaranteed
notes, July 15, 2011		1,000,000	1,004,054
Morgan Stanley 2s, FDIC guaranteed notes,
September 22, 2011		300,000	302,590
Wells Fargo & Co.
3s, FDIC guaranteed notes, December 9, 2011		132,000	134,469
2 1/8s, FDIC guaranteed notes, June 15, 2012		168,000	171,210

Total U.S. government agency obligations (cost $3,486,821)			$3,534,250

U.S. TREASURY OBLIGATIONS (2.7%)(a)
		Principal amount	Value

U.S. Treasury Notes
3 5/8s, December 31, 2012		$3,400,000	$3,576,641
0 3/8s, August 31, 2012		2,000,000	1,996,719

Total U.S. treasury obligations (cost $5,579,480)			$5,573,360

CORPORATE BONDS AND NOTES (14.6%)(a)
		Principal amount	Value

Basic materials (0.9%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95s, 2021		$55,000	$57,909
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)		235,000	297,846
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019		230,000	290,730
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		209,000	229,900
Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s,
2029		135,000	148,331
International Paper Co. sr. unsec. notes 7.95s, 2018		35,000	42,108
International Paper Co. sr. unsec. notes 9 3/8s, 2019		144,000	185,332

International Paper Co. sr. unsec. notes 8.7s, 2038	10,000	12,819
International Paper Co. sr. unsec. unsub. notes 7.3s,
2039	15,000	16,781
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	113,000	122,040
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 9s, 2019 (Australia)	40,000	52,565
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 5.2s, 2040 (Australia)	115,000	108,574
Sealed Air Corp. sr. notes 7 7/8s, 2017	95,000	106,233
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	6,000	7,662
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	7,000	8,418
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	2,000	2,430
Teck Resources Limited sr. unsec. unsub. notes 7s,
2012 (Canada)	5,000	5,342
Temple-Inland, Inc. sr. unsec. unsub. notes 6 7/8s,
2018	30,000	32,481
Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s,
2096	45,000	46,385
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	95,000	105,219
		1,879,105

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	250,000	272,500
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	104,000	123,286
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	125,000	140,994
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	40,000	42,917
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	65,000	73,162
United Technologies Corp. sr. unsec. notes 5.7s, 2040	15,000	15,930
		668,789

Communication services (1.4%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	120,000	134,886
American Tower Corp. sr. unsec. unsub. notes 4 5/8s,
2015	85,000	88,242
AT&T, Inc. sr. unsec. bonds 6.55s, 2039	310,000	323,094
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	75,000	81,870
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	157,000	189,594
CenturyLink, Inc. sr. unsec. debs. bonds Ser. G,
6 7/8s, 2028	110,000	111,154
CenturyLink, Inc. sr. unsec. unsub. notes Ser. P,
7.6s, 2039	50,000	53,560
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	105,000	131,377
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	20,000	21,774
Cox Communications, Inc. 144A notes 5 7/8s, 2016	34,000	37,676
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	105,000	105,071
France Telecom notes 8 1/2s, 2031 (France)	50,000	67,279
NBC Universal, Inc. 144A notes 6.4s, 2040	55,000	56,847
NBC Universal, Inc. 144A notes 5.15s, 2020	45,000	46,307
Rogers Communications, Inc. company guaranty sr.
unsec. bonds 8 3/4s, 2032 (Canada)	10,000	12,852
Rogers Communications, Inc. sec. notes 6 3/8s, 2014
(Canada)	27,000	30,284
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	175,000	181,273
TCI Communications, Inc. company guaranty 7 7/8s, 2026	345,000	413,692
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	125,000	136,368
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	90,000	99,246
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	25,000	28,693
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	60,000	62,734
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	60,000	76,777
Verizon New Jersey, Inc. debs. 8s, 2022	110,000	130,621
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	135,000	156,403
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	50,000	52,707
		2,830,381

Consumer cyclicals (0.8%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	65,000	68,035
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	110,000	127,695
CBS Corp. company guaranty sr. unsec. unsub. notes
5 5/8s, 2012	1,000	1,055
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	65,000	63,943
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	60,000	60,013
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	120,000	129,741
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	15,000	16,875
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	80,000	80,700
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,

2016	115,000	124,775
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	90,000	95,358
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	125,000	130,156
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	40,000	40,000
News America Holdings, Inc. company guaranty 7 3/4s,
2024	135,000	155,082
News America Holdings, Inc. debs. 7 3/4s, 2045	182,000	215,062
Owens Corning company guaranty unsec. unsub. notes 9s,
2019	48,000	56,640
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	65,000	78,037
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	20,000	24,659
Time Warner, Inc. company guaranty sr. unsec. bonds
7.7s, 2032	45,000	52,477
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	10,000	9,928
Time Warner, Inc. debs. 9.15s, 2023	85,000	111,661
		1,641,892

Consumer staples (1.4%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	50,000	65,756
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	85,000	110,931
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 8.2s, 2039	25,000	34,012
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 7 3/4s, 2019 (FWC)	255,000	313,729
Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	70,000	70,105
Campbell Soup Co. debs. 8 7/8s, 2021	110,000	146,508
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037	272,000	267,240
CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032	171,382	196,565
CVS Pass-Through Trust 144A pass-through certificates
6.117s, 2013	22,159	23,484
Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s,
2037	125,000	136,253
Diageo Investment Corp. company guaranty 8s, 2022
(Canada)	230,000	283,819
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	130,000	132,214
General Mills, Inc. sr. unsec. notes 5.65s, 2019	20,000	22,104
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	55,000	65,331
Kraft Foods, Inc. notes 6 1/8s, 2018	110,000	122,714
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	305,000	323,583
Kroger Co. company guaranty 6 3/4s, 2012	60,000	63,579
Kroger Co. company guaranty 6.4s, 2017	55,000	63,281
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	75,000	86,632
McDonald's Corp. sr. unsec. notes 5.7s, 2039	90,000	95,472
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	70,000	80,978
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	45,000	46,350
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	100,000	116,562
		2,867,202

Energy (0.6%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	150,000	165,599
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	60,000	66,042
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	140,000	156,800
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	30,000	33,000
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	30,000	32,916
Forest Oil Corp. company guaranty sr. unsec. notes 8s, 2011	80,000	83,600
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	50,000	52,496
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	15,000	17,143
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	90,000	92,588
Noble Holding International, Ltd. company guaranty sr.
unsec. notes 6.05s, 2041	60,000	60,236
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 3/4s, 2041 (Brazil)	35,000	36,057
Petrobras International Finance Co. company guaranty
sr. unsec. notes 5 3/8s, 2021 (Brazil)	130,000	130,392
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	70,000	67,138
Weatherford International, Inc. company guaranty sr.
unsec. unsub. notes 6.8s, 2037	30,000	31,199
Weatherford International, Inc. company guaranty sr.
unsec. unsub. notes 6.35s, 2017	35,000	38,681
Weatherford Bermuda company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	45,000	57,311
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	65,000	69,800
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	50,000	52,957
		1,243,955

Financials (6.0%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	80,000	83,928
Aflac, Inc. sr. unsec. notes 6.45s, 2040	55,000	55,202
American Express Co. sr. unsec. notes 8 1/8s, 2019	150,000	187,151

American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.461s, 2011	100,000	99,736
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	45,000	48,431
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	105,000	109,447
AON Corp. jr. unsec. sub. notes 8.205s, 2027	200,000	222,145
Bank Nederlandse Gemeenten 144A bonds 1 3/4s, 2015
(Netherlands)	2,000,000	1,919,907
BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.873s, 2027	288,000	221,787
Barclays Bank PLC 144A sub. notes 10.179s, 2021	120,000	152,413
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	280,000	291,724
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	205,000	229,706
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	44,000	51,266
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.113s, 2012	99,750	98,626
Capital One Capital III company guaranty 7.686s, 2036	41,000	42,179
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	145,000	157,325
Citigroup, Inc. sub. notes 5s, 2014	205,000	214,062
Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	100,000	95,360
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	50,000	52,560
CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s,
2021	35,000	35,834
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	185,000	191,599
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	41,000	44,485
Credit Suisse Guernsey sr. unsec. notes 5.3s, 2019	100,000	105,117
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, perpetual maturiy (United Kingdom)	106,000	102,820
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	95,000	99,055
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, perpetual maturiy	40,000	36,100
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	15,000	16,527
Erac USA Finance Co. 144A company guaranty notes
2 1/4s, 2014	10,000	9,951
Erac USA Finance Co. 144A company guaranty sr. notes
5 1/4s, 2020	40,000	41,200
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.309s, 2028	279,000	212,345
GATX Financial Corp. notes 5.8s, 2016	80,000	86,148
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	215,000	220,106
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.434s, 2012	530,000	528,989
Genworth Financial, Inc. sr. unsec. unsub. notes
7 5/8s, 2021	220,000	220,704
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	210,000	243,147
Hartford Financial Services Group, Inc. (The) sr.
unsec. unsub. notes 6 5/8s, 2040	245,000	248,328
Highwood Realty LP sr. unsec. bonds 5.85s, 2017 (R)	135,000	143,676
HSBC Finance Capital Trust IX FRN 5.911s, 2035	300,000	287,250
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	170,000	173,357
ING Bank NV 144A sr. unsec. notes FRN 1.36s, 2013
(Netherlands)	240,000	240,509
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	18,000	18,326
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.313s, 2047	488,000	393,918
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	241,000	242,237
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058	90,000	117,000
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	300,000	275,886
Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub.
notes 6 3/8s, 2021 (United Kingdom)	20,000	20,702
Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	315,000	309,678
Loews Corp. notes 5 1/4s, 2016	35,000	37,890
Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia) (FWC)	160,000	159,688
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	70,000	95,729
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	295,000	338,717
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2037	300,000	322,500
Nationwide Financial Services notes 5 5/8s, 2015	50,000	50,385
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	90,000	91,346
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	60,000	64,945
Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s,
2015 (Sweden)	100,000	96,635
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	56,000	48,077
OneBeacon US Holdings, Inc. company guaranty sr.
unsec. notes 5 7/8s, 2013	46,000	49,450
Pacific LifeCorp 144A sr. notes 6s, 2020	30,000	31,679
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	305,000	321,775
Prudential Financial, Inc. sr. notes 7 3/8s, 2019	50,000	58,706
Prudential Financial, Inc. sr. notes 6.2s, 2015	50,000	55,183
Prudential Financial, Inc. sr. unsec. notes 6 5/8s,
2040	35,000	38,562
Simon Property Group LP sr. unsec. unsub. notes
10.35s, 2019 (R)	27,000	37,216
Simon Property Group LP sr. unsec. unsub. notes 5.65s,
2020 (R)	63,000	67,740
State Street Capital Trust IV company guaranty jr.

unsec. sub. bonds FRB 1.31s, 2037	270,000	218,817
Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 (R)	40,000	43,143
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	70,000	74,075
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	110,000	124,028
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	85,000	87,035
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	295,000	327,539
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	135,000	154,524
WEA Finance LLC/ WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 6 3/4s, 2019	135,000	154,901
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, perpetual maturity	55,000	60,088
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, perpetual maturiy (Australia)	140,000	141,152
Willis Group Holdings PLC company guaranty sr. unsec.
unsub. notes 5 3/4s, 2021 (United Kingdom)	70,000	69,454
		12,418,928

Government (0.6%)
European Investment Bank sr. unsec. unsub. notes
4 7/8s, 2036 (Supra-Nation)	500,000	505,575
International Bank for Reconstruction & Development
unsec. unsub. bonds 7 5/8s, 2023 (Supra-Nation)	500,000	669,200
		1,174,775

Health care (0.2%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	48,000	54,068
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	16,000	19,105
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	39,000	43,321
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	33,000	31,784
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	17,000	17,082
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	30,000	29,803
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	60,000	63,613
WellPoint, Inc. notes 7s, 2019	90,000	106,047
		364,823

Technology (0.1%)
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	43,000	46,724
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	210,000	230,345
Tyco Electronics Group SA company guaranty sr. unsec.
notes 4 7/8s, 2021 (Luxembourg)	30,000	30,773
		307,842

Transportation (0.3%)
American Airlines Pass-Through Trust 2001-01
pass-through certificates Ser. 01-1, 6.817s, 2011	5,000	5,000
Burlington Northern Santa Fe Corp. debs. 5 3/4s, 2040	40,000	40,451
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	35,000	39,826
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	50,000	52,199
Continental Airlines, Inc. pass-through certificates
Ser. 97-4A, 6.9s, 2018	5,316	5,581
Continental Airlines, Inc. pass-through certificates
Ser. 98-1A, 6.648s, 2017	59,456	61,983
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	181,067	180,161
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	103,838	113,703
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	20,000	21,278
		520,182

Utilities and power (2.0%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	60,000	63,900
Ameren Illinois Co. sr. notes 9 3/4s, 2018	130,000	167,687
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	55,000	54,871
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	185,000	206,152
Beaver Valley Funding Corp. sr. bonds 9s, 2017	111,000	123,213
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	120,000	131,041
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	317,878	331,928
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	30,000	33,549
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	215,000	237,518
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	70,000	76,560
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	55,000	56,847
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	248,000	243,660
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	90,000	100,803
EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018
(Portugal)	100,000	94,874
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	75,000	91,863
Electricite de France 144A notes 6.95s, 2039 (France)	100,000	116,265
Electricite de France 144A sr. notes 5.6s, 2040
(France)	40,000	39,894

Electricite de France 144A sr. notes 4.6s, 2020
(France)	120,000	122,310
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 5.95s, 2041	65,000	63,482
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 3.2s, 2016	95,000	94,426
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	27,000	27,809
Iberdola International BV company guaranty sr. unsec.
unsub. notes 6 3/4s, 2036	30,000	31,427
Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	10,000	10,825
ITC Holdings Corp. 144A notes 5 7/8s, 2016	36,000	39,703
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	40,000	43,716
Kansas Gas & Electric bonds 5.647s, 2021	45,786	49,059
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	110,000	122,704
MidAmerican Funding, LLC sr. sec. bonds 6.927s, 2029	10,000	11,230
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	45,000	53,008
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	55,000	71,473
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	45,000	48,667
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	30,000	30,320
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	37,000	40,024
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	82,577	82,626
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	99,000	96,525
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	80,000	89,018
Spectra Energy Capital, LLC sr. notes 8s, 2019	110,000	133,948
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6.572s, 2017	15,000	17,042
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	150,000	188,351
Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN
6.35s, 2067 (Canada)	150,000	150,611
Union Electric Co. 1st mtge. sr. sec. bonds 6.7s, 2019	125,000	144,008
Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	300,000	301,125
		4,234,062

Total corporate bonds and notes (cost $28,534,053)		$30,151,936

CONVERTIBLE PREFERRED STOCKS (1.1%)(a)
	Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.	9,222	$651,995
General Motors Co. Ser. B, $2.375 cv. pfd.	11,850	571,022
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.	23,252	601,646
MetLife, Inc. $3.75 cv. pfd.	4,800	409,824

Total convertible preferred stocks (cost $2,077,018)		$2,234,487

MORTGAGE-BACKED SECURITIES (0.7%)(a)
	Principal amount	Value

CS First Boston Mortgage Securities Corp. Ser. 04-C1,
Class B, 4.855s, 2037 (FWC)	$250,000	$254,241
Federal Home Loan Mortgage Corp.
Ser. T-56, Class A, IO, 0.524s, 2043	986,080	18,489
Ser. T-56, Class 3, IO, 0.008s, 2043	684,350	428
Ser. T-56, Class 1, IO, zero %, 2043	914,189	714
Ser. T-56, Class 2, IO, zero %, 2043	823,240	76
GMAC Commercial Mortgage Securities, Inc. 144A Ser.
99-C3, Class G, 6.974s, 2036	44,522	40,961
GS Mortgage Securities Corp. II 144A Ser. 98-C1,
Class F, 6s, 2030	139,797	140,636
JPMorgan Chase Commercial Mortgage Securities Corp.
FRB Ser. 07-LD12, Class A3, 5.987s, 2051	112,000	118,817
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	90,000	90,208
Ser. 99-C1, Class G, 6.41s, 2031	97,000	95,126
Ser. 98-C4, Class H, 5.6s, 2035	143,000	148,160
Merrill Lynch Mortgage Investors, Inc. FRB Ser. 98-C3,
Class E, 6.412s, 2030	82,000	87,013
Morgan Stanley Capital I
FRB 5.597s, 2049	248,399	251,097
FRB Ser. 07-HQ12, Class A2FL, 0.506s, 2049	114,357	105,803
PNC Mortgage Acceptance Corp. 144A Ser. 00-C1,
Class J, 6 5/8s, 2033	146,000	5,840
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.6s, 2034	55,753	44,742
Wachovia Bank Commercial Mortgage Trust 144A FRB Ser.
05-WL5A, Class L, 3.555s, 2018	100,000	60,000

Total mortgage-backed securities (cost $1,460,502)		$1,462,351

INVESTMENT COMPANIES (0.5%)(a)
	Shares	Value

Utilities Select Sector SPDR Fund	33,500	$1,068,650

Total investment companies (cost $828,810)		$1,068,650

MUNICIPAL BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34	$30,000	$32,314
IL State G.O. Bonds

4.421s, 1/1/15	65,000	64,843
4.071s, 1/1/14	185,000	185,233
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49	55,000	54,690
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40	40,000	36,642

Total municipal bonds and notes (cost $375,212)		$373,722

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
	Principal amount	Value

Omnicare, Inc. cv. sr. sub. notes 3 3/4s, 2025	$195,000	$251,492

Total convertible bonds and notes (cost $195,000)		$251,492

ASSET-BACKED SECURITIES (0.1%)(a)
	Principal amount	Value

First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) (NON)	14,822	$1
GE Business Loan Trust 144A Ser. 04-2, Class D,
3.005s, 2032	70,543	14,109
Oakwood Mortgage Investors, Inc. Ser. 00-A, Class A3,
7.945s, 2022	134,895	108,402
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038	188,030	22,564

Total asset-backed securities (cost $217,856)		$145,076

SHORT-TERM INVESTMENTS (13.8%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13% (e)	$28,439,101	$28,439,103

Total short-term investments (cost $28,439,103)		$28,439,103

TOTAL INVESTMENTS

Total investments (cost $199,319,614)(b)		$232,022,536

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $11,552,500) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 4s, April 1, 2041	$5,000,000	4/13/11	$4,909,766
FHLMC, 3 1/2s, April 1, 2041	5,000,000	4/13/11	4,698,828
FNMA, 4s, April 1, 2041	1,000,000	4/13/11	983,750
FNMA, 3 1/2s, April 1, 2041	1,000,000	4/13/11	941,719

Total			$11,534,063

Key to holding's abbreviations

ADR	American Depository Receipts
EMTN	Euro Medium Term Notes
FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IO	Interest Only
MTN	Medium Term Notes
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $206,388,092.

(b) The aggregate identified cost on a tax basis is $200,849,009, resulting in gross unrealized appreciation and depreciation of $33,861,898 and $2,688,371, respectively, or net unrealized appreciation of $31,173,527.

(NON) Non-income-producing security.

(FWC) Forward commitments, in part or in entirety.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,291 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $38,324,269 and $25,943,050, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $14,110,010 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown parenthetically on Mandatory Put Bonds represent the next mandatory put dates.

The fund had the following sector concentration greater than 10% at the close of the reporting period (as a percentage of net assets):

Financials	19.4%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$4,288,510	$--	$--

Capital goods	7,230,333	--	--

Communication services	8,923,080	--	--

Conglomerates	4,475,442	--	--

Consumer cyclicals	10,899,788	--	--

Consumer staples	10,802,798	--	--

Energy	16,823,285	--	--

Financials	26,566,112	--	--

Health care	19,472,483	--	--

Technology	9,695,032	--	--

Transportation	630,649	--	--

Utilities and power	5,487,085	--	--

Total common stocks	125,294,597	--	--

Asset-backed securities	--	145,076	--

Convertible bonds and notes	--	251,492	--

Convertible preferred stocks	--	2,234,487	--

Corporate bonds and notes	--	30,151,936	--

Investment Companies	1,068,650	--	--

Mortgage-backed securities	--	1,462,351	--

Municipal bonds and notes	--	373,722	--

U.S. Government Agency Obligations	--	3,534,250	--

U.S. Government and Agency Mortgage Obligations	--	33,493,512	--

U.S. Treasury Obligations	--	5,573,360	--

Short-term investments	28,439,103	--	--

Totals by level	$154,802,350	$77,220,186	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

TBA sale commitments	$--	$(11,534,063)	$--

Totals by level	$--	$(11,534,063)	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Asset Allocation Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (50.0%)(a)
	Shares	Value

Basic materials (3.9%)
Agrium, Inc. (Canada)	389	$35,952
Agrium, Inc. (Canada)	123	11,348
Albemarle Corp. (S)	5,701	340,749
AMCOL International Corp.	917	32,994
Andersons, Inc. (The)	2,257	109,961
Arafura Resources, Ltd. (Australia) (NON)	7,270	9,419
Archer Daniels Midland Co.	340	12,243
Arkema (France)	664	60,431
Austevoll Seafood ASA (Norway)	3,749	29,211
Avalon Rare Metals, Inc. (Canada) (NON)	2,278	18,390
BASF SE (Germany)	1,449	125,579
BBMG Corp. (China)	66,500	108,568
BHP Billiton, Ltd. (Australia)	6,244	301,332
Black Earth Farming, Ltd. SDR (Sweden) (NON)	606	2,742
Boise, Inc. (S)	4,186	38,344
Broadwind Energy, Inc. (NON)	4,419	5,789
Cameco Corp. (Canada)	409	12,286
Canada Lithium Corp. (Canada) (NON)	8,295	6,251
Carillion PLC (United Kingdom)	12,652	77,241
Century Aluminum Co. (NON)	1,042	19,465
CF Industries Holdings, Inc.	71	9,712
China Agri-Industries Holdings, Ltd. (China)	5,000	5,605
China BlueChemical, Ltd. (China)	6,000	4,913
China Everbright International, Ltd. (Hong Kong)	57,000	27,771
China Molybdenum Co., Ltd. (China)	10,000	8,716
China Rare Earth Holdings, Ltd. (China) (NON)	18,000	7,914
China Shanshui Cement Group, Ltd. (China)	49,000	45,731
China Vanadium Titano-Magnetite Mining Co., Ltd.
(China) (NON)	16,000	6,890
CITIC Dameng Holdings, Ltd. (China) (NON)	19,000	6,326
Clearwater Paper Corp. (NON)	436	35,490
Coeur d'Alene Mines Corp. (NON) (S)	1,008	35,058
Commerce Resources Corp. (Canada) (NON)	5,303	4,653
Compagnie de Saint-Goban (France)	904	55,463
Contango Ore, Inc. (NON)	57	1,054
Creston Moly Corp. (Canada) (NON)	9,170	4,307
Cresud S.A.C.I.F. y A. ADR (Argentina)	247	4,471
Cytec Industries, Inc. (S)	3,600	195,732
Denison Mines Corp. (Canada) (NON)	1,581	3,770
Domtar Corp. (Canada)	622	57,087
Energy Resources of Australia, Ltd. (Australia)	527	4,343
Extract Resources, Ltd. (Australia) (NON)	478	3,914
Ferro Corp. (NON)	5,276	87,529
Fletcher Building, Ltd. (New Zealand)	15,448	110,139
Fortescue Metals Group, Ltd. (Australia)	3,881	25,785
Freeport-McMoRan Copper & Gold, Inc. Class B	14,800	822,140
Galaxy Resources, Ltd. (Australia) (NON)	3,687	4,968
General Moly, Inc. (NON)	1,268	6,822
Gibraltar Industries, Inc. (NON)	2,843	33,917
Golden Agri-Resources, Ltd. (Singapore)	12,000	6,568
GrainCorp, Ltd. (Australia)	716	5,648
Great Western Minerals Group, Ltd. (Canada) (NON)	12,000	10,158
Greenland Minerals & Energy, Ltd. (Australia) (NON)	4,355	4,469
Hecla Mining Co. (NON)	4,846	44,002
HeidelbergCement AG (Germany)	404	28,275
Horsehead Holding Corp. (NON)	4,460	76,043
HQ Sustainable Maritime Industries, Inc. (NON)	1,069	3,271
Hudson Resources, Inc. (Canada) (NON)	2,574	2,604
Hunan Non-Ferrous Metal Corp., Ltd. (China) (NON)	22,000	8,343
Incitec Pivot, Ltd. (Australia)	2,057	9,232
Innophos Holdings, Inc.	1,189	54,825
Insituform Technologies, Inc. (NON)	1,145	30,629
International Flavors & Fragrances, Inc. (S)	4,700	292,810
Intrepid Potash, Inc. (NON)	177	6,163
JSR Corp. (Japan)	2,900	58,258
KapStone Paper and Packaging Corp. (NON)	3,528	60,576
Koninklijke DSM NV (Netherlands)	1,831	112,728
Koppers Holdings, Inc.	2,210	94,367
KWS Saat AG (Germany)	13	2,750
Layne Christensen Co. (NON)	2,173	74,969
Lubrizol Corp. (The)	3,100	415,276
Lynas Corp., Ltd. (Australia) (NON)	10,663	24,867
MagIndustries Corp. (Canada) (NON)	15,178	2,507
MeadWestvaco Corp.	9,742	295,475
Metminco, Ltd. (Australia) (NON)	14,368	5,510
Minerals Technologies, Inc.	1,194	81,813
Mitsui Chemicals, Inc. (Japan)	71,000	251,252
Mitsui Mining & Smelting Co., Ltd. (Japan)	28,000	97,400
Moly Mines, Ltd. (Australia) (NON)	4,720	5,137
Molycorp, Inc. (NON)	1,655	99,333
Monsanto Co.	5,351	386,663
Mosaic Co. (The)	131	10,316
Neenah Paper, Inc.	712	15,643
Neo Material Technologies, Inc. (Canada) (NON)	1,100	10,595
Newcrest Mining, Ltd. (Australia)	262	10,814
NewMarket Corp.	217	34,334
Nitto Denko Corp. (Japan)	7,100	376,878

Noranda Aluminum Holding Corp. (NON)	1,131	18,153
Noront Resources, Ltd. (Canada) (NON)	5,741	5,571
Northwest Pipe Co. (NON)	368	8,438
Nufarm, Ltd. (Australia) (NON)	1,026	5,498
OM Group, Inc. (NON)	2,356	86,088
Orocobre, Ltd. (Australia) (NON)	2,194	5,799
Paladin Energy, Ltd. (Australia) (NON)	1,590	5,949
Pescanova SA (Spain)	634	25,866
Petronas Chemicals Group Bhd (Malaysia) (NON)	25,800	61,673
Potash Corp. of Saskatchewan, Inc. (Canada)	366	21,568
PPG Industries, Inc.	5,600	533,176
Prophecy Resource Corp. (Canada) (NON)	4,232	4,281
Quaker Chemical Corp.	503	20,206
Quest Rare Minerals, Ltd. (Canada) (NON)	1,691	10,474
Rare Element Resources, Ltd. (Canada) (NON)	781	10,263
Rayonier, Inc. (R)	8,200	510,942
Reliance Steel & Aluminum Co.	647	37,384
Rio Tinto PLC (United Kingdom)	5,068	356,549
Rio Tinto, Ltd. (Australia)	6,250	549,021
Rock-Tenn Co. Class A (S)	577	40,015
Sinofert Holdings, Ltd. (China) (NON)	8,000	3,445
SLC Agricola SA (Brazil)	272	3,825
Sociedad Quimica y Minera de Chile SA ADR (Chile)	212	11,715
Stepan Co.	353	25,593
Stillwater Mining Co. (NON) (S)	3,281	75,233
STR Holdings, Inc. (NON)	480	9,206
Syngenta AG (Switzerland)	488	158,965
Taiwan Fertilizer Co., Ltd. (Taiwan)	2,000	5,883
Tasman Metals, Ltd. (Canada) (NON)	2,300	10,352
Thompson Creek Metals Co., Inc. (Canada) (NON)	686	8,604
TPC Group, Inc. (NON)	670	19,343
TSRC Corp. (Taiwan)	6,000	15,405
Ucore Rare Metals, Inc. (Canada) (NON)	9,009	9,114
UEX Corp. (Canada) (NON)	1,435	1,748
Umicore NV/SA (Belgium)	760	37,768
Uralkali (Russia) (NON)	7,564	62,025
Uranium One, Inc. (Canada)	1,353	5,308
USEC, Inc. (NON)	866	3,810
Vale Fertilizantes SA (Preference) (Brazil) (NON)	634	6,157
Vale SA ADR (Preference) (Brazil)	1,800	53,136
Vallourec SA (France)	557	62,613
Vedanta Resources PLC (United Kingdom)	1,889	72,199
Vilmorin & Cie (France)	29	3,480
Viterra, Inc. (Canada)	597	7,248
voestalpine AG (Austria)	3,169	149,090
W.R. Grace & Co. (NON) (S)	4,573	175,100
Western Lithium Canada Corp. (Canada) (NON)	3,016	3,736
Wilmar International, Ltd. (Singapore)	2,000	8,662
Xstrata PLC (United Kingdom)	6,196	145,037
Yara International ASA (Norway)	1,348	68,442
		9,628,172

Capital goods (3.3%)
Abengoa SA (Spain)	240	7,965
Active Power, Inc. (NON)	4,412	13,015
AGCO Corp. (NON)	298	16,381
Aisin Seiki Co., Ltd. (Japan)	8,200	285,046
Alamo Group, Inc.	1,610	44,195
Altra Holdings, Inc. (NON)	2,674	63,160
American Axle & Manufacturing Holdings, Inc. (NON) (S)	1,785	22,473
American Science & Engineering, Inc.	237	21,889
Applied Industrial Technologies, Inc.	2,132	70,910
Autoliv, Inc. (Sweden)	2,700	200,421
AZZ, Inc. (S)	721	32,878
Bio-Treat Technology, Ltd. (China) (NON)	83,000	2,963
BWT AG (Austria)	152	4,455
Calgon Carbon Corp. (NON) (S)	2,055	32,633
Canon, Inc. (Japan)	6,000	261,435
Capstone Turbine Corp. (NON)	7,883	14,268
Chart Industries, Inc. (NON)	1,030	56,691
China High Speed Transmission Equipment Group Co.,
Ltd. (China)	9,000	14,416
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON) (S)	2,339	24,115
China Valves Technology, Inc. (China) (NON)	1,501	6,965
CNH Global NV (Netherlands) (NON)	227	11,021
Cobham PLC (United Kingdom)	7,340	27,146
Cookson Group PLC (United Kingdom) (NON)	2,724	30,175
Deere & Co.	179	17,343
Dover Corp.	9,538	627,028
Duoyuan Global Water, Inc. ADR (China) (NON) (S)	1,826	11,011
DXP Enterprises, Inc. (NON)	1,322	30,512
EMCOR Group, Inc. (NON)	1,677	51,937
Emerson Electric Co.	12,305	718,981
Energy Conversion Devices, Inc. (NON)	984	2,224
Energy Recovery, Inc. (NON)	2,512	7,988
EnergySolutions, Inc.	1,259	7,504
EnPro Industries, Inc. (NON) (S)	647	23,499
Sound Global, Ltd. (China) (NON)	34,000	19,417
Exide Technologies (NON) (S)	4,863	54,368
Flowserve Corp.	395	50,876
Franklin Electric Co., Inc.	879	40,610
Fuel Systems Solutions, Inc. (NON)	284	8,571
Fuel Tech, Inc. (NON)	871	7,752
Gamesa Corp Tecnologica SA (Spain) (NON)	1,042	10,851
Generac Holdings, Inc. (NON)	528	10,713
GLV, Inc. Class A (Canada) (NON)	513	4,369
Gorman-Rupp Co. (The)	170	6,696

GrafTech International, Ltd. (NON)	1,305	26,922
Graham Packaging Co., Inc. (NON)	2,767	48,229
Harbin Electric, Inc. (China) (NON)	1,021	21,124
Hitachi High-Technologies Corp. (Japan)	600	11,981
Hyflux, Ltd. (Singapore)	13,500	23,129
JinkoSolar Holding Co., Ltd. ADR (China) (NON) (S)	320	8,640
John Bean Technologies Corp.	1,783	34,287
Joy Global, Inc.	69	6,818
Kurita Water Industries, Ltd. (Japan)	1,400	41,437
Legrand SA (France)	2,114	88,123
Lindsay Corp.	737	58,238
Lockheed Martin Corp.	7,018	564,247
LS Corp. (South Korea)	249	24,969
LSB Industries, Inc. (NON)	1,217	48,242
Meritor, Inc. (NON)	1,877	31,853
Met-Pro Corp.	529	6,295
Mitsubishi Electric Corp. (Japan)	45,000	531,897
MTU Aero Engines Holding AG (Germany)	230	15,628
Mueller Water Products, Inc. Class A	6,766	30,312
NACCO Industries, Inc. Class A	161	17,818
Nalco Holding Co.	9,590	261,903
Oshkosh Corp. (NON) (S)	1,028	36,371
Parker Hannifin Corp.	7,300	691,164
Pentair, Inc.	1,175	44,403
Polypore International, Inc. (NON)	1,120	64,490
Powell Industries, Inc. (NON) (S)	789	31,118
Quantum Fuel Systems Technologies Worldwide, Inc.
(NON) (S)	558	2,427
Raser Technologies, Inc. (NON)	11,016	1,586
Raytheon Co.	10,941	556,569
Regal-Beloit Corp.	4,700	347,001
Rentech, Inc. (NON)	6,584	8,230
Rheinmetall AG (Germany)	357	29,642
Safran SA (France) (NON)	912	32,299
Satcon Technology Corp. (NON)	2,600	10,036
Schneider Electric SA (France)	513	87,855
SembCorp Industries, Ltd. (Singapore)	22,000	90,914
Singapore Technologies Engineering, Ltd. (Singapore)	23,000	59,473
Sinomem Technology, Ltd. (Singapore)	11,000	6,064
SKF AB Class B (Sweden)	9,101	265,526
SMA Solar Technology AG (Germany)	57	7,159
Smith (A.O.) Corp.	1,843	81,719
Societe BIC SA (France)	922	82,118
Standex International Corp.	739	28,001
Sumitomo Heavy Industries, Ltd. (Japan)	3,000	19,608
Sunpower Corp. Class A (NON)	813	13,935
Tenneco Automotive, Inc. (NON)	471	19,994
Thomas & Betts Corp. (NON)	1,597	94,974
Tianjin Capital Environmental Protection Group Co.,
Ltd. (China)	22,000	7,806
Timken Co.	701	36,662
Tri-Tech Holding, Inc. (China) (NON) (S)	856	9,990
TriMas Corp. (NON)	3,017	64,866
Trony Solar Holdings Co., Ltd. (China) (NON)	12,000	7,821
United Technologies Corp. (S)	1,498	126,806
Valmont Industries, Inc.	987	103,013
Vinci SA (France)	846	52,974
Westport Innovations, Inc. (Canada) (NON)	563	12,350
Xinjiang Goldwind Science & Technology Co., Ltd.
(China) (NON)	11,000	20,278
Xinjiang Tianye Water Saving Irrigation System Co.,
Ltd. (Hong Kong) (NON)	28,000	5,075
Yingli Green Energy Holding Co., Ltd. ADR (China) (NON)	847	10,926
		8,050,201

Communication services (2.3%)
ADTRAN, Inc. (S)	2,167	92,011
Allot Communications, Ltd. (Israel) (NON)	836	13,092
American Tower Corp. Class A (NON)	5,700	295,374
Aruba Networks, Inc. (NON) (S)	628	21,252
AT&T, Inc.	18,331	560,929
Atlantic Tele-Network, Inc. (S)	476	17,702
BCE, Inc. (Canada)	1,541	56,028
BT Group PLC (United Kingdom)	92,230	275,016
China Mobile, Ltd. (China)	3,000	27,632
Cincinnati Bell, Inc. (NON)	9,407	25,211
DIRECTV Class A (NON)	13,910	650,988
EchoStar Corp. Class A (NON)	5,908	223,618
Finisar Corp. (NON)	921	22,657
France Telecom SA (France)	7,040	158,055
HSN, Inc. (NON)	960	30,749
IAC/InterActiveCorp. (NON)	14,700	454,083
InterDigital, Inc.	237	11,307
Iridium Communications, Inc. (NON) (S)	5,451	43,444
Kabel Deutschland Holding AG (Germany) (NON)	1,918	101,865
Loral Space & Communications, Inc. (NON)	634	49,167
Mobile Telesystems ADR (Russia)	800	16,984
NeuStar, Inc. Class A (NON)	1,659	42,437
NII Holdings, Inc. (NON)	12,773	532,251
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	8,200	368,645
NTT DoCoMo, Inc. (Japan)	36	63,351
Qiao Xing Universal Resources, Inc. (China) (NON)	1,792	3,745
Tele2 AB Class B (Sweden)	3,232	74,800
Telecity Group PLC (United Kingdom) (NON)	2,552	20,849
Telecom Corp. of New Zealand, Ltd. (New Zealand)	77,639	119,124
Telenet Group Holding NV (Belgium) (NON)	1,100	51,649
USA Mobility, Inc.	1,742	25,242
Verizon Communications, Inc.	23,721	914,207

Virgin Media, Inc. (United Kingdom)	1,090	30,291
Vodafone Group PLC (United Kingdom)	40,420	114,617
		5,508,372

Conglomerates (1.2%)
3M Co.	1,007	94,155
General Electric Co.	41,745	836,987
Honeywell International, Inc.	14,000	835,940
Marubeni Corp. (Japan)	3,000	21,630
Mitsui & Co., Ltd. (Japan)	26,600	477,378
Siemens AG (Germany)	1,130	155,186
SPX Corp.	5,225	414,813
Vivendi (France)	852	24,379
		2,860,468

Consumer cyclicals (6.3%)
Advance Auto Parts, Inc.	4,700	308,414
Aeropostale, Inc. (NON)	1,324	32,200
Alliance Data Systems Corp. (NON)	458	39,338
Amazon.com, Inc. (NON)	657	118,345
AMERCO (NON)	130	12,610
ANN, Inc. (NON)	1,750	50,943
Asahi Diamond Industrial Co., Ltd. (Japan)	3,000	57,631
Ascena Retail Group, Inc. (NON)	1,284	41,614
Bayerische Motoren Werke (BMW) AG (Germany)	1,209	100,864
Best Buy Co., Inc.	12,200	350,384
Bunzl PLC (United Kingdom)	4,607	55,105
Burberry Group PLC (United Kingdom)	9,826	185,333
Cash America International, Inc. (S)	642	29,564
Childrens Place Retail Stores, Inc. (The) (NON)	454	22,623
Christian Dior SA (France)	519	73,207
Coach, Inc.	10,455	544,078
Collective Brands, Inc. (NON)	1,300	28,054
Compass Group PLC (United Kingdom)	10,809	97,335
Cooper Tire & Rubber	527	13,570
Ctrip.com Int'l, Ltd. ADR (China) (NON) (S)	733	30,412
CyberAgent, Inc. (Japan)	12	42,321
Deckers Outdoor Corp. (NON)	976	84,082
Deluxe Corp. (S)	2,093	55,548
Dongfeng Motor Group Co., Ltd. (China)	10,000	17,020
DSW, Inc. Class A (NON) (S)	1,981	79,161
Dun & Bradstreet Corp. (The) (S)	4,700	377,128
Edenred (France) (NON)	2,132	64,472
Elders, Ltd. (Australia) (NON)	6,143	3,215
Electrolux AB Class B (Sweden) (S)	4,119	106,378
Expedia, Inc. (S)	10,900	246,994
EZCORP, Inc. Class A (NON)	2,651	83,215
Fiat Industrial SpA (Italy) (NON)	5,187	74,616
Fiat SpA (Italy)	8,954	81,250
Finish Line, Inc. (The) Class A (S)	2,233	44,325
Foot Locker, Inc.	13,900	274,108
GameStop Corp. Class A (NON) (S)	10,700	240,964
Geberit International AG (Switzerland)	179	39,068
Genesco, Inc. (NON)	1,130	45,426
Ghabbour Auto (Egypt)	1,489	6,726
Great Lakes Dredge & Dock Corp.	4,587	34,999
Green Dot Corp. Class A (NON)	217	9,311
Helen of Troy, Ltd. (Bermuda) (NON) (S)	422	12,407
Host Marriott Corp. (R)	12,500	220,125
Iconix Brand Group, Inc. (NON) (S)	1,392	29,900
Indofood Agri Resources, Ltd. (Singapore) (NON)	1,000	1,769
Industria de Diseno Textil (Inditex) SA (Spain)	1,224	98,414
Interpublic Group of Companies, Inc. (The)	27,900	350,703
JB Hi-Fi, Ltd. (Australia) (S)	833	17,380
Jos. A. Bank Clothiers, Inc. (NON)	1,221	62,124
Kenneth Cole Productions, Inc. Class A (NON)	1,080	14,008
Kia Motors Corp. (South Korea)	1,330	83,659
Kid Brands, Inc. (NON)	2,007	14,751
Kimberly-Clark Corp. (S)	9,000	587,430
Kingfisher PLC (United Kingdom)	17,355	68,563
Kirkland's, Inc. (NON)	1,095	16,907
Knology, Inc. (NON)	1,496	19,313
La-Z-Boy, Inc. (NON)	3,408	32,546
Landauer, Inc.	143	8,797
LG Corp. (South Korea)	349	26,025
Limited Brands, Inc. (S)	12,200	401,136
M6-Metropole Television (France)	1,776	46,506
Maidenform Brands, Inc. (NON)	1,506	43,026
Mediaset SpA (Italy)	34,536	219,908
Moody's Corp.	12,371	419,501
Myer Holdings, Ltd. (Australia)	5,333	17,744
News Corp. Class A	40,000	702,400
Next PLC (United Kingdom)	7,467	237,530
NGK Spark Plug Co., Ltd. (Japan)	4,000	54,694
Nintendo Co., Ltd. (Japan)	200	54,092
Nissan Motor Co., Ltd. (Japan)	17,400	154,564
Nortek, Inc. (NON)	178	7,654
Nu Skin Enterprises, Inc. Class A	835	24,006
OfficeMax, Inc. (NON) (S)	1,148	14,855
Omnicom Group, Inc.	11,000	539,660
OPAP SA (Greece)	4,662	100,032
Pandora A/S (Denmark) (NON)	2,046	104,627
PCD Stores, Ltd. (China)	124,000	33,953
Perry Ellis International, Inc. (NON) (S)	1,862	51,242
Persimmon PLC (United Kingdom)	11,113	79,451
Peugeot SA (France) (NON)	6,399	253,343
Phillips-Van Heusen Corp.	357	23,216

Porsche Automobil Holding SE (Rights) (Germany) (NON)	760	6,602
Porsche Automobil Holding SE (Preference) (Germany)	760	49,872
PPR SA (France)	505	77,557
R. R. Donnelley & Sons Co.	20,000	378,400
Randstad Holding NV (Netherlands) (NON)	414	23,104
Reed Elsevier PLC (United Kingdom)	3,164	27,450
Regis Corp. (S)	1,077	19,106
Ross Stores, Inc.	5,600	398,272
Select Comfort Corp. (NON)	2,623	31,633
Signet Jewelers, Ltd. (Bermuda) (NON)	484	22,274
Sinclair Broadcast Group, Inc. Class A	2,019	25,318
Sonic Automotive, Inc. Class A (S)	7,599	106,462
Sotheby's Holdings, Inc. Class A	485	25,511
Stage Stores, Inc.	1,892	36,364
Steven Madden, Ltd. (NON)	1,761	82,644
Suzuki Motor Corp. (Japan)	6,100	136,494
Swire Pacific, Ltd. (Hong Kong)	17,000	249,132
Tata Motors, Ltd. (India)	904	25,306
Team, Inc. (NON)	431	11,318
Tesla Motors, Inc. (NON)	334	9,252
Time Warner, Inc.	17,296	617,467
TJX Cos., Inc. (The) (S)	10,300	512,219
TNS, Inc. (NON)	1,369	21,315
Toro Co. (The)	411	27,216
JS Group Corp. (Japan)	1,000	25,999
Tractor Supply Co.	357	21,370
Trump Entertainment Resorts, Inc. (F) (NON)	34	170
TRW Automotive Holdings Corp. (NON) (S)	3,500	192,780
TUI Travel PLC (United Kingdom)	6,948	25,339
UniFirst Corp.	517	27,406
United Business Media, Ltd. PLC (Ireland)	1,695	16,298
Valeo SA (France) (NON)	2,065	120,683
ValueClick, Inc. (NON) (S)	761	11,004
VF Corp.	3,326	327,711
Visteon Corp. 144A (NON)	797	44,226
Volkswagen AG (Preference) (Germany)	142	23,079
Volvo AB Class B (Sweden) (NON)	2,497	43,996
Wal-Mart Stores, Inc.	19,697	1,025,229
Walt Disney Co. (The)	3,300	142,197
Warnaco Group, Inc. (The) (NON)	1,151	65,826
Wheelock and Co., Ltd. (Hong Kong)	12,000	45,044
Whirlpool Corp. (S)	3,700	315,832
Williams-Sonoma, Inc.	7,400	299,700
World Fuel Services Corp.	727	29,523
WPP PLC (Ireland)	7,266	89,711
Zale Corp. (NON) (S)	3,751	14,966
		15,278,289

Consumer staples (4.3%)
ACCO Brands Corp. (NON)	3,009	28,706
AFC Enterprises (NON)	6,332	95,803
Ajinomoto Co., Inc. (Japan)	5,000	52,179
Akasha Wira International Tbk PT (Indonesia) (NON)	20,000	2,710
Alibaba.com, Ltd. (China)	9,500	16,291
Anheuser-Busch InBev NV (Belgium)	2,725	155,540
Associated British Foods PLC (United Kingdom)	8,056	128,392
Avis Budget Group, Inc. (NON)	6,812	122,003
Beijing Enterprises Water Group, Ltd. (Hong Kong) (NON)	72,000	25,175
BRF - Brasil Foods SA ADR (Brazil)	343	6,548
Bunge, Ltd.	139	10,054
Career Education Corp. (NON)	2,128	48,348
CEC Entertainment, Inc. (NON)	1,497	56,482
Cermaq ASA (Norway) (NON)	2,679	47,452
Chaoda Modern Agriculture Holdings, Ltd. (China)	10,000	6,209
Chiquita Brands International, Inc. (NON)	120	1,841
Coca-Cola Co. (The)	7,200	477,720
Coca-Cola Hellenic Bottling Co. SA (Greece)	3,325	89,476
Core-Mark Holding Co., Inc. (NON)	733	24,226
Corn Products International, Inc.	143	7,410
Cosan, Ltd. Class A (Brazil)	1,370	17,673
Costco Wholesale Corp. (S)	10,100	740,532
Darling International, Inc. (NON)	1,085	16,676
DineEquity, Inc. (NON)	542	29,799
Domino's Pizza, Inc. (NON)	7,307	134,668
Dr. Pepper Snapple Group, Inc. (S)	13,100	486,796
E-Commerce China Dangdang, Inc. ADR (China) (NON) (S)	729	15,039
Energizer Holdings, Inc. (NON) (S)	3,091	219,956
Estee Lauder Cos., Inc. (The) Class A (S)	3,500	337,260
Genuine Parts Co.	7,100	380,844
Glanbia PLC (Ireland)	430	2,595
Heckmann Corp. (NON)	5,117	33,516
Heineken Holding NV (Netherlands)	1,760	84,776
Henkel AG & Co. KGaA (Germany)	1,349	83,733
Hershey Co. (The) (S)	9,600	521,760
Imperial Tobacco Group PLC (United Kingdom)	2,109	65,293
IOI Corp. Bhd (Malaysia)	3,700	7,037
Itron, Inc. (NON)	702	39,621
ITT Educational Services, Inc. (NON)	678	48,918
Japan Tobacco, Inc. (Japan)	73	264,041
Kao Corp. (Japan)	3,600	89,913
Kerry Group PLC Class A (Ireland)	5,019	187,232
Koninklijke Ahold NV (Netherlands)	18,053	242,723
Kuala Lumpur Kepong Bhd (Malaysia)	900	6,300
Lawson, Inc. (Japan)	600	28,960
Leroy Seafood Group ASA (Norway)	677	20,855
Lifetime Brands, Inc. (NON)	16	239
Lincoln Educational Services Corp.	1,901	30,207
Lorillard, Inc.	2,500	237,525

Maple Leaf Foods, Inc. (Canada)	278	3,541
Marine Harvest (Norway)	74,583	92,846
McDonald's Corp.	2,614	198,899
Mecox Lane, Ltd. ADR (China) (NON)	1,538	9,043
MEIJI Holdings Co., Ltd. (Japan)	1,400	56,367
Metro AG (Germany)	934	63,949
MGP Ingredients, Inc.	1,864	16,254
National Presto Industries, Inc.	206	23,212
Nestle SA (Switzerland)	3,806	218,678
Nippon Meat Packers, Inc. (Japan)	8,000	101,011
Nutreco Holding NV (Netherlands)	180	13,228
Olam International, Ltd. (Singapore)	2,000	4,442
On Assignment, Inc. (NON)	2,537	24,000
Papa John's International, Inc. (NON)	595	18,844
PepsiCo, Inc.	5,080	327,203
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk
(Indonesia)	13,500	3,527
Philip Morris International, Inc.	5,361	351,842
Prestige Brands Holdings, Inc. (NON)	2,616	30,084
Procter & Gamble Co. (The)	11,724	722,198
PT Astra Agro Lestari Tbk (Indonesia)	1,500	3,910
Reckitt Benckiser Group PLC (United Kingdom)	6,430	330,781
Revlon, Inc. Class A (NON)	1,458	23,138
Ruth's Hospitality Group, Inc. (NON)	1,395	7,198
Safeway, Inc. (S)	23,180	545,657
Smithfield Foods, Inc. (NON)	156	3,753
Spartan Stores, Inc.	1,225	18,118
Spectrum Brands Holdings, Inc. (NON)	766	21,264
SRA International, Inc. Class A (NON)	1,013	28,729
Suedzucker AG (Germany)	1,318	36,834
SunOpta, Inc. (Canada) (NON)	1,578	11,709
SUPERVALU, Inc. (S)	1,591	14,208
Synergy Co. (Russia) (NON) (FWC)	923	36,366
Tate & Lyle PLC (United Kingdom)	488	4,528
Tesco PLC (United Kingdom)	3,771	23,083
Toyo Suisan Kaisha, Ltd. (Japan)	1,000	21,738
Tyson Foods, Inc. Class A	274	5,258
Unilever NV (Netherlands)	9,824	308,656
Unilever PLC (United Kingdom)	598	18,254
USANA Health Sciences, Inc. (NON)	312	10,767
W.W. Grainger, Inc.	3,900	536,952
WebMD Health Corp. (NON)	297	15,866
Wolseley PLC (Switzerland) (NON)	8,654	291,835
		10,374,822

Energy (5.7%)
Alkane Resources, Ltd. (Australia) (NON)	4,337	8,564
Alpha Natural Resources, Inc. (NON)	90	5,343
Amyris, Inc. (NON)	328	9,361
Areva SA (France)	290	12,910
Athabasca Oil Sands Corp. (Canada) (NON)	1,036	18,010
Atwood Oceanics, Inc. (NON) (S)	1,276	59,245
Ballard Power Systems, Inc. (Canada) (NON)	3,717	8,661
BG Group PLC (United Kingdom)	5,181	129,102
BP PLC (United Kingdom)	29,249	213,341
Cairn Energy PLC (United Kingdom) (NON)	19,141	142,105
Cal Dive International, Inc. (NON)	2,971	20,738
Caltex Australia, Ltd. (Australia)	7,791	125,976
Cameron International Corp. (NON) (S)	12,300	702,330
Canadian Oil Sands Trust (Unit) (Canada)	680	22,933
Canadian Solar, Inc. (Canada) (NON)	398	4,485
Chevron Corp.	7,801	838,061
China Coal Energy Co. (China)	3,000	4,088
China Shenhua Energy Co., Ltd. (China)	1,500	7,067
China Sunergy Co., Ltd. ADR (China) (NON)	723	2,979
Cimarex Energy Co.	6,700	772,108
Cloud Peak Energy, Inc. (NON)	1,472	31,780
Compagnie Generale de Geophysique-Veritas (France)
(NON)	5,804	209,717
Complete Production Services, Inc. (NON)	2,006	63,811
Connacher Oil and Gas, Ltd. (Canada) (NON)	4,421	6,526
ConocoPhillips	3,648	291,329
CONSOL Energy, Inc.	155	8,313
Contango Oil & Gas Co. (NON)	578	36,553
Covanta Holding Corp.	1,102	18,822
E-Ton Solar Tech Co., Ltd. (Taiwan) (NON)	3,000	4,122
EDP Renovaveis SA (Spain) (NON)	1,275	9,176
Enel Green Power SpA (Italy) (NON)	4,781	13,293
ENI SpA (Italy)	14,164	348,568
Exxon Mobil Corp.	23,704	1,994,218
Fersa Energias Renovables SA (Spain)	2,775	5,537
First Solar, Inc. (NON)	475	76,399
FuelCell Energy, Inc. (NON)	4,188	8,962
GCL Poly Energy Holdings, Ltd. (China) (NON)	47,000	28,880
Gintech Energy Corp. (Taiwan)	2,019	6,420
Green Plains Renewable Energy, Inc. (NON)	899	10,806
GT Solar International, Inc. (NON)	2,004	21,363
Gushan Environmental Energy, Ltd. ADR (China) (NON) (S)	1,232	5,741
Halliburton Co. (S)	19,278	960,816
Hanwha SolarOne Co., Ltd. ADR (China) (NON)	624	4,736
Headwaters, Inc. (NON)	1,852	10,927
Helix Energy Solutions Group, Inc. (NON) (S)	4,060	69,832
Hidili Industry International Development, Ltd. (China)	17,000	15,013
Iberdrola Renovables SA (Spain)	2,912	12,592
Innergex Renewable Energy, Inc. (Canada)	900	8,882
Inpex Holdings, Inc. (Japan)	13	98,736
JA Solar Holdings Co., Ltd. ADR (China) (NON)	1,277	8,939
James River Coal Co. (NON) (S)	1,344	32,484

Magma Energy Corp. (Canada) (NON)	4,912	5,831
Murphy Oil Corp.	8,400	616,728
Nexen, Inc. (Canada)	6,147	153,374
Nordex AG (Germany) (NON)	582	6,380
Occidental Petroleum Corp.	1,195	124,866
Oceaneering International, Inc. (NON)	6,800	608,260
Oil States International, Inc. (NON)	566	43,095
Oilsands Quest, Inc. (Canada) (NON)	3,790	1,819
Peabody Energy Corp.	11,014	792,567
Petrofac, Ltd. (United Kingdom)	3,137	75,044
Petroleo Brasileiro SA ADR (Preference) (Brazil)	1,751	62,231
Petroleo Brasileiro SA ADR (Brazil)	600	24,258
Petroleum Development Corp. (NON)	1,952	93,716
Petroquest Energy, Inc. (NON) (S)	1,400	13,104
Ram Power Corp. (Canada) (NON)	3,427	4,670
Rosetta Resources, Inc. (NON) (S)	1,817	86,380
Royal Dutch Shell PLC Class B (United Kingdom)	10,141	368,211
Saipem SpA (Italy)	4,611	245,610
Sasol, Ltd. ADR (South Africa)	692	40,101
Schlumberger, Ltd.	2,100	195,846
SouthGobi Resources, Ltd. (Canada) (NON)	400	5,831
Stallion Oilfield Holdings, Ltd.	143	5,792
Statoil ASA (Norway)	14,871	413,095
Stone Energy Corp. (NON)	3,276	109,320
Suncor Energy, Inc. (Canada)	567	25,424
Sunoco, Inc.	11,800	537,962
Suzlon Energy, Ltd. (India) (NON)	8,827	8,828
Swift Energy Co. (NON)	1,109	47,332
Technip SA (France)	777	83,029
TETRA Technologies, Inc. (NON)	2,082	32,063
Tidewater, Inc.	984	58,892
Total SA (France)	1,291	78,749
Trina Solar, Ltd. ADR (China) (NON) (S)	453	13,644
Tullow Oil PLC (United Kingdom)	3,982	92,636
Unit Corp. (NON)	680	42,126
Vaalco Energy, Inc. (NON)	3,852	29,892
Valero Energy Corp.	27,900	831,978
W&T Offshore, Inc.	1,957	44,600
Walter Energy, Inc. (S)	3,370	456,399
Yanzhou Coal Mining Co., Ltd. (China)	2,000	7,276
		14,017,659

Financials (7.4%)
3i Group PLC (United Kingdom)	10,878	52,238
ACE, Ltd.	1,017	65,800
AerCap Holdings NV (Netherlands) (NON)	1,466	18,428
Affiliated Managers Group (NON)	6,400	699,968
Aflac, Inc.	5,500	290,290
Ageas (Belgium)	16,666	47,451
Agree Realty Corp. (R)	1,181	26,513
AIA Group, Ltd. (Hong Kong) (NON)	5,400	16,626
Allianz SE (Germany)	630	88,595
Allied World Assurance Company Holdings, Ltd.	6,668	418,017
American Capital Agency Corp. (R)	909	26,488
American Equity Investment Life Holding Co.	3,752	49,226
American Express Co.	15,500	700,600
American Financial Group, Inc.	944	33,059
American Safety Insurance Holdings, Ltd. (NON)	1,913	40,996
Annaly Capital Management, Inc. (R)	24,500	427,525
Anworth Mortgage Asset Corp. (R)	3,111	22,057
Arch Capital Group, Ltd. (NON)	968	96,016
Ashford Hospitality Trust, Inc. (NON)(R)	2,992	32,972
Aspen Insurance Holdings, Ltd. (S)	1,216	33,513
Assicurazioni Generali SpA (Italy)	10,383	225,294
Assurant, Inc.	8,500	327,335
Assured Guaranty, Ltd. (Bermuda)	8,064	120,154
Australia & New Zealand Banking Group, Ltd. (Australia)	14,038	346,445
AXA SA (France)	6,789	142,152
Banca Intesa SpA RSP (Italy)	26,743	70,826
Banca Monte dei Paschi di Siena SpA (Italy) (NON) (S)	52,067	65,102
Banco Bradesco SA ADR (Brazil) (S)	5,329	110,577
Banco Latinoamericano de Exportaciones SA Class E
(Panama)	2,647	46,217
Banco Popolare SC (Italy)	19,709	58,886
Banco Santander Central Hispano SA (Spain)	2,728	31,735
Bank of America Corp.	31,604	421,281
Bank of Baroda (India)	1,598	34,574
Bank of Marin Bancorp.	496	18,511
Bank of the Ozarks, Inc.	1,323	57,828
Barclays PLC (United Kingdom)	84,855	378,378
Berkshire Hathaway, Inc. Class B (NON)	5,500	459,965
BNP Paribas SA (France)	5,022	368,056
Broadridge Financial Solutions, Inc.	16,200	367,578
Cardtronics, Inc. (NON) (S)	1,909	38,848
CBL & Associates Properties, Inc. (R)	2,992	52,121
CFS Retail Property Trust (Australia) (R)	14,356	27,379
Cheung Kong Holdings, Ltd. (Hong Kong)	4,000	65,201
China Construction Bank Corp. (China)	122,000	114,331
Sumitomo Mitsui Trust Holdings, Inc. (Japan)	34,000	120,727
Citigroup, Inc. (NON)	43,794	193,569
CNO Financial Group, Inc. (NON)	5,173	38,849
CommonWealth REIT (R)	5,507	143,017
Community Bank System, Inc.	1,091	26,479
Credit Suisse Group (Switzerland)	3,893	165,814
Criteria Caixacorp SA (Spain)	9,800	69,262
Danske Bank A/S (Denmark) (NON)	10,156	225,343
Delek Group, Ltd. (Israel)	236	63,938
Dexus Property Group (Australia)	22,059	19,435

Dollar Financial Corp. (NON) (S)	2,654	55,071
E*Trade Financial Corp. (NON)	2,641	41,279
Endurance Specialty Holdings, Ltd. (Bermuda) (S)	6,600	322,212
Evercore Partners, Inc. Class A	612	20,985
Fifth Third Bancorp	16,300	226,244
Financial Institutions, Inc.	1,539	26,933
First Financial Bancorp	1,749	29,191
First Industrial Realty Trust (NON)(R)	2,088	24,826
Flagstone Reinsurance Holdings SA (Luxembourg)	2,802	25,246
Flushing Financial Corp.	2,691	40,096
Glimcher Realty Trust (R)	4,359	40,321
Goldman Sachs Group, Inc. (The)	1,053	166,869
Hang Lung Group, Ltd. (Hong Kong)	5,000	30,949
Hang Seng Bank, Ltd. (Hong Kong)	2,500	40,365
Hartford Financial Services Group, Inc. (The)	9,300	250,449
Henderson Land Development Co., Ltd. (Hong Kong)	4,000	27,716
Home Bancshares, Inc.	1,144	26,026
HSBC Holdings PLC (London Exchange) (United Kingdom)	21,641	222,866
Hudson City Bancorp, Inc.	53,500	517,880
Huntington Bancshares, Inc.	26,400	175,296
IMMOFINANZ AG (Austria) (NON)	25,397	114,903
Industrial and Commercial Bank of China, Ltd. (China)	35,000	29,065
ING Groep NV (Netherlands) (NON)	6,497	82,398
International Bancshares Corp.	1,930	35,396
Intesa Sanpaolo SpA (Italy)	91,320	270,770
Invesco Mortgage Capital, Inc. (R)	1,134	24,778
JPMorgan Chase & Co.	21,943	1,011,572
Julius Baer Group, Ltd. (Switzerland)	727	31,624
Kinnevik Investment AB Class B (Sweden)	5,570	130,059
KKR & Co. LP	3,064	50,280
Lexington Realty Trust (R)	4,417	41,299
Liberty Property Trust (R)	4,720	155,288
Lloyds Banking Group PLC (United Kingdom) (NON)	319,796	298,457
LTC Properties, Inc. (R)	1,660	47,044
Maiden Holdings, Ltd. (Bermuda)	2,545	19,062
Mediobanca SpA (Italy)	12,347	126,591
Merchants Bancshares, Inc.	712	18,854
Metro Bancorp, Inc. (NON)	1,250	15,438
Mission West Properties (R)	2,197	14,434
Mitsubishi Estate Co., Ltd. (Japan)	2,000	33,871
Mitsubishi UFJ Financial Group, Inc. (Japan)	4,700	21,724
Nasdaq OMX Group, Inc. (The) (NON)	21,400	552,976
National Australia Bank, Ltd. (Australia)	2,531	67,814
National Bank of Canada (Canada)	1,108	90,120
National Health Investors, Inc. (R)	1,746	83,668
Nelnet, Inc. Class A	2,014	43,966
Newcastle Investment Corp. (NON)(R)	2,882	17,407
Omega Healthcare Investors, Inc. (R)	1,250	27,925
ORIX Corp. (Japan)	1,260	118,144
Orrstown Financial Services, Inc.	635	17,780
Park National Corp.	224	14,968
Ping An Insurance (Group) Co. of China, Ltd. (China)	3,000	30,409
Platinum Underwriters Holdings, Ltd. (Bermuda)	374	14,246
PNC Financial Services Group, Inc.	9,800	617,302
Popular, Inc. (Puerto Rico) (NON)	5,804	16,890
Protective Life Corp.	1,189	31,568
Prudential PLC (United Kingdom)	11,305	128,319
PS Business Parks, Inc. (R)	820	47,511
RenaissanceRe Holdings, Ltd.	1,981	136,669
Republic Bancorp, Inc. Class A	545	10,617
Resolution, Ltd. (Guernsey)	1,431	6,803
Rossi Residencial SA (Brazil)	5,500	45,892
Saul Centers, Inc. (R)	601	26,775
Sberbank OJSC (Russia) (NON)	26,394	99,189
SCOR (France)	944	25,758
Shinhan Financial Group Co., Ltd. (South Korea)	1,410	64,076
SLM Corp. (NON)	39,700	607,410
Societe Generale (France)	482	31,383
Soho China, Ltd. (China)	34,500	29,582
Southside Bancshares, Inc.	1,327	28,398
St. Joe Co. (The) (NON) (S)	1,274	31,939
Standard Chartered PLC (United Kingdom)	1,241	32,240
Starwood Property Trust, Inc. (R)	882	19,669
Suffolk Bancorp	676	14,182
Sumitomo Mitsui Financial Group, Inc. (Japan)	2,100	65,366
Swiss Life Holding AG (Switzerland) (NON)	1,153	191,003
Symetra Financial Corp.	2,519	34,258
Tokio Marine Holdings, Inc. (Japan)	7,700	206,124
U.S. Bancorp	13,400	354,162
UniCredito Italiano SpA (Italy)	71,720	177,619
Universal Health Realty Income Trust (R)	388	15,726
Universal Insurance Holdings, Inc.	3,448	18,688
Uranium Participation Corp. (Canada) (NON)	637	4,314
Urstadt Biddle Properties, Inc. Class A (R)	1,238	23,547
Virginia Commerce Bancorp, Inc. (NON) (S)	3,704	21,261
Warsaw Stock Exchange (Poland) (NON)	1,062	18,255
Wells Fargo & Co.	14,385	456,005
Westpac Banking Corp. (Australia)	6,959	175,492
World Acceptance Corp. (NON)	464	30,253
		18,008,980

Health care (5.2%)
Abbott Laboratories	3,600	176,580
Aetna, Inc.	11,922	446,240
Akorn, Inc. (NON)	3,653	21,078
Allergan, Inc.	7,600	539,752
Alliance HealthCare Services, Inc. (NON)	2,891	12,778
AMAG Pharmaceuticals, Inc. (NON)	913	15,247

Amedisys, Inc. (NON)	812	28,420
American Medical Systems Holdings, Inc. (NON)	1,337	28,933
AmerisourceBergen Corp. (S)	9,400	371,864
AMN Healthcare Services, Inc. (NON)	2,951	25,556
AmSurg Corp. (NON)	602	15,315
Amylin Pharmaceuticals, Inc. (NON)	896	10,188
Astellas Pharma, Inc. (Japan)	2,900	107,511
AstraZeneca PLC (United Kingdom)	7,253	333,616
Auxilium Pharmaceuticals, Inc. (NON)	979	21,019
BioMarin Pharmaceuticals, Inc. (NON) (S)	838	21,059
BioMerieux (France)	249	26,169
Biotest AG (Preference) (Germany)	473	30,978
Bruker Corp. (NON)	1,183	24,666
Cardinal Health, Inc.	10,200	419,526
Cephalon, Inc. (NON)	150	11,367
Coloplast A/S Class B (Denmark)	401	58,196
Complete Genomics, Inc. (NON) (S)	2,741	24,751
Continucare Corp. (NON)	4,071	21,780
Cooper Companies, Inc. (The)	879	61,047
Covidien PLC (Ireland) (S)	739	38,384
Cubist Pharmaceuticals, Inc. (NON)	906	22,867
Dendreon Corp. (NON) (S)	1,673	62,620
Endo Pharmaceuticals Holdings, Inc. (NON)	2,317	88,417
Enzon Pharmaceuticals, Inc. (NON)	2,590	28,231
Forest Laboratories, Inc. (NON)	15,325	494,998
Miraca Holdings, Inc. (Japan)	700	26,836
Gentiva Health Services, Inc. (NON) (S)	1,267	35,514
Gilead Sciences, Inc. (NON)	16,300	691,772
GlaxoSmithKline PLC (United Kingdom)	15,590	297,933
Grifols SA (Spain)	936	16,349
Health Management Associates, Inc. Class A (NON)	3,565	38,859
Health Net, Inc. (NON)	5,800	189,660
HealthSouth Corp. (NON) (S)	1,881	46,987
HealthSpring, Inc. (NON)	1,655	61,847
Healthways, Inc. (NON)	1,465	22,517
Hi-Tech Pharmacal Co., Inc. (NON)	1,354	27,256
Human Genome Sciences, Inc. (NON) (S)	1,437	39,446
Humana, Inc. (NON)	5,500	384,670
Illumina, Inc. (NON)	1,934	135,515
Impax Laboratories, Inc. (NON)	3,502	89,126
Ironwood Pharmaceuticals, Inc. (NON)	1,148	16,072
Johnson & Johnson	10,910	646,418
Kensey Nash Corp. (NON) (S)	1,141	28,422
Kindred Healthcare, Inc. (NON) (S)	576	13,755
Kinetic Concepts, Inc. (NON)	1,574	85,657
Laboratory Corp. of America Holdings (NON)	3,400	313,242
LHC Group, Inc. (NON) (S)	575	17,250
Life Technologies Corp. (NON)	2,543	133,304
Lincare Holdings, Inc. (S)	1,925	57,096
Magellan Health Services, Inc. (NON)	1,518	74,503
Medco Health Solutions, Inc. (NON)	9,100	511,056
Medicis Pharmaceutical Corp. Class A	2,231	71,481
Merck & Co., Inc.	10,018	330,694
Mitsubishi Tanabe Pharma (Japan)	7,500	121,870
Momenta Pharmaceuticals, Inc. (NON) (S)	714	11,317
Nippon Shinyaku Co., Ltd. (Japan)	4,000	51,372
Novartis AG (Switzerland)	5,807	315,714
Obagi Medical Products, Inc. (NON)	3,239	40,941
OraSure Technologies, Inc. (NON)	4,114	32,336
Orion Oyj Class B (Finland) (S)	2,238	54,409
Orthovita, Inc. (NON)	4,260	9,074
Pacific Biosciences of California, Inc. (NON) (S)	2,686	37,738
Pall Corp.	920	53,001
Par Pharmaceutical Cos., Inc. (NON)	3,266	101,507
Perrigo Co.	6,200	493,024
Pfizer, Inc.	29,123	591,488
PharMerica Corp. (NON)	875	10,010
Providence Service Corp. (The) (NON)	1,166	17,467
Questcor Pharmaceuticals, Inc. (NON)	2,742	39,512
Roche Holding AG (Switzerland)	1,368	195,866
Salix Pharmaceuticals, Ltd. (NON)	662	23,190
Sanofi-Aventis (France)	6,796	477,466
Sciclone Pharmaceuticals, Inc. (NON)	3,450	13,938
Select Medical Holdings Corp. (NON)	3,930	31,676
Sequenom, Inc. (NON)	3,435	21,744
Sirona Dental Systems, Inc. (NON)	501	25,130
STAAR Surgical Co. (NON)	3,799	21,160
Steris Corp.	1,383	47,769
Suzuken Co., Ltd. (Japan)	1,900	50,176
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	3,625	181,866
United Therapeutics Corp. (NON) (S)	418	28,014
UnitedHealth Group, Inc.	16,021	724,149
Vanda Pharmaceuticals, Inc. (NON) (S)	1,898	13,836
Viropharma, Inc. (NON)	2,426	48,277
Warner Chilcott PLC Class A (Ireland)	3,624	84,367
Waters Corp. (NON)	6,400	556,160
Watson Pharmaceuticals, Inc. (NON)	1,203	67,380
WellCare Health Plans, Inc. (NON)	892	37,419
West Pharmaceutical Services, Inc.	455	20,370
WuXi PharmaTech (Cayman), Inc. ADR (China) (NON)	1,381	21,350
Young Innovations, Inc.	768	24,115
		12,688,588

Miscellaneous (--%)
Silex Systems, Ltd. (Australia) (NON)	574	2,826
		2,826

Technology (8.1%)
A123 Systems, Inc. (NON)	1,277	8,109
Accenture PLC Class A	15,100	830,047
Acme Packet, Inc. (NON)	101	7,167
Actuate Corp. (NON)	2,427	12,620
Adobe Systems, Inc. (NON) (S)	2,079	68,940
Advanced Battery Technologies, Inc. (NON) (S)	1,893	3,672
Akamai Technologies, Inc. (NON)	2,188	83,144
Altek Corp. (Taiwan)	14,282	19,573
Amdocs, Ltd. (United Kingdom) (NON)	6,918	199,584
Amkor Technologies, Inc. (NON)	2,262	15,246
Analog Devices, Inc.	6,700	263,846
Anixter International, Inc.	1,258	87,922
Apple, Inc. (NON)	4,672	1,627,958
Applied Materials, Inc.	49,100	766,942
ASML Holding NV (Netherlands)	516	22,788
Asustek Computer, Inc. (Taiwan)	6,000	51,927
Autonomy Corp. PLC (United Kingdom) (NON)	559	14,271
Badger Meter, Inc.	600	24,726
Baidu, Inc. ADR (China) (NON)	394	54,297
Bitauto Holdings, Ltd. ADR (China) (NON)	1,244	14,916
Black Box Corp.	1,070	37,611
Blue Coat Systems, Inc. (NON) (S)	2,159	60,797
Brocade Communications Systems, Inc. (NON)	5,345	32,872
BYD Co., Ltd. (China)	4,500	17,239
CA, Inc.	10,300	249,054
CACI International, Inc. Class A (NON)	606	37,160
Cavium Networks, Inc. (NON)	1,217	54,680
Ceragon Networks, Ltd. (Israel) (NON)	2,097	25,332
Check Point Software Technologies, Ltd. (Israel) (NON)	1,523	77,749
China BAK Battery, Inc. (China) (NON)	2,393	4,331
China Water Industry Group, Ltd. (Hong Kong) (NON)	296,000	5,137
ChinaCache International Holdings, Ltd. ADR (China)
(NON)	548	9,990
Cirrus Logic, Inc. (NON)	1,669	35,099
Cisco Systems, Inc. (NON)	27,901	478,502
Citrix Systems, Inc. (NON)	1,429	104,974
Coherent, Inc. (NON)	445	25,859
Computershare, Ltd. (Australia)	2,166	20,789
Concur Technologies, Inc. (NON) (S)	1,454	80,624
Convergys Corp. (NON)	2,794	40,122
CSG Systems International, Inc. (NON)	3,351	66,819
DDi Corp.	1,484	15,686
Dell, Inc. (NON) (S)	28,527	413,927
Elpida Memory, Inc. (Japan) (NON)	1,100	14,180
Elster Group SE ADR (Germany) (NON)	1,141	18,541
EMC Corp. (NON) (S)	4,213	111,855
Ener1, Inc. (NON)	2,257	6,681
EnerSys (NON) (S)	2,173	86,377
Entegris, Inc. (NON)	5,404	47,393
Entropic Communications, Inc. (NON)	1,901	16,063
F-Secure OYJ (Finland)	3,804	12,586
F5 Networks, Inc. (NON)	956	98,057
Fair Isaac Corp. (S)	1,044	33,001
Fairchild Semiconductor Intl., Inc. (NON)	5,521	100,482
FEI Co. (NON)	5,044	170,084
Fortinet, Inc. (NON)	1,946	85,624
Fujitsu, Ltd. (Japan)	40,000	226,288
Global Payments, Inc. (S)	1,580	77,294
Google, Inc. Class A (NON)	1,199	702,866
Greatbatch, Inc. (NON)	555	14,685
GS Yuasa Corp. (Japan)	1,000	6,656
Harris Corp. (S)	11,646	577,642
Hewlett-Packard Co.	25,359	1,038,958
Hitachi, Ltd. (Japan)	52,000	271,016
Hon Hai Precision Industry Co., Ltd. (Taiwan)	11,000	38,529
IBM Corp. (S)	5,572	908,626
Informatica Corp. (NON)	1,261	65,862
Infospace, Inc. (NON)	1,425	12,341
Integrated Silicon Solutions, Inc. (NON)	931	8,630
Intel Corp.	19,353	390,350
Intuit, Inc. (NON)	1,993	105,828
Ixia (NON)	2,304	36,588
KEMET Corp. (NON)	2,140	31,736
KEYW Holding Corp. (The) (NON)	956	11,740
Kingdee International Software Group Co., Ltd. (China)	16,000	10,037
Kyocera Corp. (Japan)	600	60,881
L-3 Communications Holdings, Inc. (S)	6,200	485,522
Lawson Software, Inc. (NON)	2,097	25,374
LDK Solar Co., Ltd. ADR (China) (NON)	966	11,824
Lexmark International, Inc. Class A (NON)	663	24,558
LG Electronics, Inc. (South Korea)	158	15,124
LivePerson, Inc. (NON)	1,567	19,807
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON)	967	30,383
LTX-Credence Corp. (NON)	4,676	42,692
Magma Design Automation, Inc. (NON)	5,792	39,501
Mantech International Corp. Class A (NON)	512	21,709
MEMC Electronic Materials, Inc. (NON)	969	12,558
Microsoft Corp.	43,090	1,092,762
MicroStrategy, Inc. (NON)	604	81,226
Monotype Imaging Holdings, Inc. (NON)	1,531	22,200
Motech Industries, Inc. (Taiwan)	2,029	8,797
NCI, Inc. (NON)	308	7,506
NetApp, Inc. (NON)	1,430	68,897
NetSuite, Inc. (NON)	1,955	56,851
Nokia OYJ (Finland)	3,449	29,558
Nova Measuring Instruments, Ltd. (Israel) (NON)	3,437	33,683

NVE Corp. (NON) (S)	385	21,691
ON Semiconductor Corp. (NON)	61,200	604,044
Open Text Corp. (Canada) (NON)	690	43,001
Oplink Communications, Inc. (NON)	1,132	22,063
Oracle Corp.	11,182	373,143
Pacific Online, Ltd. (China)	10,000	5,348
Plantronics, Inc.	619	22,668
Polycom, Inc. (NON)	2,104	109,092
Powerwave Technologies, Inc. (NON) (S)	6,545	29,518
Progress Software Corp. (NON)	913	26,559
QLogic Corp. (NON)	23,082	428,171
Qualcomm, Inc.	3,139	172,111
Quest Software, Inc. (NON)	3,238	82,213
Renesola, Ltd. ADR (China) (NON) (S)	900	9,495
RF Micro Devices, Inc. (NON)	1,817	11,647
Riverbed Technolgy, Inc. (NON)	357	13,441
Rohm Co., Ltd. (Japan)	600	37,626
Rubicon Technology, Inc. (NON)	836	23,140
Saft Groupe SA (France)	172	7,323
SAIC, Inc. (NON)	1,581	26,751
Salesforce.com, Inc. (NON) (S)	848	113,276
Samsung Electronics Co., Ltd. (South Korea)	67	56,925
SanDisk Corp. (NON)	10,900	502,381
SAP AG (Germany)	700	42,942
SAVVIS, Inc. (NON)	302	11,201
Seagate Technology (NON)	29,500	424,800
Simplo Technology Co., Ltd. (Taiwan)	2,200	13,766
Sina Corp. (China) (NON)	350	37,464
SMART Modular Technologies (WWH), Inc. (NON)	3,814	29,635
Sohu.com, Inc. (China) (NON)	283	25,289
Solarworld AG (Germany)	350	5,716
SouFun Holdings, Ltd. ADR (China) (NON)	488	9,130
Sourcefire, Inc. (NON)	2,209	60,770
STEC, Inc. (NON)	1,008	20,251
Sumco Corp. (Japan) (NON)	1,300	26,241
Symantec Corp. (NON)	3,763	69,766
Synchronoss Technologies, Inc. (NON) (S)	1,850	64,288
Tech Data Corp. (NON)	1,870	95,108
TeleCommunication Systems, Inc. Class A (NON)	5,273	21,725
Tencent Holdings, Ltd. (China)	1,900	46,285
Teradata Corp. (NON)	15,300	775,710
Teradyne, Inc. (NON)	14,500	258,245
TIBCO Software, Inc. (NON) (S)	5,418	147,641
Trend Micro, Inc. (Japan)	1,700	45,324
TTM Technologies, Inc. (NON)	5,402	98,100
Ultralife Batteries, Inc. (NON)	656	3,319
Ultratech, Inc. (NON)	1,242	36,515
Unisys Corp. (NON)	2,606	81,359
Valence Technology, Inc. (NON) (S)	5,600	8,736
Veeco Instruments, Inc. (NON)	515	26,183
VeriFone Systems, Inc. (NON) (S)	1,169	64,237
VeriSign, Inc. (S)	1,505	54,496
VMware, Inc. Class A (NON)	6,882	561,158
Watts Water Technologies, Inc. Class A	919	35,097
Websense, Inc. (NON)	1,280	29,402
Western Digital Corp. (NON)	6,300	234,927
Yokogawa Electric Corp. (Japan)	3,500	26,709
Youku.com, Inc. ADR (China) (NON) (S)	627	29,789
Zix Corp. (NON)	3,008	11,069
		19,874,077

Transportation (0.6%)
Alaska Air Group, Inc. (NON)	939	59,551
CAI International, Inc. (NON)	4,370	113,008
Central Japan Railway Co. (Japan)	36	285,556
ComfortDelgro Corp., Ltd. (Singapore)	35,000	43,308
Deutsche Lufthansa AG (Germany) (NON)	2,124	45,107
Deutsche Post AG (Germany)	2,078	37,535
Genesee & Wyoming, Inc. Class A (NON)	766	44,581
HUB Group, Inc. Class A (NON)	615	22,257
Qantas Airways, Ltd. (Australia) (NON)	82,862	187,232
Quality Distribution, Inc. (NON)	1,298	15,381
Seaspan Corp. (Hong Kong)	1,345	26,160
Swift Transporation Co. (NON)	1,005	14,774
TAL International Group, Inc.	1,474	53,462
TNT NV (Netherlands)	699	17,966
Turk Hava Yollari (Turkey) (NON)	8,902	24,798
United Continental Holdings, Inc. (NON)	16,781	385,795
US Airways Group, Inc. (NON)	1,861	16,209
Wabtec Corp.	1,440	97,675
		1,490,355

Utilities and power (1.7%)
Alliant Energy Corp.	3,581	139,408
Ameren Corp.	3,400	95,438
Ameresco, Inc. Class A (NON)	727	10,280
Atco, Ltd. Class I (Canada)	814	49,326
BKW FMB Energie AG (Switzerland)	177	12,546
Centrica PLC (United Kingdom)	16,503	86,249
China Longyuan Power Group Corp. (China) (NON)	23,000	24,718
China Power New Energy Development Co., Ltd. (China)
(NON)	218,000	18,496
China Water Affairs Group, Ltd. (Hong Kong)	30,000	11,415
China WindPower Group, Ltd. (China) (NON)	450,000	48,014
Chubu Electric Power, Inc. (Japan)	1,500	33,402
Cia de Saneamento Basico do Estado de Sao Paulo ADR
(Brazil) (S)	654	38,416

CMS Energy Corp.	6,800	133,552
DPL, Inc.	7,605	208,453
EDF (France)	344	14,274
EDF Energies Nouvelles SA (France)	148	7,818
Enel SpA (Italy)	52,627	332,412
Energias de Portugal (EDP) SA (Portugal)	61,674	240,670
Energy Development Corp. (Philippines)	108,800	15,067
EnerNOC, Inc. (NON)	329	6,287
Entergy Corp.	3,493	234,765
Exelon Corp.	13,812	569,607
FirstEnergy Corp.	12,232	453,685
Fortum OYJ (Finland)	2,839	96,595
GDF Suez (France)	845	34,498
Guangdong Investment, Ltd. (China)	116,000	58,604
Hokkaido Electric Power Co., Inc. (Japan)	500	9,708
Hokuriku Electric Power Co. (Japan)	300	6,803
Huaneng Power International, Inc. (China)	10,000	5,849
Infigen Energy (Australia)	13,382	5,132
International Power PLC (United Kingdom)	3,088	15,280
Kansai Electric Power, Inc. (Japan)	700	15,259
Kyushu Electric Power Co., Inc. (Japan)	600	11,736
Manila Water Co., Inc. (Philippines)	18,100	7,574
NextEra Energy, Inc.	631	34,781
NRG Energy, Inc. (NON)	7,300	157,242
Ormat Technologies, Inc.	256	6,484
Public Power Corp. SA (Greece)	2,430	42,306
Red Electrica Corp. SA (Spain)	5,250	298,956
Severn Trent PLC (United Kingdom)	1,390	32,627
Shikoku Electric Power Co., Inc. (Japan)	400	10,896
TECO Energy, Inc. (S)	21,500	403,340
Toho Gas Co., Ltd. (Japan)	8,000	41,310
Tokyo Gas Co., Ltd. (Japan)	8,000	36,591
Westar Energy, Inc.	5,002	132,153
		4,248,022

Total common stocks (cost $98,576,967)		$122,030,831

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (19.2%)(a)
	Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (4.5%)
Government National Mortgage Association Pass-Through
Certificates
6 1/2s, with due dates from May 20, 2037 to
November 20, 2039	$2,496,057	$2,790,867
4 1/2s, TBA, April 1, 2041	8,000,000	8,254,375
		11,045,242

U.S. Government Agency Mortgage Obligations (14.7%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
4s, TBA, April 1, 2041	3,000,000	2,945,859
3 1/2s, with due dates from December 1, 2040 to
February 1, 2041 (FWC)	2,998,292	2,821,321
3 1/2s, TBA, April 1, 2041	3,000,000	2,819,297
Federal National Mortgage Association Pass-Through
Certificates
5 1/2s, TBA, May 1, 2041	9,000,000	9,595,800
5 1/2s, TBA, April 1, 2041	9,000,000	9,625,781
4s, TBA, April 1, 2041	2,000,000	1,967,500
4s, TBA, April 1, 2026	6,000,000	6,165,937
		35,941,495

Total U.S. government and agency mortgage obligations (cost $46,842,418)		$46,986,737

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Notes 4 1/4s, November 15, 2013 (SEGSF)	$20,000	$21,663

Total U.S. treasury obligations (cost $20,038)		$21,663

CORPORATE BONDS AND NOTES (16.2%)(a)
	Principal amount	Value

Basic materials (1.2%)
Airgas, Inc. sr. unsec. unsub. notes 2.85s, 2013	$30,000	$30,338
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	110,000	139,417
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017	50,000	53,500
Atkore International, Inc. 144A sr. notes 9 7/8s, 2018	45,000	48,038
BHP Billiton Finance USA, Ltd. company guaranty sr.
unsec. unsub. notes 6 1/2s, 2019 (Canada)	70,000	82,652
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)	20,000	20,600
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018	10,000	10,575
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019	60,000	65,400
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	75,000	94,803
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	30,000	33,251
E.I. du Pont de Nemours & Co. sr. notes 3 5/8s, 2021	95,000	90,212
E.I. du Pont de Nemours & Co. sr. unsec. notes FRN
0.728s, 2014	30,000	30,062

Exopack Holding Corp. company guaranty sr. unsec.
notes 11 1/4s, 2014		30,000	30,863
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		70,000	74,200
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		35,000	36,104
FMG Resources August 2006 Pty, Ltd. 144A sr. notes
6 7/8s, 2018 (Australia)		55,000	57,200
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017		327,000	359,700
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011		30,000	30,188
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		25,000	26,750
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		15,000	15,863
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		20,000	20,738
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020		45,000	49,050
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		20,000	21,800
International Paper Co. bonds 7.95s, 2018		80,000	96,246
JMC Steel Group 144A sr. notes 8 1/4s, 2018		15,000	15,338
KRATON Polymers, LLC/KRATON Polymers Capital Corp.
144A sr. notes 6 3/4s, 2019		15,000	15,225
Lubrizol Corp. (The) sr. unsec. notes 8 7/8s, 2019		50,000	64,262
Lyondell Chemical Co. sr. notes 11s, 2018		105,000	117,863
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		116,000	127,890
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		20,000	22,200
Momentive Performance Materials, Inc. 144A notes 9s,
2021		70,000	72,363
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016		20,000	21,600
Nalco Co. 144A sr. notes 6 5/8s, 2019		20,000	20,575
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		65,000	65,081
Nexeo Solutions, LLC/Nexeo Solutions Finance Corp.
144A sr. sub. notes 8 3/8s, 2018		30,000	30,600
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		45,000	45,900
Novelis, Inc. 144A company guaranty sr. notes 8 3/4s,
2020		75,000	82,500
Old All, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) (F)(NON)		55,000	--
Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		25,000	25,313
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 9s, 2019 (Australia)		22,000	28,911
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 8.95s, 2014 (Australia)		25,000	30,076
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. unsub. notes 3 1/2s, 2020 (Australia)		25,000	23,305
Smurfit Capital Funding PLC company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)		5,000	4,775
Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015
(Ireland)	EUR	5,000	7,288
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$40,000	40,900
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		50,000	55,000
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		40,000	43,300
Steel Dynamics, Inc. company guaranty sr. unsec.
unsub. notes 7 3/8s, 2012		5,000	5,325
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		45,000	47,588
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		20,000	25,540
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)		45,000	54,113
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		40,000	42,300
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		40,000	41,800
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		15,000	15,675
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		10,000	10,700
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		30,000	31,800
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.054s, 2014		10,000	9,850
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 8 3/4s, 2019		20,000	20,800
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)		35,000	38,765
			2,822,071

Capital goods (0.7%)
Acquisition Co., Lanza Parent 144A sr. notes 10s, 2017		55,000	60,638
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		10,000	10,450
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017		100,000	109,000
Allison Transmission 144A company guaranty 11s, 2015		50,000	54,250
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015 (PIK)		51,500	55,942
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		70,000	75,075
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		10,000	10,338
Berry Plastics Corp. company guaranty sr. notes

9 1/2s, 2018		25,000	24,875
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		25,000	24,750
Berry Plastics Holding Corp. company guaranty notes
FRN 4.185s, 2014		25,000	23,531
Boeing Capital Corp. sr. unsec. unsub. notes 4.7s, 2019		125,000	131,736
Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		35,000	36,663
Crown Americas, LLC/Crown Americas Capital Corp. III
144A sr. notes 6 1/4s, 2021		20,000	20,350
Exide Technologies 144A sr. notes 8 5/8s, 2018		25,000	26,688
Griffon Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2018		15,000	15,263
John Deere Capital Corp. notes Ser. MTN, 5 1/4s, 2012		65,000	69,044
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		50,000	55,125
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		164,000	194,413
Owens-Brockway Glass Container, Inc. company guaranty
6 3/4s, 2014	EUR	50,000	72,473
Pitney Bowes, Inc. sr. unsec. unsub. notes Ser. MTN,
5 1/4s, 2037		$50,000	50,876
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		30,000	31,500
Pregis Corp. company guaranty sr. sub. notes 12 3/8s,
2013		25,000	24,656
Raytheon Co. sr. unsec. notes 4 7/8s, 2040		45,000	40,794
Ryerson Holding Corp. sr. disc. notes zero %, 2015		40,000	21,600
Ryerson, Inc. company guaranty sr. notes 12s, 2015		89,000	96,565
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		20,000	21,400
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018		20,000	21,350
Tenneco, Inc. company guaranty sr. unsub. notes
6 7/8s, 2020		35,000	36,225
Terex Corp. sr. unsec. sub. notes 8s, 2017		15,000	15,806
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		60,000	63,375
Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017		50,000	54,000
TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		50,000	53,688
United Technologies Corp. sr. unsec. notes 5 3/8s, 2017		107,000	119,922
			1,722,361

Communication services (1.9%)
Adelphia Communications Corp. escrow bonds zero %, 2011		55,000	963
American Tower Corp. sr. unsec. notes 7s, 2017		70,000	78,704
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018		90,000	98,244
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038		30,000	30,235
AT&T, Inc. 144A sr. unsec. unsub. notes 5.35s, 2040		34,000	30,455
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030		132,000	159,404
Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018		20,000	21,200
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		80,000	89,000
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		15,000	16,350
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		25,000	27,000
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		97,895	117,229
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		20,000	21,250
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019		35,000	35,788
CenturyLink, Inc. sr. unsec. unsub. notes Ser. L,
7 7/8s, 2012		105,000	112,567
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		95,000	99,038
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		20,000	20,250
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		50,000	47,250
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		115,000	124,200
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037		156,000	169,835
Cox Communications, Inc. 144A notes 5 7/8s, 2016		82,000	90,864
CPI International Acquisition, Inc. 144A sr. notes 8s,
2018		15,000	15,094
Cricket Communications, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2020		70,000	70,525
Cricket Communications, Inc. company guaranty sr.
unsec. unsub. notes 10s, 2015		110,000	120,725
Crown Castle International Corp. sr. unsec. notes
7 1/8s, 2019		15,000	15,713
Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020		15,000	15,010
CSC Holdings LLC sr. notes 6 3/4s, 2012		1,000	1,038
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		10,000	11,213
Deutsche Telekom International Finance BV company
guaranty 8 3/4s, 2030 (Germany)		143,000	187,487
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 7 5/8s, 2016		25,000	27,563
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 5s, 2021		80,000	80,282
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019		40,000	43,247
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020		70,000	75,863
Frontier Communications Corp. sr. unsec. notes 8 1/4s,

2017	30,000	32,400
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)	10,000	10,300
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)	55,000	58,713
Intelsat Jackson Holdings SA 144A company guaranty sr.
notes 7 1/2s, 2021 (Bermuda) (FWC)	50,000	50,125
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)	55,000	55,000
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)	71,562	78,539
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)	205,000	223,963
Level 3 Financing, Inc. company guaranty sr. unsec.
unsub. notes 9 1/4s, 2014 (FWC)	90,000	92,025
Level 3 Financing, Inc. 144A company guaranty sr.
unsec. unsub. notes 9 3/8s, 2019	30,000	29,025
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019	25,000	26,750
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018	90,000	96,300
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020	15,000	14,981
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016	90,000	102,600
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 7 5/8s, 2021	15,000	15,338
PAETEC Escrow Corp. 144A sr. unsec. notes 9 7/8s, 2018	40,000	42,200
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017	45,000	48,488
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015	15,000	15,713
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014	15,000	15,244
Qwest Corp. sr. unsec. unsub. notes 8 7/8s, 2012	125,000	133,750
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025	25,000	26,625
Rogers Communications, Inc. sec. notes 6 3/8s, 2014
(Canada)	93,000	104,312
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019	5,000	5,525
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016	75,000	81,656
Sprint Capital Corp. company guaranty 6 7/8s, 2028	215,000	198,338
Sprint Nextel Corp. sr. notes 8 3/8s, 2017	90,000	100,238
Sprint Nextel Corp. sr. unsec. notes 6s, 2016	25,000	25,094
TCI Communications, Inc. company guaranty 7 7/8s, 2026	36,000	43,168
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 8 1/4s, 2014	120,000	139,444
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	25,000	26,139
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	162,000	207,299
Verizon New England, Inc. sr. notes 6 1/2s, 2011	82,000	84,194
Verizon New Jersey, Inc. debs. 8s, 2022	45,000	53,436
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	50,000	57,927
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	30,000	31,624
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	100,000	115,000
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018	15,000	16,013
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2013	5,000	5,488
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017	65,000	69,713
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021	35,000	35,569
		4,621,842

Conglomerates (--%)
Honeywell International, Inc. sr. unsec. unsub. notes
5 3/8s, 2041	55,000	55,444
Honeywell International, Inc. sr. unsec. unsub. notes
4 1/4s, 2021	40,000	40,185
		95,629

Consumer cyclicals (2.8%)
Affinia Group Inc. 144A company guaranty sr. notes
11 5/8s, 2015	40,000	40,700
Affinion Group, Inc. 144A sr. sec. notes 10 3/4s, 2016	14,000	15,908
Affinion Group, Inc. company guaranty sr. unsec. sub.
notes 11 1/2s, 2015	45,000	47,475
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018	50,000	47,000
AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s,
2020	65,000	69,550
AMC Entertainment, Inc. sr. sub. notes 8s, 2014	20,000	20,225
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014	100,000	100,000
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014	45,000	47,869
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (F)(PIK)	36,474	12,766
American Media, Inc. 144A notes 13 1/2s, 2018	3,167	3,246
Ameristar Casinos, Inc. 144A sr. notes 7 1/2s, 2021
(FWC)	40,000	39,650
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	15,000	15,694
Beazer Homes USA, Inc. company guaranty sr. unsec.

notes 6 7/8s, 2015	15,000	14,775
Beazer Homes USA, Inc. company guaranty sr. unsec.
unsub. notes 9 1/8s, 2018	25,000	25,375
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019	30,000	30,338
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014	60,000	61,500
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018	10,000	10,725
Building Materials Corp. 144A company guaranty sr.
notes 7 1/2s, 2020	40,000	41,500
Building Materials Corp. 144A sr. notes 7s, 2020	15,000	15,563
Building Materials Corp. 144A sr. notes 6 7/8s, 2018	20,000	20,450
Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019	35,000	33,950
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	70,000	81,260
CBS Corp. sr. unsec. unsub. notes 4 1/2s, 2021	70,000	68,617
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018	5,000	5,425
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	65,000	66,300
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	35,000	35,088
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	50,000	50,250
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	65,000	63,943
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	25,000	27,313
Citadel Broadcasting Corp. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018	15,000	16,256
CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 (PIK)	50,000	51,625
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016	15,000	14,288
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014	40,000	35,900
Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2021	45,000	44,888
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017	115,000	126,069
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015	30,000	32,438
Dana Holding Corp. sr. unsec. notes 6 3/4s, 2021	25,000	25,000
DISH DBS Corp. company guaranty 6 5/8s, 2014	5,000	5,294
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019	85,000	92,013
Echostar DBS Corp. sr. notes 6 3/8s, 2011	35,000	35,700
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	70,000	78,750
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	80,000	91,400
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020	100,000	114,250
Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018	20,000	19,400
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	50,000	56,000
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015	50,000	53,188
Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020	35,000	34,125
Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018	40,000	36,500
Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017	210,000	238,613
Home Depot, Inc. (The) sr. unsec. unsub. notes 5.4s,
2016	110,000	121,639
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018	85,000	95,413
Isle of Capri Casinos, Inc. company guaranty 7s, 2014	51,000	50,618
Isle of Capri Casinos, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2019	35,000	34,825
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017	115,000	122,763
Johnson Controls, Inc. sr. unsec. notes 5.7s, 2041	10,000	10,013
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018	15,000	16,088
Lear Corp. company guaranty sr. unsec. bonds 7 7/8s,
2018	10,000	10,875
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020	70,000	77,000
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	163,000	169,724
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	65,000	67,763
Liberty Media, LLC. debs. 8 1/4s, 2030	50,000	48,625
Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021	40,000	40,800
M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018	70,000	70,000
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	310,000	310,000
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 5.9s, 2016	45,000	48,319
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)	40,000	4,000
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017	45,000	50,625
MGM Resorts International company guaranty sr. notes
9s, 2020	10,000	10,963
MGM Resorts International company guaranty sr. unsec.

notes 6 5/8s, 2015		20,000	18,950
MGM Resorts International sr. notes 10 3/8s, 2014		5,000	5,725
MGM Resorts International sr. notes 6 3/4s, 2012		95,000	96,900
Michaels Stores, Inc. company guaranty 11 3/8s, 2016		30,000	32,700
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		60,000	63,900
Navistar International Corp. sr. notes 8 1/4s, 2021		65,000	71,825
Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s,
2019		35,000	35,350
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015		47,490	49,627
News America Holdings, Inc. company guaranty 7 3/4s,
2024		50,000	57,438
News America Holdings, Inc. debs. 7 3/4s, 2045		100,000	118,166
News America, Inc. 144A company guaranty sr. unsec.
notes 4 1/2s, 2021		10,000	9,797
Nielsen Finance, LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018		35,000	37,538
Nortek, Inc. company guaranty sr. notes 11s, 2013		50,155	53,039
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		30,000	32,325
Owens Corning company guaranty unsec. unsub. notes 9s,
2019		110,000	129,800
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		25,000	27,594
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016		65,000	67,194
PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018		25,000	26,750
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		25,000	27,188
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		5,000	5,450
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		70,000	71,225
Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018		15,000	15,413
Pulte Group, Inc. company guaranty sr. unsec. notes
7 5/8s, 2017		40,000	41,400
Pulte Group, Inc. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2032		50,000	46,125
QVC Inc. 144A sr. notes 7 3/8s, 2020		25,000	26,063
Realogy Corp. 144A company guaranty sr. notes 7 7/8s,
2019		15,000	14,888
Realogy Corp. 144A company guaranty sr. unsec. notes
11 1/2s, 2017		155,000	160,038
Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018		20,000	21,400
Roofing Supply Group, LLC/Roofing Supply Finance, Inc.
144A sr. notes 8 5/8s, 2017		70,000	73,675
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		55,000	53,075
Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s,
2020		40,000	41,050
Sealy Mattress Co. sr. sub. notes 8 1/4s, 2014		15,000	15,150
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016		54,000	61,155
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018		35,000	33,950
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016		60,000	69,900
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015		5,000	5,250
Standard Pacific Corp. 144A company guaranty sr.
unsec. notes 8 3/8s, 2021		10,000	10,338
Staples, Inc. sr. unsec. notes 9 3/4s, 2014		70,000	84,040
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023		5,000	6,165
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021		65,000	64,535
Time Warner, Inc. company guaranty sr. unsec. notes
3.15s, 2015		85,000	86,083
Time Warner, Inc. debs. 9.15s, 2023		40,000	52,546
Toys R Us - Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016		10,000	10,575
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017		120,000	136,200
Travelport LLC company guaranty 11 7/8s, 2016		10,000	9,325
Travelport LLC company guaranty 9 7/8s, 2014		45,000	43,819
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		20,000	18,575
TRW Automotive, Inc. 144A company guaranty sr. unsec.
unsub. notes 6 3/8s, 2014	EUR	50,000	74,524
Uncle Acquisition 2010 Corp. 144A sr. notes 8 5/8s,
2019		$20,000	21,000
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015		90,000	97,988
Univision Communications, Inc. 144A company guaranty
sr. unsec. notes 8 1/2s, 2021		60,000	62,100
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(In default) (NON) (F) (PIK)		44,015	2,201
Visteon Corp. 144A sr. notes 6 3/4s, 2019 (FWC)		35,000	35,000
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 6 1/2s,
2037		142,000	161,629
Wal-Mart Stores, Inc. sr. unsec. unsub. notes 5s, 2040		10,000	9,301
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		25,000	26,500
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		75,000	89,063
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		50,000	52,750
Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		75,000	77,813

YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec.
notes 10 1/4s, 2016		20,000	20,150
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		72,000	80,100
			6,723,538

Consumer staples (1.6%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		30,000	33,825
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018		5,000	6,576
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019		5,000	6,525
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 7 3/4s, 2019		55,000	67,667
Anheuser-Busch InBev Worldwide, Inc. company guaranty
unsec. unsub. notes 5 3/8s, 2020		60,000	64,398
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		10,000	11,050
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		30,000	30,938
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 5/8s, 2014		48,000	49,080
Bumble Bee Acquisition Corp. 144A company guaranty sr.
notes 9s, 2017		40,000	41,600
Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016		45,000	45,067
Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		30,000	31,763
Campbell Soup Co. debs. 8 7/8s, 2021		50,000	66,594
Central Garden & Pet Co. company guaranty sr. sub.
notes 8 1/4s, 2018		55,000	57,613
CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 (PIK)		25,000	23,438
CKE Restaurants, Inc. company guaranty sr. notes
11 3/8s, 2018		65,000	71,663
Claire's Stores, Inc. 144A company guaranty sr. unsec.
notes 9 5/8s, 2015 (In default) (NON)		31,766	31,687
Claires Stores, Inc. 144A sr. notes 8 7/8s, 2019		35,000	33,425
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		60,000	64,875
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037		38,000	37,335
CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032		78,346	89,858
Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s,
2037		70,000	76,302
Darling International, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2018		10,000	10,875
Dave & Buster's, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		50,000	54,250
Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		50,000	47,688
Dean Foods Co. 144A sr. notes 9 3/4s, 2018		10,000	10,263
Delhaize Group company guaranty sr. unsec. bond
5 7/8s, 2014 (Belgium)		50,000	54,379
Diageo Capital PLC company guaranty 5 3/4s, 2017
(United Kingdom)		55,000	61,651
Diageo Investment Corp. company guaranty 8s, 2022
(Canada)		40,000	49,360
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		45,000	48,825
Dole Food Co. sr. notes 13 7/8s, 2014		13,000	15,730
Dole Food Co. 144A sr. notes 8s, 2016		35,000	37,144
Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s,
2021		40,000	41,750
General Mills, Inc. sr. unsec. notes 5.65s, 2019		25,000	27,630
H.J. Heinz Co. sr. unsec. notes 5.35s, 2013		76,000	82,507
Hertz Corp. company guaranty sr. unsec. notes 8 7/8s,
2014		17,000	17,425
Hertz Corp. 144A company guaranty sr. notes 6 3/4s,
2019		15,000	14,869
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		15,000	15,525
Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	50,000	76,685
JBS USA LLC/JBS USA Finance, Inc. company guaranty sr.
unsec. notes 11 5/8s, 2014		$55,000	63,800
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040		145,000	153,835
Kroger Co. company guaranty 6.4s, 2017		137,000	157,627
Landry's Restaurants, Inc. 144A company guaranty sr.
notes 11 5/8s, 2015		15,000	16,163
Libbey Glass, Inc. sr. notes 10s, 2015		18,000	19,620
McDonald's Corp. sr. unsec. bond 6.3s, 2037		51,000	58,860
McDonald's Corp. sr. unsec. notes 5.7s, 2039		59,000	62,587
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		20,000	21,850
PepsiCo, Inc. sr. unsec. notes 7.9s, 2018		58,000	73,617
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. company guaranty sr. unsec. notes 9 1/4s, 2015		75,000	78,281
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		30,000	31,650
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		20,000	21,100
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		50,000	52,125
Revlon Consumer Products Corp. company guaranty notes
9 3/4s, 2015		90,000	97,425
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		40,000	40,000
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		108,000	97,065
Rite Aid Corp. company guaranty sr. unsub. notes 8s,

2020	15,000	15,881
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017	30,000	32,175
RSC Equipment Rental, Inc. 144A sr. sec. notes 10s,
2017	20,000	22,800
RSC Equipment Rental, Inc. 144A sr. unsec. notes
8 1/4s, 2021	25,000	26,000
Service Corporation International sr. notes 7s, 2019	20,000	21,000
Service Corporation International sr. unsec. unsub.
notes 6 3/4s, 2016	105,000	111,825
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017	30,000	32,550
Smithfield Foods, Inc. company guaranty sr. notes 10s,
2014	85,000	100,088
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)	28,573	31,859
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018	25,000	27,563
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013	60,000	60,075
SUPERVALU, Inc. sr. unsec. notes 7 1/2s, 2014	40,000	40,200
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	45,000	54,000
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020	20,000	20,900
Universal Corp. notes Ser. MTNC, 5.2s, 2013	460,000	478,698
Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	85,000	93,500
West Corp. 144A sr. notes 7 7/8s, 2019	25,000	25,469
West Corp. 144A sr. unsec. notes 8 5/8s, 2018	20,000	21,050
		3,869,073

Energy (1.6%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	185,000	204,239
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	25,000	27,178
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	10,000	11,007
Apache Corp. sr. unsec. unsub. notes 3 5/8s, 2021	90,000	85,152
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020	40,000	42,900
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013	54,000	54,540
ATP Oil & Gas Corp. company guaranty sr. notes
11 7/8s, 2015	20,000	21,000
BP Capital Markets PLC company guaranty sr. unsec.
unsub. notes 3.2s, 2016 (United Kingdom)	145,000	144,306
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018	35,000	38,850
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018	65,000	68,900
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	75,000	78,750
Chaparral Energy, Inc. 144A company guaranty sr.
unsec. notes 8 1/4s, 2021	20,000	20,600
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020	35,000	38,850
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	45,000	50,400
Complete Production Services, Inc. company guaranty
8s, 2016	65,000	68,575
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)	38,275	27,175
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	60,000	63,600
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020	90,000	99,788
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8s, 2017	50,000	54,750
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2021	5,000	5,006
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	55,000	59,950
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	55,000	61,325
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2021	25,000	25,625
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	100,000	101,625
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021	25,000	24,250
Forest Oil Corp. company guaranty sr. unsec. notes 8s, 2011	65,000	67,925
Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A
company guaranty sr. notes 7 1/8s, 2018	45,000	46,125
Gazprom OAO Via Gaz Capital SA 144A sr. unsec. 6.51s,
2022 (Russia)	100,000	106,250
Gazprom OAO Via White Nights Finance BV notes 10 1/2s,
2014 (Netherlands)	200,000	240,316
Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	50,000	50,000
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	110,000	116,050
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	25,000	25,625
Hornbeck Offshore Services, Inc. sr. notes Ser. B,
6 1/8s, 2014	10,000	10,063
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s,
2021	50,000	52,125
International Coal Group, Inc. sr. notes 9 1/8s, 2018	60,000	67,800
James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019	15,000	15,525
Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	25,000	25,438
Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	35,000	36,444
Massey Energy Co. company guaranty sr. unsec. notes
6 7/8s, 2013	105,000	107,100
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	35,000	35,569
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	15,000	15,749

Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	30,000	30,863
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	55,000	56,238
Noble Holding International, Ltd. company guaranty sr.
unsec. notes 6.05s, 2041	85,000	85,335
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	40,000	21,350
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	100,000	52,875
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	10,000	9,988
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	5,000	5,081
Peabody Energy Corp. company guaranty 7 3/8s, 2016	65,000	72,150
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	5,000	5,363
Petroleos de Venezuela SA sr. unsec. notes 4.9s, 2014
(Venezuela)	340,000	249,900
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	60,000	68,025
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	5,000	5,219
Plains Exploration & Production Co. company guaranty
7s, 2017	100,000	103,250
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	10,000	9,875
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	60,000	69,900
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	20,000	21,300
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	55,000	61,050
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	100,000	102,750
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 7 1/2s, 2021	10,000	10,375
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	20,000	20,950
Shell International Finance BV company guaranty sr.
unsec. notes 3.1s, 2015 (Netherlands)	95,000	97,289
SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	20,000	20,525
Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) (NON)	28,014	22,726
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	15,000	15,599
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	25,000	27,629
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 7/8s, 2039 (Switzerland)	35,000	47,647
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	20,000	21,477
Whiting Petroleum Corp. company guaranty 7s, 2014	60,000	63,900
Williams Cos., Inc. (The) notes 7 3/4s, 2031	4,000	4,750
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	11,000	13,689
		3,893,513

Financials (3.4%)
ACE Cash Express, Inc. 144A sr. notes 11s, 2019	35,000	35,613
Aflac, Inc. sr. unsec. notes 6.9s, 2039	75,000	78,682
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	25,000	27,406
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	25,000	27,219
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.511s, 2014	24,000	23,285
Ally Financial, Inc. unsec. sub. notes 8s, 2018	30,000	32,213
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017	35,000	35,656
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	20,000	21,325
American Express Co. sr. unsec. notes 8 1/8s, 2019	160,000	199,628
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	50,000	53,813
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	214,000	223,064
Bank of Montreal sr. unsec. bond 2 1/8s, 2013 (Canada)	65,000	66,139
Bank of New York Mellon Corp. (The) sr. unsec. notes
4.3s, 2014	90,000	96,509
Bank of New York Mellon Corp. (The) sr. unsec. notes
2.95s, 2015	20,000	20,304
BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.873s, 2027	43,000	33,114
Barclays Bank PLC jr. unsec. sub. notes FRN 6.278s,
2049	35,000	30,436
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	22,000	25,633
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.113s, 2012	25,000	24,718
Capital One Capital III company guaranty 7.686s, 2036	31,000	31,891
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	40,000	40,150
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	65,000	70,525
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2020	15,000	15,450
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	45,000	53,100
CIT Group, Inc. sr. bonds 7s, 2017	220,000	220,275
CIT Group, Inc. sr. bonds 7s, 2016	95,000	95,119
CIT Group, Inc. sr. bonds 7s, 2015	50,000	50,438
CIT Group, Inc. 144A company guaranty notes 6 5/8s,

2018	50,000	50,731
Citigroup, Inc. sr. notes 6 1/2s, 2013	195,000	213,204
Citigroup, Inc. sub. notes 5s, 2014	135,000	140,967
Citigroup, Inc. unsec. sub. notes 6 5/8s, 2032	19,000	19,628
Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	185,000	176,415
CNO Financial Group, Inc. 144A company guaranty sr.
notes 9s, 2018	40,000	42,400
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	95,000	103,075
Credit Suisse First Boston USA, Inc. company guaranty
sr. unsec. unsub. notes 6 1/8s, 2011	130,000	134,393
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, Perpetual, 2017 (United Kingdom)	34,000	32,980
Deutsche Bank AG London sr. unsec. notes 2 3/8s, 2013
(United Kingdom)	5,000	5,080
Deutsche Bank AG/London sr. unsec. notes 3 7/8s, 2014
(United Kingdom)	125,000	130,336
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, Perpetual, 2016	55,000	49,638
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	57,000	62,802
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017	65,000	77,513
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.309s, 2028	29,000	22,072
GATX Financial Corp. notes 5.8s, 2016	25,000	26,921
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	135,000	138,206
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.512s, 2016	65,000	62,085
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.434s, 2012	10,000	9,981
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	392,000	436,889
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	170,000	196,834
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	194,000	193,520
Highwood Realty LP sr. unsec. bonds 5.85s, 2017 (R)	60,000	63,856
HSBC Finance Capital Trust IX FRN 5.911s, 2035	100,000	95,750
HSBC Finance Corp. 144A sr. unsec. sub. notes 6.676s,
2021	221,000	229,395
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	35,000	36,225
HUB International Holdings, Inc. 144A sr. unsec.
unsub. notes 9s, 2014	5,000	5,225
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	95,000	97,613
JPMorgan Chase & Co. sr. notes 6s, 2018	270,000	296,051
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	119,000	121,158
KB Home company guaranty 6 3/8s, 2011	49,000	49,490
Lehman Brothers E-Capital Trust I FRN zero %, 2065
(In default) (NON)	285,000	29
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	54,000	56,700
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	100,000	91,962
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	110,000	113,652
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	60,000	64,898
Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	70,000	76,305
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	318,000	353,200
MetLife, Inc. sr. unsec. 6 3/4s, 2016	55,000	63,577
Morgan Stanley sr. unsec. unsub. notes 6 3/4s, 2011	182,000	182,302
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)	40,000	44,600
Nationwide Financial Services notes 5 5/8s, 2015	25,000	25,193
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	30,000	30,449
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	45,000	48,708
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015	50,000	51,375
Offshore Group Investments, Ltd. company guaranty sr.
notes 11 1/2s, 2015 (Cayman Islands)	35,000	38,850
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	45,000	45,956
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	90,000	77,266
OneBeacon US Holdings, Inc. company guaranty sr.
unsec. notes 5 7/8s, 2013	26,000	27,950
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	85,000	89,675
Provident Funding Associates 144A sr. notes 10 1/4s,
2017	25,000	27,875
Provident Funding Associates 144A sr. notes 10 1/8s,
2019	25,000	26,031
Prudential Financial, Inc. jr. unsec. sub. notes FRN
8 7/8s, 2038	30,000	35,453
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015	50,000	50,438
Royal Bank of Scotland PLC (The) bank guaranty sr.
unsec. unsub. notes 3.95s, 2015 (United Kingdom)	105,000	104,804
Sabra Health Care LP/Sabra Capital Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2018 (R)	25,000	26,375
Simon Property Group LP sr. unsec. notes 6 1/8s, 2018
(R)	41,000	45,949
Simon Property Group LP sr. unsec. unsub. notes
5 1/4s, 2016 (R)	22,000	23,921
Simon Property Group LP sr. unsec. unsub. notes
4 3/8s, 2021 (R)	40,000	39,133
SLM Corp. sr. notes Ser. MTN, 8s, 2020	40,000	43,600
SLM Corp. sr. notes Ser. MTN, 6 1/4s, 2016	40,000	41,856
SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018	25,000	28,000
Springleaf Finance Corp. sr. unsec. notes Ser. MTNI,

4 7/8s, 2012	210,000	206,325
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.31s, 2037	75,000	60,783
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.188s, 2014	5,000	4,863
Vnesheconombank Via VEB Finance, Ltd. 144A bank
guaranteed bonds 6.8s, 2025 (Russia)	300,000	304,200
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	70,000	71,676
VTB Bank OJSC Via VTB Capital SA sr. notes 6 1/4s,
2035 (Russia)	100,000	106,000
VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes
6 7/8s, 2018 (Russia)	392,000	425,790
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	20,000	22,157
Westpac Banking Corp. sr. unsec. bonds 3s, 2015
(Australia)	30,000	29,816
Westpac Banking Corp. sr. unsec. notes 4 7/8s, 2019
(Australia)	80,000	82,342
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, Perpetual, 2013 (Australia)	60,000	60,494
Willis Group North America, Inc. company guaranty
6.2s, 2017	10,000	10,657
		8,313,323

Health care (0.7%)
Abbott Laboratories sr. unsec. notes 5 7/8s, 2016	90,000	103,004
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	38,000	42,803
Amgen, Inc. sr. unsec. notes 3.45s, 2020	125,000	116,870
AstraZeneca PLC sr. unsec. unsub. notes 6.45s, 2037
(United Kingdom)	71,000	80,611
Aviv Healthcare Properties LP 144A sr. notes 7 3/4s,
2019 (FWC)	50,000	52,125
Biomet, Inc. company guaranty sr. unsec. notes 10s,
2017	25,000	27,406
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017	50,000	53,250
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015	75,000	79,125
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020	10,000	10,125
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018	35,000	35,350
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	55,000	53,281
Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)	45,000	46,181
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021	45,000	46,913
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)	38,000	40,945
HCA, Inc. sr. sec. notes 9 1/4s, 2016	42,000	45,203
Health Management Associates, Inc. sr. notes 6 1/8s,
2016	55,000	56,788
HealthSouth Corp. company guaranty 10 3/4s, 2016	40,000	42,600
IASIS Healthcare/IASIS Capital Corp. sr. sub. notes
8 3/4s, 2014	85,000	86,806
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018	35,000	37,450
Omnicare, Inc. sr. sub. notes 6 7/8s, 2015	10,000	10,250
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)	45,000	46,013
Select Medical Corp. company guaranty 7 5/8s, 2015	33,000	33,578
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	15,000	15,525
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	16,477	16,848
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	10,000	10,975
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	6,000	7,028
Tenet Healthcare Corp. sr. notes 9s, 2015	100,000	110,000
Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	30,000	34,200
Tenet Healthcare Corp. sr. unsec. notes 8s, 2020	40,000	41,700
Teva Pharmaceutical Finance II BV/Teva Pharmaceutical
Finance III LLC company guaranty sr. unsec. unsub.
notes 3s, 2015 (Netherland Antilles)	50,000	50,371
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	20,000	20,975
UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.7s,
2021	105,000	105,972
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	5,000	4,850
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018	20,000	19,600
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	5,000	4,925
Vanguard Health Systems, Inc. 144A sr. notes zero %,
2016	50,000	31,750
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	90,000	96,783
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	40,000	42,409
WellPoint, Inc. notes 7s, 2019	35,000	41,240
		1,801,828

Technology (0.8%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,
2017	5,000	5,200
Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s,
2020	15,000	15,413

Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	30,000	25,800
Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s,
2015 (PIK)	30,000	30,675
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015	55,000	55,894
Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	45,000	43,875
Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019	45,000	47,700
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	75,000	78,375
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	40,000	41,600
CommScope, Inc. 144A sr. notes 8 1/4s, 2019	35,000	36,575
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	38,000	41,291
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	70,000	76,782
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2020	15,000	16,388
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2017	25,000	27,094
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	258,694	268,072
First Data Corp. 144A company guaranty sr. notes
7 3/8s, 2019 (FWC)	20,000	20,425
First Data Corp. 144A sr. bonds 12 5/8s, 2021	120,000	130,200
Freescale Semiconductor, Inc. company guaranty sr.
unsec. sub. notes 10 1/8s, 2016	10,000	10,625
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	25,000	27,938
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	50,000	54,750
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020	50,000	56,125
Hewlett-Packard Co. sr. unsec. notes 6 1/8s, 2014	35,000	39,203
Hewlett-Packard Co. sr. unsec. notes 5 1/2s, 2018	20,000	22,206
Hewlett-Packard Co. sr. unsec. notes 3 3/4s, 2020	70,000	67,249
Iron Mountain, Inc. company guaranty sr. unsec. sub.
notes 8s, 2020	95,000	100,700
Jazz Technologies, Inc. company guaranty sr. unsec.
notes 8s, 2015 (F)	24,000	23,340
Microsoft Corp. sr. unsec. unsub. notes 5.3s, 2041	25,000	25,147
Microsoft Corp. sr. unsec. unsub. notes 4.2s, 2019	85,000	88,076
NXP BV/NXP Funding, LLC sec. notes Ser. EXCH, 7 7/8s,
2014 (Netherlands)	75,000	77,906
Oracle Corp. 144A notes 3 7/8s, 2020	65,000	63,722
Oracle Corp. 144A sr. notes 5 3/8s, 2040	35,000	34,016
Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)	50,000	51,750
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	7,000	7,350
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020	35,000	35,963
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	55,000	66,825
Xerox Corp. sr. unsec. notes 6 3/4s, 2039	55,000	62,255
Xerox Corp. sr. unsec. unsub. notes 5 5/8s, 2019	21,000	22,555
		1,899,060

Transportation (0.2%)
American Airlines Pass-Through Trust 2001-01
pass-through certificates Ser. 01-1, 6.817s, 2011	10,000	10,000
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018	45,000	48,263
Burlington Northern Santa Fe Corp. debs. 5 3/4s, 2040	35,000	35,394
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	60,000	68,273
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	81,480	81,073
RailAmerica, Inc. company guaranty sr. notes 9 1/4s,
2017	56,000	61,950
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018	55,000	59,675
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	16,964	17,218
Western Express, Inc. 144A sr. notes 12 1/2s, 2015	40,000	38,600
		420,446

Utilities and power (1.3%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	104,000	110,760
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	85,000	91,375
Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	25,000	24,941
Atmos Energy Corp. sr. unsec. sub. notes 8 1/2s, 2019	5,000	6,247
Beaver Valley Funding Corp. sr. bonds 9s, 2017	23,000	25,531
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	116,000	126,673
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	37,282	38,930
Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020	40,000	42,400
Calpine Corp. 144A sr. notes 7 1/4s, 2017	95,000	98,800
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	10,000	10,811
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	15,000	16,775
Commonwealth Edison Co. 1st mtge. 5.9s, 2036	98,000	99,826
Consolidated Natural Gas Co. sr. notes Ser. A, 5s, 2014	45,000	49,217
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	165,000	162,113
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	25,000	28,001
Dominion Resources, Inc. unsub. notes 5.7s, 2012	91,000	96,725
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	130,000	100,913
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	15,000	12,750

Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	10,000	9,950
Edison Mission Energy sr. unsec. notes 7.2s, 2019	60,000	46,800
El Paso Corp. sr. notes Ser. GMTN, 7 3/4s, 2032	35,000	39,220
El Paso Corp. sr. unsec. notes 7s, 2017	120,000	134,304
Electricite de France 144A notes 6 1/2s, 2019 (France)	60,000	68,783
Energy Future Holdings Corp. company guaranty sr.
notes 10s, 2020	15,000	15,895
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	11,660	9,649
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020	24,000	25,432
Energy Future Intermediate Holdings Co., LLC sr. notes
9 3/4s, 2019	66,000	67,980
Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020	35,000	38,063
Energy Transfer Partners LP sr. unsec. unsub. notes
5.65s, 2012	60,000	63,057
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 5.95s, 2041	50,000	48,832
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 3.2s, 2016	70,000	69,577
FirstEnergy Corp. notes Ser. B, 6.45s, 2011	3,000	3,090
GenOn Energy, Inc. 144A sr. unsec. notes 9 7/8s, 2020	70,000	73,150
GenOn Energy, Inc. 144A sr. unsec. notes 9 1/2s, 2018	10,000	10,400
Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	35,000	37,888
ITC Holdings Corp. 144A notes 5 7/8s, 2016	76,000	83,818
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	35,000	38,252
Kansas Gas & Electric bonds 5.647s, 2021	16,650	17,840
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	69,000	73,186
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	130,000	145,990
National Fuel Gas Co. notes 5 1/4s, 2013	114,000	120,321
Nevada Power Co. mtge. sec. notes 7 1/8s, 2019	40,000	47,118
NRG Energy, Inc. company guaranty 7 3/8s, 2017	20,000	20,825
NRG Energy, Inc. sr. notes 7 3/8s, 2016	150,000	155,250
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	25,000	25,442
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	40,000	41,026
Pacific Gas & Electric Co. 1st mtge. 6.05s, 2034	110,000	114,624
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	76,000	82,211
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	16,271	16,281
PSEG Power, LLC company guaranty sr. unsec. notes
5.32s, 2016	37,000	39,872
Public Service Electric & Gas Co. sr. notes Ser. MTN,
5 1/2s, 2040	25,000	25,106
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	98,000	95,550
Spectra Energy Capital, LLC sr. notes 8s, 2019	45,000	54,797
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2015	5,000	5,636
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (PIK)	72,517	42,060
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty sr. notes 15s, 2021	30,000	24,750
Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN
6.35s, 2067 (Canada)	30,000	30,122
Union Electric Co. sr. sec. notes 6.4s, 2017	50,000	56,725
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	25,000	27,467
		3,289,127

Total corporate bonds and notes (cost $37,217,065)		$39,471,811

MORTGAGE-BACKED SECURITIES (5.2%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
FRB Ser. 07-3, Class A3, 5.658s, 2049	$98,000	$102,562
Ser. 07-2, Class A2, 5.634s, 2049	246,232	248,353
Ser. 07-1, Class XW, IO, 0.288s, 2049	1,644,838	21,144
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.734s, 2035	723,793	3,380
Ser. 07-5, Class XW, IO, 0.427s, 2051	2,822,407	49,073
Ser. 04-4, Class XC, IO, 0.28s, 2042	1,372,378	22,287
Ser. 04-5, Class XC, IO, 0.266s, 2041	1,970,719	28,100
Ser. 06-5, Class XC, IO, 0.186s, 2047	6,791,200	99,687
Banc of America Funding Corp. FRB Ser. 06-A,
Class 3A2, 2.883s, 2036	197,350	121,371
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 07-PW16, Class A2, 5.666s, 2040	52,575	54,074
Ser. 07-PW15, Class A4, 5.331s, 2044	104,000	108,949
Ser. 06-PW14, Class A2, 5.123s, 2038	58,000	58,965
Ser. 04-PR3I, Class X1, IO, 0.23s, 2041	489,679	8,875
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.683s, 2038	1,755,099	26,326
Ser. 06-PW14, Class X1, IO, 0.218s, 2038	1,630,283	26,492
Ser. 07-PW18, Class X1, IO, 0.121s, 2050	691,254	4,279
Ser. 05-PW10, Class X1, IO, 0.057s, 2040	5,470,217	11,980
Citigroup Commercial Mortgage Trust FRB Ser. 07-C6,
Class A3, 5.698s, 2049	160,000	165,973
Citigroup Commercial Mortgage Trust 144A Ser. 06-C5,
Class XC, IO, 0.113s, 2049	6,937,376	83,526
Citigroup Mortgage Loan Trust, Inc.
FRB Ser. 06-AR5, Class 2A5A, 5.473s, 2036	234,277	136,324
FRB Ser. 07-6, Class 1A3A, 5.284s, 2046	605,733	314,981
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.371s, 2049	1,671,212	25,737
Ser. 07-CD4, Class XC, IO, 0.12s, 2049	5,589,513	51,424
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	58,002	60,076
Ser. 98-C2, Class F, 5.44s, 2030	412,036	429,073

Commercial Mortgage Pass-Through Certificates FRB Ser.
07-C9, Class A2, 5.811s, 2049	68,000	69,682
Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.172s, 2043	6,046,247	57,438
Ser. 06-C8, Class XS, IO, 0.134s, 2046	7,852,951	91,097
Ser. 05-C6, Class XC, IO, 0.061s, 2044	5,612,914	32,439
Countrywide Alternative Loan Trust
Ser. 07-HY5R, Class 2A1A, 5.544s, 2047	70,138	67,157
FRB Ser. 06-6CB, Class 2A13, 0.65s, 2036	209,615	121,577
Credit Suisse Mortgage Capital Certificates
FRB Ser. 08-C1, Class A2, 6.211s, 2041	59,000	61,162
FRB Ser. 07-C4, Class A2, 5.802s, 2039	135,042	138,224
Ser. 07-C5, Class AAB, 5.62s, 2040	127,000	132,976
FRB Ser. 07-C3, Class A2, 5.525s, 2039	109,871	112,714
Ser. 07-C2, Class A2, 5.448s, 2049	222,318	225,528
Ser. 07-C1, Class AAB, 5.336s, 2040	61,000	63,977
Ser. 06-C5, Class AX, IO, 0.2s, 2039	3,308,494	53,088
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.152s, 2039	4,499,048	68,439
Ser. 07-C2, Class AX, IO, 0.107s, 2049	7,884,775	47,474
Ser. 07-C1, Class AX, IO, 0.066s, 2040	6,032,979	42,068
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	69,000	71,675
FRB Ser. 03-CK2, Class G, 5.744s, 2036	84,000	85,923
Ser. 02-CP3, Class AX, IO, 1.404s, 2035	1,267,840	16,407
FRB Ser. 04-TF2A, Class J, 1.205s, 2019	50,000	48,125
FRB Ser. 04-TF2A, Class H, 0.955s, 2019	50,000	47,500
Ser. 04-C4, Class AX, IO, 0.449s, 2039	574,545	14,793
Ser. 05-C1, Class AX, IO, 0.139s, 2038	6,637,390	62,410
DLJ Commercial Mortgage Corp. 144A
Ser. 99-CG2, Class B3, 6.1s, 2032	35,902	35,887
Ser. 99-CG2, Class B4, 6.1s, 2032	130,000	128,560
Federal Home Loan Mortgage Corp.
IFB Ser. 3408, Class EK, 24.767s, 2037	58,066	82,124
IFB Ser. 3072, Class SM, 22.862s, 2035	58,614	78,447
IFB Ser. 3072, Class SB, 22.715s, 2035	54,312	72,326
IFB Ser. 3249, Class PS, 21.434s, 2036	65,024	86,414
IFB Ser. 3065, Class DC, 19.095s, 2035	75,890	96,406
IFB Ser. 2990, Class LB, 16.294s, 2034	81,328	98,220
IFB Ser. 3287, Class SE, IO, 6.445s, 2037	252,951	39,465
IFB Ser. 3346, Class SC, IO, 6.295s, 2033	604,730	88,043
Ser. 3327, Class IF, IO, zero %, 2037	10,338	78
Ser. 3124, Class DO, PO, zero %, 2036	24,399	18,257
FRB Ser. 3326, Class YF, zero %, 2037	2,298	2,084
FRB Ser. 3147, Class SF, zero %, 2036	50,739	47,727
FRB Ser. 3003, Class XF, zero %, 2035	9,140	9,071
Federal National Mortgage Association
IFB Ser. 06-8, Class HP, 23.652s, 2036	73,387	101,414
IFB Ser. 05-45, Class DA, 23.505s, 2035	99,113	142,038
IFB Ser. 07-53, Class SP, 23.285s, 2037	76,483	104,442
IFB Ser. 05-75, Class GS, 19.502s, 2035	48,695	61,612
Ser. 06-26, Class NB, 1s, 2036	461	462
Ser. 06-46, Class OC, PO, zero %, 2036	55,367	46,595
FRB Ser. 06-115, Class SN, zero %, 2036	54,352	53,877
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.348s, 2033	199,067	9
First Union-Lehman Brothers Commercial Mortgage Trust
II
Ser. 97-C2, Class F, 7 1/2s, 2029	131,000	140,421
Ser. 97-C2, Class G, 7 1/2s, 2029	40,000	43,003
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.119s, 2043	3,306,611	25,846
Ser. 05-C3, Class XC, IO, 0.07s, 2045	30,356,171	146,271
Ser. 07-C1, Class XC, IO, 0.068s, 2049	11,052,734	54,543
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.052s, 2029	74,664	2,690
Ser. 05-C1, Class X1, IO, 0.38s, 2043	2,918,228	36,643
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	17,243	15,864
Ser. 06-C1, Class XC, IO, 0.071s, 2045	7,052,179	36,594
Government National Mortgage Association FRB Ser.
07-35, Class UF, zero %, 2037	4,872	4,667
Greenwich Capital Commercial Funding Corp.
Ser. 07-GG9, Class A2, 5.381s, 2039	203,021	207,493
Ser. 05-GG5, Class A2, 5.117s, 2037	103,923	104,973
Ser. 05-GG5, Class XC, IO, 0.119s, 2037	7,838,868	19,125
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	274,633	276,440
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	47,677	47,963
Ser. 03-C1, Class X1, IO, 0.849s, 2040	588,594	6,053
Ser. 04-C1, Class X1, IO, 0.74s, 2028	200,617	20
Ser. 06-GG6, Class XC, IO, 0.108s, 2038	2,211,661	4,465
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.36s, 2037 (F)	278,084	150,165
IndyMac Indx Mortgage Loan Trust
FRB Ser. 07-AR15, Class 1A1, 5.473s, 2037	273,785	185,708
FRB Ser. 06-AR3, Class 2A1A, 3.012s, 2036	631,511	345,967
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	31,155	32,475
FRB Ser. 07-LD12, Class A3, 5.987s, 2051	498,000	528,313
Ser. 07-C1, Class ASB, 5.857s, 2051	58,000	60,463
Ser. 07-C1, Class A4, 5.716s, 2051	74,000	78,364
FRB Ser. 06-CB14, Class A3B, 5.482s, 2044	65,000	67,611
Ser. 06-CB17, Class A3, 5.45s, 2043	205,000	210,594
Ser. 06-LDP9, Class A2S, 5.298s, 2047	310,000	315,459
Ser. 06-LDP8, Class X, IO, 0.565s, 2045	2,073,079	46,764
Ser. 06-CB17, Class X, IO, 0.509s, 2043	3,517,187	79,099
Ser. 06-CB16, Class X1, IO, 0.45s, 2045	2,329,424	29,531

Ser. 06-LDP9, Class X, IO, 0.446s, 2047		5,542,307	101,326
Ser. 07-LDPX, Class X, IO, 0.341s, 2049		3,430,126	44,527
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032		35,602	35,663
Ser. 05-CB12, Class X1, IO, 0.175s, 2037		3,007,731	20,764
Ser. 07-CB20, Class X1, IO, 0.148s, 2051		6,199,049	59,973
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031		35,110	35,191
Ser. 99-C1, Class G, 6.41s, 2031		37,135	36,417
Ser. 98-C4, Class H, 5.6s, 2035		50,000	51,804
LB-UBS Commercial Mortgage Trust Ser. 07-C7, Class A2,
5.588s, 2045		238,000	244,300
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.762s, 2037		760,319	11,791
Ser. 06-C7, Class XW, IO, 0.713s, 2038		1,429,450	36,529
Ser. 06-C7, Class XCL, IO, 0.323s, 2038		2,522,154	39,331
Ser. 05-C3, Class XCL, IO, 0.281s, 2040		4,220,869	77,938
Ser. 06-C6, Class XCL, IO, 0.247s, 2039		8,338,481	144,209
Ser. 05-C2, Class XCL, IO, 0.203s, 2040		2,951,650	23,214
Ser. 05-C5, Class XCL, IO, 0.187s, 2040		5,509,491	71,020
Ser. 05-C7, Class XCL, IO, 0.108s, 2040		3,325,481	21,400
Ser. 06-C1, Class XCL, IO, 0.102s, 2041		4,986,471	50,065
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.868s, 2027		116,305	99,433
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.755s, 2022		85,591	81,312
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.412s, 2030		31,000	32,895
FRB Ser. 97-C2, Class F, 6 1/4s, 2029		64,000	67,202
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.828s, 2050		128,000	133,652
Ser. 05-MCP1, Class XC, IO, 0.177s, 2043		2,540,079	27,526
Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.34s, 2039		647,939	12,850
Merrill Lynch/Countrywide Commercial Mortgage Trust
Ser. 07-6, Class A2, 5.331s, 2051		212,000	216,268
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.222s, 2049		8,158,554	98,914
Mezz Cap Commercial Mortgage Trust 144A
Ser. 05-C3, Class X, IO, 4.372s, 2044		122,455	9,282
Ser. 06-C4, Class X, IO, 3.709s, 2045		495,429	24,524
Morgan Stanley Capital I
FRB Ser. 06-T23, Class A2, 5.737s, 2041 (F)		275,000	276,719
Ser. 07-IQ16, Class A2, 5.623s, 2049		92,000	95,110
Ser. 07-IQ14, Class A2, 5.61s, 2049		122,808	123,710
FRB 5.597s, 2049		222,153	224,566
FRB Ser. 07-HQ12, Class A2FL, 0.506s, 2049		102,172	94,529
Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1,
IO, 0.089s, 2042		1,205,260	6,774
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043		79,143	83,892
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.939s, 2036		1,001,642	16,227
Structured Adjustable Rate Mortgage Loan Trust
FRB Ser. 07-8, Class 1A2, 6 1/4s, 2037		431,643	304,308
FRB Ser. 06-9, Class 1A1, 5.224s, 2036		70,963	42,884
Vericrest Opportunity Loan Transferee 144A Ser.
10-NPL1, Class M, 6s, 2039		300,901	299,396
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class A2, 5.735s, 2049		88,419	91,893
Ser. 06-C27, Class A2, 5.624s, 2045		71,078	71,522
Ser. 07-C30, Class APB, 5.294s, 2043		140,000	141,996
Ser. 06-C29, Class A2, 5.275s, 2048		64,000	65,198
Ser. 07-C34, IO, 0.378s, 2046		1,618,757	24,395
Wachovia Bank Commercial Mortgage Trust 144A
Ser. 03-C3, Class IOI, IO, 1.088s, 2035		628,459	9,788
Ser. 05-C18, Class XC, IO, 0.14s, 2042		3,303,040	28,869
Ser. 06-C27, Class XC, IO, 0.108s, 2045		2,528,634	20,381
Ser. 06-C23, Class XC, IO, 0.047s, 2045		2,595,459	10,330
Ser. 06-C26, Class XC, IO, 0.042s, 2045		1,662,771	4,772
WAMU Commercial Mortgage Securities Trust 144A Ser.
05-C1A, Class G, 5.72s, 2036		10,000	3,500

Total mortgage-backed securities (cost $11,775,007)			$12,642,108

FOREIGN GOVERNMENT BONDS AND NOTES (4.6%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. bonds Ser. VII, 7s,
2013		$150,000	$152,700
Argentina (Republic of) sr. unsec. unsub. bonds 7s,
2015		810,000	762,615
Argentina (Republic of) sr. unsec. unsub. bonds FRB
0.467s, 2012		1,470,000	356,475
Brazil (Federal Republic of) notes (units) 10s, 2012	BRL	853	527,810
Canada (Government of) bonds 5s, 2037	CAD	600,000	743,277
Canada (Government of) notes 4s, 2017	CAD	1,900,000	2,079,781
Sweden (Government of) bonds Ser. 1054, 3 1/2s, 2022	SEK	1,930,000	310,443
Ukraine (Government of) 144A bonds 7 3/4s, 2020		$100,000	103,125
Ukraine (Government of) 144A sr. unsec. unsub. notes
7.65s, 2013		400,000	422,000
United Kingdom (Government of) bonds 4 1/2s, 2042	GBP	1,760,000	2,913,293
United Kingdom (Government of) bonds 4s, 2060	GBP	1,920,000	2,920,876

Total foreign government bonds and notes (cost $11,177,444)			$11,292,395

COMMODITY LINKED NOTES (2.2%)(a)
		Principal amount	Value

Citigroup Funding, Inc. 144A notes zero %, 2011
(Indexed to the 1 Yr Dow Jones-UBS Ex-Energy 3-Month
Forward Total Return Index)	$2,100,000	$2,501,594
UBS AG/Jersey Branch 144A notes zero %, 2011 (Indexed
to the UBS Bloomberg Constant Maturity Commodity
Index) (United Kingdom)	2,464,000	2,927,688

Total commodity linked notes (cost $4,564,000)		$5,429,282

ASSET-BACKED SECURITIES (2.0%)(a)
	Principal amount	Value

Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.4s, 2036	$62,000	$38,685
FRB Ser. 06-HE3, Class A2C, 0.4s, 2036	75,000	35,770
Ace Securities Corp. 144A Ser. 03-MH1, Class M2,
6 1/2s, 2030	24,055	25,499
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.41s, 2036	55,695	39,663
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	30,891	31,135
Bombardier Capital Mortgage Securitization Corp.
Ser. 00-A, Class A5, 8.32s, 2030	164,383	119,178
Ser. 00-A, Class A4, 8.29s, 2030	350,396	248,781
Ser. 00-A, Class A2, 7.575s, 2030	360,670	240,747
Conseco Finance Securitizations Corp.
Ser. 00-4, Class A6, 8.31s, 2032	140,839	107,082
Ser. 00-5, Class A7, 8.2s, 2032	236,080	197,127
Ser. 00-5, Class A6, 7.96s, 2032	256,877	220,914
Ser. 02-1, Class M1F, 7.954s, 2033	112,000	121,059
Ser. 02-2, Class M1, 7.424s, 2033	32,000	32,067
Ser. 01-1, Class A5, 6.99s, 2031	556,713	566,455
FRB Ser. 02-1, Class M1A, 2.311s, 2033	356,000	312,851
Countrywide Asset Backed Certificates FRB Ser. 04-6,
Class 2A5, 0.64s, 2034	34,705	32,330
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.42s, 2036	230,000	145,801
GE Business Loan Trust 144A Ser. 04-2, Class D,
3.005s, 2032	52,254	10,451
Green Tree Financial Corp.
Ser. 94-4, Class B2, 8.6s, 2019	73,439	37,857
Ser. 96-6, Class M1, 7.95s, 2027	173,000	174,730
Ser. 99-5, Class A5, 7.86s, 2029	219,405	200,756
Ser. 97-6, Class A9, 7.55s, 2029	22,440	24,534
Ser. 97-6, Class M1, 7.21s, 2029	73,000	61,856
Ser. 93-3, Class B, 6.85s, 2018	5,807	5,235
Ser. 99-3, Class A7, 6.74s, 2031	11,000	11,000
Ser. 99-2, Class A7, 6.44s, 2030	110,523	111,825
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031	524,767	540,510
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.51s, 2036	65,047	25,355
Mid-State Trust Ser. 11, Class B, 8.221s, 2038	32,176	30,725
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033	34,994	35,100
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.41s, 2036	66,695	36,149
FRB Ser. 06-2, Class A2C, 0.4s, 2036	82,000	45,514
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022	50,176	40,322
Ser. 95-B, Class B1, 7.55s, 2021	14,697	10,683
Ser. 98-A, Class M, 6.825s, 2028	31,000	28,653
Ser. 01-E, Class A4, 6.81s, 2031	269,294	241,187
Ser. 01-C, Class A3, 6.61s, 2021	416,860	240,737
Ser. 99-B, Class A3, 6.45s, 2017	28,150	27,534
Ser. 01-E, Class A3, 5.69s, 2031	133,441	111,090
Ser. 02-C, Class A1, 5.41s, 2032	214,509	208,610
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030	41,707	40,456
Residential Asset Mortgage Products, Inc. FRB Ser.
07-RZ1, Class A2, 0.41s, 2037	114,000	74,371
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.46s, 2036	139,000	53,761

Total asset-backed securities (cost $5,270,639)		$4,944,145

INVESTMENT COMPANIES (1.3%)(a)
	Shares	Value

BlackRock Kelso Capital Corp.	2,385	$24,160
Financial Select Sector SPDR Fund	33,600	551,376
Harris & Harris Group, Inc. (NON)	9,005	48,447
iShares MSCI EAFE Index Fund (S)	1,481	88,993
MCG Capital Corp.	11,139	72,404
NGP Capital Resources Co.	3,795	36,584
SPDR S&P 500 ETF Trust (S)	18,555	2,458,723

Total investment companies (cost $2,983,636)		$3,280,687

SENIOR LOANS (0.2%)(a)(c)
	Principal amount	Value

Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.761s, 2014	$118,465	$99,511
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.55s, 2014	14,733	14,105
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	28,263	25,042
First Data Corp. bank term loan FRN Ser. B3, 3.002s,
2014	117,060	112,003
Caesars Entertainment OP bank term loan FRN Ser. B2,
3.303s, 2015	14,523	13,432

Health Management Associates, Inc. bank term loan FRN
2.053s, 2014			8,364	8,236
IASIS Healthcare, LLC bank term loan FRN 7.62s, 2014			1,151	1,140
IASIS Healthcare, LLC bank term loan FRN Ser. B,
2.262s, 2014			12,124	12,010
IASIS Healthcare, LLC bank term loan FRN Ser. DD,
2.262s, 2014			4,196	4,157
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom)			39,576	40,676
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom)			39,600	40,701
Intelsat Jackson Holdings SA bank term loan FRN
3.303s, 2014 (Luxembourg)			85,000	83,247
National Bedding Co., LLC bank term loan FRN Ser. B,
3.818s, 2013			6,385	6,361
Polypore, Inc. bank term loan FRN Ser. B, 2.27s, 2014			17,013	16,757
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.786s, 2014			17,414	14,655
Univision Communications, Inc. bank term loan FRN
4.512s, 2017			17,604	17,120
West Corp. bank term loan FRN Ser. B2, 2.743s, 2013			3,623	3,602
West Corp. bank term loan FRN Ser. B5, 4.618s, 2016			8,811	8,818

Total senior loans (cost $510,357)				$521,573

CONVERTIBLE BONDS AND NOTES (0.1%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$31,000	$31,969
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024			30,000	33,300
Altra Holdings, Inc. 144A cv. company guaranty sr.
unsec. notes 2 3/4s, 2031			9,000	9,878
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)			15,000	21,647
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			6,000	10,883
General Growth Properties, Inc. 144A cv. escrow
funding bonds zero %, 2027 (F) (R)			110,000	138
Meritor, Inc. cv. company guaranty sr. unsec. notes
4s, 2027			45,000	44,381
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			22,000	28,105
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036			35,000	38,076

Total convertible bonds and notes (cost $200,125)				$218,377

PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			128	$119,104
GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			1,600	40,800

Total preferred stocks (cost $122,346)				$159,904

CONVERTIBLE PREFERRED STOCKS (--%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			690	$48,783
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.			1,280	25,676
General Motors Co. Ser. B, $2.375 cv. pfd.			943	45,441
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			140	77

Total convertible preferred stocks (cost $237,006)				$119,977

MUNICIPAL BONDS AND NOTES (--%)(a)
			Principal amount	Value

IL State G.O. Bonds
4.421s, 1/1/15			$20,000	$19,952
4.071s, 1/1/14			50,000	50,063

Total municipal bonds and notes (cost $70,000)				$70,015

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Aventine Renewable Energy Holdings, Inc. (F)	3/15/15	40.94	57	$--
Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	0.01	7,932	1,904

Total warrants (cost $29,774)				$1,904

SHORT-TERM INVESTMENTS (22.4%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)			15,121,086	$15,121,086
Putnam Money Market Liquidity Fund 0.13% (e)			30,546,290	30,546,290
U.S. Treasury Bills, for effective yields ranging from
0.15% to 0.18%, November 17, 2011 (SEG) (SEGSF)			$875,000	874,106
U.S. Treasury Bills, for effective yields ranging from
0.24% to 0.26%, October 20, 2011 (SEG) (SEGSF)			3,200,000	3,196,390
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)			1,425,000	1,423,811
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)			3,570,000	3,568,344

Total short-term investments (cost $54,729,566)				$54,730,027

TOTAL INVESTMENTS

Total investments (cost $274,326,388)(b)	$301,921,436

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $140,136,228) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/20/11	$1,598,029	$1,580,391	$17,638
	Brazilian Real	Sell	4/20/11	1,589	1,540	(49)
	British Pound	Sell	4/20/11	1,618,836	1,628,710	9,874
	Canadian Dollar	Sell	4/20/11	429,293	426,299	(2,994)
	Chilean Peso	Sell	4/20/11	107,343	108,012	669
	Czech Koruna	Sell	4/20/11	241,024	240,640	(384)
	Euro	Sell	4/20/11	3,642,327	3,532,943	(109,384)
	Japanese Yen	Sell	4/20/11	1,624,397	1,651,945	27,548
	Mexican Peso	Sell	4/20/11	69,230	68,752	(478)
	Norwegian Krone	Buy	4/20/11	334,842	331,469	3,373
	Singapore Dollar	Buy	4/20/11	681,358	673,770	7,588
	South African Rand	Buy	4/20/11	3,482	3,433	49
	South Korean Won	Buy	4/20/11	432,687	425,649	7,038
	Swedish Krona	Sell	4/20/11	465,612	463,612	(2,000)
	Swiss Franc	Sell	4/20/11	1,255,023	1,259,665	4,642
	Taiwan Dollar	Buy	4/20/11	58,260	58,633	(373)
	Turkish Lira	Sell	4/20/11	116,626	110,760	(5,866)

Barclays Bank PLC
	Australian Dollar	Buy	4/20/11	160,962	159,471	1,491
	Brazilian Real	Buy	4/20/11	512,314	502,604	9,710
	British Pound	Sell	4/20/11	1,468,325	1,482,859	14,534
	Canadian Dollar	Sell	4/20/11	717,517	712,865	(4,652)
	Chilean Peso	Buy	4/20/11	28,827	29,031	(204)
	Czech Koruna	Sell	4/20/11	37,229	37,093	(136)
	Euro	Buy	4/20/11	1,837,134	1,809,250	27,884
	Hungarian Forint	Buy	4/20/11	742,262	736,053	6,209
	Indian Rupee	Sell	4/20/11	541,558	532,089	(9,469)
	Japanese Yen	Sell	4/20/11	1,521,033	1,531,762	10,729
	Mexican Peso	Sell	4/20/11	43,542	43,282	(260)
	New Zealand Dollar	Sell	4/20/11	133,142	128,509	(4,633)
	Norwegian Krone	Buy	4/20/11	1,091,631	1,086,246	5,385
	Philippines Peso	Buy	4/20/11	231,362	232,214	(852)
	Polish Zloty	Sell	4/20/11	231,966	232,048	82
	Singapore Dollar	Buy	4/20/11	814,536	809,153	5,383
	South Korean Won	Buy	4/20/11	548,761	537,112	11,649
	Swedish Krona	Sell	4/20/11	733,432	732,190	(1,242)
	Swiss Franc	Sell	4/20/11	794,881	804,289	9,408
	Taiwan Dollar	Sell	4/20/11	103,918	103,563	(355)
	Thai Baht	Buy	4/20/11	228,044	226,591	1,453
	Turkish Lira	Sell	4/20/11	74,886	71,952	(2,934)

Citibank, N.A.
	Australian Dollar	Buy	4/20/11	184,444	180,263	4,181
	Brazilian Real	Sell	4/20/11	219,459	216,345	(3,114)
	British Pound	Buy	4/20/11	2,141,368	2,175,805	(34,437)
	Canadian Dollar	Sell	4/20/11	632,071	627,938	(4,133)
	Chilean Peso	Buy	4/20/11	108,652	109,370	(718)
	Czech Koruna	Buy	4/20/11	106,634	105,973	661
	Danish Krone	Sell	4/20/11	289,323	284,123	(5,200)
	Euro	Buy	4/20/11	1,339,556	1,326,333	13,223
	Hungarian Forint	Buy	4/20/11	131,048	131,172	(124)
	Japanese Yen	Buy	4/20/11	574,919	584,686	(9,767)
	Mexican Peso	Buy	4/20/11	531,185	523,734	7,451
	New Zealand Dollar	Sell	4/20/11	57,497	55,457	(2,040)
	Norwegian Krone	Buy	4/20/11	21,129	20,926	203
	Polish Zloty	Sell	4/20/11	219,785	218,991	(794)
	Singapore Dollar	Buy	4/20/11	246,209	242,916	3,293
	South African Rand	Buy	4/20/11	502,110	493,413	8,697
	South Korean Won	Buy	4/20/11	245,578	241,269	4,309
	Swedish Krona	Buy	4/20/11	617,771	615,756	2,015
	Swiss Franc	Sell	4/20/11	117,982	112,163	(5,819)
	Taiwan Dollar	Buy	4/20/11	298,991	298,144	847
	Turkish Lira	Buy	4/20/11	84,707	81,399	3,308

Credit Suisse AG
	Australian Dollar	Buy	4/20/11	33,206	33,935	(729)
	Brazilian Real	Buy	4/20/11	292,122	286,766	5,356
	British Pound	Sell	4/20/11	1,233,001	1,243,682	10,681
	Canadian Dollar	Sell	4/20/11	562,931	559,321	(3,610)
	Czech Koruna	Buy	4/20/11	1,811	1,800	11
	Euro	Buy	4/20/11	1,538,162	1,504,621	33,541
	Indian Rupee	Sell	4/20/11	81,306	80,334	(972)
	Japanese Yen	Sell	4/20/11	2,620,475	2,664,278	43,803
	Malaysian Ringgit	Buy	4/20/11	367,097	367,266	(169)
	Mexican Peso	Buy	4/20/11	265,895	265,342	553
	Norwegian Krone	Buy	4/20/11	739,752	737,613	2,139
	Polish Zloty	Sell	4/20/11	364,336	364,165	(171)
	South African Rand	Buy	4/20/11	190,468	187,713	2,755
	South Korean Won	Buy	4/20/11	676,209	667,773	8,436
	Swedish Krona	Sell	4/20/11	1,491,830	1,485,123	(6,707)
	Swiss Franc	Sell	4/20/11	1,053,547	1,061,177	7,630
	Taiwan Dollar	Sell	4/20/11	120,595	120,183	(412)
	Turkish Lira	Buy	4/20/11	277,060	266,567	10,493

Deutsche Bank AG
Australian Dollar	Buy	4/20/11	129,721	126,735	2,986
Brazilian Real	Buy	4/20/11	120,455	118,471	1,984
British Pound	Sell	4/20/11	884,593	889,727	5,134
Canadian Dollar	Buy	4/20/11	590,381	586,348	4,033
Chilean Peso	Buy	4/20/11	19,982	20,090	(108)
Czech Koruna	Sell	4/20/11	80,847	80,197	(650)
Euro	Buy	4/20/11	493,745	482,616	11,129
Hungarian Forint	Buy	4/20/11	397,254	394,767	2,487
Malaysian Ringgit	Buy	4/20/11	363,568	363,507	61
Mexican Peso	Buy	4/20/11	112,948	110,894	2,054
New Zealand Dollar	Sell	4/20/11	118,272	114,130	(4,142)
Norwegian Krone	Buy	4/20/11	666,280	663,386	2,894
Philippines Peso	Buy	4/20/11	230,874	231,564	(690)
Polish Zloty	Sell	4/20/11	497,939	493,252	(4,687)
Singapore Dollar	Buy	4/20/11	505,744	500,931	4,813
South Korean Won	Buy	4/20/11	407,940	400,999	6,941
Swedish Krona	Sell	4/20/11	379,516	377,552	(1,964)
Swiss Franc	Buy	4/20/11	60,792	44,101	16,691
Taiwan Dollar	Buy	4/20/11	963	959	4
Turkish Lira	Buy	4/20/11	134,459	131,107	3,352

Goldman Sachs International
Australian Dollar	Buy	4/20/11	1,201,418	1,180,401	21,017
British Pound	Sell	4/20/11	598,349	607,920	9,571
Canadian Dollar	Sell	4/20/11	337,346	335,114	(2,232)
Chilean Peso	Buy	4/20/11	32,811	33,022	(211)
Euro	Sell	4/20/11	3,167,037	3,094,052	(72,985)
Hungarian Forint	Buy	4/20/11	406,367	406,088	279
Japanese Yen	Sell	4/20/11	2,815,063	2,862,977	47,914
Norwegian Krone	Buy	4/20/11	244,315	241,642	2,673
Polish Zloty	Sell	4/20/11	164,161	163,982	(179)
South African Rand	Buy	4/20/11	20,540	20,070	470
Swedish Krona	Sell	4/20/11	471,243	470,475	(768)
Swiss Franc	Sell	4/20/11	534,141	526,214	(7,927)

HSBC Bank USA, National Association
Australian Dollar	Sell	4/20/11	850,034	830,882	(19,152)
British Pound	Sell	4/20/11	4,095,240	4,160,756	65,516
Euro	Buy	4/20/11	968,893	967,426	1,467
Indian Rupee	Sell	4/20/11	81,306	80,121	(1,185)
Japanese Yen	Sell	4/20/11	785,443	798,821	13,378
New Zealand Dollar	Sell	4/20/11	426,573	411,551	(15,022)
Norwegian Krone	Buy	4/20/11	627,426	621,006	6,420
Philippines Peso	Buy	4/20/11	230,874	231,296	(422)
Singapore Dollar	Buy	4/20/11	974,603	967,261	7,342
South Korean Won	Buy	4/20/11	180,504	179,597	907
Swiss Franc	Buy	4/20/11	47,040	46,332	708
Taiwan Dollar	Sell	4/20/11	99,268	99,299	31

JPMorgan Chase Bank, N.A.
Australian Dollar	Buy	4/20/11	2,023,501	1,989,606	33,895
Brazilian Real	Buy	4/20/11	139,522	137,158	2,364
British Pound	Sell	4/20/11	281,746	263,652	(18,094)
Canadian Dollar	Buy	4/20/11	34,467	34,238	229
Chilean Peso	Sell	4/20/11	126,964	125,964	(1,000)
Czech Koruna	Sell	4/20/11	146,577	145,743	(834)
Euro	Buy	4/20/11	2,051,355	2,003,124	48,231
Hong Kong Dollar	Sell	4/20/11	250,041	249,766	(275)
Hungarian Forint	Buy	4/20/11	106,106	102,148	3,958
Japanese Yen	Buy	4/20/11	271,003	282,117	(11,114)
Malaysian Ringgit	Buy	4/20/11	323,461	323,770	(309)
Mexican Peso	Buy	4/20/11	202,375	198,705	3,670
New Zealand Dollar	Sell	4/20/11	138,861	133,965	(4,896)
Norwegian Krone	Buy	4/20/11	503,657	498,714	4,943
Polish Zloty	Buy	4/20/11	107,622	106,597	1,025
Singapore Dollar	Sell	4/20/11	397,710	400,559	2,849
South African Rand	Buy	4/20/11	449,683	442,042	7,641
South Korean Won	Buy	4/20/11	75,311	74,353	958
Swedish Krona	Sell	4/20/11	632,109	628,120	(3,989)
Swiss Franc	Sell	4/20/11	814,199	816,062	1,863
Taiwan Dollar	Buy	4/20/11	31,135	31,344	(209)
Thai Baht	Buy	4/20/11	231,011	229,475	1,536
Turkish Lira	Sell	4/20/11	151,323	145,321	(6,002)

Royal Bank of Scotland PLC (The)
Australian Dollar	Buy	4/20/11	1,268,141	1,245,118	23,023
Brazilian Real	Buy	4/20/11	402,188	399,962	2,226
British Pound	Sell	4/20/11	7,702,403	7,806,926	104,523
Canadian Dollar	Sell	4/20/11	751,881	746,991	(4,890)
Chilean Peso	Sell	4/20/11	5,946	5,980	34
Czech Koruna	Sell	4/20/11	110,639	110,553	(86)
Euro	Buy	4/20/11	3,687,755	3,615,594	72,161
Hungarian Forint	Buy	4/20/11	380,519	380,315	204
Indian Rupee	Sell	4/20/11	443,486	437,503	(5,983)
Japanese Yen	Sell	4/20/11	1,095,255	1,100,642	5,387
Malaysian Ringgit	Buy	4/20/11	367,064	367,354	(290)
Mexican Peso	Buy	4/20/11	540,162	535,230	4,932
New Zealand Dollar	Sell	4/20/11	280,620	276,007	(4,613)
Norwegian Krone	Buy	4/20/11	583,248	575,469	7,779
Polish Zloty	Buy	4/20/11	53,089	52,992	97

	Singapore Dollar	Buy	4/20/11	424,441	420,173	4,268
	South African Rand	Buy	4/20/11	352,826	346,168	6,658
	South Korean Won	Buy	4/20/11	458,588	450,359	8,229
	Swedish Krona	Buy	4/20/11	604,907	604,916	(9)
	Swiss Franc	Sell	4/20/11	913,300	922,944	9,644
	Taiwan Dollar	Sell	4/20/11	85,445	85,371	(74)
	Turkish Lira	Buy	4/20/11	85,935	85,892	43

State Street Bank and Trust Co.
	Australian Dollar	Buy	4/20/11	490,333	485,367	4,966
	Brazilian Real	Buy	4/20/11	383,120	376,119	7,001
	British Pound	Sell	4/20/11	1,259,023	1,263,403	4,380
	Canadian Dollar	Sell	4/20/11	1,631,931	1,620,820	(11,111)
	Euro	Buy	4/20/11	336,167	326,519	9,648
	Hungarian Forint	Buy	4/20/11	405,625	401,257	4,368
	Japanese Yen	Sell	4/20/11	700,809	712,449	11,640
	Malaysian Ringgit	Buy	4/20/11	381,939	382,405	(466)
	Mexican Peso	Buy	4/20/11	266,802	261,916	4,886
	Norwegian Krone	Buy	4/20/11	1,024,387	1,014,244	10,143
	Philippines Peso	Buy	4/20/11	230,874	232,003	(1,129)
	Polish Zloty	Buy	4/20/11	143,108	143,033	75
	Singapore Dollar	Buy	4/20/11	458,152	453,806	4,346
	South African Rand	Buy	4/20/11	274,767	270,796	3,971
	Swedish Krona	Sell	4/20/11	375,012	373,688	(1,324)
	Swiss Franc	Sell	4/20/11	1,255,787	1,260,305	4,518
	Taiwan Dollar	Buy	4/20/11	177,814	176,984	830
	Thai Baht	Buy	4/20/11	231,014	229,629	1,385

UBS AG
	Australian Dollar	Buy	4/20/11	832,014	829,169	2,845
	Brazilian Real	Buy	4/20/11	545,805	542,572	3,233
	British Pound	Sell	4/20/11	683,484	694,448	10,964
	Canadian Dollar	Sell	4/20/11	2,356,878	2,344,456	(12,422)
	Czech Koruna	Sell	4/20/11	112,907	112,713	(194)
	Euro	Buy	4/20/11	4,505,883	4,364,935	140,948
	Hungarian Forint	Buy	4/20/11	429,977	428,314	1,663
	Indian Rupee	Sell	4/20/11	450,676	444,475	(6,201)
	Japanese Yen	Sell	4/20/11	2,849,727	2,897,752	48,025
	Mexican Peso	Buy	4/20/11	667,210	660,901	6,309
	New Zealand Dollar	Sell	4/20/11	276,731	272,258	(4,473)
	Norwegian Krone	Buy	4/20/11	1,208,646	1,200,107	8,539
	Polish Zloty	Buy	4/20/11	143,848	143,424	424
	Singapore Dollar	Buy	4/20/11	993,878	985,921	7,957
	South African Rand	Buy	4/20/11	136,506	134,524	1,982
	South Korean Won	Buy	4/20/11	546,855	535,043	11,812
	Swedish Krona	Sell	4/20/11	1,679,265	1,671,504	(7,761)
	Swiss Franc	Sell	4/20/11	1,910,202	1,920,589	10,387
	Taiwan Dollar	Sell	4/20/11	2,021	2,019	(2)
	Thai Baht	Buy	4/20/11	228,044	226,446	1,598
	Turkish Lira	Buy	4/20/11	270,405	269,051	1,354

Westpac Banking Corp.
	Australian Dollar	Sell	4/20/11	832,324	788,633	(43,691)
	British Pound	Sell	4/20/11	1,302,233	1,323,038	20,805
	Canadian Dollar	Buy	4/20/11	408,241	400,368	7,873
	Euro	Buy	4/20/11	330,985	321,697	9,288
	Japanese Yen	Sell	4/20/11	2,853,774	2,902,269	48,495
	New Zealand Dollar	Buy	4/20/11	83,652	78,895	4,757
	Norwegian Krone	Buy	4/20/11	1,200,861	1,194,036	6,825
	Swedish Krona	Sell	4/20/11	1,187,307	1,171,676	(15,631)
	Swiss Franc	Sell	4/20/11	234,667	237,328	2,661

Total						$866,872

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Amsterdam Exchange index (Short)	7	$723,856	Apr-11	$4,987
Australian Government Treasury Bond 3 yr (Short)	17	4,516,328	Jun-11	(41)
Australian Government Treasury Bond 10 yr (Long)	8	5,876,955	Jun-11	(501)
Canadian Government Bond 10 yr (Short)	26	3,220,811	Jun-11	13,599
DAX Index (Long)	10	2,512,956	Jun-11	16,076
Euro STOXX 50 Index (Short)	153	6,179,092	Jun-11	(122,049)
Euro-Bobl 5 yr (Long)	1	162,695	Jun-11	(160)
Euro-Bund 10 yr (Short)	1	172,224	Jun-11	536
Euro-Buxl 30yr Bond (Long)	1	144,476	Jun-11	(3,240)
Euro-CAC 40 Index (Short)	31	1,756,900	Apr-11	(11,307)
Euro-Dollar 90 day (Short)	29	7,188,013	Mar-12	10,078
Euro-Schatz 2 yr (Long)	11	1,674,211	Jun-11	52
Euro-Swiss Franc 3 Month (Short)	17	4,607,355	Dec-11	213
Euro-Swiss Franc 3 Month (Short)	17	4,570,252	Dec-12	539
Euro-Swiss Franc 3 Month (Short)	17	4,582,774	Jun-12	4,441
Euro-Swiss Franc 3 Month (Short)	17	4,597,152	Mar-12	922
Euro-Swiss Franc 3 Month (Short)	17	4,616,631	Sep-11	622
FTSE 100 Index (Long)	5	472,702	Jun-11	(3,329)
FTSE 100 Index (Short)	33	3,119,832	Jun-11	(67,957)
FTSE/MIB Index (Long)	5	758,058	Jun-11	6,479
IBEX 35 Index (Short)	3	450,213	Apr-11	7,477
Japanese Government Bond 10 yr (Short)	3	5,039,119	Jun-11	(24,932)
Japanese Government Bond 10 yr Mini (Long)	10	1,679,947	Jun-11	7,451
MSCI EAFE Index E-Mini (Long)	10	843,500	Jun-11	11,980
NASDAQ 100 Index E-Mini (Short)	36	1,682,100	Jun-11	(20,232)
OMXS 30 Index (Short)	66	1,174,680	Apr-11	(49,554)
Russell 2000 Index Mini (Short)	82	6,901,940	Jun-11	(167,325)
S&P 500 Index (Long)	1	330,250	Jun-11	(679)
S&P 500 Index E-Mini (Long)	390	25,759,500	Jun-11	196,682
S&P 500 Index E-Mini (Short)	18	1,188,900	Jun-11	(9,486)
S&P Mid Cap 400 Index E-Mini (Long)	57	5,625,900	Jun-11	165,186
S&P Mid Cap 400 Index E-Mini (Short)	21	2,072,700	Jun-11	(9,569)
S&P/TSX 60 Index (Long)	2	333,354	Jun-11	313
SGX MSCI Singapore Index (Short)	9	523,831	Apr-11	(11,036)
SPI 200 Index (Short)	15	1,890,965	Jun-11	(63,784)
Tokyo Price Index (Long)	20	2,084,738	Jun-11	(177,527)
Tokyo Price Index (Short)	33	3,439,817	Jun-11	292,563
U.K. Gilt 10 yr (Short)	63	11,859,455	Jun-11	(133,068)
U.S. Treasury Bond 20 yr (Long)	78	9,374,625	Jun-11	21,102
U.S. Treasury Bond 30 yr (Long)	16	1,977,000	Jun-11	33,556
U.S. Treasury Bond 30 yr (Short)	4	494,250	Jun-11	(8,258)
U.S. Treasury Note 2 yr (Long)	11	2,399,375	Jun-11	(1,083)
U.S. Treasury Note 2 yr (Short)	182	39,698,750	Jun-11	(3,143)
U.S. Treasury Note 5 yr (Long)	135	15,766,523	Jun-11	71,556
U.S. Treasury Note 5 yr (Short)	171	19,970,930	Jun-11	(128,364)
U.S. Treasury Note 10 yr (Long)	163	19,402,094	Jun-11	132,518

Total				$(17,696)

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $2,492,377) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	$877,000	Aug-11/4.7	$2,026
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	877,000	Aug-11/4.7	74,466
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	874,000	Aug-11/4.55	63,566
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	874,000	Aug-11/4.55	3,566
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	1,141,000	Aug-11/4.475	5,728
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	1,141,000	Aug-11/4.475	76,470
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	1,319,000	Jul-11/4.5475	98,002
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	1,319,000	Jul-11/4.5475	3,363
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	190,358
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	2,638,000	Jul-11/4.52	7,281
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	1,748,000	Aug-11/4.49	119,284
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	1,748,000	Aug-11/4.49	8,233
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.46	9,199
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,813,000	Jul-11/4.46	189,990
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	2,813,000	Jul-11/4.525	7,651
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	2,813,000	Jul-11/4.525	204,083
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	4,219,500	Jul-11/4.745	6,793
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.	4,219,500	Jul-11/4.745	378,151
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.	1,966,000	May-12/5.51	243,066
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	1,966,000	May-12/5.51	16,431

Total			$1,707,707

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $15,407,344) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 3 1/2s, TBA, April 1, 2041	$3,000,000	4/13/11	$2,819,297
FHLMC, 4s, TBA, April 1, 2041	3,000,000	4/13/11	2,945,859
FNMA, 5 1/2s, TBA, April 1, 2041	9,000,000	4/13/11	9,625,781

Total			$15,390,937

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

			Upfront		Payments	Payments	Unrealized
Swap counterparty /			premium	Termination	made by	received by	appreciation/
Notional amount			received (paid)	date	fund per annum	fund per annum	(depreciation)

Citibank, N.A.
	$1,329,400		$364	12/10/12	3 month USD-LIBOR-BBA	0.81%	$4,350

	400,000		--	3/4/41	3 month USD-LIBOR-BBA	4.335%	4,836

	7,100,000		--	3/4/13	3 month USD-LIBOR-BBA	0.88625%	738

	2,900,000		--	3/4/16	2.3875%	3 month USD-LIBOR-BBA	(4,263)

Credit Suisse International
	2,996,500		(3,994)	3/14/16	3 month USD-LIBOR-BBA	2.35%	(8,114)

MXN	5,250,000		--	7/21/20	1 month MXN-TIIE-BANXICO	6.895%	(28,024)

	$1,854,700		161	2/24/20	3.54%	3 month USD-LIBOR-BBA	(27,318)

	1,036,500		132	2/24/21	3 month USD-LIBOR-BBA	3.69%	17,059

Deutsche Bank AG
	10,082,000		(12,460)	2/3/14	2.25%	3 month USD-LIBOR-BBA	(274,828)

	10,503,300		(27,689)	3/10/19	3.58%	3 month USD-LIBOR-BBA	(313,055)

MXN	5,250,000		--	7/17/20	1 month MXN-TIIE-BANXICO	6.95%	(26,205)

Goldman Sachs International
	$17,498,800		(98,924)	2/15/25	3 month USD-LIBOR-BBA	4.2%	499,630

JPMorgan Chase Bank, N.A.
	3,762,800		454	2/16/13	3 month USD-LIBOR-BBA	1.04%	14,776

	2,272,900		(996)	2/16/16	3 month USD-LIBOR-BBA	2.58%	27,373

	2,595,300		3,936	2/16/21	3.76%	3 month USD-LIBOR-BBA	(56,732)

	2,051,100		12,667	2/16/41	4.49%	3 month USD-LIBOR-BBA	(71,282)

	784,800		2,415	2/18/41	4.43%	3 month USD-LIBOR-BBA	(21,353)

	12,010,300		(5,744)	3/11/13	3 month USD-LIBOR-BBA	0.91%	(2,801)

	10,000,000		--	12/6/12	3 month USD-LIBOR-BBA	0.78375%	26,287

	2,600,000		--	1/4/21	3.4675%	3 month USD-LIBOR-BBA	(8,133)

	5,300,000		--	1/4/13	3 month USD-LIBOR-BBA	0.8575%	11,451

MXN	750,000		--	7/16/20	1 month MXN-TIIE-BANXICO	6.99%	(3,564)

	$2,052,600		(1,451)	1/31/21	3.51%	3 month USD-LIBOR-BBA	(9,682)

JPY	56,400,000	(E)	--	7/28/29	6 month JPY-LIBOR-BBA	2.67%	(8,920)

JPY	75,800,000	(E)	--	7/28/39	2.40%	6 month JPY-LIBOR-BBA	13,385

	$6,700,000		--	2/7/13	3 month USD-LIBOR-BBA	0.916%	12,307

MXN	1,330,000		--	11/4/20	1 month MXN-TIIE-BANXICO	6.75%	(8,541)

Total							$(240,623)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Fixed payments	Total return	Unrealized
Swap counterparty /			Termination	received (paid) by	received by	appreciation/
Notional amount			date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$2,905,107		1/12/40	5.00% (1 month	Synthetic TRS	$36,624
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	92,299		1/12/40	5.00% (1 month	Synthetic TRS	1,164
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

Citibank, N.A.
basket	36,321		3/28/12	(3 month USD-	A basket	75,474
				LIBOR-BBA)	(CGPUTNAT)
					of common stocks

	$1,494	(F)	2/22/12	(1 month USD-	MSCI Daily Total	48,479
				LIBOR-BBA plus	Return Net
				0.45%)	Brazil USD Index

	1,431	(F)	2/22/12	(1 month USD-	MSCI Daily Total	46,422
				LIBOR-BBA plus	Return Net
				0.50%)	Brazil USD Index

	406	(F)	2/22/12	(1 month USD-	MSCI Daily Total	13,161
				LIBOR-BBA plus	Return Net
				0.50%)	Brazil USD Index

Goldman Sachs International
baskets	85		9/26/11	(1 month USD-	A basket	(383)
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

JPMorgan Chase Bank, N.A.
shares	122,265		10/20/11	(3 month USD-	iShares MSCI	209,976
				LIBOR-BBA plus	Emerging Markets
				5 bp)	Index

Total						$430,917

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures ("ASC 820") based on the securities' valuation inputs.

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront				Fixed payments
		premium			Termi-	received	Unrealized
Swap counterparty /		received		Notional	nation	(paid) by fund	appreciation/
Referenced debt*	Rating***	(paid)**		amount	date	per annum	(depreciation)

Bank of America, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	$(166,343)		$7,393,000	6/20/16	500 bp	$279

Citibank, N.A.
DJ CDX NA IG Series 16
Version 1 Index	BBB+	(4,758)		2,045,000	6/20/16	100 bp	575

Credit Suisse International
DJ CDX NA HY Series 16
Version 1 Index	B+	(90,957)		4,410,000	6/20/16	500 bp	8,435

DJ CMB NA CMBX AJ Index	--	(120,890)		376,000	2/17/51	(96 bp)	(44,181)

Deutsche Bank AG
DJ CDX NA HY Series 15
Version 1 Index	B+	5,625		180,000	12/20/15	500 bp	12,142

Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		135,000	12/20/13	112 bp	1,322

Smurfit Kappa Funding,
7 3/4%, 4/1/15	B2	--	EUR	90,000	9/20/13	715 bp	17,922

Universal Corp., 5.2%,
10/15/13	--	--		$115,000	3/20/15	(95 bp)	5,297

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	125,000	9/20/13	477 bp	14,264

Virgin Media Finance
PLC, 8 3/4%, 4/15/14	BB-	--	EUR	125,000	9/20/13	535 bp	16,765

Goldman Sachs International
CSC Holdings, Inc.,
7 5/8%, 7/15/18	Ba3	--		$65,000	9/20/13	495 bp	5,205

Lighthouse
International Co, SA,
8%, 4/30/14	Caa2	--	EUR	110,000	3/20/13	680 bp	(80,149)

Southern California
Edison Co., 7 5/8%,
1/15/10	A3	--		$90,000	12/20/13	118.1 bp	983

JPMorgan Chase Bank, N.A.
DJ CDX NA HY Series 16
Version 1 Index	B+	(67,096)		2,982,000	6/20/16	500 bp	(301)

Merrill Lynch International
Pacific Gas & Electric
Co., 4.8%, 3/1/14	A3	--		145,000	12/20/13	113 bp	1,459

Morgan Stanley Capital Services, Inc.
DJ iTraxx Europe
Crossover Series 12
Version 1	--	(3,736)	EUR	314,000	12/20/14	(500 bp)	(32,960)

Universal Corp., 5.2%,
10/15/13	--	--		$345,000	3/20/13	(89 bp)	4,353

Total							$(68,590)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2011.

Key to holding's currency abbreviations

BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
MXN	Mexican Peso
SEK	Swedish Krona

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
GMTN	Global Medium Term Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNC	Medium Term Notes Class C
MTNI	Medium Term Notes Class I
OJSC	Open Joint Stock Company
PO	Principal Only
SDR	Swedish Depository Receipts
SPDR	S&P 500 Index Depository Receipts
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $244,124,362.

(b) The aggregate identified cost on a tax basis is $276,688,726, resulting in gross unrealized appreciation and depreciation of $30,617,843 and $5,385,133, respectively, or net unrealized appreciation of $25,232,710.

(NON) Non-income-producing security.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $14,789,156. The fund received cash collateral of $15,121,086 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $12,802 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $39,801,559 and $46,970,074, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized

7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $145,577,573 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, ADS or SDR, after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The rates shown on FRB and FRN, are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk, to equitize cash, and to manage exposure to market risk.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.” Outstanding number of contracts on futures contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, and to generate additional income for the portfolio.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. The fund did not have any activity on purchased options contracts during the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk, and to gain exposure on currency. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to credit risk, to gain exposure to specific markets/countries, to gain exposure to specific sectors/industries, to gain exposure to rates of inflation in specific regions/countries, and to hedge inflation in specific regions/countries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates, and to hedge prepayment risk. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $123,900,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund enters into credit default contracts to hedge credit risk, to hedge market risk, and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. Outstanding notional amount on credit default swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $781,298 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,645,894 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $2,525,187.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Basic materials	$9,628,172	$--	$--

	Capital goods	8,050,201	--	--

	Communication services	5,508,372	--	--

	Conglomerates	2,860,468	--	--

	Consumer cyclicals	15,233,893	44,226	170

	Consumer staples	10,374,822	--	--

	Energy	14,011,867	5,792	--

	Financials	18,008,980	--	--

	Health care	12,688,588	--	--

	Miscellaneous	2,826	--	--

	Technology	19,874,077	--	--

	Transportation	1,490,355	--	--

	Utilities and power	4,248,022	--	--

Total common stocks		121,980,643	50,018	170

Asset-backed securities		--	4,944,145	--

Commodity linked notes		--	5,429,282	--

Convertible bonds and notes		--	218,239	138

Convertible preferred stocks		--	119,977	--

Corporate bonds and notes		--	39,433,504	38,307

Foreign government bonds and notes		--	11,292,395	--

Investment Companies		3,280,687	--	--

Mortgage-backed securities		--	12,642,108	--

Municipal bonds and notes		--	70,015	--

Preferred stocks		--	159,904	--

Senior loans		--	521,573	--

U.S. Government and Agency Mortgage Obligations		--	46,986,737	--

U.S. Treasury Obligations		--	21,663	--

Warrants		--	--	1,904

Short-term investments		30,546,290	24,183,737	--

Totals by level		$155,807,620	$146,073,297	$40,519

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$866,872	$--

Futures contracts		(17,696)	--	--

Written options		--	(1,707,707)	--

TBA sale commitments		--	(15,390,937)	--

Interest rate swap contracts		--	(109,494)	--

Total return swap contracts		--	430,917	--

Credit default contracts		--	379,565	--

Totals by level		$(17,696)	$(15,530,784)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$488,938	$109,373

Foreign exchange contracts	1,391,449	524,577

Equity contracts	1,097,159	714,217

Interest rate contracts	1,069,078	2,854,096

Total	$4,046,624	$4,202,263

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Equity Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (98.2%)(a)
	Shares	Value

Airlines (0.8%)
Cathay Pacific Airways, Ltd. (Hong Kong)	434,000	$1,039,949
Qantas Airways, Ltd. (Australia) (NON)	417,257	942,821
		1,982,770

Auto components (0.2%)
Autoliv, Inc. (Sweden)	7,200	534,456
		534,456

Automobiles (2.4%)
Dongfeng Motor Group Co., Ltd. (China)	1,126,000	1,916,473
Fiat SpA (Italy)	60,644	550,291
Ford Motor Co. (NON)	32,200	480,102
Kia Motors Corp. (South Korea)	25,225	1,586,695
Nissan Motor Co., Ltd. (Japan)	162,500	1,443,488
		5,977,049

Chemicals (4.2%)
Agrium, Inc. (Canada)	13,700	1,266,193
Ashland, Inc. (S)	61,095	3,528,847
BASF SE (Germany)	21,215	1,838,612
CF Industries Holdings, Inc.	4,200	574,518
Honam Petrochemical Corp. (South Korea)	6,204	2,191,577
Nitto Denko Corp. (Japan)	19,300	1,024,470
		10,424,217

Commercial banks (5.8%)
Banco Santander Brasil (Unit) (Brazil)	279,700	3,395,292
BNP Paribas SA (France)	25,859	1,895,175
Bond Street Holdings, LLC 144A Class A (F)(NON)	7,244	148,502
Sberbank OJSC (Russia) (NON)	540,044	2,029,485
Wells Fargo & Co.	220,302	6,983,573
		14,452,027

Commercial services and supplies (1.9%)
R. R. Donnelley & Sons Co.	251,700	4,762,164
		4,762,164

Communications equipment (1.4%)
Research in Motion, Ltd. (Canada) (NON)	31,700	1,794,272
HTC Corp. (Taiwan)	44,000	1,720,708
		3,514,980

Computers and peripherals (0.2%)
Asustek Computer, Inc. (Taiwan)	51,000	441,382
		441,382

Construction and engineering (1.1%)
Aveng, Ltd. (South Africa)	237,930	1,255,143
KBR, Inc.	38,600	1,457,922
		2,713,065

Consumer finance (2.1%)
Capital One Financial Corp.	98,700	5,128,452
		5,128,452

Diversified financial services (2.4%)
Criteria Caixacorp SA (Spain)	199,747	1,411,730
ING Groep NV ADR (Netherlands) (NON) (S)	60,200	765,142
JPMorgan Chase & Co.	86,100	3,969,210
		6,146,082

Diversified telecommunication services (2.8%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	74,200	3,335,785
Verizon Communications, Inc. (S)	95,600	3,684,424
		7,020,209

Electrical equipment (3.3%)
Mitsubishi Electric Corp. (Japan)	527,000	6,229,104
Schneider Electric SA (France)	11,347	1,943,265
		8,172,369

Electronic equipment, instruments, and components (0.9%)
Vishay Intertechnology, Inc. (NON)	124,805	2,214,041

		2,214,041

Energy equipment and services (2.7%)
National Oilwell Varco, Inc. (S)	30,900	2,449,443
Oceaneering International, Inc. (NON)	25,770	2,305,127
Oil States International, Inc. (NON)	24,200	1,842,588
		6,597,158

Food products (1.0%)
Corn Products International, Inc.	45,660	2,366,101
		2,366,101

Health-care providers and services (4.4%)
Aetna, Inc.	186,400	6,976,952
UnitedHealth Group, Inc.	88,200	3,986,640
		10,963,592

Hotels, restaurants, and leisure (1.3%)
Compass Group PLC (United Kingdom)	315,972	2,845,326
Kangwon Land, Inc. (South Korea)	17,760	412,044
		3,257,370

Household durables (0.2%)
Garmin, Ltd.	14,000	474,040
		474,040

Household products (0.5%)
Reckitt Benckiser Group PLC (United Kingdom)	24,981	1,285,106
		1,285,106

Insurance (4.1%)
Allied World Assurance Company Holdings, Ltd.	11,500	720,935
Aviva PLC (United Kingdom)	321,515	2,235,611
AXA SA (France)	235,455	4,930,107
Hartford Financial Services Group, Inc. (The)	42,300	1,139,139
Prudential Financial, Inc.	21,000	1,293,180
		10,318,972

Internet software and services (0.7%)
Telecity Group PLC (United Kingdom) (NON)	214,683	1,753,866
		1,753,866

IT Services (1.8%)
Accenture PLC Class A	71,100	3,908,367
Computer Sciences Corp.	12,800	623,744
		4,532,111

Leisure equipment and products (0.4%)
Sankyo Co., Ltd. (Japan)	21,200	1,088,325
		1,088,325

Machinery (0.8%)
ANDRITZ AG (Austria) (S)	12,190	1,138,852
Fiat Industrial SpA (Italy) (NON)	60,644	872,370
		2,011,222

Media (2.2%)
DIRECTV Class A (NON)	53,900	2,522,520
Fuji Media Holdings, Inc. (Japan)	631	884,068
Vivendi (France)	68,934	1,972,478
		5,379,066

Metals and mining (4.9%)
BHP Billiton, Ltd. (Australia)	23,283	1,123,625
First Quantum Minerals, Ltd. (Canada)	5,400	699,151
Fortescue Metals Group, Ltd. (Australia)	423,134	2,811,287
Freeport-McMoRan Copper & Gold, Inc. Class B	19,600	1,088,780
Rio Tinto PLC (United Kingdom)	42,570	2,994,928
Vedanta Resources PLC (United Kingdom)	40,247	1,538,281
Xstrata PLC (United Kingdom)	85,318	1,997,138
		12,253,190

Oil, gas, and consumable fuels (13.0%)
Chevron Corp.	84,195	9,045,069
CNOOC, Ltd. (China)	234,000	589,587
Gazprom OAO (Russia)	665,481	5,364,316
GS Holdings (South Korea)	11,122	946,985
Inpex Holdings, Inc. (Japan)	250	1,898,772
Lukoil OAO ADR (Russia)	53,076	3,802,895
Nexen, Inc. (Canada)	53,266	1,329,038
Occidental Petroleum Corp.	29,300	3,061,557
OMV AG (Austria)	17,210	779,362
Petroleo Brasileiro SA ADR (Brazil)	17,100	691,353
Sunoco, Inc.	39,700	1,809,923

Surgutneftegaz ADR (Russia)	126,346	1,373,381
Tatneft 144A ADR (Russia) (S)	35,344	1,561,851
		32,254,089

Paper and forest products (1.9%)
Domtar Corp. (Canada) (S)	50,238	4,610,844
		4,610,844

Pharmaceuticals (7.1%)
Astellas Pharma, Inc. (Japan)	60,100	2,228,069
AstraZeneca PLC (United Kingdom)	28,470	1,309,533
Eli Lilly & Co. (S)	60,200	2,117,234
Forest Laboratories, Inc. (NON)	15,000	484,500
Pfizer, Inc.	374,703	7,610,218
Sanofi-Aventis (France)	54,620	3,837,436
		17,586,990

Real estate investment trusts (REITs) (0.3%)
CommonWealth REIT (R)	33,439	868,411
		868,411

Real estate management and development (0.8%)
Henderson Land Development Co., Ltd. (Hong Kong)	76,000	526,650
Hongkong Land Holdings, Ltd. (Hong Kong)	222,000	1,554,000
		2,080,650

Road and rail (3.9%)
Avis Budget Group, Inc. (NON)	95,865	1,716,942
Canadian National Railway Co. (Canada)	90,400	6,826,427
Seino Holdings Co., Ltd. (Japan)	148,000	1,118,729
		9,662,098

Semiconductors and semiconductor equipment (3.1%)
GT Solar International, Inc. (NON) (S)	139,400	1,486,004
Jusung Engineering Co., Ltd. (South Korea) (NON)	79,936	1,308,037
Macronix International Co., Ltd. (Taiwan)	2,802,130	1,858,145
Radiant Opto-Electronics Corp. (Taiwan)	511,000	1,228,562
Samsung Electronics Co., Ltd. (South Korea)	2,044	1,736,641
		7,617,389

Software (4.0%)
Adobe Systems, Inc. (NON) (S)	72,900	2,417,364
CA, Inc.	104,200	2,519,556
Intuit, Inc. (NON)	23,640	1,255,284
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	42,526	1,336,167
Microsoft Corp.	94,376	2,393,375
		9,921,746

Specialty retail (1.6%)
Industria de Diseno Textil (Inditex) SA (Spain)	34,453	2,770,133
Kingfisher PLC (United Kingdom)	289,997	1,145,671
		3,915,804

Textiles, apparel, and luxury goods (2.0%)
Christian Dior SA (France)	4,966	700,472
Coach, Inc.	40,352	2,099,918
LVMH Moet Hennessy Louis Vuitton SA (France)	13,755	2,181,812
		4,982,202

Tobacco (2.7%)
Philip Morris International, Inc.	104,200	6,838,646
		6,838,646

Trading companies and distributors (2.2%)
Mitsui & Co., Ltd. (Japan)	165,000	2,961,182
W.W. Grainger, Inc. (S)	17,700	2,436,936
		5,398,118

Wireless telecommunication services (1.1%)
China Mobile, Ltd. (China)	288,000	2,652,680
		2,652,680

Total common stocks (cost $210,192,299)		$244,153,049

SHORT-TERM INVESTMENTS (9.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	18,599,674	$18,599,674
Putnam Money Market Liquidity Fund 0.13% (e)	3,554,353	3,554,353
SSgA Prime Money Market Fund 0.11% (i)(P)	250,000	250,000
U.S. Treasury Bills with an effective yield of 0.24%,
October 20, 2011 (SEGSF)	$96,000	95,892
U.S. Treasury Bills with an effective yield of 0.21%,
June 2, 2011 (SEGSF)	75,000	74,965

U.S. Treasury Bills with an effective yield of 0.15%,
November 17, 2011 (SEGSF)	199,000	198,797

Total short-term investments (cost $22,773,682)		$22,773,681

TOTAL INVESTMENTS

Total investments (cost $232,965,981)(b)		$266,926,730

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $133,621,296) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	4/20/11	$3,346,779	$3,270,532	$(76,247)
	British Pound	Sell	4/20/11	12,047	12,240	193
	Canadian Dollar	Sell	4/20/11	1,352,581	1,343,151	(9,430)
	Euro	Sell	4/20/11	911,398	884,028	(27,370)
	Norwegian Krone	Sell	4/20/11	867,015	858,282	(8,733)
	Swedish Krona	Sell	4/20/11	155,172	154,506	(666)
	Swiss Franc	Buy	4/20/11	1,911,730	1,883,907	27,823

Barclays Bank PLC
	British Pound	Sell	4/20/11	126,256	127,642	1,386
	Euro	Sell	4/20/11	896,350	869,728	(26,622)
	Hong Kong Dollar	Sell	4/20/11	2,645,639	2,642,592	(3,047)
	Japanese Yen	Buy	4/20/11	1,256,136	1,277,470	(21,334)
	Norwegian Krone	Buy	4/20/11	17,381	17,220	161
	Swedish Krona	Buy	4/20/11	1,127,208	1,124,373	2,835
	Swiss Franc	Buy	4/20/11	471,166	464,069	7,097

Citibank, N.A.
	Australian Dollar	Buy	4/20/11	1,201,005	1,173,780	27,225
	British Pound	Sell	4/20/11	818,735	831,901	13,166
	Canadian Dollar	Buy	4/20/11	1,150,112	1,142,591	7,521
	Danish Krone	Buy	4/20/11	1,167,118	1,146,140	20,978
	Euro	Buy	4/20/11	2,096,073	2,033,332	62,741
	Hong Kong Dollar	Buy	4/20/11	514,713	514,133	580
	Norwegian Krone	Sell	4/20/11	663,437	657,071	(6,366)
	Singapore Dollar	Sell	4/20/11	916,462	912,303	(4,159)
	Swedish Krona	Sell	4/20/11	255,559	254,726	(833)
	Swiss Franc	Buy	4/20/11	3,664,004	3,610,251	53,753

Credit Suisse AG
	Australian Dollar	Sell	4/20/11	349,957	342,102	(7,855)
	British Pound	Sell	4/20/11	822,750	835,869	13,119
	Canadian Dollar	Buy	4/20/11	306,800	304,832	1,968
	Euro	Buy	4/20/11	1,566,128	1,518,731	47,397
	Japanese Yen	Buy	4/20/11	2,936,298	2,985,381	(49,083)
	Norwegian Krone	Buy	4/20/11	2,780,722	2,752,863	27,859
	Swedish Krona	Buy	4/20/11	20,636	20,551	85
	Swiss Franc	Buy	4/20/11	1,009,890	995,289	14,601

Deutsche Bank AG
	Australian Dollar	Sell	4/20/11	2,729,725	2,666,890	(62,835)
	Canadian Dollar	Sell	4/20/11	25,799	25,623	(176)
	Euro	Buy	4/20/11	3,181,517	3,085,860	95,657
	Swedish Krona	Buy	4/20/11	366,700	364,803	1,897
	Swiss Franc	Buy	4/20/11	305,270	300,847	4,423

Goldman Sachs International
	Australian Dollar	Buy	4/20/11	1,414,310	1,382,157	32,153
	British Pound	Buy	4/20/11	68,107	69,197	(1,090)
	Euro	Sell	4/20/11	468,192	454,177	(14,015)
	Japanese Yen	Sell	4/20/11	1,088,367	1,106,891	18,524
	Norwegian Krone	Sell	4/20/11	4,104,773	4,059,864	(44,909)
	Swedish Krona	Buy	4/20/11	378,802	377,167	1,635

HSBC Bank USA, National Association
	Australian Dollar	Sell	4/20/11	3,846,835	3,760,164	(86,671)
	British Pound	Buy	4/20/11	2,681,248	2,724,143	(42,895)
	Euro	Sell	4/20/11	5,126,401	4,973,821	(152,580)
	Hong Kong Dollar	Sell	4/20/11	1,132,306	1,131,054	(1,252)
	Norwegian Krone	Buy	4/20/11	2,234,120	2,211,261	22,859
	Swiss Franc	Sell	4/20/11	553,568	545,230	(8,338)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	4/20/11	5,741,133	5,610,838	130,295
	British Pound	Buy	4/20/11	2,963,155	3,010,421	(47,266)
	Canadian Dollar	Sell	4/20/11	526,503	523,000	(3,503)
	Euro	Sell	4/20/11	3,634,661	3,525,917	(108,744)
	Hong Kong Dollar	Buy	4/20/11	560,895	560,277	618
	Japanese Yen	Buy	4/20/11	478	486	(8)
	Norwegian Krone	Buy	4/20/11	188,677	186,825	1,852
	Singapore Dollar	Buy	4/20/11	2,702,111	2,689,934	12,177
	Swedish Krona	Sell	4/20/11	36,910	36,779	(131)
	Swiss Franc	Sell	4/20/11	2,112,879	2,081,210	(31,669)

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/11	5,082,701	4,959,832	122,869
	British Pound	Buy	4/20/11	1,505,110	1,529,053	(23,943)
	Canadian Dollar	Sell	4/20/11	272,023	270,123	(1,900)
	Euro	Sell	4/20/11	1,204,834	1,168,236	(36,598)
	Israeli Shekel	Buy	4/20/11	317,608	305,738	11,870
	Japanese Yen	Sell	4/20/11	10,335,005	10,512,358	177,353
	Swedish Krona	Buy	4/20/11	545,966	543,776	2,190
	Swiss Franc	Buy	4/20/11	1,969,794	1,941,063	28,731

State Street Bank and Trust Co.
	Australian Dollar	Sell	4/20/11	912,184	891,156	(21,028)
	Canadian Dollar	Buy	4/20/11	627,531	623,155	4,376
	Euro	Sell	4/20/11	2,005,927	1,946,350	(59,577)
	Israeli Shekel	Buy	4/20/11	317,579	305,729	11,850

	Norwegian Krone	Sell	4/20/11	905,815	896,595	(9,220)
	Swedish Krona	Buy	4/20/11	1,735,874	1,729,749	6,125

UBS AG
	Australian Dollar	Sell	4/20/11	800,566	782,243	(18,323)
	British Pound	Buy	4/20/11	3,068,528	3,117,892	(49,364)
	Canadian Dollar	Buy	4/20/11	342,609	340,209	2,400
	Euro	Buy	4/20/11	1,191,064	1,155,462	35,602
	Israeli Shekel	Buy	4/20/11	317,579	305,576	12,003
	Norwegian Krone	Buy	4/20/11	2,331,020	2,304,857	26,163
	Swedish Krona	Sell	4/20/11	69,616	69,288	(328)
	Swiss Franc	Buy	4/20/11	1,679,149	1,654,515	24,634

Westpac Banking Corp.
	Australian Dollar	Buy	4/20/11	3,296,918	3,221,314	75,604
	British Pound	Sell	4/20/11	1,842,916	1,872,359	29,443
	Canadian Dollar	Buy	4/20/11	1,627,803	1,617,398	10,405
	Euro	Sell	4/20/11	4,710,025	4,568,677	(141,348)
	Japanese Yen	Sell	4/20/11	552,695	562,171	9,476

Total						$34,216

Key to holding's abbreviations

ADR	American Depository Receipts
OAO	Open Joint Stock Company
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $248,709,869.

(b) The aggregate identified cost on a tax basis is $233,914,899, resulting in gross unrealized appreciation and depreciation of $38,649,888 and $5,638,057, respectively, or net unrealized appreciation of $33,011,831.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,148,955. The fund received cash collateral of $18,599,674 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,441 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $15,228,290 and $15,946,606, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $557,255 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	47.0%
Japan	9.0
France	7.0
United Kingdom	6.9
Canada	6.7
Russia	5.7
South Korea	3.3
Taiwan	2.1

China	2.1
Australia	2.0
Hong Kong	1.8
Spain	1.7
Brazil	1.6
Austria	0.8
Germany	0.7
Italy	0.6
Other	1.0

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $110,000 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $540,818 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $179,885.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$25,608,312	$--	$--

Consumer staples	10,489,853	--	--

Energy	38,851,247	--	--

Financials	38,846,092	--	148,502

Health care	28,550,582	--	--

Industrials	34,701,806	--	--

Information technology	29,995,515	--	--

Materials	27,288,251	--	--

Telecommunication services	9,672,889	--	--

Total common stocks	244,004,547	--	148,502

Short-term investments	3,804,353	18,969,328	--

Totals by level	$247,808,900	$18,969,328	$148,502

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$34,216	$--

Totals by level	$--	$34,216	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,243,672	$1,209,456

Total	$1,243,672	$1,209,456

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Health Care Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Biotechnology (27.5%)
Acorda Therapeutics, Inc. (NON) (S)	24,500	$568,400
Amarin Corp. PLC ADR (United Kingdom) (NON) (S)	49,500	361,350
Amgen, Inc. (NON)	30,200	1,614,190
Amylin Pharmaceuticals, Inc. (NON)	30,900	351,333
Arqule, Inc. (NON)	62,995	451,044
AVEO Pharmaceuticals, Inc. (NON)	63,885	855,420
BioMarin Pharmaceuticals, Inc. (NON) (S)	31,600	794,108
CSL, Ltd. (Australia)	36,967	1,369,041
Celgene Corp. (NON)	92,900	5,344,537
Actelion NV (Switzerland) (NON)	8,348	481,466
Pharmasset, Inc. (NON) (S)	11,398	897,137
Chelsea Therapeutics International, Ltd. (NON)	57,426	223,961
Codexis, Inc. (NON)	29,178	346,051
Cubist Pharmaceuticals, Inc. (NON)	10,600	267,544
Dendreon Corp. (NON) (S)	118,900	4,450,427
Dyax Corp. (NON)	107,156	172,521
Genzyme Corp. (NON)	74,700	5,688,405
Human Genome Sciences, Inc. (NON) (S)	107,700	2,956,366
Incyte Corp., Ltd. (NON)	7,400	117,290
Ironwood Pharmaceuticals, Inc. (NON)	53,994	755,916
Momenta Pharmaceuticals, Inc. (NON) (S)	40,200	637,170
United Therapeutics Corp. (NON) (S)	40,400	2,707,608
Vertex Pharmaceuticals, Inc. (NON) (S)	15,200	728,536
		32,139,821

Food and staples retail (0.9%)
CVS Caremark Corp.	29,000	995,280
		995,280

Food products (0.1%)
Mead Johnson Nutrition Co. Class A	3,100	179,583
		179,583

Health-care equipment and supplies (15.9%)
Baxter International, Inc.	92,900	4,995,233
China Kanghui Holdings, Inc. ADR (China) (NON) (S)	10,210	178,777
China Medical Technologies, Inc. ADR (China) (NON) (S)	99,000	1,152,360
Covidien PLC (Ireland)	83,100	4,316,214
Edwards Lifesciences Corp. (NON)	8,530	742,110
Medtronic, Inc.	94,800	3,730,380
Microport Scientific Corp. (China) (NON)	72,000	50,721
Smith & Nephew PLC (United Kingdom)	32,107	362,629
St. Jude Medical, Inc. (NON)	22,600	1,158,476
Synthes, Inc. (Switzerland)	7	949
West Pharmaceutical Services, Inc. (S)	20,200	904,354
Zimmer Holdings, Inc. (NON)	15,800	956,374
		18,548,577

Health-care providers and services (12.3%)
Aetna, Inc.	81,200	3,039,316
AmerisourceBergen Corp. (S)	52,300	2,068,988
Cardinal Health, Inc.	23,100	950,103
CIGNA Corp.	41,100	1,819,908
Coventry Health Care, Inc. (NON)	13,200	420,948
Express Scripts, Inc. (NON)	13,000	722,930
Fresenius Medical Care AG & Co. KGaA (Germany)	8,036	540,792
Fresenius Medical Care AG & Co., KGaA ADR (Germany)	2,213	149,422
McKesson Corp.	9,800	774,690
Quest Diagnostics, Inc.	29,800	1,720,056
Sinopharm Group Co. (China)	34,800	123,471
WellPoint, Inc.	28,300	1,975,057
		14,305,681

Life sciences tools and services (4.7%)
Sequenom, Inc. (NON) (S)	29,600	187,368
Agilent Technologies, Inc. (NON) (S)	2,700	120,906
Life Technologies Corp. (NON)	41,100	2,154,462
Thermo Fisher Scientific, Inc. (NON)	28,000	1,555,400
WuXi PharmaTech (Cayman), Inc. ADR (China) (NON)	36,858	569,825
Complete Genomics, Inc. (NON) (S)	34,100	307,923
ShangPharma Corp. ADR (China) (NON) (S)	50,212	608,067
		5,503,951

Personal products (0.4%)
Synutra International, Inc. (NON) (S)	37,276	428,674
		428,674

Pharmaceuticals (37.1%)
Abbott Laboratories	91,100	4,468,455
Astellas Pharma, Inc. (Japan)	34,300	1,271,594

Bayer AG (Germany)	10,653	826,583
GlaxoSmithKline PLC (United Kingdom)	128,623	2,458,051
Johnson & Johnson	91,000	5,391,750
Hospira, Inc. (NON)	29,400	1,622,880
Auxilium Pharmaceuticals, Inc. (NON) (S)	106,100	2,277,967
Merck & Co., Inc.	111,300	3,674,013
Mitsubishi Tanabe Pharma (Japan)	23,900	388,361
Novartis AG (Switzerland)	65,286	3,549,461
Pfizer, Inc.	440,315	8,942,798
Roche Holding AG (Switzerland)	4,070	582,729
Sanofi-Aventis (France)	36,631	2,573,583
Sihuan Pharmaceutical Holdings Group, Ltd. (China)
(NON)	204,000	124,566
Somaxon Pharmaceuticals, Inc. (NON) (S)	211,300	597,979
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	84,706	4,249,700
Watson Pharmaceuticals, Inc. (NON)	4,500	252,045
		43,252,515

Total common stocks (cost $94,215,148)		$115,354,082

SHORT-TERM INVESTMENTS (15.2%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	17,146,809	$17,146,809
Putnam Money Market Liquidity Fund 0.13% (e)	463,342	463,342
SSgA Prime Money Market Fund 0.11% (i) (P)	120,000	120,000
U.S. Treasury Bills for an effectice yield 0.20%,
June 2, 2011	$40,000	39,981

Total short-term investments (cost $17,770,137)		$17,770,132

TOTAL INVESTMENTS

Total investments (cost $111,985,285)(b)		$133,124,214

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $14,144,583) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Euro	Buy	4/20/11	$3,830,285	$3,715,257	$115,028

Citibank, N.A.
	British Pound	Buy	4/20/11	3,233,496	3,285,495	(51,999)
	Danish Krone	Buy	4/20/11	1,785,160	1,753,072	32,088

Credit Suisse AG
	Japanese Yen	Buy	4/20/11	2,072,453	2,107,096	(34,643)

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/11	1,863,678	1,821,688	41,990

JPMorgan Chase Bank, N.A.
	Swiss Franc	Buy	4/20/11	1,484,221	1,461,975	22,246

Total						$124,710

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $116,692,328.

(b) The aggregate identified cost on a tax basis is $112,960,647, resulting in gross unrealized appreciation and depreciation of $24,050,035 and $3,886,468, respectively, or net unrealized appreciation of $20,163,567.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $16,964,193. The fund received cash collateral of $17,146,809 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $346 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,185,000 and $6,960,657, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $58,053 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	77.4%
Switzerland	4.0
Ireland	3.7
Israel	3.7
United Kingdom	2.7
China	2.4
France	2.2
Japan	1.4
Germany	1.3
Australia	1.2

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge against foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $54,554 on derivative contracts subject to the Master Agreements.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer staples	$1,603,537	$--	$--

Health care	113,750,545	--	--

Total common stocks	115,354,082	--	--

Short-term investments	583,342	17,186,790	--

Totals by level	$115,937,424	$17,186,790	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts		124,710

Totals by level	$--	$124,710	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$211,352	$86,642

Total	$211,352	$86,642

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Global Utilities Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Air freight and logistics (1.3%)
Deutsche Post AG (Germany)	106,952	$ 1,931,878
		1,931,878

Electric utilities (44.0%)
American Electric Power Co., Inc.	143,794	5,052,921
E.ON AG (Germany)	284,887	8,718,134
EDF (France)	99,388	4,123,992
Edison International	107,615	3,937,633
Cheung Kong Infrastructure Holdings, Ltd. (Hong Kong)	424,000	2,003,085
Endesa SA (Spain)	80,399	2,496,340
Entergy Corp. (S)	56,614	3,805,027
Fortum OYJ (Finland) (S)	179,124	6,094,586
Great Plains Energy, Inc. (S)	98,500	1,971,970
Power Assets Holdings, Ltd. (Hong Kong)	634,500	4,241,419
Iberdrola SA (Spain)	246,298	2,146,100
ITC Holdings Corp.	20,200	1,411,980
Kansai Electric Power, Inc. (Japan)	67,100	1,462,664
Kyushu Electric Power Co., Inc. (Japan)	65,100	1,273,321
Northeast Utilities	34,104	1,179,998
NV Energy, Inc.	150,258	2,237,342
Verbund AG (Austria) (S)	33,517	1,492,129
Pepco Holdings, Inc. (S)	50,000	932,500
Pinnacle West Capital Corp.	45,897	1,963,933
PPL Corp. (S)	173,147	4,380,619
Terna SPA (Italy)	446,128	2,140,044
		63,065,737

Gas utilities (10.5%)
Questar Corp.	65,600	1,144,720
Snam Rete Gas SpA (Italy)	879,498	4,953,261
Tokyo Gas Co., Ltd. (Japan)	1,587,000	7,258,787
UGI Corp.	53,500	1,760,150
		15,116,918

Independent power producers and energy traders (5.6%)
Calpine Corp. (NON)	53,400	847,458
AES Corp. (The) (NON)	397,007	$5,161,091
International Power PLC (United Kingdom)	404,412	2,001,163
		8,009,712

Multi-utilities (33.5%)
Centrica PLC (United Kingdom)	1,233,365	6,445,898
CMS Energy Corp. (S)	211,167	4,147,320
AGL Energy, Ltd. (Australia) (S)	151,164	2,242,112
Alliant Energy Corp. (S)	41,458	1,613,960
Ameren Corp.	229,428	6,440,044
OGE Energy Corp.	21,300	1,076,928
PG&E Corp.	152,879	6,754,194
Wisconsin Energy Corp.	53,608	1,635,044
National Grid PLC (United Kingdom)	422,343	4,030,505
GDF Suez (France)	220,759	9,012,802
Sempra Energy (S)	69,737	3,730,930
United Utilities Group PLC (United Kingdom)	95,988	912,178
		48,041,915

Water utilities (2.4%)
American Water Works Co., Inc.	72,212	2,025,547
Northumbrian Water Group PLC (United Kingdom)	113,489	605,705
Severn Trent PLC (United Kingdom)	34,003	798,133
		3,429,385

Total common stocks (cost $106,342,040)		$139,595,545

CONVERTIBLE PREFERRED STOCKS (1.5%)(a)
	Shares	Value

Great Plains Energy, Inc. $6.00 cv. pfd.	11,115	$712,916
PPL Corp. $4.75 cv. pfd.	28,398	1,501,402

Total convertible preferred stocks (cost $2,165,745)		$2,214,318

SHORT-TERM INVESTMENTS (14.9%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills with an effective yield of 0.23%,
November 17, 2011 (SEGSF)	$110,000	$109,888
U.S. Treasury Bills with an effective yield of 0.26%,
October 20, 2011 (SEGSF)	110,000	109,876
Putnam Cash Collateral Pool, LLC 0.19% (d)	19,426,473	19,426,473
Putnam Money Market Liquidity Fund 0.13% (e)	1,652,914	1,652,914

Total short-term investments (cost $21,299,070)		$21,299,151

TOTAL INVESTMENTS

Total investments (cost $132,922,102)(b)	$163,109,014

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $43,347,253) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Sell	4/20/11	$479,057	$468,143	$(10,914)
	British Pound	Sell	4/20/11	887,645	901,816	14,171
	Euro	Sell	4/20/11	1,146,062	1,111,644	(34,418)

Barclays Bank PLC
	British Pound	Sell	4/20/11	429,526	436,450	6,924
	Euro	Buy	4/20/11	1,063,298	1,031,718	31,580
	Hong Kong Dollar	Sell	4/20/11	468,119	467,580	(539)
	Japanese Yen	Buy	4/20/11	210,032	216,066	(6,034)

Citibank, N.A.
	British Pound	Sell	4/20/11	2,027,159	2,059,759	32,600
	Euro	Buy	4/20/11	608,166	589,962	18,204
	Hong Kong Dollar	Sell	4/20/11	2,044,078	2,041,776	(2,302)

Credit Suisse AG
	British Pound	Buy	4/20/11	2,955,444	2,996,597	(41,153)
	Euro	Buy	4/20/11	3,782,444	3,667,973	114,471
	Japanese Yen	Buy	4/20/11	1,564,889	1,599,932	(35,043)

Deutsche Bank AG
	Euro	Sell	4/20/11	600,926	582,859	(18,067)

Goldman Sachs International
	Australian Dollar	Sell	4/20/11	820,014	801,372	(18,642)
	Euro	Buy	4/20/11	966,763	937,826	28,937
	Japanese Yen	Buy	4/20/11	2,676,751	2,797,317	(120,566)

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/11	437,472	427,615	9,857
	British Pound	Buy	4/20/11	987,718	1,003,520	(15,802)
	Euro	Sell	4/20/11	1,101,627	1,068,839	(32,788)
	Hong Kong Dollar	Buy	4/20/11	2,001,637	1,999,425	2,212

JPMorgan Chase Bank, N.A.
	British Pound	Sell	4/20/11	77,263	78,496	1,233
	Canadian Dollar	Buy	4/20/11	2,153,171	2,138,848	14,323
	Euro	Sell	4/20/11	919,206	891,705	(27,501)
	Hong Kong Dollar	Buy	4/20/11	368,658	368,253	405
	Japanese Yen	Buy	4/20/11	414,151	421,234	(7,083)

Royal Bank of Scotland PLC (The)
	British Pound	Sell	4/20/11	2,596,917	2,638,228	41,311
	Euro	Sell	4/20/11	417,653	404,966	(12,687)
	Japanese Yen	Buy	4/20/11	733,130	754,084	(20,954)

State Street Bank and Trust Co.
	Australian Dollar	Sell	4/20/11	355,853	347,650	(8,203)
	Euro	Sell	4/20/11	2,789,275	2,768,998	(20,277)

UBS AG
	British Pound	Buy	4/20/11	871,100	885,114	(14,014)
	Euro	Buy	4/20/11	2,748,106	2,665,964	82,142

Westpac Banking Corp.
	British Pound	Buy	4/20/11	824,839	838,017	(13,178)
	Euro	Buy	4/20/11	587,582	569,949	17,633
	Japanese Yen	Buy	4/20/11	357,343	367,558	(10,215)

Total						$(54,377)

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $143,420,188.

(b) The aggregate identified cost on a tax basis is $133,861,631, resulting in gross unrealized appreciation and depreciation of $31,793,757 and $2,546,374, respectively, or net unrealized appreciation of $29,247,383.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $18,772,318. The fund received cash collateral of $19,426,473 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $347 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $9,777,595 and $8,124,681, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $318,879 to cover certain derivatives contracts.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	47.0%
United Kingdom	10.3
France	9.1
Germany	7.4
Japan	7.0
Italy	4.9
Hong Kong	4.3
Finland	4.2
Spain	3.2
Australia	1.6
Austria	1.0

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $130,000 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $248,885 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $129,837.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Industrials	$1,931,878	$--	$--

Utilities	137,663,667	--	--

Total common stocks	139,595,545	--	--

Convertible preferred stocks	--	2,214,318	--

Short-term investments	1,652,914	19,646,237	--

Totals by level	$141,248,459	$21,860,555	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(54,377)	$--

Totals by level	$--	$(54,377)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$416,003	$470,380

Total	$416,003	$470,380

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth and Income Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.2%)(a)
	Shares	Value

Aerospace and defense (3.8%)
Embraer SA ADR (Brazil)	43,500	$1,465,950
General Dynamics Corp.	84,900	6,499,944
Goodrich Corp.	16,200	1,385,586
Honeywell International, Inc. (S)	190,200	11,356,842
Huntington Ingalls Industries, Inc. (NON)	29,883	1,240,144
L-3 Communications Holdings, Inc. (S)	101,600	7,956,296
Northrop Grumman Corp.	179,300	11,243,903
Precision Castparts Corp.	24,800	3,650,064
Raytheon Co.	56,300	2,863,981
Safran SA (France)	127,034	4,499,042
United Technologies Corp.	35,200	2,979,680
		55,141,432

Airlines (0.5%)
Delta Air Lines, Inc. (NON)	424,500	4,160,100
United Continental Holdings, Inc. (NON)	134,400	3,089,856
		7,249,956

Automobiles (0.4%)
Dongfeng Motor Group Co., Ltd. (China)	770,000	1,310,554
Ford Motor Co. (NON)	80,600	1,201,746
General Motors Co. (NON)	105,100	3,261,253
		5,773,553

Beverages (0.6%)
Coca-Cola Co. (The)	85,100	5,646,385
Coca-Cola Enterprises, Inc.	107,800	2,942,940
		8,589,325

Biotechnology (0.8%)
Amgen, Inc. (NON)	112,700	6,023,815
Genzyme Corp. (NON)	70,000	5,330,500
		11,354,315

Building products (0.3%)
Masco Corp. (S)	136,900	1,905,648
Owens Corning, Inc. (NON)	80,900	2,911,591
		4,817,239

Capital markets (3.8%)
Bank of New York Mellon Corp. (The)	476,100	14,221,107
Goldman Sachs Group, Inc. (The)	85,669	13,575,966
KKR & Co. LP	259,698	4,261,644
Morgan Stanley	380,264	10,388,812
State Street Corp.	270,600	12,160,764
		54,608,293

Chemicals (2.0%)
CF Industries Holdings, Inc.	10,900	1,491,011
Dow Chemical Co. (The)	263,600	9,950,900
E.I. du Pont de Nemours & Co.	119,400	6,563,418
Huntsman Corp.	326,000	5,665,880
LyondellBasell Industries NV Class A (Netherlands)
(NON)	135,500	5,359,025
		29,030,234

Commercial banks (4.6%)
Barclays PLC (United Kingdom)	297,134	1,324,956
First Horizon National Corp. (S)	256,100	2,870,881
PNC Financial Services Group, Inc.	117,800	7,420,222
SunTrust Banks, Inc.	267,300	7,708,932
U.S. Bancorp	319,900	8,454,957
Wells Fargo & Co.	1,206,420	38,243,514
		66,023,462

Commercial services and supplies (0.2%)
R. R. Donnelley & Sons Co.	122,800	2,323,376
		2,323,376

Communications equipment (1.9%)
Cisco Systems, Inc. (NON)	689,300	11,821,495
Harris Corp. (S)	92,400	4,583,040
Motorola Solutions, Inc. (NON)	47,842	2,138,059
Qualcomm, Inc.	162,300	8,898,909
		27,441,503

Computers and peripherals (2.0%)
Hewlett-Packard Co.	458,510	18,785,155
SanDisk Corp. (NON)	143,700	6,623,133
Seagate Technology (NON)	194,600	2,802,240
		28,210,528

Construction and engineering (0.7%)
Fluor Corp. (S)	84,200	6,202,172
Foster Wheeler AG (Switzerland) (NON)	110,200	4,145,724
		10,347,896

Consumer finance (0.4%)
Discover Financial Services	209,600	5,055,552
		5,055,552

Diversified consumer services (0.3%)
Apollo Group, Inc. Class A (NON)	114,300	4,767,453
		4,767,453

Diversified financial services (7.2%)
Bank of America Corp.	2,586,845	34,482,644
Citigroup, Inc. (NON)	3,634,500	16,064,490
JPMorgan Chase & Co.	1,156,058	53,294,274
		103,841,408

Diversified telecommunication services (4.4%)
AT&T, Inc.	804,400	24,614,640
Verizon Communications, Inc.	1,004,000	38,694,160
		63,308,800

Electric utilities (1.8%)
American Electric Power Co., Inc.	163,041	5,729,261
Edison International	169,200	6,191,028
Entergy Corp.	72,922	4,901,088
Great Plains Energy, Inc. (S)	222,700	4,458,454
NV Energy, Inc.	107,900	1,606,631
PPL Corp. (S)	110,400	2,793,120
		25,679,582

Electrical equipment (0.9%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON) (S)	143,120	1,475,567
Emerson Electric Co.	197,000	11,510,710
		12,986,277

Electronic equipment, instruments, and components (0.5%)
Elster Group SE ADR (Germany) (NON)	103,100	1,675,375
Jabil Circuit, Inc.	192,200	3,926,646
Yokogawa Electric Corp. (Japan)	180,379	1,376,508
		6,978,529

Energy equipment and services (3.0%)
Halliburton Co. (S)	55,100	2,746,184
Helix Energy Solutions Group, Inc. (NON) (S)	189,900	3,266,280
National Oilwell Varco, Inc.	136,500	10,820,355
Schlumberger, Ltd.	168,289	15,694,632
Transocean, Ltd. (Switzerland) (NON) (S)	90,300	7,038,885
Weatherford International, Ltd. (Switzerland) (NON)	163,814	3,702,196
		43,268,532

Food and staples retail (1.2%)
CVS Caremark Corp.	188,500	6,469,320
SUPERVALU, Inc. (S)	280,700	2,506,651
Wal-Mart Stores, Inc.	172,680	8,987,994
		17,963,965

Food products (0.3%)
Kraft Foods, Inc. Class A	115,313	3,616,216
		3,616,216

Health-care equipment and supplies (2.7%)
Baxter International, Inc.	297,200	15,980,444
Boston Scientific Corp. (NON) (S)	901,730	6,483,439
Covidien PLC (Ireland)	167,454	8,697,561
Medtronic, Inc.	199,900	7,866,065
		39,027,509

Health-care providers and services (2.8%)
Aetna, Inc.	316,900	11,861,567
AmerisourceBergen Corp. (S)	106,000	4,193,360
CIGNA Corp.	215,600	9,546,768
Lincare Holdings, Inc. (S)	84,200	2,497,372
WellPoint, Inc.	166,500	11,620,035

		39,719,102

Hotels, restaurants, and leisure (0.7%)
Domino's Pizza, Inc. (NON)	91,100	1,678,973
McDonald's Corp.	48,100	3,659,929
Wyndham Worldwide Corp.	160,339	5,100,384
		10,439,286

Household durables (0.6%)
D.R. Horton, Inc. (S)	218,300	2,543,195
Newell Rubbermaid, Inc.	238,900	4,570,157
Toll Brothers, Inc. (NON) (S)	103,600	2,048,172
		9,161,524

Household products (1.8%)
Colgate-Palmolive Co.	55,600	4,490,256
Energizer Holdings, Inc. (NON) (S)	54,200	3,856,872
Kimberly-Clark Corp. (S)	56,700	3,700,809
Procter & Gamble Co. (The)	223,600	13,773,760
		25,821,697

Independent power producers and energy traders (0.4%)
AES Corp. (The) (NON)	443,700	5,768,100
		5,768,100

Industrial conglomerates (3.6%)
General Electric Co.	1,827,070	36,632,754
Tyco International, Ltd.	351,475	15,735,536
		52,368,290

Insurance (6.1%)
ACE, Ltd.	157,400	10,183,780
Aflac, Inc.	222,900	11,764,662
Allstate Corp. (The)	360,600	11,459,868
Assured Guaranty, Ltd. (Bermuda)	329,267	4,906,078
Chubb Corp. (The)	151,117	9,264,983
Everest Re Group, Ltd.	51,600	4,550,088
Hartford Financial Services Group, Inc. (The)	308,900	8,318,677
Marsh & McLennan Cos., Inc.	129,700	3,866,357
MetLife, Inc.	280,513	12,547,346
Prudential Financial, Inc.	77,900	4,797,082
Travelers Cos., Inc. (The)	50,100	2,979,948
XL Group PLC	157,600	3,876,960
		88,515,829

IT Services (0.9%)
Alliance Data Systems Corp. (NON)	50,200	4,311,678
IBM Corp.	35,900	5,854,213
Unisys Corp. (NON)	100,888	3,149,723
		13,315,614

Leisure equipment and products (0.1%)
Hasbro, Inc.	32,900	1,541,036
		1,541,036

Machinery (2.9%)
Bucyrus International, Inc. Class A	84,100	7,690,945
Deere & Co.	23,700	2,296,293
Eaton Corp.	39,800	2,206,512
Illinois Tool Works, Inc.	96,200	5,167,864
Ingersoll-Rand PLC	226,500	10,942,215
Lonking Holdings, Ltd. (China)	2,093,000	1,471,746
Parker Hannifin Corp.	129,863	12,295,429
		42,071,004

Media (5.5%)
CBS Corp. Class B	241,400	6,044,656
Comcast Corp. Class A	681,000	16,834,320
DIRECTV Class A (NON)	200,135	9,366,318
DISH Network Corp. Class A (NON)	362,900	8,840,244
Time Warner Cable, Inc.	96,948	6,916,270
Time Warner, Inc.	379,100	13,533,870
Viacom, Inc. Class B	133,000	6,187,160
Walt Disney Co. (The)	265,600	11,444,704
		79,167,542

Metals and mining (1.6%)
Alcoa, Inc. (S)	182,700	3,224,655
Freeport-McMoRan Copper & Gold, Inc. Class B	157,552	8,752,014
Newmont Mining Corp.	42,000	2,292,360
Nucor Corp.	98,400	4,528,368
Steel Dynamics, Inc. (S)	206,100	3,868,497
		22,665,894

Multiline retail (0.4%)
Macy's, Inc. (S)	52,500	1,273,650

Target Corp.	95,200	4,760,952

		6,034,602

Multi-utilities (1.1%)
Ameren Corp.	237,600	6,669,432
CMS Energy Corp.	111,200	2,183,968
PG&E Corp.	169,500	7,488,510
		16,341,910

Oil, gas, and consumable fuels (12.7%)
Apache Corp.	123,803	16,208,289
BP PLC ADR (United Kingdom)	117,446	5,184,066
Chevron Corp.	386,200	41,489,466
ConocoPhillips	128,800	10,285,968
CONSOL Energy, Inc.	101,500	5,443,445
EOG Resources, Inc. (S)	34,128	4,044,509
Exxon Mobil Corp.	403,318	33,931,143
Nexen, Inc. (Canada)	182,700	4,552,884
Noble Energy, Inc.	81,400	7,867,310
Nordic American Tanker Shipping (Bermuda) (S)	49,100	1,219,644
Occidental Petroleum Corp.	218,886	22,871,398
Petrohawk Energy Corp. (NON)	330,400	8,108,016
Petroleo Brasileiro SA ADR (Brazil)	118,700	4,799,041
QEP Resources, Inc.	56,200	2,278,348
Royal Dutch Shell PLC ADR (United Kingdom)	62,100	4,524,606
Sunoco, Inc.	68,200	3,109,238
Total SA ADR (France) (S)	114,200	6,962,774
		182,880,145

Paper and forest products (0.3%)
International Paper Co.	137,600	4,152,768
		4,152,768

Personal products (0.1%)
Estee Lauder Cos., Inc. (The) Class A	16,340	1,574,522
		1,574,522

Pharmaceuticals (5.5%)
Abbott Laboratories	104,300	5,115,915
Johnson & Johnson	353,200	20,927,100
Merck & Co., Inc.	613,425	20,249,159
Pfizer, Inc.	1,639,416	33,296,539
		79,588,713

Real estate investment trusts (REITs) (0.1%)
MFA Financial, Inc. (R)	258,400	2,118,880
		2,118,880

Road and rail (0.3%)
Hertz Global Holdings, Inc. (NON)	308,200	4,817,166
		4,817,166

Semiconductors and semiconductor equipment (2.4%)
First Solar, Inc. (NON) (S)	23,200	3,731,488
Intel Corp.	313,300	6,319,261
KLA-Tencor Corp. (S)	149,500	7,081,815
Marvell Technology Group, Ltd. (NON)	161,200	2,506,660
MEMC Electronic Materials, Inc. (NON) (S)	266,500	3,453,840
Novellus Systems, Inc. (NON)	182,700	6,783,651
Texas Instruments, Inc.	145,500	5,028,480
		34,905,195

Software (1.6%)
CA, Inc.	297,200	7,186,296
Microsoft Corp.	356,700	9,045,912
Oracle Corp.	199,500	6,657,315
		22,889,523

Specialty retail (1.7%)
Bed Bath & Beyond, Inc. (NON)	98,100	4,735,287
Lowe's Cos., Inc.	547,400	14,467,782
Office Depot, Inc. (NON)	658,900	3,050,707
Staples, Inc.	139,600	2,711,032
		24,964,808

Textiles, apparel, and luxury goods (0.4%)
Hanesbrands, Inc. (NON) (S)	230,500	6,232,720
		6,232,720

Tobacco (0.9%)
Philip Morris International, Inc.	206,600	13,559,158
		13,559,158

Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom) (S)	205,400	5,905,251
		5,905,251

Total common stocks (cost $1,082,386,260)		$1,433,925,214

CONVERTIBLE BONDS AND NOTES (0.2%)(a)
	Principal amount	Value

Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016	$1,880,000	$3,410,057

Total convertible bonds and notes (cost $1,880,000)		$3,410,057

SHORT-TERM INVESTMENTS (5.6%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	79,040,435	$79,040,435
Putnam Money Market Liquidity Fund 0.13% (e)	1,357,369	1,357,369

Total short-term investments (cost $80,397,804)		$80,397,804

TOTAL INVESTMENTS

Total investments (cost $1,164,664,064) (b)		$1,517,733,075

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $1,445,312,717.

(b) The aggregate identified cost on a tax basis is $1,205,478,326, resulting in gross unrealized appreciation and depreciation of $335,095,909 and $22,841,160, respectively, or net unrealized appreciation of $312,254,749.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $76,767,098. The fund received cash collateral of $79,040,435 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management.  Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $5,503 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,971,646 and $54,603,894, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

Debt obligations are considered secured unless otherwise indicated.

ADR and ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$148,082,524	$--	$--

	Consumer staples	71,124,883	--	--

	Energy	226,148,677	--	--

	Financials	320,163,424	--	--

	Health care	169,689,639	--	--

	Industrials	192,122,636	--	--

	Information technology	133,740,892	--	--

	Materials	55,848,896	--	--

	Telecommunication services	69,214,051	--	--

	Utilities	47,789,592	--	--

Total common stocks		1,433,925,214	--	--

Convertible bonds and notes		--	3,410,057	--

Short-term investments		1,357,369	79,040,435	--

Totals by level		$1,435,282,583	$82,450,492	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Growth Opportunities Fund

The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (97.1%)(a)
	Shares	Value

Aerospace and defense (4.4%)
Goodrich Corp.	2,620	$224,089
Honeywell International, Inc.	3,300	197,043
Huntington Ingalls Industries, Inc. (NON)	133	5,520
MTU Aero Engines Holding AG (Germany)	1,285	87,315
Northrop Grumman Corp.	800	50,168
Precision Castparts Corp.	2,657	391,057
United Technologies Corp.	3,840	325,056
		1,280,248

Air freight and logistics (0.7%)
United Parcel Service, Inc. Class B	2,900	215,528
		215,528

Auto components (0.4%)
Lear Corp.	2,280	111,424
		111,424

Automobiles (0.7%)
Ford Motor Co. (NON)	13,800	205,758
		205,758

Beverages (1.9%)
Coca-Cola Co. (The)	3,300	218,955
Coca-Cola Enterprises, Inc.	7,990	218,127
PepsiCo, Inc.	1,900	122,379
		559,461

Biotechnology (1.5%)
Celgene Corp. (NON)	4,000	230,120
Dendreon Corp. (NON) (S)	3,239	121,236
Human Genome Sciences, Inc. (NON) (S)	2,807	77,052
		428,408

Building materials (0.3%)
Owens Corning, Inc. (NON)	2,100	75,579
		75,579

Capital markets (1.4%)
Apollo Global Management, LLC. Class A (NON) (FWC)
(SEG)	2,484	44,712
Goldman Sachs Group, Inc. (The)	400	63,388
Invesco, Ltd.	4,300	109,908
LPL Investment Holdings, Inc. (NON)	1,205	43,151
State Street Corp.	3,280	147,403
		408,562

Chemicals (3.9%)
Agrium, Inc. (Canada)	1,400	129,164
Albemarle Corp.	4,600	274,942
Celanese Corp. Ser. A	5,580	247,585
Huabao International Holdings, Ltd. (China)	29,000	44,587
Huntsman Corp.	9,660	167,891
LyondellBasell Industries NV Class A (Netherlands)
(NON)	6,300	249,165
		1,113,334

Commercial banks (0.7%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	844	17,302
PNC Financial Services Group, Inc.	2,300	144,877
SunTrust Banks, Inc.	1,510	43,548
		205,727

Communications equipment (4.9%)
ADTRAN, Inc.	2,900	123,134
Cisco Systems, Inc. (NON)	24,791	425,166
Polycom, Inc. (NON)	3,820	198,067
Qualcomm, Inc.	12,450	682,634
		1,429,001

Computers and peripherals (10.6%)
Apple, Inc. (NON)	4,899	1,707,057
EMC Corp. (NON)	18,050	479,228
Hewlett-Packard Co.	13,960	571,941
SanDisk Corp. (NON)	5,100	235,059
Seagate Technology (NON)	3,700	53,280
		3,046,565

Diversified financial services (1.5%)
CME Group, Inc.	800	241,240
JPMorgan Chase & Co.	3,900	179,790
		421,030

Diversified telecommunication services (0.2%)
Iridium Communications, Inc. (NON) (S)	8,436	67,235
		67,235

Electrical equipment (1.0%)
Emerson Electric Co.	3,100	181,133
GrafTech International, Ltd. (NON)	4,900	101,087
		282,220

Electronic equipment, instruments, and components (1.2%)
Tech Data Corp. (NON)	3,000	152,580
TE Connectivity, Ltd. (Switzerland)	5,990	208,572
		361,152

Energy equipment and services (4.2%)
National Oilwell Varco, Inc.	4,570	362,264
Oil States International, Inc. (NON)	2,480	188,827
Schlumberger, Ltd.	6,450	601,527
Technip SA (France)	680	72,664
		1,225,282

Food and staples retail (0.7%)
Costco Wholesale Corp.	2,600	190,632
		190,632

Health-care equipment and supplies (3.2%)
Baxter International, Inc.	7,350	395,210
Covidien PLC (Ireland) (S)	6,300	327,222
St. Jude Medical, Inc. (NON)	3,500	179,410
Stryker Corp.	500	30,400
		932,242

Health-care providers and services (4.0%)
Aetna, Inc.	7,800	291,954
CIGNA Corp.	3,030	134,168
Express Scripts, Inc. (NON)	4,600	255,806
HealthSouth Corp. (NON) (S)	6,300	157,374
McKesson Corp.	1,450	114,623
Quest Diagnostics, Inc.	3,465	200,000
		1,153,925

Hotels, restaurants, and leisure (2.4%)
Carnival Corp.	3,000	115,080
Las Vegas Sands Corp. (NON)	1,100	46,442
McDonald's Corp.	3,440	261,750
Starbucks Corp.	7,100	262,345
		685,617

Household durables (0.4%)
Newell Rubbermaid, Inc.	4,400	84,172
NVR, Inc. (NON)	37	27,972
		112,144

Household products (1.7%)
Colgate-Palmolive Co.	3,600	290,736
Procter & Gamble Co. (The)	3,500	215,600
		506,336

Independent power producers and energy traders (0.7%)
AES Corp. (The) (NON)	14,700	191,100
		191,100

Industrial conglomerates (1.4%)
General Electric Co.	5,800	116,290
Tyco International, Ltd.	6,250	279,813
		396,103

Insurance (2.0%)
Aflac, Inc.	5,864	309,502
Assured Guaranty, Ltd. (Bermuda)	1,850	27,565
Hartford Financial Services Group, Inc. (The)	8,800	236,984
		574,051

Internet and catalog retail (2.3%)
Amazon.com, Inc. (NON)	1,740	313,426
Priceline.com, Inc. (NON)	685	346,911
		660,337

Internet software and services (3.4%)
Baidu, Inc. ADR (China) (NON)	1,350	186,044
Google, Inc. Class A (NON)	1,344	787,866
		973,910

IT Services (1.5%)
Accenture PLC Class A	550	30,234
Mastercard, Inc. Class A	1,180	297,030
Western Union Co. (The)	4,800	99,696
		426,960

Leisure equipment and products (0.5%)
Amer Sports OYJ Class A (Finland)	4,400	56,609
Hasbro, Inc.	2,100	98,364
		154,973

Life sciences tools and services (1.9%)
Agilent Technologies, Inc. (NON)	3,400	152,252
Thermo Fisher Scientific, Inc. (NON)	7,100	394,405
		546,657

Machinery (3.7%)
Eaton Corp.	5,400	299,376
Ingersoll-Rand PLC	4,100	198,071
Lonking Holdings, Ltd. (China)	73,000	51,332
Pall Corp.	840	48,392
Parker Hannifin Corp.	4,200	397,656
Timken Co.	1,327	69,402
		1,064,229

Media (3.2%)
DIRECTV Class A (NON)	4,440	207,792
Interpublic Group of Companies, Inc. (The)	19,450	244,487
Time Warner, Inc.	6,600	235,620
Walt Disney Co. (The)	5,700	245,613
		933,512

Metals and mining (1.3%)
Freeport-McMoRan Copper & Gold, Inc. Class B	4,230	234,977
Teck Resources Limited Class B (Canada)	2,699	143,101
		378,078

Multiline retail (1.7%)
Kohl's Corp.	4,830	256,183
Target Corp.	4,795	239,798
		495,981

Oil, gas, and consumable fuels (4.5%)
Alpha Natural Resources, Inc. (NON) (S)	2,400	142,488
CONSOL Energy, Inc.	820	43,977
Hess Corp.	1,400	119,294
Linn Energy, LLC (Units)	5,200	202,436
Nexen, Inc. (Canada)	4,200	104,794
Noble Energy, Inc.	1,340	129,511
Occidental Petroleum Corp.	3,000	313,470
Petroleo Brasileiro SA ADR (Brazil)	4,620	186,787
Warren Resources, Inc. (NON)	10,222	52,030
		1,294,787

Personal products (0.4%)
Estee Lauder Cos., Inc. (The) Class A	1,100	105,996
		105,996

Pharmaceuticals (0.7%)
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	3,770	189,141
		189,141

Real estate management and development (0.8%)
CB Richard Ellis Group, Inc. Class A (NON)	8,500	226,950
		226,950

Road and rail (1.5%)
Hertz Global Holdings, Inc. (NON)	11,220	175,369
Kansas City Southern (NON)	1,925	104,816
Swift Transporation Co. (NON)	9,510	139,797
		419,982

Semiconductors and semiconductor equipment (3.2%)
First Solar, Inc. (NON) (S)	1,112	178,854
Intel Corp.	5,300	106,901
KLA-Tencor Corp. (S)	1,900	90,003
Marvell Technology Group, Ltd. (NON)	7,600	118,180
Novellus Systems, Inc. (NON)	4,750	176,368
Texas Instruments, Inc. (S)	7,080	244,685

		914,991

Software (5.1%)
Adobe Systems, Inc. (NON)	3,500	116,060
BMC Software, Inc. (NON)	5,300	263,622
Microsoft Corp.	9,840	249,542
Nintendo Co., Ltd. ADR (Japan)	1,200	40,488
Oracle Corp.	21,670	723,128
Salesforce.com, Inc. (NON)	200	26,716
Synchronoss Technologies, Inc. (NON)	1,700	59,075
		1,478,631

Specialty retail (2.1%)
American Eagle Outfitters, Inc.	1,470	23,358
Bed Bath & Beyond, Inc. (NON)	3,300	159,291
Lowe's Cos., Inc.	6,980	184,481
Office Depot, Inc. (NON)	4,800	22,224
TJX Cos., Inc. (The)	2,270	112,887
Urban Outfitters, Inc. (NON)	3,870	115,442
		617,683

Textiles, apparel, and luxury goods (0.8%)
Hanesbrands, Inc. (NON) (S)	3,670	99,237
Iconix Brand Group, Inc. (NON) (S)	4,200	90,216
VF Corp.	560	55,177
		244,630

Tobacco (1.4%)
Philip Morris International, Inc.	6,100	400,343
		400,343

Wireless telecommunication services (1.1%)
American Tower Corp. Class A (NON)	3,562	184,583
NII Holdings, Inc. (NON)	2,999	124,968
		309,551

Total common stocks (cost $20,993,484)		$28,015,986

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/04/19	$10.61	12,850	$11,823
JPMorgan Chase & Co. (W)	10/28/18	42.42	7,759	130,196

Total warrants (cost $96,388)				$142,019

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/	Contract	Value
	strike price	amount

Honeywell International, Inc. (Call)	Apr-11/60.00	25,348	$22,166
JPMorgan Chase & Co. (Call)	Jan-12/45.00	4,160	18,951

Total purchased options outstanding (cost $32,558)			$41,117

SHORT-TERM INVESTMENTS (7.1%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.22%,
November 17, 2011 (SEG)	$116,000	$115,881
U.S. Treasury Bills for an effective yield of 0.26%,
October 20, 2011 (SEG)	15,000	14,983
U.S. Treasury Bills for an effective yield of 0.22%,
June 2, 2011 (SEG)	10,000	9,995
Putnam Cash Collateral Pool, LLC 0.19% (d)	1,282,396	1,282,396
Putnam Money Market Liquidity Fund 0.13% (e)	613,101	613,101

Total short-term investments (cost $2,036,310)		$2,036,356

TOTAL INVESTMENTS

Total investments (cost $23,158,740) (b)		$30,235,478

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $122,294) (Unaudited)

		Contract	Delivery		Aggregate	Unrealized
Counterparty	Currency	type	date	Value	face value	depreciation

UBS AG
	Euro	Sell	4/20/11	$126,062	$122,294	$(3,768)

Total						$(3,768)

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

NASDAQ 100 Index E-Mini (Long)	2	$93,450	Jun-11	$1,116

Total				$1,116

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $6,337) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Honeywell International, Inc. (Call)	25,348	Apr-11/62.50	$3,712

Total			$3,712

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Fixed payments	Total return
Swap counterparty /		premium	Termination	received (paid) by	received by	Unrealized
Notional amount		received (paid)	date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	1,144	$--	9/26/11	(1 month USD-	A basket	$3,702
				LIBOR-BBA plus	(GSCBPBNK)
				35 bp)	of common stocks

baskets	601	--	9/14/11	(1 month USD-	A basket	5,491
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

Total						$9,193

Key to holding's abbreviations

ADR      American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $28,852,619.

(b) The aggregate identified cost on a tax basis is $23,862,070, resulting in gross unrealized appreciation and depreciation of $6,671,455 and $298,047, respectively, or net unrealized appreciation of $6,373,408.

(NON) Non-income-producing security.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $1,254,943. The fund received cash collateral of $1,282,396 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $217 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,628,487 and $1,509,398, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $1,626,200 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported-- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures contracts: The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”. For the reporting period, the transaction volume of futures contracts was minimal.

Options contracts: The fund uses options contracts to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 23,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 19,000 on written options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $3,768 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$4,222,059	$--	$--

	Consumer staples	1,762,768	--	--

	Energy	2,520,069	--	--

	Financials	1,819,018	--	17,302

	Health care	3,250,373	--	--

	Industrials	3,733,889	--	--

	Information technology	8,631,210	--	--

	Materials	1,491,412	--	--

	Telecommunication services	376,786	--	--

	Utilities	191,100	--	--

Total common stocks		27,998,684	--	17,302

Purchased options outstanding		--	41,117	--

Warrants		142,019	--	--

Short-term investments		613,101	1,423,255	--

Totals by level		$28,753,804	$1,464,372	$17,302

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$(3,768)	$--

Futures contracts		1,116	--	--

Written options		--	(3,712)	--

Total return swap contracts		--	9,193	--

Totals by level		$1,116	$1,713	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$3,768

Equity contracts	193,445	3,712

Total	$193,445	$7,480

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT High Yield Fund
The fund's portfolio
3/31/11 (Unaudited)

CORPORATE BONDS AND NOTES (82.0%)(a)
		Principal amount	Value

Advertising and marketing services (0.5%)
Affinion Group, Inc. company guaranty sr. unsec. sub.
notes 11 1/2s, 2015		$1,095,000	$1,155,225
Affinion Group, Inc. 144A sr. notes 7 7/8s, 2018		960,000	902,400
Lamar Media Corp. company guaranty sr. sub. notes
7 7/8s, 2018		280,000	300,300
			2,357,925

Automotive (2.2%)
Affinia Group, Inc. 144A sr. notes 10 3/4s, 2016		823,000	935,134
American Axle & Manufacturing, Inc. company guaranty
sr. unsec. notes 5 1/4s, 2014		1,180,000	1,180,000
Dana Holding Corp. sr. unsec. notes 6 3/4s, 2021		465,000	465,000
Ford Motor Credit Co., LLC sr. unsec. notes 8 1/8s,
2020		1,100,000	1,256,750
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 3/4s, 2021		230,000	227,125
Lear Corp. company guaranty sr. unsec. notes 8 1/8s,
2020		1,070,000	1,177,000
Motors Liquidation Co. sr. unsec. notes 8 1/4s, 2023
(In default) (NON)		820,000	233,700
Motors Liquidation Co. sr. unsec. unsub. notes 8 3/8s,
2033 (In default) (NON)		765,000	227,588
Navistar International Corp. sr. notes 8 1/4s, 2021		1,145,000	1,265,215
TRW Automotive, Inc. company guaranty sr. unsec.
unsub. notes Ser. REGS, 6 3/8s, 2014	EUR	960,000	1,430,841
TRW Automotive, Inc. 144A company guaranty sr. notes
7 1/4s, 2017		$500,000	550,000
Uncle Acquisition 2010 Corp. 144A sr. notes 8 5/8s,
2019		380,000	399,000
Visteon Corp. 144A sr. notes 6 3/4s, 2019 (FWC)		610,000	610,000
			9,957,353

Basic materials (6.0%)
Associated Materials, LLC 144A company guaranty sr.
notes 9 1/8s, 2017		930,000	995,100
Atkore International, Inc. 144A sr. notes 9 7/8s, 2018		830,000	886,025
Celanese US Holdings, LLC 144A company guaranty sr.
notes 6 5/8s, 2018 (Germany)		370,000	381,100
Chemtura Corp. 144A company guaranty sr. unsec. notes
7 7/8s, 2018		180,000	190,350
Compass Minerals International, Inc. company guaranty
sr. unsec. notes 8s, 2019		1,105,000	1,204,450
Edgen Murray Corp. company guaranty sr. notes 12 1/4s,
2015		330,000	323,813
Exopack Holding Corp. company guaranty sr. unsec.
notes 11 1/4s, 2014		1,025,000	1,054,459
Ferro Corp. sr. unsec. notes 7 7/8s, 2018		1,220,000	1,293,200
FMG Resources August 2006 Pty, Ltd. 144A sr. notes 7s,
2015 (Australia)		615,000	634,396
FMG Resources August 2006 Pty, Ltd. 144A sr. notes
6 7/8s, 2018 (Australia)		1,055,000	1,097,200
Graphic Packaging International, Inc. company guaranty
sr. unsec. notes 7 7/8s, 2018		350,000	374,500
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC company guaranty sr. notes 8 7/8s, 2018		230,000	243,225
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance,
ULC 144A sr. notes 9s, 2020		485,000	502,884
Huntsman International, LLC company guaranty sr.
unsec. sub. notes 8 5/8s, 2020		515,000	561,350
Huntsman International, LLC 144A company guaranty sr.
unsec. sub. notes 8 5/8s, 2021		390,000	425,100
Ineos Finance PLC 144A company guaranty sr. notes 9s,
2015 (United Kingdom)		470,000	514,650
Ineos Group Holdings PLC company guaranty sr. unsec.
notes Ser. REGS, 7 7/8s, 2016 (United Kingdom)	EUR	660,000	915,311
JMC Steel Group 144A sr. notes 8 1/4s, 2018		$320,000	327,200
KRATON Polymers, LLC/KRATON Polymers Capital Corp.
144A sr. notes 6 3/4s, 2019		295,000	299,425
Kronos International, Inc. sr. notes 6 1/2s, 2013
(Germany)	EUR	452,000	642,883
Lyondell Chemical Co. 144A company guaranty sr. notes
8s, 2017		$1,052,000	1,159,820
Momentive Performance Materials, Inc. company guaranty
sr. notes 12 1/2s, 2014		90,000	99,900
Momentive Performance Materials, Inc. 144A notes 9s,
2021		1,325,000	1,369,719
Nalco Co. 144A sr. notes 6 5/8s, 2019		325,000	334,344
NewPage Corp. company guaranty sr. notes 11 3/8s, 2014		1,060,000	1,061,325
Nexeo Solutions, LLC/Nexeo Solutions Finance Corp.
144A sr. sub. notes 8 3/8s, 2018		260,000	265,200
Novelis, Inc. company guaranty sr. unsec. notes
7 1/4s, 2015		830,000	846,600
Novelis, Inc. 144A company guaranty sr. notes 8 3/4s,
2020		1,380,000	1,518,000
Old All, Inc. company guaranty sr. unsec. notes 9s,
2014 (In default) (F)(NON)		1,320,000	1

Omnova Solutions, Inc. 144A company guaranty sr. notes
7 7/8s, 2018		515,000	521,438
PE Paper Escrow GmbH sr. notes Ser. REGS, 11 3/4s,
2014 (Austria)	EUR	290,000	469,086
PE Paper Escrow GmbH 144A sr. notes 12s, 2014 (Austria)		$325,000	373,750
Rhodia SA 144A sr. notes 6 7/8s, 2020 (France)		330,000	336,188
Smurfit Capital Funding PLC company guaranty sr.
unsec. unsub. notes 7 1/2s, 2025 (Ireland)		120,000	114,600
Smurfit Kappa Funding PLC sr. sub. notes 7 3/4s, 2015
(Ireland)	EUR	90,000	131,187
Smurfit Kappa Funding PLC sr. unsec. sub. notes
7 3/4s, 2015 (Ireland)		$560,000	572,600
Solutia, Inc. company guaranty sr. unsec. notes
8 3/4s, 2017		435,000	478,500
Solutia, Inc. company guaranty sr. unsec. notes
7 7/8s, 2020		715,000	773,988
Steel Dynamics, Inc. sr. unsec. unsub. notes 7 3/4s,
2016		460,000	486,450
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)		750,000	957,750
TPC Group, LLC 144A sr. notes 8 1/4s, 2017		715,000	756,113
Tube City IMS Corp. company guaranty sr. unsec. sub.
notes 9 3/4s, 2015		350,000	365,750
USG Corp. 144A company guaranty sr. notes 8 3/8s, 2018		515,000	538,175
Vartellus Specialties, Inc. 144A company guaranty sr.
notes 9 3/8s, 2015		175,000	187,250
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty Ser. B, 11 3/8s, 2016		100,000	106,000
Verso Paper Holdings, LLC/Verso Paper, Inc. company
guaranty sr. notes FRN Ser. B, 4.054s, 2014		110,000	108,350
Verso Paper Holdings, LLC/Verso Paper, Inc. 144A sr.
notes 8 3/4s, 2019		395,000	410,800
			27,209,505

Broadcasting (2.3%)
Citadel Broadcasting Corp. 144A company guaranty sr.
unsec. notes 7 3/4s, 2018		255,000	276,356
Clear Channel Communications, Inc. company guaranty
unsec. unsub. notes 10 3/4s, 2016		705,000	671,513
Clear Channel Communications, Inc. sr. unsec. notes
5 1/2s, 2014		715,000	641,713
Clear Channel Communications, Inc. 144A company
guaranty sr. notes 9s, 2021		855,000	852,863
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes 9 1/4s, 2017		360,000	393,300
Clear Channel Worldwide Holdings, Inc. company
guaranty sr. unsec. unsub. notes Ser. B, 9 1/4s, 2017		925,000	1,014,031
DISH DBS Corp. company guaranty 7 1/8s, 2016		570,000	608,475
DISH DBS Corp. company guaranty sr. unsec. notes
7 7/8s, 2019		1,025,000	1,109,563
Gray Television, Inc. company guaranty sr. notes
10 1/2s, 2015		800,000	851,000
Nexstar Broadcasting, Inc./Mission Broadcasting, Inc.
company guaranty sr. notes 8 7/8s, 2017		940,000	1,017,550
Sirius XM Radio, Inc. 144A sr. notes 9 3/4s, 2015		245,000	275,931
Univision Communications, Inc. 144A company guaranty
sr. unsec. notes 8 1/2s, 2021		1,075,000	1,112,625
Univision Communications, Inc. 144A sr. notes 7 7/8s,
2020		5,000	5,288
XM Satellite Radio, Inc. 144A company guaranty sr.
unsec. notes 13s, 2013		285,000	338,438
XM Satellite Radio, Inc. 144A sr. unsec. notes 7 5/8s,
2018		910,000	960,050
			10,128,696

Building materials (1.3%)
Building Materials Corp. 144A sr. notes 7s, 2020		700,000	726,250
Building Materials Corp. 144A sr. notes 6 7/8s, 2018		330,000	337,425
Nortek, Inc. company guaranty sr. notes 11s, 2013		758,688	802,313
Nortek, Inc. 144A company guaranty sr. unsec. notes
10s, 2018		505,000	544,138
Owens Corning company guaranty unsec. unsub. notes 9s,
2019		1,520,000	1,793,600
Ply Gem Industries, Inc. 144A sr. notes 8 1/4s, 2018		310,000	318,525
Roofing Supply Group, LLC/Roofing Supply Finance, Inc.
144A sr. notes 8 5/8s, 2017		1,325,000	1,394,563
			5,916,814

Capital goods (4.9%)
Acquisition Co., Lanza Parent 144A sr. notes 10s, 2017		1,020,000	1,124,550
Alliant Techsystems, Inc. company guaranty sr. unsec.
sub. notes 6 7/8s, 2020		180,000	188,100
Allison Transmission, Inc. 144A company guaranty sr.
unsec. notes 11 1/4s, 2015		1,136,100	1,234,089
Altra Holdings, Inc. company guaranty sr. notes
8 1/8s, 2016		1,365,000	1,463,963
Ardagh Packaging Finance PLC sr. notes Ser. REGS,
7 3/8s, 2017 (Ireland)	EUR	165,000	238,999
Ardagh Packaging Finance PLC 144A company guaranty sr.
notes 7 3/8s, 2017 (Ireland)	EUR	250,000	367,679
BE Aerospace, Inc. sr. unsec. unsub. notes 6 7/8s, 2020		$220,000	227,425
Berry Plastics Corp. company guaranty sr. notes
9 1/2s, 2018		485,000	482,575
Berry Plastics Corp. 144A sr. notes 9 3/4s, 2021		495,000	490,050
Briggs & Stratton Corp. company guaranty sr. unsec.
notes 6 7/8s, 2020		725,000	759,438
Crown Americas, LLC/Crown Americas Capital Corp. III

144A sr. notes 6 1/4s, 2021		345,000	351,038
Crown European Holdings SA 144A sr. notes 7 1/8s, 2018
(France)	EUR	200,000	294,402
Exide Technologies 144A sr. notes 8 5/8s, 2018		$440,000	469,700
Griffon Corp. 144A company guaranty sr. unsec. notes
7 1/8s, 2018		315,000	320,513
Kratos Defense & Security Solutions, Inc. company
guaranty sr. notes 10s, 2017		915,000	1,008,788
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)		2,235,000	2,649,474
Mueller Water Products, Inc. company guaranty sr.
unsec. unsub. notes 8 3/4s, 2020		130,000	144,625
Polypore International, Inc. 144A sr. notes 7 1/2s,
2017		510,000	535,500
Pregis Corp. company guaranty sr. sub. notes 12 3/8s,
2013		515,000	507,919
Reynolds Group DL Escrow, Inc./Reynolds Group Escrow,
LLC 144A company guaranty sr. notes 7 3/4s, 2016
(Luxembourg)		445,000	470,588
Reynolds Group Issuer, Inc. 144A sr. notes 9s, 2019		845,000	874,575
Reynolds Group Issuer, Inc. 144A sr. notes 7 1/8s, 2019		590,000	604,750
Reynolds Group Issuer, Inc. 144A sr. notes 6 7/8s,
2021 (New Zealand)		170,000	171,275
Reynolds Group Issuer, Inc. 144A sr. unsec. notes
8 1/4s, 2021 (New Zealand)		240,000	237,600
Ryerson Holding Corp. sr. disc. notes zero %, 2015		700,000	378,000
Ryerson, Inc. company guaranty sr. notes 12s, 2015		1,460,000	1,584,100
Tenneco, Inc. company guaranty sr. unsec. notes
8 1/8s, 2015		600,000	642,000
Tenneco, Inc. company guaranty sr. unsec. unsub. notes
7 3/4s, 2018		330,000	352,275
Tenneco, Inc. company guaranty sr. unsub. notes
6 7/8s, 2020		645,000	667,575
Thermadyne Holdings Corp. 144A sr. notes 9s, 2017		1,115,000	1,177,719
Thermon Industries, Inc. company guaranty sr. notes
9 1/2s, 2017		925,000	999,000
TransDigm, Inc. 144A sr. sub. notes 7 3/4s, 2018		950,000	1,020,063
			22,038,347

Coal (1.8%)
Arch Coal, Inc. company guaranty sr. unsec. notes
7 1/4s, 2020		875,000	938,438
Arch Western Finance, LLC company guaranty sr. notes
6 3/4s, 2013		500,000	505,000
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8 1/4s, 2020		1,560,000	1,729,650
CONSOL Energy, Inc. company guaranty sr. unsec. notes
8s, 2017		920,000	1,007,400
CONSOL Energy, Inc. 144A company guaranty sr. unsec.
notes 6 3/8s, 2021		130,000	130,163
International Coal Group, Inc. sr. notes 9 1/8s, 2018		1,080,000	1,220,400
James River Escrow, Inc. 144A sr. notes 7 7/8s, 2019		310,000	320,850
Peabody Energy Corp. company guaranty 7 3/8s, 2016		2,110,000	2,342,100
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020		80,000	85,800
			8,279,801

Commercial and consumer services (1.6%)
Brickman Group Holdings, Inc. 144A sr. notes 9 1/8s,
2018		230,000	246,675
Compucom Systems, Inc. 144A sr. sub. notes 12 1/2s,
2015		430,000	464,938
Interactive Data Corp. 144A company guaranty sr. notes
10 1/4s, 2018		1,610,000	1,807,225
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016		1,015,000	1,056,869
PHH Corp. 144A sr. unsec. notes 9 1/4s, 2016		430,000	467,625
Sabre Holdings Corp. sr. unsec. unsub. notes 8.35s,
2016		1,425,000	1,375,125
Travelport LLC company guaranty 11 7/8s, 2016		620,000	578,150
Travelport LLC company guaranty 9 7/8s, 2014		480,000	467,400
Travelport, LLC/Travelport, Inc. company guaranty sr.
unsec. notes 9s, 2016		955,000	886,956
			7,350,963

Communication services (10.0%)
Adelphia Communications Corp. escrow bonds zero %,
2011		80,000	1,400
Adelphia Communications Corp. escrow bonds zero %,
2011		130,000	2,275
Adelphia Communications Corp. escrow bonds zero %, 2011		290,000	5,075
Adelphia Communications Corp. escrow bonds zero %,
2012		755,000	13,213
Atlantic Broadband Finance, LLC company guaranty
9 3/8s, 2014		520,000	527,150
Bresnan Broadband Holdings, LLC 144A company guaranty
sr. unsec. unsub. notes 8s, 2018		320,000	339,200
Cablevision Systems Corp. sr. unsec. unsub. notes
8 5/8s, 2017		930,000	1,034,625
Cablevision Systems Corp. sr. unsec. unsub. notes 8s,
2020		250,000	272,500
Cablevision Systems Corp. sr. unsec. unsub. notes
7 3/4s, 2018		470,000	507,600
CCH II, LLC/CCH II Capital company guaranty sr. unsec.
notes 13 1/2s, 2016		898,502	1,075,956
CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsec. notes 7 7/8s, 2018		725,000	770,313

CCO Holdings, LLC/CCO Holdings Capital Corp. company
guaranty sr. unsub. notes 7s, 2019		930,000	950,925
Cequel Communications Holdings I LLC/Cequel Capital
Corp. 144A sr. notes 8 5/8s, 2017		1,955,000	2,038,088
Cincinnati Bell, Inc. company guaranty sr. unsec.
notes 7s, 2015		375,000	379,688
Cincinnati Bell, Inc. company guaranty sr. unsec. sub.
notes 8 3/4s, 2018		880,000	831,600
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		990,000	1,069,200
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A company guaranty sr. notes 12s, 2015		885,000	955,800
CPI International Acquisition, Inc. 144A sr. notes 8s,
2018		245,000	246,531
Cricket Communications, Inc. company guaranty sr.
unsec. notes 7 3/4s, 2020		1,485,000	1,496,138
Cricket Communications, Inc. company guaranty sr.
unsub. notes 7 3/4s, 2016		600,000	637,500
Crown Castle International Corp. sr. unsec. notes
7 1/8s, 2019		310,000	324,725
CSC Holdings LLC sr. unsec. unsub. notes 8 1/2s, 2014		40,000	44,850
Digicel Group, Ltd. 144A sr. notes 10 1/2s, 2018
(Jamaica)		500,000	572,500
Digicel Group, Ltd. 144A sr. notes 8 1/4s, 2017
(Jamaica)		890,000	943,400
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020		795,000	861,581
Frontier Communications Corp. sr. unsec. notes 8 1/4s,
2017		550,000	594,000
Frontier Communications Corp. sr. unsec. notes 8 1/8s,
2018		270,000	291,263
Intelsat Intermediate Holding Co., Ltd. company
guaranty sr. unsec. notes 9 1/4s, 2015 (Luxembourg)		625,000	643,750
Intelsat Jackson Holding Co. company guaranty sr.
unsec. notes 11 1/4s, 2016 (Bermuda)		670,000	715,225
Intelsat Jackson Holdings SA 144A company guaranty sr.
notes 7 1/2s, 2021 (Bermuda) (FWC)		955,000	957,388
Intelsat Jackson Holdings SA 144A sr. unsec. notes
7 1/4s, 2020 (Bermuda)		980,000	980,000
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/2s, 2017 (Luxembourg) (PIK)		2,969,218	3,258,717
Intelsat Luxembourg SA company guaranty sr. unsec.
notes 11 1/4s, 2017 (Luxembourg)		1,560,000	1,704,300
Intelsat Subsidiary Holding Co., Ltd. company guaranty
sr. unsec. notes 8 1/2s, 2013 (Bermuda)		11,000	11,033
Kabel BW Erste Beteiligungs GmbH/Kabel
Baden-Wurttemberg GmbH & Co. KG 144A company guaranty
sr. notes 7 1/2s, 2019 (Germany)		395,000	401,600
Level 3 Financing, Inc. company guaranty sr. unsec.
Unsub. notes 9 1/4s, 2014 (FWC)		975,000	996,938
Mediacom Broadband, LLC/Mediacom Broadband Corp. sr.
unsec. unsub. notes 8 1/2s, 2015		250,000	259,375
Mediacom LLC/Mediacom Capital Corp. sr. unsec. notes
9 1/8s, 2019		205,000	219,350
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 7 7/8s, 2018		1,635,000	1,749,450
MetroPCS Wireless, Inc. company guaranty sr. unsec.
notes 6 5/8s, 2020		350,000	349,563
Nextel Communications, Inc. company guaranty sr.
unsec. notes Ser. D, 7 3/8s, 2015		410,000	411,538
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 10s, 2016		1,340,000	1,527,600
NII Capital Corp. company guaranty sr. unsec. unsub.
notes 7 5/8s, 2021		285,000	291,413
PAETEC Holding Corp. 144A sr. unsec. notes 9 7/8s, 2018		1,275,000	1,345,125
PAETEC Holding Corp. company guaranty sr. notes
8 7/8s, 2017		505,000	544,138
PAETEC Holding Corp. company guaranty sr. unsec.
unsub. notes 9 1/2s, 2015		175,000	183,313
Qwest Communications International, Inc. company
guaranty 7 1/2s, 2014		180,000	182,925
Qwest Corp. sr. unsec. unsub. notes 7 1/4s, 2025		555,000	591,075
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2019		155,000	171,275
SBA Telecommunications, Inc. company guaranty sr.
unsec. notes 8s, 2016		785,000	854,669
Sprint Capital Corp. company guaranty 6 7/8s, 2028		2,535,000	2,338,538
Sprint Nextel Corp. sr. notes 8 3/8s, 2017		1,425,000	1,587,094
Sprint Nextel Corp. sr. unsec. notes 6s, 2016		440,000	441,650
Virgin Media Finance PLC company guaranty sr. notes
Ser. 1, 9 1/2s, 2016 (United Kingdom)		275,000	312,813
Wind Acquisition Finance SA 144A company guaranty sr.
notes 7 1/4s, 2018 (Netherlands)		1,215,000	1,269,675
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)		750,000	862,500
Wind Acquisition Finance SA 144A sr. notes 11 3/4s,
2017 (Netherlands)	EUR	85,000	141,764
Wind Acquisition Holdings Finance SA 144A company
guaranty sr. notes 12 1/4s, 2017 (Italy) (PIK)		$231,477	280,087
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2018		260,000	277,550
Windstream Corp. company guaranty sr. unsec. unsub.
notes 8 1/8s, 2013		730,000	801,175
Windstream Corp. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2017		890,000	954,525
Windstream Corp. 144A company guaranty sr. unsec.
unsub. notes 7 3/4s, 2021		625,000	635,156
			45,039,383

Consumer (0.9%)
Jarden Corp. company guaranty sr. sub. notes Ser. 1,
7 1/2s, 2020	EUR	135,000	198,781
Jarden Corp. company guaranty sr. unsec. notes 8s, 2016		$360,000	393,750
Jarden Corp. company guaranty sr. unsec. sub. notes
7 1/2s, 2017		855,000	912,713
Scotts Miracle-Gro Co. (The) 144A sr. notes 6 5/8s,
2020		650,000	667,063
Yankee Candle Co. company guaranty sr. notes Ser. B,
8 1/2s, 2015		1,330,000	1,379,875
YCC Holdings, LLC/Yankee Finance, Inc. 144A sr. unsec.
notes 10 1/4s, 2016		470,000	473,525
			4,025,707

Consumer staples (6.4%)
ACCO Brands Corp. company guaranty sr. notes 10 5/8s,
2015		585,000	659,588
Archibald Candy Corp. company guaranty sub. notes 10s,
2011 (In default) (F)(NON)		172,499	5,520
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 9 5/8s, 2018		195,000	215,475
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 3/4s, 2016		775,000	799,219
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc.
company guaranty sr. unsec. unsub. notes 7 5/8s, 2014		365,000	373,213
Bumble Bee Acquisition Corp. 144A company guaranty sr.
notes 9s, 2017		680,000	707,200
Burger King Corp. company guaranty sr. unsec. notes
9 7/8s, 2018		545,000	577,019
Central Garden & Pet Co. company guaranty sr. sub.
notes 8 1/4s, 2018		1,000,000	1,047,500
CKE Holdings, Inc. 144A sr. notes 10 1/2s, 2016 (PIK)		445,000	417,188
CKE Restaurants, Inc. company guaranty sr. notes
11 3/8s, 2018		745,000	821,363
Claires Stores, Inc. 144A sr. notes 8 7/8s, 2019		640,000	611,200
Constellation Brands, Inc. company guaranty sr. unsec.
unsub. notes 7 1/4s, 2016		1,065,000	1,151,531
Darling International, Inc. 144A company guaranty sr.
unsec. notes 8 1/2s, 2018		190,000	206,625
Dave & Buster's, Inc. company guaranty sr. unsec.
unsub. notes 11s, 2018		900,000	976,500
Dean Foods Co. company guaranty sr. unsec. unsub.
notes 7s, 2016		760,000	724,850
Dean Foods Co. 144A sr. notes 9 3/4s, 2018		200,000	205,250
DineEquity, Inc. 144A sr. unsec. notes 9 1/2s, 2018		1,095,000	1,188,075
Dole Food Co. sr. notes 13 7/8s, 2014		226,000	273,460
Dole Food Co. 144A sr. notes 8s, 2016		195,000	206,944
Elizabeth Arden, Inc. sr. unsec. unsub. notes 7 3/8s,
2021		760,000	793,250
Harry & David Operations Corp. company guaranty sr.
unsec. notes 9s, 2013 (In default) (NON)		970,000	232,800
Harry & David Operations Corp. company guaranty sr.
unsec. notes FRN 5.3s, 2012 (In default) (NON)		510,000	114,750
Hertz Corp. company guaranty sr. unsec. notes 8 7/8s,
2014		149,000	152,725
Hertz Corp. 144A company guaranty sr. notes 6 3/4s,
2019		330,000	327,113
Hertz Corp. 144A company guaranty sr. unsec. notes
7 1/2s, 2018		295,000	305,325
Hertz Holdings Netherlands BV 144A sr. bonds 8 1/2s,
2015 (Netherlands)	EUR	760,000	1,165,609
JBS USA LLC/JBS USA Finance, Inc. company guaranty sr.
unsec. notes 11 5/8s, 2014		$340,000	394,400
Landry's Restaurants, Inc. 144A company guaranty sr.
notes 11 5/8s, 2015		325,000	350,188
Libbey Glass, Inc. sr. notes 10s, 2015		450,000	490,500
Michael Foods, Inc. 144A sr. notes 9 3/4s, 2018		375,000	409,688
Pinnacle Foods Finance LLC/Pinnacle Foods Finance
Corp. company guaranty sr. unsec. notes 9 1/4s, 2015		495,000	516,656
Prestige Brands, Inc. company guaranty sr. unsec.
notes 8 1/4s, 2018		660,000	696,300
Prestige Brands, Inc. 144A company guaranty sr. unsec.
notes 8 1/4s, 2018		325,000	342,875
Reddy Ice Corp. company guaranty sr. notes 11 1/4s,
2015		895,000	933,038
Revlon Consumer Products Corp. company guaranty notes
9 3/4s, 2015		570,000	617,025
Rite Aid Corp. company guaranty sr. notes 10 1/4s, 2019		295,000	322,656
Rite Aid Corp. company guaranty sr. notes 7 1/2s, 2017		410,000	410,000
Rite Aid Corp. company guaranty sr. unsec. unsub.
notes 9 1/2s, 2017		990,000	889,763
Rite Aid Corp. company guaranty sr. unsub. notes 8s,
2020		235,000	248,806
Roadhouse Financing, Inc. 144A sr. notes 10 3/4s, 2017		520,000	557,700
RSC Equipment Rental, Inc. 144A sr. unsec. notes
8 1/4s, 2021		440,000	457,600
Service Corporation International sr. notes 7s, 2019		345,000	362,250
Simmons Foods, Inc. 144A sr. notes 10 1/2s, 2017		520,000	564,200
Smithfield Foods, Inc. company guaranty sr. notes 10s,
2014		560,000	659,400
Spectrum Brands, Inc. sr. unsec. sub. bonds 12s, 2019
(PIK)		821,010	915,426
Spectrum Brands, Inc. 144A sr. notes 9 1/2s, 2018		485,000	534,713
Stewart Enterprises, Inc. sr. notes 6 1/4s, 2013		685,000	685,856
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014		845,000	1,014,000
United Rentals North America, Inc. company guaranty
sr. unsec. sub. notes 8 3/8s, 2020		320,000	334,400

Wendy's/Arby's Restaurants LLC company guaranty sr.
unsec. unsub. notes 10s, 2016	1,140,000	1,254,000
West Corp. 144A sr. notes 7 7/8s, 2019	450,000	458,438
West Corp. 144A sr. unsec. notes 8 5/8s, 2018	350,000	368,375
		29,047,545

Energy (oil field) (1.3%)
Complete Production Services, Inc. company guaranty
8s, 2016	670,000	706,850
Expro Finance Luxemburg 144A sr. notes 8 1/2s, 2016
(Luxembourg)	765,000	757,350
Frac Tech Services, LLC/Frac Tech Finance, Inc. 144A
company guaranty sr. notes 7 1/8s, 2018	800,000	820,000
Helix Energy Solutions Group, Inc. 144A sr. unsec.
notes 9 1/2s, 2016	2,065,000	2,178,575
Hercules Offshore, Inc. 144A sr. notes 10 1/2s, 2017	450,000	461,250
Key Energy Services, Inc. company guaranty unsec.
unsub. notes 6 3/4s, 2021	445,000	452,788
Trico Shipping AS 144A sr. notes 13 7/8s, 2014
(Norway) (In default) (NON)	541,597	439,371
		5,816,184

Entertainment (0.7%)
AMC Entertainment, Inc. 144A sr. sub. notes 9 3/4s,
2020	1,270,000	1,358,900
Cedar Fair LP/Canada's Wonderland Co./Magnum
Management Corp. 144A company guaranty sr. unsec.
notes 9 1/8s, 2018	135,000	146,475
Cinemark, Inc. company guaranty sr. unsec. notes
8 5/8s, 2019	365,000	398,763
Regal Entertainment Group company guaranty sr. unsec.
notes 9 1/8s, 2018	745,000	797,150
Universal City Development Partners, Ltd. company
guaranty sr. unsec. notes 8 7/8s, 2015	360,000	391,950
		3,093,238

Financials (9.7%)
ABN Amro North American Holding Preferred Capital
Repackage Trust I 144A jr. sub. bonds FRB 6.523s, (perpetual maturity)	1,385,000	1,322,675
ACE Cash Express, Inc. 144A sr. notes 11s, 2019	650,000	661,375
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8.3s, 2015	965,000	1,057,881
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes 8s, 2020	425,000	462,719
Ally Financial, Inc. company guaranty sr. unsec.
unsub. notes FRN 2.511s, 2014	448,000	434,646
Ally Financial, Inc. unsec. sub. notes 8s, 2018	475,000	510,031
Ally Financial, Inc. 144A company guaranty notes
6 1/4s, 2017	635,000	646,906
Ally Financial, Inc. 144A company guaranty sr. unsec.
unsub. notes 7 1/2s, 2020	430,000	458,488
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	1,025,000	1,103,156
BAC Capital Trust VI bank guaranty jr. unsec. sub.
notes 5 5/8s, 2035	600,000	523,591
BankAmerica Capital II bank guaranty jr. unsec. sub.
notes 8s, 2026	225,000	230,063
Capital One Capital IV company guaranty jr. unsec.
sub. notes FRN 6.745s, 2037	725,000	727,719
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2020	255,000	262,650
CB Richard Ellis Services, Inc. company guaranty sr.
unsec. sub. notes 11 5/8s, 2017	500,000	590,000
CIT Group, Inc. sr. bonds 7s, 2017	3,866,448	3,871,281
CIT Group, Inc. sr. bonds 7s, 2016	1,752,462	1,754,653
CIT Group, Inc. sr. bonds 7s, 2015	808,477	815,551
CIT Group, Inc. 144A company guaranty notes 6 5/8s,
2018	925,000	938,523
CNO Financial Group, Inc. 144A company guaranty sr.
notes 9s, 2018	425,000	450,500
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	675,000	732,375
Dresdner Funding Trust I 144A bonds 8.151s, 2031	720,000	669,600
E*Trade Financial Corp. sr. unsec. notes 7 3/8s, 2013	360,000	361,350
E*Trade Financial Corp. sr. unsec. unsub. notes
12 1/2s, 2017	1,001,000	1,193,693
HBOS Capital Funding LP 144A bank guaranty jr. unsec.
sub. FRB 6.071s, (perpetual maturity) (Jersey)	1,115,000	1,018,831
HBOS PLC 144A sr. unsec. sub. notes 6 3/4s, 2018
(United Kingdom)	895,000	875,954
HUB International Holdings, Inc. 144A sr. sub. notes
10 1/4s, 2015	335,000	346,725
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 8s, 2018	1,500,000	1,541,250
ING Groep NV jr. unsec. sub. notes 5.775s, (perpetual maturity)
(Netherlands)	285,000	263,625
iStar Financial, Inc. sr. unsec. unsub. notes Ser. B,
5.95s, 2013 (R)	625,000	592,188
Leucadia National Corp. sr. unsec. notes 8 1/8s, 2015	200,000	221,000
Leucadia National Corp. sr. unsec. notes 7 1/8s, 2017	620,000	651,000
Liberty Mutual Group, Inc. 144A company guaranty jr.
sub. notes FRB 10 3/4s, 2058	160,000	208,000
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. bonds 7.8s, 2037	350,000	348,250

Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. notes FRN 7s, 2037		120,000	115,433
National Money Mart Co. company guaranty sr. unsec.
unsub. notes 10 3/8s, 2016 (Canada)		940,000	1,048,100
NB Capital Trust IV jr. unsec. sub. notes 8 1/4s, 2027		215,000	220,913
Nuveen Investments, Inc. company guaranty sr. unsec.
unsub. notes 10 1/2s, 2015		670,000	688,425
Offshore Group Investments, Ltd. company guaranty sr.
notes 11 1/2s, 2015 (Cayman Islands)		685,000	760,350
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)		855,000	873,169
Provident Funding Associates 144A sr. notes 10 1/4s,
2017		835,000	931,025
Provident Funding Associates 144A sr. notes 10 1/8s,
2019		430,000	447,738
Regions Financing Trust II company guaranty jr. unsec.
sub. bonds FRB 6 5/8s, 2047		1,130,000	1,011,350
Residential Capital LLC company guaranty jr. notes
9 5/8s, 2015		1,835,000	1,851,056
Royal Bank of Scotland Group PLC jr. unsec. sub. bonds
FRB 7.648s, 2049 (United Kingdom)		1,915,000	1,771,375
Sabra Health Care LP/Sabra Capital Corp. company
guaranty sr. unsec. unsub. notes 8 1/8s, 2018 (R)		555,000	585,525
SLM Corp. sr. notes Ser. MTN, 8s, 2020		655,000	713,950
SLM Corp. sr. notes Ser. MTN, 6 1/4s, 2016		790,000	826,664
SLM Corp. sr. unsec. unsub. notes Ser. MTN, 8.45s, 2018		2,250,000	2,520,000
Springleaf Finance Corp. sr. unsec. notes Ser. MTN,
6.9s, 2017		2,100,000	1,918,875
Springleaf Finance Corp. sr. unsec. notes Ser. MTNI,
5.85s, 2013		475,000	464,313
Springleaf Finance Corp. sr. unsec. notes Ser. MTNI,
4 7/8s, 2012		1,010,000	992,325
USI Holdings Corp. 144A company guaranty sr. unsec.
notes FRN 4.188s, 2014		215,000	209,088
			43,795,923

Gaming and lottery (2.9%)
American Casino & Entertainment Properties LLC sr.
notes 11s, 2014		865,000	920,144
Ameristar Casinos, Inc. 144A sr. notes 7 1/2s,
2021(FWC)		765,000	758,306
Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2018		2,322,000	2,118,825
Caesars Entertainment Operating Co., Inc. company
guaranty sr. notes 10s, 2015		230,000	230,288
Caesars Entertainment Operating Co., Inc. sr. notes
11 1/4s, 2017		1,620,000	1,840,725
Isle of Capri Casinos, Inc. company guaranty 7s, 2014		1,355,000	1,344,838
Isle of Capri Casinos, Inc. 144A company guaranty sr.
unsec. notes 7 3/4s, 2019		635,000	631,825
Mashantucket Western Pequot Tribe 144A bonds 8 1/2s,
2015 (In default) (NON)		1,445,000	144,500
MTR Gaming Group, Inc. company guaranty sr. notes
12 5/8s, 2014		1,235,000	1,315,275
Penn National Gaming, Inc. sr. unsec. sub. notes
8 3/4s, 2019		225,000	248,344
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. notes 8 5/8s, 2017		240,000	261,600
Pinnacle Entertainment, Inc. company guaranty sr.
unsec. sub. notes 7 1/2s, 2015		1,075,000	1,093,813
Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp.
company guaranty mtge. notes 7 3/4s, 2020		465,000	492,900
Yonkers Racing Corp. 144A sr. notes 11 3/8s, 2016		1,345,000	1,496,313
			12,897,696

Health care (5.2%)
Aviv Healthcare Properties LP 144A sr. notes 7 3/4s,
2019 (FWC)		965,000	1,006,013
Biomet, Inc. company guaranty sr. unsec. notes 10s,
2017		525,000	575,531
Capella Healthcare, Inc. 144A company guaranty sr.
notes 9 1/4s, 2017		880,000	937,200
CHS/Community Health Systems, Inc. company guaranty
sr. unsec. sub. notes 8 7/8s, 2015		1,310,000	1,382,050
ConvaTec Healthcare E SA 144A sr. notes 7 3/8s, 2017
(Luxembourg)	EUR	320,000	467,830
ConvaTec Healthcare E SA 144A sr. unsec. notes
10 1/2s, 2018 (Luxembourg)		$1,705,000	1,790,250
DaVita, Inc. company guaranty sr. unsec. notes 6 5/8s,
2020		215,000	217,688
DaVita, Inc. company guaranty sr. unsec. notes 6 3/8s,
2018		645,000	651,450
Elan Finance PLC/Elan Finance Corp. company guaranty
sr. unsec. notes 8 3/4s, 2016 (Ireland)		1,195,000	1,263,713
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021		1,050,000	1,017,188
Giant Funding Corp. 144A sr. notes 8 1/4s, 2018 (Spain)		740,000	759,425
HCA Holdings, Inc. 144A sr. unsec. notes 7 3/4s, 2021		770,000	802,725
HCA, Inc. company guaranty sr. notes 9 7/8s, 2017		320,000	358,400
HCA, Inc. company guaranty sr. notes 9 5/8s, 2016 (PIK)		1,335,000	1,438,463
HCA, Inc. sr. sec. notes 9 1/4s, 2016		1,020,000	1,097,775
Health Management Associates, Inc. sr. notes 6 1/8s,
2016		1,065,000	1,099,613
Multiplan, Inc. 144A company guaranty sr. notes
9 7/8s, 2018		635,000	679,450
Quintiles Transnational Corp. 144A sr. notes 9 1/2s,
2014 (PIK)		355,000	362,988

Select Medical Corp. company guaranty 7 5/8s, 2015	505,000	513,838
Surgical Care Affiliates, Inc. 144A sr. sub. notes
10s, 2017	1,275,000	1,319,625
Surgical Care Affiliates, Inc. 144A sr. unsec. notes
8 7/8s, 2015 (PIK)	174,488	178,414
Talecris Biotherapeutics Holdings Corp. company
guaranty sr. unsec. notes 7 3/4s, 2016	205,000	224,988
Tenet Healthcare Corp. company guaranty sr. notes 10s,
2018	250,000	292,813
Tenet Healthcare Corp. sr. notes 9s, 2015	1,110,000	1,221,000
Tenet Healthcare Corp. sr. notes 8 7/8s, 2019	655,000	746,700
Tenet Healthcare Corp. sr. unsec. notes 8s, 2020	775,000	807,938
United Surgical Partners International, Inc. company
guaranty sr. unsec. sub. notes 8 7/8s, 2017	390,000	409,013
Valeant Pharmaceuticals International 144A company
guaranty sr. notes 7s, 2020	130,000	126,100
Valeant Pharmaceuticals International 144A company
guaranty sr. unsec. notes 6 7/8s, 2018	320,000	313,600
Valeant Pharmaceuticals International 144A sr. notes
6 3/4s, 2017	130,000	128,050
Vanguard Health Systems, Inc. 144A sr. notes zero %,
2016	945,000	600,075
Ventas Realty LP/Capital Corp. company guaranty 9s,
2012 (R)	700,000	752,759
		23,542,665

Homebuilding (1.3%)
Beazer Homes USA, Inc. company guaranty sr. unsec.
notes 6 7/8s, 2015	530,000	522,050
Beazer Homes USA, Inc. 144A sr. notes 9 1/8s, 2019	510,000	515,738
M/I Homes, Inc. 144A sr. unsec. notes 8 5/8s, 2018	1,305,000	1,305,000
Pulte Group, Inc. company guaranty sr. unsec. unsub.
notes 7 7/8s, 2032	835,000	770,288
Realogy Corp. company guaranty sr. unsec. notes
10 1/2s, 2014 (FWC)	145,000	147,175
Realogy Corp. 144A company guaranty sr. notes 7 7/8s,
2019	245,000	243,163
Realogy Corp. 144A company guaranty sr. unsec. notes
11 1/2s, 2017 (FWC)	1,525,000	1,574,563
Standard Pacific Corp. company guaranty sr. notes
10 3/4s, 2016	630,000	733,950
Standard Pacific Corp. company guaranty sr. unsec.
unsub. notes 7s, 2015	160,000	168,000
		5,979,927

Household furniture and appliances (0.2%)
Sealy Mattress Co. 144A company guaranty sr. sec.
notes 10 7/8s, 2016	751,000	850,508
		850,508

Lodging/Tourism (0.7%)
CityCenter Holdings LLC/CityCenter Finance Corp. 144A
company guaranty sr. notes 10 3/4s, 2017 (PIK)	945,000	975,713
FelCor Lodging LP company guaranty sr. notes 10s,
2014 (R)	1,225,000	1,399,563
MGM Resorts International company guaranty sr. notes
9s, 2020	175,000	191,844
MGM Resorts International company guaranty sr. unsec.
notes 6 5/8s, 2015	390,000	369,525
MGM Resorts International sr. notes 10 3/8s, 2014	155,000	177,475
		3,114,120

Media (0.4%)
Affinion Group Holding Inc. 144A company guaranty sr. notes
11 5/8s, 2015	425,000	432,438
Nielsen Finance, LLC/Nielsen Finance Co. 144A company
guaranty sr. unsec. notes 7 3/4s, 2018	650,000	697,125
WMG Acquisition Corp. company guaranty sr. sub. notes
7 3/8s, 2014	425,000	426,063
WMG Holdings Corp. company guaranty sr. unsec. disc.
notes 9 1/2s, 2014	220,000	224,400
		1,780,026

Oil and gas (7.7%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	1,550,000	1,711,191
Anadarko Petroleum Corp. sr. notes 5.95s, 2016	730,000	793,589
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	170,000	187,118
Anadarko Petroleum Corp. sr. unsec. notes 6.2s, 2040	365,000	352,624
ATP Oil & Gas Corp. company guaranty sr. notes
11 7/8s, 2015	365,000	383,250
Brigham Exploration Co. 144A company guaranty sr.
unsec. notes 8 3/4s, 2018	630,000	699,300
Carrizo Oil & Gas, Inc. 144A sr. unsec. notes 8 5/8s,
2018	1,220,000	1,293,200
Chaparral Energy, Inc. company guaranty sr. unsec.
notes 8 7/8s, 2017	1,060,000	1,113,000
Chaparral Energy, Inc. 144A company guaranty sr.
unsec. notes 8 1/4s, 2021	320,000	329,600
Chaparral Energy, Inc. 144A sr. notes 9 7/8s, 2020	605,000	671,550
Compton Petroleum Finance Corp. company guaranty sr.
unsec. notes 10s, 2017 (Canada)	692,988	492,021
Comstock Resources, Inc. company guaranty sr. unsub.

notes 8 3/8s, 2017	640,000	664,000
Connacher Oil and Gas, Ltd. 144A sec. notes 10 1/4s,
2015 (Canada)	1,250,000	1,325,000
Connacher Oil and Gas, Ltd. 144A sr. sec. notes
11 3/4s, 2014 (Canada)	885,000	951,375
Crosstex Energy LP/Crosstex Energy Finance Corp.
company guaranty sr. unsec. notes 8 7/8s, 2018	1,625,000	1,771,250
Denbury Resources, Inc. company guaranty sr. sub.
notes 9 3/4s, 2016	155,000	174,763
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 8 1/4s, 2020	682,000	760,430
Denbury Resources, Inc. company guaranty sr. unsec.
sub. notes 6 3/8s, 2021	450,000	461,250
EXCO Resources, Inc. company guaranty sr. unsec. notes
7 1/2s, 2018	1,755,000	1,783,519
Ferrellgas LP/Ferrellgas Finance Corp. 144A sr. notes
6 1/2s, 2021	445,000	431,650
Forest Oil Corp. company guaranty sr. unsec. notes 8s, 2011	1,390,000	1,452,550
Goodrich Petroleum Corp. 144A sr. notes 8 7/8s, 2019	910,000	910,000
Inergy LP/Inergy Finance Corp. 144A sr. notes 6 7/8s,
2021	990,000	1,032,075
Laredo Petroleum, Inc. 144A sr. notes 9 1/2s, 2019	595,000	619,544
MEG Energy Corp. 144A company guaranty sr. unsec.
notes 6 1/2s, 2021 (Canada)	630,000	640,238
Newfield Exploration Co. sr. unsec. sub. notes 7 1/8s,
2018	265,000	284,875
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	1,120,000	1,145,200
OPTI Canada, Inc. company guaranty sr. sec. notes
8 1/4s, 2014 (Canada)	765,000	408,319
OPTI Canada, Inc. company guaranty sr. sec. notes
7 7/8s, 2014 (Canada)	1,750,000	925,313
OPTI Canada, Inc. 144A company guaranty sr. notes
9 3/4s, 2013 (Canada)	225,000	224,719
OPTI Canada, Inc. 144A sr. notes 9s, 2012 (Canada)	35,000	35,569
Petrohawk Energy Corp. company guaranty sr. unsec.
notes 10 1/2s, 2014	140,000	160,825
Petroleum Development Corp. company guaranty sr.
unsec. notes 12s, 2018	1,030,000	1,167,763
Plains Exploration & Production Co. company guaranty
7 3/4s, 2015	245,000	255,719
Plains Exploration & Production Co. company guaranty
7s, 2017	1,600,000	1,652,000
Quicksilver Resources, Inc. company guaranty 7 1/8s,
2016	290,000	286,375
Quicksilver Resources, Inc. company guaranty sr.
unsec. notes 8 1/4s, 2015	355,000	371,863
Quicksilver Resources, Inc. sr. notes 11 3/4s, 2016	515,000	599,975
Range Resources Corp. company guaranty sr. sub. notes
6 3/4s, 2020	340,000	362,100
Rosetta Resources, Inc. company guaranty sr. unsec.
notes 9 1/2s, 2018	980,000	1,087,800
Sabine Pass LNG LP sec. notes 7 1/2s, 2016	1,360,000	1,397,400
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. notes 7 1/2s, 2021	190,000	197,125
SandRidge Energy, Inc. 144A company guaranty sr.
unsec. unsub. notes 8s, 2018	274,000	287,015
SandRidge Energy, Inc. 144A sr. unsec. notes 9 7/8s,
2016	485,000	538,350
SM Energy Co. 144A sr. unsec. notes 6 5/8s, 2019	390,000	400,238
Whiting Petroleum Corp. company guaranty 7s, 2014	685,000	729,525
Williams Cos., Inc. (The) notes 7 3/4s, 2031	704,000	836,087
Williams Cos., Inc. (The) sr. unsec. notes 7 7/8s, 2021	337,000	419,381
		34,777,623

Publishing (0.8%)
American Media Operations, Inc. 144A sr. sub. notes
14s, 2013 (F) (PIK)	1,395,512	488,429
American Media, Inc. 144A notes 13 1/2s, 2018	116,844	119,765
Cengage Learning Acquisitions, Inc. 144A sr. notes
10 1/2s, 2015	1,085,000	1,106,700
Cenveo Corp. company guaranty sr. notes 8 7/8s, 2018	690,000	691,725
Cenveo Corp. 144A company guaranty sr. unsec. notes
10 1/2s, 2016	220,000	221,100
McClatchy Co. (The) company guaranty sr. notes
11 1/2s, 2017	785,000	883,125
Vertis, Inc. company guaranty sr. notes 13 1/2s, 2014
(In default) (F)(NON) (PIK)	837,116	41,856
		3,552,700

Retail (3.0%)
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	265,000	277,256
Bon-Ton Department Stores, Inc. (The) company guaranty
10 1/4s, 2014	1,335,000	1,368,365
Burlington Coat Factory Warehouse Corp. 144A company
guaranty sr. unsec. notes 10s, 2019	640,000	620,800
Gymboree Corp. 144A sr. unsec. notes 9 1/8s, 2018	380,000	368,600
Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021	700,000	714,000
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. unsub. notes 8 3/8s, 2015	825,000	959,063
Michaels Stores, Inc. company guaranty 11 3/8s, 2016	1,195,000	1,302,540
Needle Merger Sub Corp. 144A sr. unsec. notes 8 1/8s,
2019	640,000	646,400
Neiman-Marcus Group, Inc. company guaranty sr. unsec.
notes 9s, 2015	13,618	14,231

Neiman-Marcus Group, Inc. company guaranty sr. unsec.
sub. notes 10 3/8s, 2015	470,000	495,263
Penske Automotive Group, Inc. company guaranty sr.
unsec. sub. notes 7 3/4s, 2016	1,335,000	1,380,056
PETCO Animal Supplies, Inc. 144A company guaranty sr.
notes 9 1/4s, 2018	445,000	476,150
QVC Inc. 144A sr. notes 7 1/2s, 2019	1,005,000	1,055,250
QVC Inc. 144A sr. notes 7 3/8s, 2020	470,000	489,975
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	615,000	596,550
Toys R Us - Delaware, Inc. 144A company guaranty sr.
notes 7 3/8s, 2016	195,000	206,213
Toys R Us Property Co., LLC company guaranty sr. notes
8 1/2s, 2017	805,000	865,375
Toys R Us Property Co., LLC company guaranty sr.
unsec. notes 10 3/4s, 2017	1,505,000	1,708,175
		13,544,262

Technology (5.0%)
Advanced Micro Devices, Inc. sr. unsec. notes 8 1/8s,
2017	400,000	416,000
Advanced Micro Devices, Inc. sr. unsec. notes 7 3/4s,
2020	265,000	272,288
Alcatel-Lucent USA, Inc. unsec. debs. 6.45s, 2029	145,000	124,700
Avaya, Inc. company guaranty sr. unsec. notes 10 1/8s,
2015 (PIK)	280,000	285,600
Avaya, Inc. company guaranty sr. unsec. notes 9 3/4s,
2015	1,090,000	1,107,713
Avaya, Inc. 144A company guaranty sr. notes 7s, 2019	875,000	853,125
Buccaneer Merger Sub., Inc. 144A sr. notes 9 1/8s, 2019	970,000	1,028,200
Ceridian Corp. company guaranty sr. unsec. notes
12 1/4s, 2015 (PIK)	950,300	993,064
Ceridian Corp. sr. unsec. notes 11 1/4s, 2015	1,110,000	1,154,400
CommScope, Inc. 144A sr. notes 8 1/4s, 2019	650,000	679,250
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 7/8s, 2020	235,000	256,738
Fidelity National Information Services, Inc. company
guaranty sr. unsec. notes 7 5/8s, 2017	465,000	503,944
First Data Corp. company guaranty sr. unsec. notes
10.55s, 2015 (PIK)	612,986	635,207
First Data Corp. company guaranty sr. unsec. sub.
notes 11 1/4s, 2016	1,585,000	1,579,056
First Data Corp. 144A company guaranty sr. notes
7 3/8s, 2019 (FWC)	395,000	403,394
First Data Corp. 144A sr. bonds 12 5/8s, 2021	2,275,000	2,468,375
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 10 1/8s, 2018	585,000	653,738
Freescale Semiconductor, Inc. 144A company guaranty
sr. notes 9 1/4s, 2018	800,000	876,000
Freescale Semiconductor, Inc. 144A company guaranty
sr. unsec. notes 10 3/4s, 2020	1,660,000	1,863,350
Iron Mountain, Inc. company guaranty 6 5/8s, 2016	410,000	412,050
Jazz Technologies, Inc. company guaranty sr. unsec.
notes 8s, 2015 (F)	648,000	630,180
NXP BV/NXP Funding, LLC 144A company guaranty sr.
notes 9 3/4s, 2018 (Netherlands)	1,580,000	1,769,600
Seagate HDD Cayman 144A company guaranty sr. unsec.
notes 7 3/4s, 2018 (Cayman Islands)	830,000	859,050
STATS ChipPAC, Ltd. 144A company guaranty sr. unsec.
notes 7 1/2s, 2015 (Singapore)	125,000	136,250
SunGard Data Systems, Inc. company guaranty 10 1/4s,
2015	705,000	740,250
SunGard Data Systems, Inc. 144A sr. unsec. notes
7 5/8s, 2020	635,000	652,463
Unisys Corp. sr. unsec. unsub. notes 12 1/2s, 2016	280,000	314,300
Unisys Corp. 144A company guaranty sr. sub. notes
14 1/4s, 2015	796,000	967,140
		22,635,425

Textiles (0.3%)
Hanesbrands, Inc. company guaranty sr. unsec. notes
6 3/8s, 2020	575,000	560,625
Hanesbrands, Inc. sr. unsec. notes 8s, 2016	650,000	704,438
Levi Strauss & Co. sr. unsec. notes 8 7/8s, 2016	80,000	83,400
		1,348,463

Tire and rubber (0.2%)
Goodyear Tire & Rubber Co. (The) sr. unsec. notes
10 1/2s, 2016	980,000	1,097,600
		1,097,600

Transportation (0.7%)
AMGH Merger Sub., Inc. 144A company guaranty sr. notes
9 1/4s, 2018	1,095,000	1,174,388
Swift Services Holdings, Inc. 144A company guaranty
sr. notes 10s, 2018	1,080,000	1,171,800
Western Express, Inc. 144A sr. notes 12 1/2s, 2015	785,000	757,525
		3,103,713

Utilities and power (4.0%)
AES Corp. (The) sr. unsec. notes 8s, 2020	380,000	410,400
AES Corp. (The) sr. unsec. unsub. notes 8s, 2017	730,000	784,750
Aguila 3 SA 144A company guaranty sr. notes 7 7/8s,
2018 (Luxembourg)	360,000	367,200

Calpine Corp. 144A company guaranty sr. notes 7 7/8s,
2020	705,000	747,300
Calpine Corp. 144A sr. notes 7 1/4s, 2017	1,345,000	1,398,800
Colorado Interstate Gas Co. debs. 6.85s, 2037 (Canada)	1,055,000	1,140,535
Dynegy Holdings, Inc. sr. unsec. notes 7 3/4s, 2019	2,065,000	1,602,956
Edison Mission Energy sr. unsec. notes 7 3/4s, 2016	525,000	446,250
Edison Mission Energy sr. unsec. notes 7 1/2s, 2013	120,000	119,400
Edison Mission Energy sr. unsec. notes 7.2s, 2019	550,000	429,000
Edison Mission Energy sr. unsec. notes 7s, 2017	30,000	24,075
El Paso Natural Gas Co. debs. 8 5/8s, 2022	360,000	453,745
Energy Future Holdings Corp. company guaranty sr.
notes 10s, 2020	300,000	317,903
Energy Future Holdings Corp. company guaranty sr.
unsec. notes 11 1/4s, 2017 (PIK)	205,110	169,729
Energy Future Intermediate Holdings Co., LLC sr. notes
10s, 2020	460,000	487,451
Energy Transfer Equity LP company guaranty sr. unsec.
notes 7 1/2s, 2020	690,000	750,375
GenOn Energy Inc. 144A sr. unsec. notes 9 7/8s, 2020	1,285,000	1,342,825
GenOn Energy Inc. 144A sr. unsec. notes 9 1/2s, 2018	195,000	202,800
Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	170,000	184,025
GenOn Americas Generation, Inc. sr. unsec. notes
8.3s, 2011	670,000	671,675
GenOn Americas Generation, Inc. sr. unsec. notes
9 1/8s, 2031	690,000	712,425
NRG Energy, Inc. sr. notes 7 3/8s, 2016	2,465,000	2,551,275
NV Energy, Inc. sr. unsec. notes 6 1/4s, 2020	480,000	488,490
PNM Resources, Inc. unsec. unsub. notes 9 1/4s, 2015	340,000	384,200
Tennessee Gas Pipeline Co. sr. unsec. unsub. debs. 7s,
2028	140,000	155,569
Texas Competitive Electric Holdings Co., LLC company
guaranty sr. unsec. notes 10 1/2s, 2016 (PIK)	1,310,905	760,325
Texas Competitive Electric Holdings Co., LLC 144A
company guaranty sr. notes 15s, 2021	910,000	750,750
		17,854,228

Total corporate bonds and notes (cost $350,765,604)		$370,136,340

SENIOR LOANS (5.5%)(a)(c)
	Principal amount	Value

Basic materials (0.3%)
Ineos Holdings, Ltd. bank term loan FRN Ser. B2,
7.501s, 2013 (United Kingdom) (FWC)	$533,559	$548,399
Ineos Holdings, Ltd. bank term loan FRN Ser. C2,
8.001s, 2014 (United Kingdom) (FWC)	536,086	550,996
Smurfit-Stone Container Enterprises, Inc. bank term
loan FRN 6 3/4s, 2016	295,326	295,880
		1,395,275

Broadcasting (0.5%)
Clear Channel Communications, Inc. bank term loan FRN
Ser. B, 3.912s, 2016	1,507,649	1,325,685
Univision Communications, Inc. bank term loan FRN
4.512s, 2017	907,542	882,585
		2,208,270

Capital goods (0.1%)
Pinafore, LLC bank term loan FRN Ser. B1, 4 1/4s, 2016	226,356	226,865
		226,865

Commercial and consumer services (0.1%)
Brickman Group Holdings, Inc. bank term loan FRN
Ser. B, 7 1/4s, 2016	224,438	228,646
Compucom Systems, Inc. bank term loan FRN 3.77s, 2014	381,225	367,882
		596,528

Communication services (0.2%)
CCO Holdings, LLC / CCO Holdings Capital Corp. bank
term loan FRN 2.762s, 2014	785,000	767,338
Level 3 Financing, Inc. bank term loan FRN Ser. B,
11 1/2s, 2014	75,000	80,100
		847,438

Consumer cyclicals (1.3%)
CCM Merger, Inc. bank term loan FRN Ser. B, 7s, 2017	1,205,000	1,219,309
Cedar Fair LP bank term loan FRN 4s, 2017 (FWC)	343,795	345,082
Cengage Learning Acquisitions, Inc. bank term loan FRN
Ser. B, 2.55s, 2014	470,964	450,893
Dex Media West, LLC bank term loan FRN Ser. A, 7s, 2014	146,969	130,221
GateHouse Media, Inc. bank term loan FRN Ser. B,
2.27s, 2014 (FWC)	378,401	168,010
GateHouse Media, Inc. bank term loan FRN Ser. DD,
2.27s, 2014 (FWC)	141,194	62,690
Golden Nugget, Inc. bank term loan FRN 2.268s, 2014
(PIK)	231,243	199,013
Golden Nugget, Inc. bank term loan FRN Ser. B, 2.27s,
2014 (PIK)	406,238	349,619
Goodman Global, Inc. bank term loan FRN 9s, 2017	290,000	297,794
Goodman Global, Inc. bank term loan FRN 5 3/4s, 2016	655,840	658,705
Six Flags Theme Parks bank term loan FRN Ser. B,
5 1/4s, 2016	953,019	958,261

Tribune Co. bank term loan FRN Ser. B, 5 1/4s, 2014
(In default) (NON)	1,346,625	937,378
		5,776,975

Consumer staples (0.5%)
Claire's Stores, Inc. bank term loan FRN 3.026s, 2014	885,085	843,657
Del Monte Foods Co. bank term loan FRN Ser. B, 4 1/2s,
2018	530,000	530,083
Huish Detergents, Inc. bank term loan FRN 4.52s, 2014	245,000	235,404
Revlon Consumer Products bank term loan FRN 6.001s,
2015	633,600	635,184
Rite-Aid Corp. bank term loan FRN Ser. B, 2.013s, 2014	80,341	77,188
		2,321,516

Financials (0.5%)
AGFS Funding Co. bank term loan FRN 7 1/4s, 2015	475,000	475,223
CNO Financial Group, Inc. bank term loan FRN 7 1/2s,
2016	320,667	323,072
Fifth Third Processing Solutions, Inc. bank term loan
FRN 8 1/4s, 2017	190,000	192,613
HUB International Holdings, Inc. bank term loan FRN
6 3/4s, 2014	453,100	450,155
iStar Financial, Inc. bank term loan FRN Ser. A2, 5s,
2014	700,000	697,000
Nuveen Investments, Inc. bank term loan FRN Ser. B,
5.804s, 2017	162,749	162,697
Nuveen Investments, Inc. bank term loan FRN Ser. B,
3.303s, 2014	139,286	133,715
		2,434,475

Gaming and lottery (0.1%)
Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B, 9 1/2s, 2016	281,438	294,876
Caesars Entertainment Operating Co., Inc. bank term loan FRN
Ser. B2, 3.303s, 2015	405,000	374,562
		669,438

Health care (0.7%)
Ardent Health Systems bank term loan FRN Ser. B,
6 1/2s, 2015	881,100	884,037
Axcan Intermediate Holdings, Inc. bank term loan FRN
Ser. B, 5 1/2s, 2017	314,213	313,329
Carestream Health, Inc. bank term loan FRN Ser. B, 5s,
2017	670,000	655,030
Grifols SA bank term loan FRN Ser. B, 6s, 2016 (Spain)
(FWC)	450,000	452,813
IASIS Healthcare Corp. bank term loan FRN 5.554s, 2014
(PIK)	743,506	733,739
		3,038,948

Homebuilding (0.3%)
Realogy Corp. bank term loan FRN Ser. A, 13 1/2s, 2017	1,210,000	1,309,825
		1,309,825

Oil and gas (0.1%)
MEG Energy Corp. bank term loan FRN Ser. B, 4s, 2018
(Canada) (FWC)	525,000	527,888
		527,888

Retail (0.1%)
Burlington Coat Factory Warehouse Corp. bank term loan
FRN Ser. B, 6 1/4s, 2017	235,000	231,732
		231,732

Technology (0.1%)
Avaya, Inc. bank term loan FRN Ser. B3, 4.811s, 2017	275,396	268,509
		268,509

Utilities and power (0.6%)
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B3, 3.761s, 2014	2,694,010	2,262,968
Texas Competitive Electric Holdings Co., LLC bank term
loan FRN Ser. B2, 3.786s, 2014	765,736	644,449
		2,907,417

Total senior loans (cost $25,074,372)		$24,761,099

COMMON STOCKS (3.4%)(a)
	Shares	Value

AES Corp. (The) (NON)	46,340	$602,420
Alliance HealthCare Services, Inc. (NON)	108,703	480,467
Ameristar Casinos, Inc.	27,155	482,001
Avis Budget Group, Inc. (NON)	23,540	421,601
Bohai Bay Litigation, LLC (Escrow) (F)	2,670	8,329
Cincinnati Bell, Inc. (NON)	225,755	605,023
CIT Group, Inc. (NON)	6,665	283,596
CONSOL Energy, Inc.	10,840	581,349
FelCor Lodging Trust, Inc. (NON)(R)	59,595	365,317

Fortescue Metals Group, Ltd. (Australia)			64,240	426,808
Freeport-McMoRan Copper & Gold, Inc. Class B			15,354	852,915
General Motors Co. (NON)			19,560	606,947
Interpublic Group of Companies, Inc. (The)			41,465	521,215
Kinder Morgan, Inc./Kansas (NON)			33,887	1,004,411
L-3 Communications Holdings, Inc.			8,610	674,249
LyondellBasell Industries NV Class A (Netherlands)
(NON)			12,133	479,860
Macy's, Inc.			19,385	470,280
NII Holdings, Inc. (NON)			11,530	480,455
Nortek, Inc. (NON)			3,413	146,759
Owens Corning, Inc. (NON)			6,765	243,472
Petrohawk Energy Corp. (NON)			29,380	720,985
Sealy Corp. (NON)			201,201	511,051
Spectrum Brands Holdings, Inc. (NON)			17,194	477,305
Sprint Nextel Corp. (NON)			133,510	619,486
Stallion Oilfield Holdings, Ltd.			5,032	203,796
Terex Corp. (NON)			15,379	569,638
Trump Entertainment Resorts, Inc. (NON) (F)			913	4,565
TRW Automotive Holdings Corp. (NON)			9,485	522,434
Vantage Drilling Co. (NON)			119,292	214,726
Verso Paper Corp. (NON)			33,307	178,192
Visteon Corp. (NON)			2,396	149,726
Visteon Corp. 144A (NON)			22,487	1,247,804

Total common stocks (cost $12,700,106)				$15,157,182

CONVERTIBLE PREFERRED STOCKS (1.8%)(a)
			Shares	Value

Apache Corp. Ser. D, $3.00 cv. pfd.			12,347	$872,933
Crown Castle International Corp. $3.125 cum. cv. pfd.			11,043	670,862
Entertainment Properties Trust Ser. C, $1.438 cum. cv.
pfd.			34,307	688,178
General Motors Co. Ser. B, $2.375 cv. pfd.			17,091	823,573
Great Plains Energy, Inc. $6.00 cv. pfd.			6,470	414,986
Hartford Financial Services Group, Inc. (The) $1.182
cv. pfd.			24,660	638,078
Health Care REIT, Inc. Ser. I, $3.25 cv. pfd.			18,312	949,935
Lehman Brothers Holdings, Inc. Ser. P, 7.25% cv. pfd.
(In default) (NON)			1,120	616
MetLife, Inc. $3.75 cv. pfd.			10,405	888,379
Nielsen Holdings NV $3.125 cv. pfd.			12,680	719,844
Unisys Corp. Ser. A, 6.25% cv. pfd.			8,213	733,010
XL Group, Ltd. $2.688 cv. pfd.			22,965	772,543

Total convertible preferred stocks (cost $8,518,616)				$8,172,937

CONVERTIBLE BONDS AND NOTES (1.5%)(a)
			Principal amount	Value

Advanced Micro Devices, Inc. cv. sr. unsec. notes 6s,
2015			$100,000	$103,125
Alliant Techsystems, Inc. cv. company guaranty sr.
sub. notes 3s, 2024			575,000	638,250
Altra Holdings, Inc. 144A cv. company guaranty sr.
unsec. notes 2 3/4s, 2031			187,000	205,233
Clearwire Communications, LLC/Clearwire Finance, Inc.
144A cv. company guaranty sr. unsec. notes 8 1/4s, 2040			629,000	690,265
Digital Realty Trust LP 144A cv. sr. unsec. notes
5 1/2s, 2029 (R)			255,000	367,997
Ford Motor Co. cv. sr. unsec. notes 4 1/4s, 2016			402,000	729,172
General Growth Properties, Inc. 144A cv. escrow
funding bonds zero %, 2027 (F)(R)			460,000	575
Level 3 Communications, Inc. cv. sr. unsec. unsub.
notes 3 1/2s, 2012			300,000	295,875
Meritor, Inc. cv. company guaranty sr. unsec. notes
4s, 2027			840,000	828,450
Steel Dynamics, Inc. cv. sr. notes 5 1/8s, 2014			420,000	536,550
Trinity Industries, Inc. cv. unsec. sub. notes 3 7/8s,
2036			680,000	741,200
Virgin Media, Inc. cv. sr. unsec. notes 6 1/2s, 2016
(United Kingdom)			545,000	923,094
XM Satellite Radio Holdings, Inc. 144A cv. sr. unsec.
sub. notes 7s, 2014			522,000	687,083

Total convertible bonds and notes (cost $5,278,023)				$6,746,869

PREFERRED STOCKS (0.5%)(a)
			Shares	Value

Ally Financial, Inc. 144A Ser. G, 7.00% cum. pfd.			1,474	$1,371,557
GMAC Capital Trust I Ser. 2, $2.031 cum. pfd.			30,000	765,000

Total preferred stocks (cost $1,383,626)				$2,136,557

WARRANTS (--%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Charter Communications, Inc. Class A	11/30/14	$46.86	37	$435
Smurfit Kappa Group PLC 144A (Ireland) (F)	10/01/13	EUR 0.001	432	28,411
Tower Semiconductor, Ltd. 144A (Israel) (F)	6/30/15	$0.01	192,571	46,217

Total warrants (cost $60,279)				$75,063

SHORT-TERM INVESTMENTS (1.9%)(a)
		Principal amount/shares		Value

Putnam Money Market Liquidity Fund 0.13% (e)			$8,682,453	$8,682,453

Total short-term investments (cost $8,682,453)				$8,682,453

TOTAL INVESTMENTS

Total investments (cost $412,463,079)(b)	$435,868,500

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $8,984,580) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Canadian Dollar	Sell	4/20/11	$268,308	$266,437	$(1,871)
	Euro	Sell	4/20/11	1,008,216	977,938	(30,278)

Barclays Bank PLC
	Euro	Sell	4/20/11	476,142	462,000	(14,142)

Citibank, N.A.
	Euro	Buy	4/20/11	361,294	350,480	10,814

Credit Suisse AG
	Euro	Sell	4/20/11	957,110	928,144	(28,966)

Deutsche Bank AG
	Euro	Sell	4/20/11	1,577,485	1,530,056	(47,429)

Goldman Sachs International
	Euro	Sell	4/20/11	830,621	805,759	(24,862)

HSBC Bank USA, National Association
	Euro	Sell	4/20/11	255,958	248,340	(7,618)

JPMorgan Chase Bank, N.A.
	Euro	Sell	4/20/11	70,555	68,444	(2,111)

Royal Bank of Scotland PLC (The)
	Euro	Buy	4/20/11	581,052	563,401	17,651

State Street Bank and Trust Co.
	Euro	Sell	4/20/11	494,029	479,356	(14,673)

UBS AG
	Euro	Sell	4/20/11	1,071,389	1,039,365	(32,024)

Westpac Banking Corp.
	Australian Dollar	Sell	4/20/11	450,609	440,276	(10,333)
	Canadian Dollar	Buy	4/20/11	289,257	287,408	1,849
	Euro	Sell	4/20/11	553,795	537,176	(16,619)

Total						$(200,612)

Key to holding's currency abbreviations

EUR	Euro

Key to holding's abbreviations

FRB	Floating Rate Bonds
FRN	Floating Rate Notes
MTN	Medium Term Notes
MTNI	Medium Term Notes Class I

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $451,331,269.

(b) The aggregate identified cost on a tax basis is $412,242,601, resulting in gross unrealized appreciation and depreciation of $33,381,364 and $9,755,465, respectively, or net unrealized appreciation of $23,625,899.

(NON) Non-income-producing security.

(FWC) Forward commitments, in part or in entirety.

(PIK) Income may be received in cash or additional securities at the discretion of the issuer.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $2,189 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $40,272,094 and $41,581,415, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $608,298 to cover certain derivatives contracts and securities sold short.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Consumer cyclicals	23.5%
Financials	11.7
Energy	11.5
Communication services	11.1

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $230,926 on derivative contracts subject to the Master Agreements. There was no collateral posted by the fund.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Basic materials	$1,937,775	$--	$--

Capital goods	569,638	--	--

Communication services	1,704,964	--	--

Conglomerates	--	--	--

Consumer cyclicals	4,019,202	1,247,804	4,565

Consumer staples	898,906	--	--

Energy	1,517,060	203,796	8,329

Financials	283,596	--	--

Health care	480,467	--	--

Technology	674,249	--	--

Transportation	--	--	--

Utilities and power	1,606,831	--	--

Total common stocks	13,692,688	1,451,600	12,894

Convertible bonds and notes	--	6,746,294	575

Convertible preferred stocks	--	8,172,937	--

Corporate bonds and notes	--	368,970,354	1,165,986

Preferred stocks	--	2,136,557	--

Senior loans	--	24,761,099	--

Warrants	--	435	74,628

Short-term investments	8,682,453	--	--

Totals by level	$22,375,141	$412,239,276	$1,254,083

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	--	(200,612)	--

Totals by level	$--	$(200,612)	$--

At the start and/or close of the reporting period, Level 3 investments in securities and other financial instruments were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	30,314	(230,926)

Equity contracts	75,063	--

Total	$105,377	$(230,926)

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Income Fund
The fund's portfolio
3/31/11 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (51.5%)(a)
	Principal amount	Value

U.S. Government Agency Mortgage Obligations (51.5%)
Federal Home Loan Mortgage Corporation Pass-Through
Certificates
3 1/2s, with due dates from December 1, 2040 to
February 1, 2041 (FWC)	$33,848,636	$31,850,775
3 1/2s, TBA, April 1, 2041	2,000,000	1,879,531
Federal National Mortgage Association Pass-Through
Certificates
5s, March 1, 2038	343,910	360,031
4 1/2s, TBA, April 1, 2041	2,000,000	2,035,469
4s, TBA, April 1, 2041	76,000,000	74,765,000
3 1/2s, with due dates from December 1, 2040 to
March 1, 2041 (FWC)	45,807,727	43,193,466
3 1/2s, TBA, April 1, 2041	74,000,000	69,687,191

Total U.S. government and agency mortgage obligations (cost $223,395,878)		223,771,463

U.S. TREASURY OBLIGATIONS (0.5%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Notes 1 1/4's,
July 15, 2020 (i)	$1,931,154	$2,000,589
U.S. Treasury Notes 2 5/8s, November 15, 2020	128,000	119,460

Total U.S. treasury obligations (cost $2,120,534)		$2,120,049

MORTGAGE-BACKED SECURITIES (33.0%)(a)
	Principal amount	Value

Banc of America Commercial Mortgage, Inc.
Ser. 07-2, Class A2, 5.634s, 2049	$3,349,603	$3,378,463
Ser. 06-6, Class A2, 5.309s, 2045	932,000	940,964
Ser. 07-1, Class XW, IO, 0.288s, 2049	6,301,145	81,001
Banc of America Commercial Mortgage, Inc. 144A
Ser. 02-PB2, Class XC, IO, 0.734s, 2035	3,253,127	15,190
Ser. 07-5, Class XW, IO, 0.427s, 2051	13,462,889	234,078
Ser. 04-4, Class XC, IO, 0.28s, 2042	12,984,852	210,870
Ser. 04-5, Class XC, IO, 0.266s, 2041	23,456,876	334,467
Ser. 06-5, Class XC, IO, 0.186s, 2047	46,528,157	682,982
Ser. 05-1, Class XW, IO, 0.079s, 2042	130,903,418	90,808
Bear Stearns Commercial Mortgage Securities, Inc.
FRB Ser. 00-WF2, Class F, 8.282s, 2032	412,000	440,433
FRB Ser. 07-PW16, Class A2, 5.666s, 2040	800,610	823,436
Ser. 06-PW14, Class A2, 5.123s, 2038	526,000	534,749
Ser. 05-PWR9, Class A2, 4.735s, 2042	454,233	455,285
Ser. 04-PR3I, Class X1, IO, 0.23s, 2041	2,199,059	39,858
Ser. 05-PWR9, Class X1, IO, 0.197s, 2042	29,506,323	267,327
Bear Stearns Commercial Mortgage Securities, Inc. 144A
Ser. 06-PW14, Class XW, IO, 0.683s, 2038	8,341,519	125,123
Ser. 06-PW14, Class X1, IO, 0.218s, 2038	7,939,229	129,012
Ser. 05-PW10, Class X1, IO, 0.057s, 2040	11,478,027	25,137
Chase Commercial Mortgage Securities Corp. 144A Ser.
98-1, Class F, 6.56s, 2030	1,865,192	1,967,412
Citigroup/Deutsche Bank Commercial Mortgage Trust Ser.
06-CD3, Class A2, 5.56s, 2048	403,650	415,860
Citigroup/Deutsche Bank Commercial Mortgage Trust 144A
Ser. 07-CD4, Class XW, IO, 0.371s, 2049	24,081,793	370,860
Ser. 07-CD4, Class XC, IO, 0.12s, 2049	34,953,425	321,572
Commercial Mortgage Acceptance Corp. 144A
Ser. 98-C1, Class F, 6.23s, 2031	529,994	548,942
Ser. 98-C2, Class F, 5.44s, 2030	1,113,918	1,159,977
Commercial Mortgage Pass-Through Certificates 144A
Ser. 05-LP5, Class XC, IO, 0.172s, 2043	16,378,803	155,595
Ser. 06-C8, Class XS, IO, 0.134s, 2046	31,861,507	369,603
Ser. 05-C6, Class XC, IO, 0.061s, 2044	24,790,435	143,273
Countrywide Alternative Loan Trust Ser. 06-2CB,
Class A11, 6s, 2036	3,237,140	2,125,385
Countrywide Home Loans 144A
Ser. 04-R2, Class 1AS, IO, 5.669s, 2034	1,794,632	209,154
Ser. 05-R3, Class AS, IO, 5.532s, 2035	184,796	22,715
FRB Ser. 04-R2, Class 1AF1, 0.67s, 2034	1,768,035	1,520,510
FRB Ser. 05-R3, Class AF, 0.65s, 2035	181,657	156,225
Credit Suisse Mortgage Capital Certificates
FRB Ser. 07-C4, Class A2, 5.802s, 2039	2,999,109	3,069,764
Ser. 07-C5, Class AAB, 5.62s, 2040	1,243,000	1,301,492
Ser. 07-C5, Class A2, 5.589s, 2040	536,000	549,818
FRB Ser. 07-C3, Class A2, 5.525s, 2039	497,704	510,586
Ser. 07-C1, Class AAB, 5.336s, 2040	946,000	992,165
Ser. 06-C5, Class AX, IO, 0.2s, 2039	14,597,431	234,230
Credit Suisse Mortgage Capital Certificates 144A
Ser. 06-C4, Class AX, IO, 0.152s, 2039	29,995,265	456,282
Ser. 07-C2, Class AX, IO, 0.107s, 2049	48,054,867	289,338
Ser. 07-C1, Class AX, IO, 0.066s, 2040	50,710,498	353,604
CS First Boston Mortgage Securities Corp. Ser. 04-C3,
Class A3, 4.302s, 2036	2,982	2,981
CS First Boston Mortgage Securities Corp. 144A
Ser. 98-C1, Class F, 6s, 2040	808,000	839,321
FRB Ser. 03-CK2, Class G, 5.744s, 2036	785,000	802,972
Ser. 02-CP3, Class AX, IO, 1.404s, 2035	13,454,580	174,114
FRB Ser. 04-TF2A, Class J, 1.205s, 2019	278,000	267,575

FRB Ser. 04-TF2A, Class H, 0.955s, 2019	278,000	264,100
Ser. 04-C4, Class AX, IO, 0.449s, 2039	2,773,841	71,419
DLJ Commercial Mortgage Corp. 144A
FRB Ser. 98-CG1, Class B4, 7.227s, 2031	970,000	1,059,801
Ser. 99-CG2, Class B3, 6.1s, 2032	306,603	306,474
Ser. 99-CG2, Class B4, 6.1s, 2032	1,144,000	1,131,329
Federal Home Loan Mortgage Corp.
IFB Ser. 3211, Class SI, IO, 26.593s, 2036	62,248	37,998
IFB Ser. 3408, Class EK, 24.767s, 2037	824,541	1,166,158
IFB Ser. 2976, Class LC, 23.485s, 2035	110,495	150,708
IFB Ser. 2979, Class AS, 23.338s, 2034	149,344	195,610
IFB Ser. 3072, Class SM, 22.862s, 2035	586,598	785,087
IFB Ser. 3065, Class DC, 19.095s, 2035	676,220	859,036
IFB Ser. 2990, Class LB, 16.294s, 2034	715,362	863,949
IFB Ser. 3184, Class SP, IO, 7.095s, 2033	896,854	102,157
IFB Ser. 3287, Class SE, IO, 6.445s, 2037	2,266,805	353,667
IFB Ser. 3398, Class SI, IO, 6.395s, 2036	2,249,194	280,497
IFB Ser. 3677, Class KS, IO, 6.295s, 2040	3,688,403	523,935
IFB Ser. 3346, Class SC, IO, 6.295s, 2033	4,725,709	688,016
IFB Ser. 3751, Class SB, IO, 5.785s, 2039	20,963,740	2,934,924
IFB Ser. 3725, Class CS, IO, 5.745s, 2040	6,282,357	838,695
Ser. 3645, Class ID, IO, 5s, 2040	289,623	49,641
Ser. 3632, Class CI, IO, 5s, 2038	341,865	61,081
Ser. 3626, Class DI, IO, 5s, 2037	243,119	30,733
Ser. 3623, Class CI, IO, 5s, 2036	218,640	31,703
Ser. 3747, Class HI, IO, 4 1/2s, 2037	710,643	113,159
Ser. 3707, Class PI, IO, 4 1/2s, 2025	5,571,588	775,899
Ser. 3768, Class MI, IO, 4s, 2035	23,383,343	3,243,585
Ser. 3738, Class MI, IO, 4s, 2034	12,326,567	1,636,495
Ser. 3736, Class QI, IO, 4s, 2034	4,329,665	562,856
Ser. 3751, Class MI, IO, 4s, 2034	4,565,200	620,822
Ser. 3707, Class HI, IO, 4s, 2023	1,468,950	165,007
Ser. T-56, Class A, IO, 0.524s, 2043	6,380,622	119,637
Ser. T-56, Class 3, IO, 0.008s, 2043	3,158,426	1,974
Ser. T-56, Class 1, IO, zero %, 2043	7,889,234	6,163
Ser. T-56, Class 2, IO, zero %, 2043	17,434,827	1,607
Ser. 3369, Class BO, PO, zero %, 2037	43,640	38,169
Ser. 3327, Class IF, IO, zero %, 2037	35,527	266
Ser. 3391, PO, zero %, 2037	130,271	102,608
Ser. 3300, PO, zero %, 2037	518,097	445,822
Ser. 3175, Class MO, PO, zero %, 2036	66,261	53,919
Ser. 3210, PO, zero %, 2036	113,846	94,970
FRB Ser. 3274, Class TX, zero %, 2037	34,801	33,251
FRB Ser. 3326, Class YF, zero %, 2037	37,042	33,593
FRB Ser. 3263, Class TA, zero %, 2037	5,774	5,772
FRB Ser. 3147, Class SF, zero %, 2036	439,642	413,541
FRB Ser. 3117, Class AF, zero %, 2036	29,577	27,623
FRB Ser. 3326, Class WF, zero %, 2035	87,382	81,743
FRB Ser. 3033, Class YF, zero %, 2035	9,603	9,535
FRB Ser. 3036, Class AS, zero %, 2035	40,713	30,941
FRB Ser. 3003, Class XF, zero %, 2035	103,478	102,702
Federal National Mortgage Association
IFB Ser. 07-75, Class JS, 50.364s, 2037	365,753	700,237
IFB Ser. 06-62, Class PS, 38.403s, 2036	906,140	1,483,903
IFB Ser. 06-8, Class HP, 23.652s, 2036	657,746	908,939
IFB Ser. 05-45, Class DA, 23.505s, 2035	1,272,189	1,823,162
IFB Ser. 07-53, Class SP, 23.285s, 2037	524,458	716,175
IFB Ser. 05-122, Class SE, 22.227s, 2035	1,143,090	1,526,470
IFB Ser. 05-75, Class GS, 19.502s, 2035	767,107	970,602
IFB Ser. 05-106, Class JC, 19.35s, 2035	421,398	540,438
IFB Ser. 05-83, Class QP, 16.745s, 2034	155,825	192,341
IFB Ser. 11-4, Class CS, 12.401s, 2040	1,009,044	1,046,633
Ser. 10-67, Class BI, IO, 5 1/2s, 2025	3,594,825	456,654
Ser. 10-100, Class AI, IO, 4 1/2s, 2025	7,603,281	825,370
Ser. 03-W10, Class 1, IO, 1.554s, 2043	4,737,398	222,066
Ser. 07-64, Class LO, PO, zero %, 2037	165,876	145,057
Ser. 372, Class 1, PO, zero %, 2036	323,158	284,731
FRB Ser. 06-115, Class SN, zero %, 2036	288,683	286,157
FRB Ser. 06-104, Class EK, zero %, 2036	19,075	17,430
FRB Ser. 05-117, Class GF, zero %, 2036	11,603	10,691
FRB Ser. 06-1, Class HF, zero %, 2032	9,001	8,278
IFB Ser. 06-48, Class FG, zero %, 2036	67,235	66,514
First Union National Bank-Bank of America Commercial
Mortgage 144A Ser. 01-C1, Class 3, IO, 1.348s, 2033	1,829,417	79
First Union-Lehman Brothers Commercial Mortgage Trust II
Ser. 97-C2, Class F, 7 1/2s, 2029	1,196,000	1,282,012
Ser. 97-C2, Class G, 7 1/2s, 2029	361,000	388,101
First Union-Lehman Brothers-Bank of America 144A Ser.
98-C2, Class G, 7s, 2035	1,515,000	1,590,750
GE Capital Commercial Mortgage Corp. 144A
Ser. 05-C2, Class XC, IO, 0.119s, 2043	25,833,337	201,924
Ser. 05-C3, Class XC, IO, 0.07s, 2045	133,815,267	644,789
Ser. 07-C1, Class XC, IO, 0.068s, 2049	68,657,693	338,812
GMAC Commercial Mortgage Securities, Inc.
Ser. 97-C1, Class X, IO, 1.052s, 2029	2,339,512	84,276
Ser. 05-C1, Class X1, IO, 0.38s, 2043	25,567,880	321,046
GMAC Commercial Mortgage Securities, Inc. 144A
Ser. 99-C3, Class G, 6.974s, 2036	156,542	144,019
Ser. 06-C1, Class XC, IO, 0.071s, 2045	73,658,692	382,217
Government National Mortgage Association
IFB Ser. 10-158, Class SD, 14.24s, 2040	855,000	884,985
IFB Ser. 11-26, Class SP, 14.24s, 2040	734,000	754,185
IFB Ser. 11-25, Class SP, 13.79s, 2040	2,921,000	2,938,760
Ser. 11-56, Class SA, 5 1/2s, 2041 (FWC)	5,681,000	7,783,311
Ser. 06-36, Class OD, PO, zero %, 2036	27,078	25,325
FRB Ser. 07-73, Class KI, IO, zero %, 2037	1,027,792	17,826
FRB Ser. 07-73, Class KM, zero %, 2037	102,655	88,869
FRB Ser. 07-35, Class UF, zero %, 2037	16,691	15,992
Greenwich Capital Commercial Funding Corp.

Ser. 07-GG9, Class A2, 5.381s, 2039	1,962,540	2,005,768
Ser. 05-GG5, Class A2, 5.117s, 2037	1,006,335	1,016,505
Ser. 05-GG5, Class XC, IO, 0.119s, 2037	155,711,427	379,905
Greenwich Capital Commercial Funding Corp. 144A Ser.
03-C1, Class G, 4.773s, 2035	498,000	484,821
GS Mortgage Securities Corp. II Ser. 06-GG6, Class A2,
5.506s, 2038	1,591,020	1,601,489
GS Mortgage Securities Corp. II 144A
Ser. 98-C1, Class F, 6s, 2030	426,665	429,225
Ser. 03-C1, Class X1, IO, 0.849s, 2040	7,938,731	81,645
Ser. 04-C1, Class X1, IO, 0.74s, 2028	1,765,581	177
Ser. 06-GG6, Class XC, IO, 0.108s, 2038	57,635,546	116,355
GSMPS Mortgage Loan Trust 144A
IFB Ser. 04-4, Class 1AS, IO, 5.368s, 2034	331,458	46,543
FRB Ser. 04-4, Class 1AF, 0.65s, 2034	331,458	278,425
IMPAC Secured Assets Corp. FRB Ser. 07-2, Class 1A1A,
0.36s, 2037 (F)	1,165,238	629,228
JPMorgan Chase Commercial Mortgage Securities Corp.
Ser. 97-C5, Class F, 7.561s, 2029	279,655	291,505
FRB Ser. 07-LD12, Class A3, 5.987s, 2051	7,987,000	8,473,166
Ser. 07-C1, Class ASB, 5.857s, 2051	555,000	578,571
FRB Ser. 07-LD11, Class A3, 5.818s, 2049	1,786,000	1,862,298
Ser. 06-CB17, Class A3, 5.45s, 2043	892,000	916,343
Ser. 06-LDP9, Class A2S, 5.298s, 2047	2,840,000	2,890,012
Ser. 06-LDP8, Class X, IO, 0.565s, 2045	29,610,007	667,937
Ser. 06-CB17, Class X, IO, 0.509s, 2043	35,897,640	807,316
Ser. 06-CB16, Class X1, IO, 0.45s, 2045	15,505,527	196,568
Ser. 06-LDP9, Class X, IO, 0.446s, 2047	39,379,706	719,948
Ser. 07-LDPX, Class X, IO, 0.341s, 2049	21,688,329	281,541
JPMorgan Chase Commercial Mortgage Securities Corp.
144A
Ser. 00-C9, Class G, 6 1/4s, 2032	382,719	383,376
Ser. 03-ML1A, Class X1, IO, 1.302s, 2039	44,325,761	913,860
Ser. 05-CB12, Class X1, IO, 0.175s, 2037	19,840,166	136,971
Ser. 07-CB20, Class X1, IO, 0.148s, 2051	36,028,563	348,562
Ser. 06-LDP6, Class X1, IO, 0.075s, 2043	47,665,627	172,378
LB Commercial Conduit Mortgage Trust 144A
Ser. 99-C1, Class F, 6.41s, 2031	314,997	315,725
Ser. 99-C1, Class G, 6.41s, 2031	337,198	330,682
Ser. 98-C4, Class G, 5.6s, 2035	260,000	273,520
Ser. 98-C4, Class H, 5.6s, 2035	441,000	456,912
LB-UBS Commercial Mortgage Trust
Ser. 07-C7, Class A2, 5.588s, 2045	2,112,000	2,167,902
Ser. 07-C2, Class XW, IO, 0.558s, 2040	4,586,580	102,092
LB-UBS Commercial Mortgage Trust 144A
Ser. 03-C5, Class XCL, IO, 0.762s, 2037	5,068,512	78,602
Ser. 06-C7, Class XW, IO, 0.713s, 2038	22,719,023	580,573
Ser. 06-C7, Class XCL, IO, 0.323s, 2038	39,410,010	614,572
Ser. 05-C3, Class XCL, IO, 0.281s, 2040	46,582,912	860,153
Ser. 05-C2, Class XCL, IO, 0.203s, 2040	88,204,321	693,692
Ser. 05-C5, Class XCL, IO, 0.187s, 2040	50,650,815	652,909
Ser. 07-C2, Class XCL, IO, 0.117s, 2040	95,513,983	1,161,985
Ser. 05-C7, Class XCL, IO, 0.108s, 2040	56,606,300	364,267
Ser. 06-C1, Class XCL, IO, 0.102s, 2041	60,471,880	607,150
Merit Securities Corp. 144A FRB Ser. 11PA, Class 3A1,
0.868s, 2027	1,583,837	1,354,065
Merrill Lynch Floating Trust 144A FRB Ser. 06-1,
Class TM, 0.755s, 2022	350,069	332,565
Merrill Lynch Mortgage Investors, Inc.
FRB Ser. 98-C3, Class E, 6.412s, 2030	283,000	300,302
FRB Ser. 97-C2, Class F, 6 1/4s, 2029	603,000	633,164
Merrill Lynch Mortgage Trust
FRB Ser. 07-C1, Class A3, 5.828s, 2050	640,000	668,259
Ser. 05-MCP1, Class XC, IO, 0.177s, 2043	22,250,231	241,117
Merrill Lynch Mortgage Trust 144A Ser. 04-KEY2,
Class XC, IO, 0.34s, 2039	5,066,105	100,469
Merrill Lynch/Countrywide Commercial Mortgage Trust
FRB Ser. 07-8, Class A3, 5.965s, 2049	1,790,000	1,922,130
Merrill Lynch/Countrywide Commercial Mortgage Trust
144A Ser. 06-4, Class XC, IO, 0.222s, 2049	39,111,353	474,186
Mezz Cap Commercial Mortgage Trust 144A
Ser. 04-C1, Class X, IO, 7.667s, 2037	1,075,827	63,259
Ser. 05-C3, Class X, IO, 4.372s, 2044	1,096,610	83,123
Ser. 06-C4, Class X, IO, 3.709s, 2045	3,142,038	155,531
Morgan Stanley Capital I
Ser. 07-IQ14, Class A2, 5.61s, 2049	1,504,399	1,515,446
FRB 5.597s, 2049	795,814	804,457
Ser. 06-T21, Class A2, 5.09s, 2052	499,500	499,033
Ser. 05-HQ6, Class A2A, 4.882s, 2042	1,092,641	1,104,397
FRB Ser. 07-HQ12, Class A2FL, 0.506s, 2049	365,568	338,224
Morgan Stanley Capital I 144A Ser. 05-HQ5, Class X1,
IO, 0.089s, 2042	7,489,438	42,091
Morgan Stanley ReREMIC Trust 144A FRB Ser. 10-C30A,
Class A3B, 10.236s, 2043	536,000	568,160
PNC Mortgage Acceptance Corp. 144A
Ser. 99-CM1, Class B3, 7.1s, 2032	369,120	368,990
Ser. 00-C1, Class J, 6 5/8s, 2033	206,000	8,240
Salomon Brothers Mortgage Securities VII 144A Ser.
02-KEY2, Class X1, IO, 1.939s, 2036	8,094,763	131,135
Structured Adjustable Rate Mortgage Loan Trust FRB
Ser. 07-8, Class 1A2, 6 1/4s, 2037	2,828,136	1,993,836
Structured Adjustable Rate Mortgage Loan Trust 144A
Ser. 04-NP2, Class A, 0.6s, 2034	224,957	180,528
Structured Asset Securities Corp.
IFB Ser. 07-4, Class 1A3, IO, 5.99s, 2045	16,486,501	2,277,198
Ser. 07-4, Class 1A4, IO, 1s, 2045	19,227,491	531,072
Structured Asset Securities Corp. 144A FRB Ser.
05-RF2, Class A, 0.6s, 2035	3,731,464	3,078,458
Vericrest Opportunity Loan Transferee 144A Ser.

10-NPL1, Class M, 6s, 2039	1,238,476	1,232,283
Wachovia Bank Commercial Mortgage Trust
FRB Ser. 07-C32, Class APB, 5.74s, 2049	556,000	587,936
FRB Ser. 07-C32, Class A2, 5.735s, 2049	1,806,939	1,877,933
Ser. 06-C27, Class A2, 5.624s, 2045	732,369	736,952
Ser. 06-C29, Class A2, 5.275s, 2048	904,000	920,916
Ser. 07-C34, IO, 0.378s, 2046	9,322,181	140,485
Ser. 06-C29, IO, 0.376s, 2048	36,177,458	610,415
Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-WL5A, Class L, 3.555s, 2018	313,000	187,800
Ser. 03-C3, Class IOI, IO, 1.088s, 2035	7,697,179	119,876
Ser. 07-C31, IO, 0.258s, 2047	56,756,125	639,642
Ser. 06-C27, Class XC, IO, 0.108s, 2045	16,833,846	135,681
Ser. 06-C23, Class XC, IO, 0.047s, 2045	34,861,920	138,750
Ser. 06-C26, Class XC, IO, 0.042s, 2045	14,234,386	40,842
WAMU Commercial Mortgage Securities Trust 144A Ser.
05-C1A, Class G, 5.72s, 2036	73,000	25,550
Washington Mutual Multi-Fam., Mtge. 144A Ser. 01-1,
Class B5, 6.992s, 2031	572,000	569,632

Total mortgage-backed securities (cost $129,227,538)		$143,473,313

CORPORATE BONDS AND NOTES (31.7%)(a)
	Principal amount	Value

Basic materials (2.3%)
Allegheny Technologies, Inc. sr. unsec. unsub. notes
5.95s, 2021	$330,000	$347,454
ArcelorMittal sr. unsec. unsub. 9.85s, 2019 (France)	380,000	481,623
ArcelorMittal sr. unsec. unsub. notes 7s, 2039 (France)	435,000	436,164
CF Industries, Inc. company guaranty sr. unsec. unsub.
notes 6 7/8s, 2018	400,000	449,000
Dow Chemical Co. (The) sr. unsec. unsub. notes 8.55s,
2019	380,000	480,337
Dow Chemical Co. (The) sr. unsec. unsub. notes 5.9s,
2015	7,000	7,759
Freeport-McMoRan Copper & Gold, Inc. sr. unsec. notes
8 3/8s, 2017	1,029,000	1,131,900
Georgia-Pacific, LLC sr. unsec. unsub. notes 8 1/8s,
2011	425,000	427,656
Georgia-Pacific, LLC sr. unsec. unsub. notes 7 3/4s,
2029	190,000	208,763
Georgia-Pacific, LLC 144A company guaranty sr. notes
5.4s, 2020	660,000	651,732
International Paper Co. bonds 7.95s, 2018	492,000	591,913
International Paper Co. sr. unsec. notes 9 3/8s, 2019	337,000	433,729
International Paper Co. sr. unsec. notes 8.7s, 2038	145,000	185,883
International Paper Co. sr. unsec. unsub. notes 7.3s,
2039	260,000	290,878
Mosaic Co. (The) 144A sr. unsec. unsub. notes 7 5/8s,
2016	415,000	448,200
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 9s, 2019 (Australia)	270,000	354,812
Rio Tinto Finance USA, Ltd. company guaranty sr.
unsec. notes 5.2s, 2040 (Australia)	680,000	642,004
Rohm & Haas Co. sr. unsec. unsub. notes 7.85s, 2029	995,000	1,182,665
Sealed Air Corp. sr. notes 7 7/8s, 2017	245,000	273,969
Sealed Air Corp. 144A notes 5 5/8s, 2013	215,000	225,356
Teck Resources Limited sr. notes 10 3/4s, 2019 (Canada)	75,000	95,775
Teck Resources Limited sr. notes 10 1/4s, 2016 (Canada)	111,000	133,478
Teck Resources Limited sr. notes 9 3/4s, 2014 (Canada)	2,000	2,430
Temple-Inland, Inc. sr. unsec. unsub. notes 6 7/8s,
2018	355,000	384,359
Union Carbide Corp. sr. unsec. unsub. bonds 7 3/4s,
2096	85,000	87,617
Xstrata Finance Canada, Ltd. 144A company guaranty
5.8s, 2016 (Canada)	305,000	337,808
		10,293,264

Capital goods (0.3%)
Allied Waste North America, Inc. company guaranty sr.
unsec. notes 6 7/8s, 2017	435,000	474,150
Legrand SA unsec. unsub. debs. 8 1/2s, 2025 (France)	338,000	400,681
Parker Hannifin Corp. sr. unsec. unsub. notes Ser.
MTN, 6 1/4s, 2038	205,000	231,230
Republic Services, Inc. company guaranty sr. unsec.
unsub. notes 5 1/2s, 2019	210,000	225,314
United Technologies Corp. sr. unsec. notes 6 1/8s, 2038	245,000	275,764
		1,607,139

Communication services (3.4%)
American Tower Corp. sr. unsec. notes 7 1/4s, 2019	545,000	612,607
American Tower Corp. sr. unsec. notes 7s, 2017	505,000	567,795
AT&T, Inc. sr. unsec. unsub. bonds 5 1/2s, 2018	395,000	431,180
AT&T, Inc. sr. unsec. unsub. notes 6.3s, 2038	510,000	513,995
Bellsouth Capital Funding unsec. notes 7 7/8s, 2030	820,000	990,238
Century Telephone Enterprises, Inc. sr. unsec. debs.
bonds Ser. G, 6 7/8s, 2028	665,000	671,978
CenturyLink, Inc. sr. unsec. unsub. notes Ser. P,
7.6s, 2039	280,000	299,938
Comcast Cable Communications company guaranty sr.
unsub. notes 8 7/8s, 2017	400,000	500,486
Comcast Corp. company guaranty sr. unsec. unsub. notes
6.95s, 2037	205,000	223,180
Cox Communications, Inc. 144A bonds 8 3/8s, 2039	245,000	308,683
Cox Communications, Inc. 144A notes 5 7/8s, 2016	125,000	138,513

Crown Castle Towers, LLC 144A company guaranty sr.
notes 4.883s, 2020	635,000	635,428
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 6.35s, 2040	270,000	270,058
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. notes 5s, 2021	85,000	85,299
DIRECTV Holdings, LLC/DIRECTV Financing Co., Inc.
company guaranty sr. unsec. unsub. notes 5 7/8s, 2019	475,000	513,558
France Telecom notes 8 1/2s, 2031 (France)	85,000	114,374
Frontier Communications Corp. sr. unsec. notes 8 1/2s,
2020	275,000	298,031
Frontier Communications Corp. sr. unsec. notes 7 7/8s,
2015	85,000	91,588
NBC Universal, Inc. 144A notes 6.4s, 2040	325,000	335,915
NBC Universal, Inc. 144A notes 5.15s, 2020	255,000	262,405
Rogers Communications, Inc. company guaranty notes
6.8s, 2018 (Canada)	295,000	343,488
Rogers Communications, Inc. sec. notes 6 3/8s, 2014
(Canada)	475,000	532,779
SBA Tower Trust 144A company guaranty asset backed
notes 5.101s, 2017	950,000	984,053
TCI Communications, Inc. company guaranty 7 7/8s, 2026	795,000	953,290
Telefonica Emisones SAU company guaranty 6.221s, 2017
(Spain)	140,000	152,732
Telefonica Emisones SAU company guaranty sr. unsec.
notes 5.462s, 2021 (Spain)	465,000	470,910
Time Warner Cable, Inc. company guaranty sr. notes
7.3s, 2038	575,000	634,070
Time Warner Cable, Inc. company guaranty sr. unsec.
6 3/4s, 2018	40,000	45,447
Time Warner Cable, Inc. company guaranty sr. unsec.
notes 7 1/2s, 2014	260,000	298,403
Time Warner Cable, Inc. company guaranty sr. unsec.
unsub. notes 6 3/4s, 2039	125,000	130,697
Verizon Communications, Inc. sr. unsec. notes 7.35s,
2039	230,000	268,084
Verizon Communications, Inc. sr. unsec. unsub. notes
8 3/4s, 2018	90,000	115,166
Verizon New England, Inc. sr. notes 6 1/2s, 2011	975,000	1,001,081
Verizon New Jersey, Inc. debs. 8s, 2022	40,000	47,499
Verizon Pennsylvania, Inc. debs. 8.35s, 2030	405,000	469,209
Verizon Virginia, Inc. debs. Ser. A, 4 5/8s, 2013	255,000	268,808
		14,580,965

Consumer cyclicals (2.0%)
Advance Auto Parts, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2020	360,000	376,811
Autonation, Inc. company guaranty sr. unsec. notes
6 3/4s, 2018	210,000	219,713
CBS Corp. company guaranty sr. unsec. notes 7 7/8s,
2030	780,000	905,471
Choice Hotels International, Inc. company guaranty sr.
unsec. unsub. notes 5.7s, 2020	385,000	378,741
Expedia, Inc. company guaranty sr. unsec. notes
7.456s, 2018	70,000	78,750
Expedia, Inc. company guaranty sr. unsec. unsub. notes
5.95s, 2020	495,000	499,331
Expedia, Inc. 144A company guaranty sr. notes 8 1/2s,
2016	725,000	786,625
Ford Motor Credit Co., LLC sr. unsec. unsub. notes
5 3/4s, 2021	245,000	241,937
Grupo Televisa SA sr. unsec. bonds 6 5/8s, 2040
(Mexico)	180,000	190,715
Grupo Televisa SA sr. unsec. notes 6s, 2018 (Mexico)	320,000	349,039
Lender Processing Services, Inc. company guaranty sr.
unsec. unsub. notes 8 1/8s, 2016	682,000	710,133
Limited Brands, Inc. company guaranty sr. unsec. notes
6 5/8s, 2021	275,000	280,500
Macy's Retail Holdings, Inc. company guaranty sr.
unsec. notes 6 5/8s, 2011	215,000	215,000
News America Holdings, Inc. company guaranty 7 3/4s,
2024	420,000	482,477
News America Holdings, Inc. debs. 7 3/4s, 2045	265,000	313,139
News America, Inc. company guaranty sr. unsec. notes
6.9s, 2019	105,000	122,369
Omnicom Group, Inc. sr. unsec. unsub. notes 4.45s, 2020	65,000	63,769
Owens Corning company guaranty unsec. unsub. notes 9s,
2019	261,000	307,980
QVC Inc. 144A sr. notes 7 1/8s, 2017	220,000	231,000
Sears Holdings Corp. 144A sr. notes 6 5/8s, 2018	239,000	231,830
Staples, Inc. sr. unsec. notes 9 3/4s, 2014	265,000	318,150
Time Warner Entertainment Co., LP debs. 8 3/8s, 2023	175,000	215,767
Time Warner, Inc. company guaranty sr. unsec. bond
7.7s, 2032	460,000	536,433
Time Warner, Inc. company guaranty sr. unsec. notes
4.7s, 2021	40,000	39,714
Time Warner, Inc. debs. 9.15s, 2023	325,000	426,938
		8,522,332

Consumer staples (2.9%)
Altria Group, Inc. company guaranty sr. unsec. notes
9.7s, 2018	290,000	381,384
Altria Group, Inc. company guaranty sr. unsec. notes
9 1/4s, 2019	575,000	750,416
Anheuser-Busch InBev Worldwide, Inc. company guaranty
sr. unsec. unsub. notes 8.2s, 2039	806,000	1,096,544
Anheuser-Busch InBev Worldwide, Inc. company guaranty

sr. unsec. unsub. notes 7 3/4s, 2019	834,000	1,026,077
Bacardi, Ltd. 144A unsec. notes 4 1/2s, 2021 (Bermuda)	470,000	467,986
Bunge Ltd., Finance Corp. company guaranty unsec.
unsub. notes 4.1s, 2016	410,000	410,614
Campbell Soup Co. debs. 8 7/8s, 2021	345,000	459,502
CVS Caremark Corp. jr. unsec. sub. bonds FRB 6.302s,
2037	790,000	776,175
CVS Pass-Through Trust 144A company guaranty notes
7.507s, 2032	783,461	898,582
Darden Restaurants, Inc. sr. unsec. unsub. notes 6.8s,
2037	750,000	817,518
Fortune Brands, Inc. sr. unsec. unsub. notes 3s, 2012	460,000	467,834
General Mills, Inc. sr. unsec. notes 5.65s, 2019	85,000	93,943
H.J. Heinz Finance Co. 144A company guaranty 7 1/8s,
2039	275,000	326,653
Kraft Foods, Inc. notes 6 1/8s, 2018	295,000	329,096
Kraft Foods, Inc. sr. unsec. unsub. notes 6 1/2s, 2040	1,616,000	1,714,459
Kroger Co. company guaranty 6 3/4s, 2012	20,000	21,193
Kroger Co. company guaranty 6.4s, 2017	200,000	230,113
McDonald's Corp. sr. unsec. Ser. MTN, 6.3s, 2038	220,000	254,121
McDonald's Corp. sr. unsec. bond 6.3s, 2037	345,000	398,172
McDonald's Corp. sr. unsec. notes 5.7s, 2039	145,000	153,816
SABMiller PLC 144A notes 6 1/2s, 2018 (United Kingdom)	465,000	537,925
Tyson Foods, Inc. sr. unsec. notes 8 1/4s, 2011	235,000	242,050
Tyson Foods, Inc. sr. unsec. unsub. notes 10 1/2s, 2014	260,000	312,000
WPP Finance UK company guaranty sr. unsec. notes 8s,
2014 (United Kingdom)	555,000	646,916
		12,813,089

Energy (1.7%)
Anadarko Finance Co. company guaranty sr. unsec.
unsub. notes Ser. B, 7 1/2s, 2031	940,000	1,037,754
Anadarko Petroleum Corp. sr. unsec. notes 6 3/8s, 2017	360,000	396,250
Chesapeake Energy Corp. sr. unsec. notes 7 5/8s, 2013	420,000	470,400
El Paso Pipeline Partners Operating Co., LP company
guaranty sr. unsec. notes 6 1/2s, 2020	230,000	253,000
EOG Resources, Inc. sr. unsec. notes 5 5/8s, 2019	155,000	170,065
Forest Oil Corp. sr. notes 8s, 2011	250,000	261,250
Motiva Enterprises, LLC 144A sr. notes 5.2s, 2012	90,000	94,492
Motiva Enterprises, LLC 144A sr. unsec. notes 6.85s,
2040	280,000	320,012
Newfield Exploration Co. sr. sub. notes 6 5/8s, 2016	280,000	288,050
Newfield Exploration Co. sr. unsec. sub. notes 6 5/8s,
2014	121,000	123,723
Noble Holding International, Ltd. company guaranty sr.
unsec. notes 6.05s, 2041	360,000	361,418
Peabody Energy Corp. company guaranty sr. unsec.
unsub. notes 6 1/2s, 2020	185,000	198,413
Petrobras International Finance Co. company guaranty
sr. unsec. notes 6 3/4s, 2041 (Brazil)	215,000	221,495
Petrobras International Finance Co. company guaranty
sr. unsec. notes 5 3/8s, 2021 (Brazil)	825,000	827,490
Ras Laffan Liquefied Natural Gas Co., Ltd. 144A
company guaranty sr. notes 5 1/2s, 2014 (Qatar)	500,000	536,607
Statoil ASA company guaranty sr. unsec. notes 5.1s,
2040 (Norway)	430,000	412,422
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.8s, 2037	95,000	98,796
Weatherford International, Inc. company guaranty sr.
unsec. unsub. bonds 6.35s, 2017	115,000	127,095
Weatherford International, Ltd. company guaranty
6 1/2s, 2036 (Switzerland)	185,000	184,978
Weatherford International, Ltd. company guaranty sr.
unsec. notes 9 5/8s, 2019 (Switzerland)	405,000	515,799
Weatherford International, Ltd. sr. notes 5 1/2s, 2016
(Switzerland)	195,000	209,399
Woodside Finance Ltd. 144A notes 4 1/2s, 2014
(Australia)	260,000	275,376
		7,384,284

Financials (12.6%)
Aflac, Inc. sr. unsec. notes 6.9s, 2039	460,000	482,584
Aflac, Inc. sr. unsec. notes 6.45s, 2040	320,000	321,173
American Express Bank FSB notes Ser. BKN1, 5.55s, 2012	350,000	370,907
American Express Bank FSB sr. unsec. FRN Ser. BKNT,
0.556s, 2017	570,000	540,894
American Express Co. sr. unsec. notes 8 1/8s, 2019	800,000	998,138
American Express Travel Related Services Co., Inc. sr.
unsec. unsub. notes FRN Ser. EMTN, 0.461s, 2011	175,000	174,538
American International Group, Inc. jr. sub. bonds FRB
8.175s, 2058	275,000	295,969
American International Group, Inc. sr. unsec. Ser.
MTN, 5.85s, 2018	615,000	641,048
AON Corp. jr. unsec. sub. notes 8.205s, 2027	1,065,000	1,182,923
BankAmerica Capital III bank guaranteed jr. unsec. FRN
0.873s, 2027	465,000	358,093
Barclays Bank PLC sr. unsec. unsub. notes 5s, 2016	180,000	191,060
Barclays Bank PLC 144A sub. notes 10.179s, 2021	1,230,000	1,562,235
Barclays Bank PLC 144A unsec. sub. notes 6.05s, 2017	600,000	625,124
Bear Stearns Cos., Inc. (The) sr. notes 6.4s, 2017	455,000	509,835
Bear Stearns Cos., Inc. (The) sr. unsec. notes 7 1/4s,
2018	715,000	833,072
Bosphorus Financial Services, Ltd. 144A sr. notes FRN
2.113s, 2012	226,250	223,702
Capital One Capital III company guaranty 7.686s, 2036	475,000	488,656
Capital One Capital V company guaranty jr. unsec. sub.
notes 10 1/4s, 2039	580,000	629,300

Citigroup, Inc. sr. notes 6 1/2s, 2013	50,000	54,668
Citigroup, Inc. sr. unsec. sub. FRN 0.58s, 2016	812,000	764,003
Citigroup, Inc. sub. notes 5s, 2014	565,000	589,975
Citigroup, Inc. unsec. sub. notes 6 1/8s, 2036	200,000	190,719
Citigroup, Inc. unsec. sub. notes 5 5/8s, 2012	320,000	336,386
CNA Financial Corp. sr. unsec. unsub. notes 5 3/4s,
2021	255,000	261,073
Commonwealth Bank of Australia 144A sr. unsec. notes
5s, 2019 (Australia)	160,000	165,223
Commonwealth Bank of Australia 144A sr. unsec. notes
3 3/4s, 2014 (Australia)	40,000	41,427
Corrections Corporation of America company guaranty
sr. notes 7 3/4s, 2017	208,000	225,680
Credit Suisse Guernsey, Ltd. jr. unsec. sub. notes FRN
5.86s, perpetual maturity (United Kingdom)	576,000	558,720
Deutsche Bank Capital Funding Trust VII 144A jr.
unsec. sub. bonds FRB 5.628s, perpetual maturity	495,000	446,738
Duke Realty LP sr. unsec. notes 6 1/2s, 2018 (R)	185,000	203,832
Duke Realty LP sr. unsec. notes 6 1/4s, 2013 (R)	22,000	23,751
Erac USA Finance Co. 144A company guaranty notes
2 1/4s, 2014	50,000	49,756
Erac USA Finance Co. 144A company guaranty sr. notes
5 1/4s, 2020	165,000	169,950
Erac USA Finance LLC 144A company guaranty sr. notes
2 3/4s, 2013	90,000	91,456
FIA Card Services, NA sub. notes Ser. BKNT, 7 1/8s,
2012	350,000	377,067
Fleet Capital Trust V bank guaranteed jr. sub. FRN
1.309s, 2028	675,000	513,738
GATX Financial Corp. notes 5.8s, 2016	235,000	253,060
GE Capital Trust I unsec. sub. bonds FRB 6 3/8s, 2067	565,000	578,419
General Electric Capital Corp. sr. unsec. 5 5/8s, 2018	90,000	97,301
General Electric Capital Corp. sr. unsec. FRN Ser.
MTN, 0.512s, 2016	100,000	95,516
General Electric Capital Corp. sr. unsec. notes Ser.
MTN, 6 7/8s, 2039	960,000	1,069,933
Genworth Financial, Inc. sr. unsec. unsub. notes
7 5/8s, 2021	1,060,000	1,063,391
Glen Meadow Pass-Through Trust 144A jr. sub. notes FRN
6.505s, 2067	975,000	860,438
Goldman Sachs Group, Inc (The) sr. unsec. 6.15s, 2018	230,000	249,361
Goldman Sachs Group, Inc. (The) sr. notes 7 1/2s, 2019	40,000	46,314
Goldman Sachs Group, Inc. (The) sub. notes 6 3/4s, 2037	1,200,000	1,197,028
Hartford Financial Services Group, Inc. (The) jr.
unsec. sub. debs. FRB 8 1/8s, 2038	400,000	434,389
Hartford Financial Services Group, Inc. (The) sr.
unsec. unsub. notes 6 5/8s, 2040	330,000	334,482
Highwood Realty LP sr. unsec. bonds 5.85s, 2017 (R)	410,000	436,349
HSBC Finance Capital Trust IX FRN 5.911s, 2035	800,000	766,000
HSBC Holdings PLC sub. notes 6 1/2s, 2037 (United
Kingdom)	1,005,000	1,024,845
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
company guaranty sr. unsec. notes 7 3/4s, 2016	350,000	359,625
ING Bank NV 144A sr. unsec. notes FRN 1.36s, 2013
(Netherlands)	710,000	711,504
JPMorgan Chase Bank NA sub. notes Ser. BKNT, 6s, 2017	405,000	442,976
JPMorgan Chase Capital XVIII bonds Ser. R, 6.95s, 2036	337,000	343,111
JPMorgan Chase Capital XXIII company guaranty jr.
unsec. sub. notes FRN 1.313s, 2047	2,137,000	1,725,008
JPMorgan Chase Capital XXV bonds Ser. Y, 6.8s, 2037	45,000	45,231
Liberty Mutual Group, Inc. 144A company guaranty jr.
unsec. sub. notes FRN 7s, 2037	220,000	211,627
Liberty Mutual Insurance Co. 144A notes 7.697s, 2097	900,000	827,657
Lloyds TSB Bank PLC bank guaranty sr. unsec. unsub.
notes 6 3/8s, 2021 (United Kingdom)	345,000	357,110
Lloyds TSB Bank PLC company guaranty sr. unsec. sub.
notes Ser. MTN, 6 1/2s, 2020 (United Kingdom)	1,610,000	1,582,801
Loews Corp. notes 5 1/4s, 2016	210,000	227,341
Macquarie Bank Ltd. 144A unsec. sub. notes 6 5/8s,
2021 (Australia) (FWC)	940,000	938,167
Marsh & McLennan Cos., Inc. sr. unsec. notes 6 1/4s,
2012	655,000	676,745
Marsh & McLennan Cos., Inc. sr. unsec. notes 5 3/8s,
2014	395,000	427,242
Massachusetts Mutual Life Insurance Co. 144A notes
8 7/8s, 2039	370,000	505,997
Merrill Lynch & Co., Inc. jr. sub. bonds 7 3/4s, 2038	875,000	1,004,668
Merrill Lynch & Co., Inc. sr. unsec. notes 6.4s, 2017	360,000	392,428
Merrill Lynch & Co., Inc. sr. unsec. notes Ser. MTN,
6 7/8s, 2018	125,000	138,837
MetLife Capital Trust IV 144A jr. sub. debs. 7 7/8s,
2037	1,500,000	1,612,500
MetLife, Inc. jr. unsec. sub. notes 6.4s, 2036	85,000	81,864
Morgan Stanley sr. unsec. notes Ser. MTN, 5 3/4s, 2016	445,000	476,450
Nationwide Financial Services notes 5 5/8s, 2015	260,000	262,003
Nationwide Health Properties, Inc. notes 6 1/2s, 2011
(R)	270,000	274,038
Nationwide Health Properties, Inc. unsec. notes
6 1/4s, 2013 (R)	195,000	208,260
Nationwide Mutual Insurance Co. 144A notes 8 1/4s, 2031	205,000	221,894
Nordea Bank AB 144A jr. unsec. sub. notes FRN 5.424s,
2015 (Sweden)	495,000	478,342
Omega Healthcare Investors, Inc. 144A sr. notes
6 3/4s, 2022 (R)	704,000	718,960
OneAmerica Financial Partners, Inc. 144A bonds 7s, 2033	515,000	442,134
OneBeacon US Holdings, Inc. company guaranty sr.
unsec. notes 5 7/8s, 2013	485,000	521,375
Progressive Corp. (The) jr. unsec. sub. notes FRN
6.7s, 2037	1,690,000	1,782,950

Prudential Financial, Inc. sr. notes 7 3/8s, 2019	165,000	193,729
Prudential Financial, Inc. sr. notes 6.2s, 2015	165,000	182,105
Prudential Financial, Inc. sr. unsec. notes 6 5/8s,
2040	270,000	297,479
Prudential Financial, Inc. sr. unsec. unsub. notes
Ser. MTNB, 5.1s, 2014	205,000	220,330
Royal Bank of Scotland Group PLC sr. unsec. unsub.
notes 6.4s, 2019 (United Kingdom)	150,000	154,424
Simon Property Group LP sr. unsec. unsub. notes
10.35s, 2019 (R)	891,000	1,228,116
Standard Chartered PLC 144A jr. sub. bonds FRB 7.014s,
2049 (United Kingdom)	800,000	778,024
State Street Capital Trust IV company guaranty jr.
unsec. sub. bond FRB 1.31s, 2037	1,525,000	1,235,913
Tanger Properties, LP sr. unsec. notes 6 1/8s, 2020 (R)	240,000	258,861
TD Ameritrade Holding Corp. company guaranty sr.
unsec. unsub. notes 5.6s, 2019	385,000	407,414
Teachers Insurance & Annuity Association of America
144A notes 6.85s, 2039	605,000	682,154
Vornado Realty LP sr. unsec. unsub. notes 4 1/4s, 2015
(R)	465,000	476,135
Wachovia Bank NA sub. notes Ser. BKNT, 6s, 2017	930,000	1,032,580
Wachovia Capital Trust V 144A bank guaranty jr. unsec.
sub. note 7.965s, 2027	1,190,000	1,223,232
Wachovia Corp. sr. unsec. notes 5 3/4s, 2017	760,000	841,969
WEA Finance LLC /WT Finance Aust. Pty. Ltd. 144A
company guaranty sr. unsec. notes 7 1/2s, 2014	230,000	263,264
WEA Finance, LLC 144A company guaranty sr. notes
7 1/8s, 2018	935,000	1,084,267
Wells Fargo Bank NA unsec. sub. notes FRN 0.524s, 2016	400,000	381,558
Wells Fargo Capital XV bank guaranteed jr. unsec. sub.
FRB 9 3/4s, perpetual maturity	375,000	409,688
Westpac Capital Trust III 144A unsec. sub. notes FRN
5.819s, perpetual maturity (Australia)	645,000	650,308
Willis Group Holdings PLC company guaranty sr. unsec.
unsub. notes 5 3/4s, 2021 (United Kingdom)	165,000	163,713
Willis Group North America, Inc. company guaranty
6.2s, 2017	245,000	261,107
ZFS Finance USA Trust V 144A bonds FRB 6 1/2s, 2037	218,000	218,000
		54,643,454

Health care (0.7%)
Aetna, Inc. sr. unsec. unsub. notes 6 3/4s, 2037	755,000	850,437
Express Scripts, Inc. sr. unsec. notes 7 1/4s, 2019	83,000	99,109
Express Scripts, Inc. sr. unsec. notes 6 1/4s, 2014	207,000	229,935
Fresenius Medical Care US Finance, Inc. 144A company
guaranty sr. notes 5 3/4s, 2021	545,000	527,969
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 5 3/4s, 2040	178,000	171,441
Quest Diagnostics, Inc. company guaranty sr. unsec.
notes 4 3/4s, 2020	97,000	97,469
UnitedHealth Group, Inc. sr. unsec. notes 5.8s, 2036	200,000	198,688
Ventas Realty LP/Capital Corp. sr. notes 6 3/4s, 2017
(R)	190,000	201,442
WellPoint, Inc. notes 7s, 2019	405,000	477,211
		2,853,701

Technology (0.4%)
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 7/8s, 2020	405,000	437,400
Brocade Communications Systems, Inc. company guaranty
sr. notes 6 5/8s, 2018	100,000	105,875
Computer Sciences Corp. sr. unsec. notes 6 1/2s, 2018	265,000	287,949
Dell, Inc. sr. unsec. notes 5 7/8s, 2019	65,000	71,297
Lexmark International Inc, sr. unsec. notes 5.9s, 2013	405,000	431,871
Tyco Electronics Group SA company guaranty sr. unsec.
notes 4 7/8s, 2021 (Luxembourg)	185,000	189,766
		1,524,158

Transportation (0.6%)
American Airlines Pass-Through Trust 2001-01
pass-through certificates Ser. 01-1, 6.817s, 2011	40,000	40,000
American Airlines, Inc. pass-through certificates Ser.
01-2, 7.858s, 2011	215,000	220,644
Burlington Northern Santa Fe Corp. sr. unsec. notes
7s, 2014	135,000	153,614
Burlington Northern Santa Fe Corp. sr. unsec. notes
5 3/4s, 2018	160,000	178,289
Burlington Northern Santa Fe Corp. sr. unsec. notes
4.7s, 2019	570,000	595,071
Delta Air Lines, Inc. pass-through certificates 6.2s,
2018	123,537	128,478
Northwest Airlines Corp. pass-through certificates
Ser. 00-1, 7.15s, 2019	547,726	544,988
Southwest Airlines Co. pass-through certificates Ser.
07-1, 6.15s, 2022	302,862	331,634
Union Pacific Corp. 144A pass-through certificates
5.214s, 2014	295,000	313,848
United AirLines, Inc. pass-through certificates Ser.
07-A, 6.636s, 2022	245,972	249,661
		2,756,227

Utilities and power (4.8%)
AEP Texas North Co. sr. notes Ser. B, 5 1/2s, 2013	150,000	159,750
Ameren Illinois Co. sr. notes 9 3/4s, 2018	200,000	257,980

Appalachian Power Co. sr. notes Ser. L, 5.8s, 2035	255,000	254,403
Atmos Energy Corp. sr. unsub. notes 6.35s, 2017	370,000	412,304
Beaver Valley Funding Corp. sr. bonds 9s, 2017	401,000	445,122
Boardwalk Pipelines LP company guaranty 5 7/8s, 2016	680,000	742,567
Bruce Mansfield Unit pass-through certificates 6.85s,
2034	932,051	973,243
CMS Energy Corp. sr. notes 8 1/2s, 2011	766,000	767,327
CMS Energy Corp. sr. unsec. unsub. notes FRN 1.253s,
2013	375,000	370,313
Commonwealth Edison Co. 1st mtge. 6.15s, 2017	105,000	117,422
Commonwealth Edison Co. 1st mtge. sec. bonds 5 7/8s,
2033	195,000	197,553
Commonwealth Edison Co. 1st mtge. sec. bonds 5.8s, 2018	80,000	88,379
DCP Midstream, LLC 144A sr. unsec. notes 5.35s, 2020	310,000	320,412
Dominion Resources, Inc. jr. sub. notes FRN Ser. 06-B,
6.3s, 2066	1,750,000	1,719,375
Dominion Resources, Inc. sr. unsec. unsub. notes Ser.
07-A, 6s, 2017	75,000	84,002
EDP Finance BV 144A sr. unsec. unsub. notes 6s, 2018
(Portugal)	630,000	597,703
El Paso Natural Gas Co. sr. unsec. unsub. bonds
8 3/8s, 2032	380,000	465,437
Electricite de France 144A notes 6.95s, 2039 (France)	415,000	482,501
Electricite de France 144A sr. notes 4.6s, 2020
(France)	105,000	107,021
Enel Finance Intl. SA 144A company guaranty sr. unsec.
notes 5 1/8s, 2019 (Luxembourg)	280,000	283,335
Energy East Corp. company guaranty sr. unsec. unsub.
notes 6 3/4s, 2036	170,000	178,085
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 5.95s, 2041	410,000	400,425
Enterprise Products Operating, LLC company guaranty
sr. unsec. unsub. notes 3.2s, 2016	580,000	576,495
Ipalco Enterprises, Inc. 144A sr. notes 7 1/4s, 2016	160,000	173,200
ITC Holdings Corp. 144A notes 5 7/8s, 2016	450,000	496,291
ITC Holdings Corp. 144A sr. unsec. notes 6.05s, 2018	140,000	153,006
Kansas Gas & Electric bonds 5.647s, 2021	212,282	227,455
KCP&L Greater Missouri Operations Co. sr. unsec.
unsub. notes 11 7/8s, 2012	595,000	663,712
MidAmerican Energy Holdings Co. bonds 6 1/8s, 2036	490,000	519,728
MidAmerican Energy Holdings Co. sr. unsec. bond
6 1/2s, 2037	185,000	204,595
MidAmerican Funding, LLC sr. sec. bond 6.927s, 2029	175,000	196,525
NiSource Finance Corp. company guaranty sr. unsec.
notes 10 3/4s, 2016	330,000	428,840
NV Energy, Inc. sr. unsec. unsub. notes 6 3/4s, 2017	194,000	198,978
Pacific Gas & Electric Co. sr. unsec. notes 6.35s, 2038	155,000	167,629
Pacific Gas & Electric Co. sr. unsub. 5.8s, 2037	265,000	267,825
PacifiCorp Sinking Fund 1st mtge. 6 1/4s, 2037	205,000	226,690
Potomac Edison Co. 144A 1st mtge. 5.8s, 2016	450,000	486,773
Power Receivable Finance, LLC 144A sr. notes 6.29s,
2012	578,122	578,469
PPL Energy Supply LLC bonds Ser. A, 5.7s, 2015	265,000	284,268
Puget Sound Energy, Inc. jr. sub. FRN Ser. A, 6.974s,
2067	610,000	594,750
Spectra Energy Capital, LLC company guaranty sr.
unsec. unsub. notes 6.2s, 2018	50,000	55,637
Spectra Energy Capital, LLC sr. notes 8s, 2019	325,000	395,757
Teco Finance, Inc. company guaranty sr. unsec. unsub.
notes 6.572s, 2017	105,000	119,293
Texas-New Mexico Power Co. 144A 1st mtge. sec. 9 1/2s,
2019	755,000	948,033
Trans-Canada Pipelines, Ltd. jr. unsec. sub. notes FRN
6.35s, 2067 (Canada)	915,000	918,730
Union Electric Co. 1st mtge. sr. sec. bond 6.7s, 2019	260,000	299,536
West Penn Power Co. 144A 1st mtge. 5.95s, 2017	395,000	433,977
Wisconsin Energy Corp. jr. unsec. sub. notes FRN
6 1/4s, 2067	1,825,000	1,831,844
		20,872,695

Total corporate bonds and notes (cost $130,441,383)		$137,851,308

ASSET-BACKED SECURITIES (5.3%)(a)
	Principal amount	Value

Accredited Mortgage Loan Trust FRB Ser. 07-1,
Class A3, 0.38s, 2037	2,069,000	$1,427,610
Ace Securities Corp.
FRB Ser. 06-OP2, Class A2C, 0.4s, 2036	307,000	191,555
FRB Ser. 06-HE3, Class A2C, 0.4s, 2036	418,000	199,359
Asset Backed Securities Corp. Home Equity Loan Trust
FRB Ser. 06-HE4, Class A5, 0.41s, 2036	313,145	223,004
Bay View Auto Trust Ser. 05-LJ2, Class D, 5.27s, 2014	137,029	138,113
Conseco Finance Securitizations Corp.
Ser. 00-5, Class A6, 7.96s, 2032	1,076,122	925,465
Ser. 01-1, Class A5, 6.99s, 2031	2,945,113	2,996,653
Countrywide Asset Backed Certificates
Ser. 05-4, Class AF6, 4.74s, 2035	515,602	492,400
FRB Ser. 07-12, Class 2A2, 0.75s, 2047 (F)	635,000	488,950
FRB Ser. 04-6, Class 2A5, 0.64s, 2034	227,285	211,728
FRB Ser. 06-BC1, Class 2A3, 0.54s, 2036	994,000	725,620
FRB Ser. 07-1, Class 2A2, 0.35s, 2037	2,050,000	1,660,500
First Plus Home Loan Trust Ser. 97-3, Class B1, 7.79s,
2023 (In default) (NON)	77,731	8
Fremont Home Loan Trust FRB Ser. 06-2, Class 2A3,
0.42s, 2036	1,287,000	815,851
GE Business Loan Trust 144A Ser. 04-2, Class D,
3.005s, 2032	192,816	38,563
Green Tree Financial Corp.

Ser. 99-5, Class A5, 7.86s, 2029		4,633,450	4,239,607
Ser. 97-6, Class A9, 7.55s, 2029		203,727	222,742
Ser. 99-1, Class A6, 6.37s, 2025		248,601	257,302
Greenpoint Manufactured Housing Ser. 00-3, Class IA,
8.45s, 2031		1,256,238	1,293,925
GSAA Home Equity Trust FRB Ser. 05-11, Class 3A4,
0.50s, 2035		503,821	428,248
Long Beach Mortgage Loan Trust FRB Ser. 06-4,
Class 2A4, 0.51s, 2036		326,220	127,157
Madison Avenue Manufactured Housing Contract FRB Ser.
02-A, Class B1, 3.50s, 2032		1,626,445	1,520,726
Mid-State Trust Ser. 11, Class B, 8.221s, 2038		175,548	167,633
New Century Home Equity Loan Trust Ser. 03-5,
Class AI7, 5.15s, 2033		390,518	391,698
Novastar Home Equity Loan
FRB Ser. 06-1, Class A2C, 0.41s, 2036		333,475	180,743
FRB Ser. 06-2, Class A2C, 0.4s, 2036		410,000	227,570
Oakwood Mortgage Investors, Inc.
Ser. 00-A, Class A3, 7.945s, 2022		462,496	371,665
Ser. 02-C, Class A1, 5.41s, 2032		1,584,968	1,541,382
Oakwood Mortgage Investors, Inc. 144A Ser. 01-B,
Class A4, 7.21s, 2030		120,117	116,513
Popular ABS Mortgage Pass-Through Trust FRB Ser. 06-D,
Class A3, 0.51s, 2046		800,000	540,400
Residential Asset Mortgage Products, Inc. FRB Ser.
07-RZ1, Class A2, 0.41s, 2037		640,000	417,521
SG Mortgage Securities Trust FRB Ser. 06-OPT2,
Class A3D, 0.46s, 2036		704,000	272,285
TIAA Real Estate CDO, Ltd. Ser. 03-1A, Class E, 8s,
2038		748,400	89,808

Total asset-backed securities (cost $25,119,523)			$22,942,304

PURCHASED OPTIONS OUTSTANDING (1.5%)(a)
	Expiration date/	Contract
	strike price	amount	Value

Option on an interest rate swap with Barclay's Bank
PLC for the right to receive a fixed rate of 4.47%
versus the three month USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	$62,404,500	$3,054,076
Option on an interest rate swap with Barclay's Bank
PLC for the right to receive a fixed rate of 4.47%
versus the three month USD-LIBOR-BBA maturing
August 25, 2041.	Aug-11/4.47	62,404,500	2,076,822
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 4.555% versus the three month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	11,422,900	640,482
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to pay a fixed rate of 4.555%
versus the three month USD-LIBOR-BBA maturing
August 5, 2041.	Aug-11/4.555	11,422,900	270,723
Option on an interest rate swap with Barclay's Bank
PLC for the right to pay a fixed rate of 3.96% versus
the three month USD-LIBOR-BBA maturing June 3, 2021.	Jun-11/3.96	31,230,300	167,082
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the right to receive a fixed rate
of 3.59% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	Apr-11/3.59	16,437,018	160,261

Total purchased options outstanding (cost $7,884,617)			$6,369,446

MUNICIPAL BONDS AND NOTES (0.4%)(a)
		Principal amount	Value

CA State G.O. Bonds (Build America Bonds), 7 1/2s,
4/1/34		$350,000	$376,999
IL State G.O. Bonds
4.421s, 1/1/15		165,000	164,602
4.071s, 1/1/14		490,000	490,617
North TX, Thruway Auth. Rev. Bonds (Build America
Bonds), 6.718s, 1/1/49		285,000	283,395
OH State U. Rev. Bonds (Build America Bonds), 4.91s,
6/1/40		255,000	233,595

Total municipal bonds and notes (cost $1,547,469)			$1,549,208

FOREIGN GOVERNMENT BONDS AND NOTES (0.1%)(a)
		Principal amount	Value

Korea Development Bank sr. unsec. unsub. notes 4s, 2016		$400,000	$404,946

Total foreign government bonds and notes (cost $398,068)			$404,946

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Caesars Entertainment OP bank term loan FRN Ser. B2,
3.303s, 2015		$104,084	$96,261
National Bedding Co., LLC bank term loan FRN Ser. B,
3.818s, 2013		44,697	44,529
Polypore, Inc. bank term loan FRN Ser. B, 2.27s, 2014		121,924	120,095
SunGard Data Systems, Inc. bank term loan FRN 2.008s,
2014		2,824	2,794
SunGard Data Systems, Inc. bank term loan FRN Ser. B,
3.933s, 2016		58,505	58,578

Total senior loans (cost $314,193)			$322,257

SHORT-TERM INVESTMENTS (30.0%)(a)
	Principal amount/shares	Value

Putnam Money Market Liquidity Fund 0.13% (e)	65,649,493	$65,649,493
SSgA Prime Money Market Fund 0.11% (i) (P)	40,000	40,000
U.S. Treasury Bills, with an effective yield of 0.24%,
August 25, 2011 (SEGSF)	$3,436,000	3,432,616
U.S. Treasury Bills, for effective yields ranging from
0.22% to 0.24%, July 28, 2011 (SEG) (SEGSF)	13,713,000	13,701,563
U.S. Treasury Bills, for effective yields ranging from
0.20% to 0.27%, June 2, 2011 (SEG) (SEGSF)	47,858,000	47,835,794

Total short-term investments (cost $130,664,674)		$130,659,466

TOTAL INVESTMENTS

Total investments (cost $651,113,877) (b)		$669,463,760

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Euro-Dollar 90 day (Short)	355	$87,991,188	Mar-12	$171,718
U.S. Treasury Bond 20 yr (Long)	169	20,311,688	Jun-11	65,211
U.S. Treasury Bond 20 yr (Short)	14	1,682,625	Jun-11	(32,511)
U.S. Treasury Bond 30 yr (Long)	286	35,338,875	Jun-11	363,567
U.S. Treasury Note 2 yr (Long)	3	654,375	Jun-11	744
U.S. Treasury Note 5 yr (Long)	45	5,255,508	Jun-11	20,657
U.S. Treasury Note 10 yr (Short)	120	14,283,750	Jun-11	108,694

Total				$698,080

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $40,551,731) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.49% versus the three
month USD-LIBOR-BBA maturing August 17, 2021.	$26,524,000	Aug-11/4.49	$1,809,998
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.525%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	25,489,000	Jul-11/4.525	1,849,227
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.475% versus
the three month USD-LIBOR-BBA maturing August 19, 2021.	16,061,000	Aug-11/4.475	80,626
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.475% versus the
three month USD-LIBOR-BBA maturing August 19, 2021.	16,061,000	Aug-11/4.475	1,076,408
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.55% versus
the three month USD-LIBOR-BBA maturing August 17, 2021.	13,262,000	Aug-11/4.55	54,109
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.49% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	26,524,000	Aug-11/4.49	124,928
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.55% versus the
three month USD-LIBOR-BBA maturing August 17, 2021.	13,262,000	Aug-11/4.55	964,545
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.70% versus
the three month USD-LIBOR-BBA maturing August 8, 2021.	17,810,000	Aug-11/4.7	41,141
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.70% versus the
three month USD-LIBOR-BBA maturing August 8, 2021.	17,810,000	Aug-11/4.7	1,512,247
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.745% versus the three month USD-LIBOR-BBA maturing
July 27, 2021.	38,233,500	Jul-11/4.745	61,556
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.745%
versus the three month USD-LIBOR-BBA maturing July 27, 2021.	38,233,500	Jul-11/4.745	3,426,486
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.5475% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	11,952,000	Jul-11/4.5475	30,478
Option on an interest rate swap with Citibank, N.A. for the
obligation to receive a fixed rate of 4.52% versus the
three month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.52	65,975
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.525% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.525	69,330
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
July 26, 2021.	25,489,000	Jul-11/4.46	83,349
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.5475% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	11,952,000	Jul-11/4.5475	888,034
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing July 26, 2021.	25,489,000	Jul-11/4.46	1,721,527
Option on an interest rate swap with Citibank, N.A. for the
obligation to pay a fixed rate of 4.52% versus the three
month USD-LIBOR-BBA maturing July 26, 2021.	23,904,000	Jul-11/4.52	1,724,913
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.375% versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	1,415,442
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.80% versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.8	405,261
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.80%
versus the three month USD-LIBOR-BBA maturing
January 17, 2022.	37,603,200	Jan-12/4.8	3,064,285
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.375%
versus the three month USD-LIBOR-BBA maturing
August 10, 2045.	9,187,600	Aug-15/4.375	695,134
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.46%
versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	9,187,600	Aug-15/4.46	737,029
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.46% versus the three month USD-LIBOR-BBA maturing
August 7, 2045.	9,187,600	Aug-15/4.46	1,347,086
Option on an interest rate swap with Bank of America, N.A.
for the obligation to receive a fixed rate of 4.72% versus
the three month USD-LIBOR-BBA maturing January 19, 2022.	22,561,920	Jan-12/4.72	279,542
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of

3.89% versus the three month USD-LIBOR-BBA maturing
April 28, 2021.	6,574,807	Apr-11/3.89	12,887
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 4.04%
versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sep-15/4.04	346,483
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
4.04% versus the three month USD-LIBOR-BBA maturing
September 11, 2025.	10,050,600	Sep-15/4.04	1,058,827
Option on an interest rate swap with Barclays Bank PLC for
the obligation to receive a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	4,173,720	Feb-15/5.36	210,773
Option on an interest rate swap with Barclays Bank PLC for
the obligation to pay a fixed rate of 5.36% versus the
three month USD-LIBOR-BBA maturing February 13, 2025.	4,173,720	Feb-15/5.36	334,732
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.27% versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	603,773
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.27%
versus the three month USD-LIBOR-BBA maturing
February 12, 2025.	11,318,460	Feb-15/5.27	863,033
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to pay a fixed rate of 5.51%
versus the three month USD-LIBOR-BBA maturing May 14, 2022.	9,347,000	May-12/5.51	1,155,614
Option on an interest rate swap with Bank of America, N.A.
for the obligation to pay a fixed rate of 4.72% versus the
three month USD-LIBOR-BBA maturing January 19, 2022.	22,561,920	Jan-12/4.72	1,716,285
Option on an interest rate swap with JPMorgan Chase
Bank, N.A. for the obligation to receive a fixed rate of
5.51% versus the three month USD-LIBOR-BBA maturing
May 14, 2022.	9,347,000	May-12/5.51	78,117

Total			$29,909,180

TBA SALE COMMITMENTS OUTSTANDING at 3/31/11 (proceeds receivable $123,997,266) (Unaudited)

	Principal	Settlement
Agency	amount	date	Value

FHLMC, 3 1/2s, April 1, 2041	$2,000,000	4/13/11	$1,879,531
FNMA, 4 1/2s, April 1, 2041	2,000,000	4/13/11	2,035,469
FNMA, 4s, April 1, 2041	76,000,000	4/13/11	74,765,000
FNMA, 3 1/2s, April 1, 2041	48,000,000	4/13/11	45,202,502

Total			$123,882,502

INTEREST RATE SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Payments	Payments	Unrealized
Swap counterparty /		premium	Termination	made by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	fund per annum	(depreciation)

Bank of America, N.A.
$57,324,400		$(52,503)	7/23/20	3 month USD-LIBOR-BBA	2.96%	$(2,089,541)

Barclays Bank PLC
9,132,500		--	2/25/16	3 month USD-LIBOR-BBA	2.3525%	5,933

21,226,700		42,353	3/30/21	3 month USD-LIBOR-BBA	3.55%	45,570

17,293,400		(22,837)	3/30/31	4.17%	3 month USD-LIBOR-BBA	(34,057)

2,093,000		--	4/1/21	3.562%	3 month USD-LIBOR-BBA	(1,842)

76,327,000		182,598	10/25/16	3 month USD-LIBOR-BBA	1.65%	(3,206,759)

Citibank, N.A.
23,565,600		(7,456)	6/28/19	3 month USD-LIBOR-BBA	3.04%	(248,659)

111,158,300		(30,098)	6/28/14	1.81%	3 month USD-LIBOR-BBA	(1,150,716)

Credit Suisse International
17,900,000		--	12/17/40	4.334%	3 month USD-LIBOR-BBA	(383,090)

56,067,100		--	12/21/15	3 month USD-LIBOR-BBA	2.1475%	(84,052)

79,643,500		--	2/3/13	0.83125%	3 month USD-LIBOR-BBA	(23,703)

64,885,500		(86,479)	3/14/16	3 month USD-LIBOR-BBA	2.35%	(175,698)

168,329,900		(334,768)	3/14/20	3 month USD-LIBOR-BBA	3.42%	155,114

9,761,800		22,378	3/14/41	4.36%	3 month USD-LIBOR-BBA	(126,921)

19,900,000	(E)	--	3/21/13	1.15625%	3 month USD-LIBOR-BBA	49,551

4,700,000		--	3/23/21	3.452%	3 month USD-LIBOR-BBA	35,768

6,634,400		--	11/17/40	3.95%	3 month USD-LIBOR-BBA	282,438

67,836,500		(7,227)	2/24/13	0.96%	3 month USD-LIBOR-BBA	(136,399)

74,928,800		(15,330)	2/24/15	2.04%	3 month USD-LIBOR-BBA	(382,793)

7,968,800		(1,276)	2/24/21	3.69%	3 month USD-LIBOR-BBA	(131,407)

29,277,200		8,567	2/24/26	4.16%	3 month USD-LIBOR-BBA	(658,165)

Deutsche Bank AG
103,681,600		(2,941)	11/3/12	0.50%	3 month USD-LIBOR-BBA	189,499

58,349,000		10,287	12/31/14	1.91%	3 month USD-LIBOR-BBA	(332,194)

49,775,400		--	1/14/13	0.85625%	3 month USD-LIBOR-BBA	(85,268)

Goldman Sachs International
7,730,200		--	2/28/41	3 month USD-LIBOR-BBA	4.31%	64,048

105,994,400		(64,155)	10/1/14	1.14%	3 month USD-LIBOR-BBA	1,671,163

19,851,400	(E)	--	3/19/13	1.09375%	3 month USD-LIBOR-BBA	60,150

15,885,900		--	4/4/16	3 month USD-LIBOR-BBA	2.415%	--

JPMorgan Chase Bank, N.A.
10,246,700		(17,579)	3/11/21	3 month USD-LIBOR-BBA	3.64%	86,135

6,948,300		22,012	3/11/26	4.12%	3 month USD-LIBOR-BBA	(90,608)

39,900,000	(E)	--	3/21/13	1.1685%	3 month USD-LIBOR-BBA	94,563

4,100,000	(E)	--	3/22/13	1.185%	3 month USD-LIBOR-BBA	9,184

60,749,000		10,845	3/31/16	3 month USD-LIBOR-BBA	2.42%	26,560

5,452,800		10,246	3/31/41	3 month USD-LIBOR-BBA	4.28%	9,526

83,569,900		14,394	1/31/15	1.79%	3 month USD-LIBOR-BBA	212,809

64,540,300		175,514	2/3/16	3 month USD-LIBOR-BBA	2.19%	(134,492)

47,688,300		--	2/4/13	0.879%	3 month USD-LIBOR-BBA	(57,537)

20,000,000		--	9/24/17	3 month USD-LIBOR-BBA	2.055%	(1,006,782)

40,098,900		--	12/3/12	0.8025%	3 month USD-LIBOR-BBA	(124,752)

UBS, AG
9,755,200		--	12/9/40	4.1075%	3 month USD-LIBOR-BBA	169,243

Total						$(7,498,181)

(E) See Interest rate swap contracts note regarding extended effective dates.

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Barclays Bank PLC
	$1,656,765	$--	1/12/40	5.00% (1 month	Synthetic TRS	$20,886
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	633,247	--	1/12/40	4.50% (1 month	Synthetic TRS	3,659
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	2,009,039	--	1/12/40	5.00% (1 month	Synthetic TRS	25,327
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	901,452	--	1/12/40	5.00% (1 month	Synthetic TRS	11,364
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	12,787,075	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(143,400)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	8,503,287	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(95,360)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	4,459,941	(18,118)	1/12/40	4.50% (1 month	Synthetic TRS	(2,245)
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	2,548,997	(32,659)	1/12/41	5.00% (1 month	Synthetic TRS	(1,646)
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,698,853	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(30,266)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	19,340,461	--	1/12/40	5.00% (1 month	Synthetic TRS	243,820
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,183,638	--	1/12/40	5.00% (1 month	Synthetic TRS	27,528
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	2,898,185	--	1/12/40	5.00% (1 month	Synthetic TRS	36,537
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	1,391,000	--	1/12/40	4.50% (1 month	Synthetic TRS	8,038
				USD-LIBOR)	Index 4.50% 30
					year Fannie Mae
					pools

	6,327,748	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(70,962)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

	5,767,816	--	1/12/39	5.50% (1 month	Synthetic TRS	49,026
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	1,867,269	--	1/12/39	5.50% (1 month	Synthetic TRS	15,872
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	6,327,748	--	1/12/38	(6.50%) 1 month	Synthetic TRS	(70,962)
				USD-LIBOR	Index 6.50% 30
					year Fannie Mae
					pools

Goldman Sachs International
	1,799,059	1,124	1/12/40	5.00% (1 month	Synthetic TRS	23,063
				USD-LIBOR)	Index 5.00% 30
					year Fannie Mae
					pools

	6,406,245	--	1/12/39	5.50% (1 month	Synthetic TRS	54,452
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

	7,801,551	--	1/12/39	5.50% (1 month	Synthetic TRS	66,313
				USD-LIBOR)	Index 5.50% 30
					year Fannie Mae
					pools

Total						$171,044

CREDIT DEFAULT CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront			Fixed payments
		premium		Termi-	received
Swap counterparty /		received	Notional	nation	(paid) by fund	Unrealized
Referenced debt*	Rating***	(paid)**	amount	date	per annum	depreciation

Credit Suisse International
DJ CMB NA CMBX AJ Index	--	$(433,724)	$1,349,000	2/17/51	(96 bp)	$(158,992)

Total						$(158,992)

* Payments related to the referenced debt are made upon a credit default event.

** Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

*** Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at March 31, 2011. Securities rated by Putnam are indicated by "/P." Securities rated by Fitch are indicated by "/F."

Key to holding's abbreviations

EMTN	Euro Medium Term Notes
FRB	Floating Rate Bonds
FRN	Floating Rate Notes
G.O. Bonds	General Obligation Bonds
IFB	Inverse Floating Rate Bonds
IO	Interest Only
MTN	Medium Term Notes
MTNB	Medium Term Notes Class B
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 31, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $434,823,124.

(b) The aggregate identified cost on a tax basis is $664,196,429, resulting in gross unrealized appreciation and depreciation of $13,737,900 and $8,470,569, respectively, or net unrealized appreciation of $5,267,331.

(NON) Non-income-producing security.

(SEG) These securities, in part or in entirety, were pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(c) Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities. Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder’s portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $34,090 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $56,651,276 and $83,226,025, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

At the close of the reporting period, the fund maintained liquid assets totaling $159,325,989 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRB and FRN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

IFB are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The interest rates shown are the current interest rates at the close of the reporting period.

Security valuation: Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The market value of these securities is highly sensitive to changes in interest rates.

Futures contracts: The fund uses futures contracts to hedge interest rate risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”. The fund had an average number of contracts of approximately 1,000 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge duration, convexity and prepayment risk and to gain exposure to interest rates.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased and written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to hedge sector exposure, to manage exposure to specific sectors or industries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Interest rate swap contracts: The fund enters into interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk and to gain exposure on interest rates. An interest rate swap can be purchased or sold with an upfront premium. An upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $2,058,300,000 on interest rate swap contracts for the reporting period.

Credit default contracts: The fund enters into credit default contracts to hedge market risk and to gain exposure on individual names and/or baskets of securities. In a credit default contract, the protection buyer typically makes an up front payment and a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. An upfront payment received by the fund, as the protection seller, is recorded as a liability on the fund’s books. An upfront payment made by the fund, as the protection buyer, is recorded as an asset on the fund’s books. Periodic payments received or paid by the fund are recorded as realized gains or losses. The credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and market value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.

In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount of the relevant credit default contract. The fund had an average notional amount of approximately $1,700,000 on credit default swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,303,058 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $34,007,693 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $35,104,778.

TBA purchase commitments: The fund may enter into “TBA” (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However ,it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date. TBA purchase commitments may be considered securities themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund’s other assets. Unsettled TBA purchase commitments are valued at fair value of the underlying securities, according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss.

Although the fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so.

TBA sale commitments: The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction.

Unsettled TBA sale commitments are valued at the fair value of the underlying securities, generally according to the procedures described under “Security valuation” above. The contract is marked to market daily and the change in market value is recorded by the fund as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Dollar rolls: To enhance returns, the fund may enter into dollar rolls (principally using TBAs) in which the fund sells securities for delivery in the current month and simultaneously contracts to purchase similar securities on a specified future date. During the period between the sale and subsequent purchase, the fund will not be entitled to receive income and principal payments on the securities sold. The fund will, however, retain the difference between the initial sales price and the forward price for the future purchase. The fund will also be able to earn interest on the cash proceeds that are received from the initial sale on settlement date. The fund may be exposed to market or credit risk if the price of the security changes unfavorably or the counterparty fails to perform under the terms of the agreement.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed securities	$--	$22,942,304	$--

Corporate bonds and notes	--	137,851,308	--

Foreign government bonds and notes	--	404,946	--

Mortgage-backed securities	--	143,473,313	--

Municipal bonds and notes	--	1,549,208	--

Purchased options outstanding	--	6,369,446	--

Senior loans	--	322,257	--

U.S. Government and Agency Mortgage Obligations	--	223,771,463

U.S. Treasury Obligations	--	2,120,049	--

Short-term investments	65,689,493	64,969,973	--

Totals by level	$65,689,493	$603,774,267	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$698,080

Written options		(29,909,180)

TBA sale commitments		(123,882,502)

Interest rate swap contracts		(7,354,726)

Total return swap contracts		220,697

Credit default contracts		274,732

Totals by level	$698,080	$(160,650,979)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Credit contracts	$274,732	$--

Interest rate contracts	11,241,263	41,216,946

Total	$11,515,995	$41,216,946

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Equity Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.5%)(a)
	Shares	Value

Australia (3.2%)
CSL, Ltd.	71,720	$2,656,089
National Australia Bank, Ltd.	199,448	5,343,915
Qantas Airways, Ltd. (NON)	1,821,536	4,115,888
Telstra Corp., Ltd.	1,891,829	5,529,684
		17,645,576

Belgium (1.4%)
Anheuser-Busch InBev NV	134,761	7,692,011
		7,692,011

Brazil (0.7%)
Petroleo Brasileiro SA ADR (Preference) (S)	111,872	3,975,931
		3,975,931

Canada (3.6%)
Agrium, Inc.	47,320	4,373,449
National Bank of Canada	73,887	6,009,659
Nexen, Inc.	370,397	9,241,763
		19,624,871

China (6.7%)
Changyou.com, Ltd. ADR (NON) (S)	50,604	1,629,449
China Construction Bank Corp.	4,732,000	4,434,539
China Mobile, Ltd.	546,500	5,033,645
China National Materials Co., Ltd.	3,093,000	2,783,263
China Power New Energy Development Co., Ltd. (NON)	13,944,000	1,183,062
China Shanshui Cement Group, Ltd.	2,747,000	2,563,725
China WindPower Group, Ltd. (NON)	25,560,000	2,727,189
Industrial and Commercial Bank of China, Ltd.	8,464,000	7,028,852
PCD Stores, Ltd.	9,880,000	2,705,283
Perfect World Co., Ltd. ADR (NON)	71,500	1,514,370
Ping An Insurance (Group) Co. of China, Ltd.	530,000	5,372,220
		36,975,597

Denmark (1.0%)
Pandora A/S (NON) (S)	108,454	5,546,066
		5,546,066

Finland (0.7%)
Fortum OYJ	112,092	3,813,863
		3,813,863

France (13.6%)
Arkema	52,214	4,752,049
AXA SA	247,539	5,183,129
BNP Paribas SA	137,300	10,062,550
Christian Dior SA	71,918	10,144,290
Sanofi-Aventis	209,079	14,689,258
Schneider Electric SA	27,716	4,746,588
Societe Generale	69,082	4,497,880
Technip SA	58,773	6,280,410
Total SA	240,645	14,678,923
		75,035,077

Germany (11.7%)
Allianz SE	56,817	7,990,036
BASF SE	102,746	8,904,549
Biotest AG (Preference)	31,056	2,033,941
Deutsche Post AG	573,306	10,355,647
Henkel AG & Co. KGaA	89,297	5,542,699
Kabel Deutschland Holding AG (NON)	133,061	7,066,852
Metro AG	99,708	6,826,779
MTU Aero Engines Holding AG	98,205	6,672,970
Porsche Automobil Holding SE (Rights) (NON)	126,639	1,100,043
Porsche Automobil Holding SE (Preference) (S)	126,639	8,310,116
		64,803,632

Hong Kong (1.2%)
Henderson Land Development Co., Ltd.	617,000	4,275,138
Longtop Financial Technologies Ltd. ADR (NON) (S)	80,400	2,526,168
		6,801,306

Ireland (2.9%)
Covidien PLC	79,462	4,127,256
Kerry Group PLC Class A	121,007	4,514,131
WPP PLC	585,732	7,231,870
		15,873,257

Israel (0.9%)
Teva Pharmaceutical Industries, Ltd. ADR	97,500	4,891,575
		4,891,575

Italy (1.0%)
Fiat SpA	616,413	5,593,405
		5,593,405

Japan (20.1%)
Aisin Seiki Co., Ltd.	145,000	5,040,443
Inpex Holdings, Inc.	864	6,562,157
Japan Tobacco, Inc.	3,348	12,109,701
Kyocera Corp.	28,600	2,901,998
Lawson, Inc.	60,900	2,939,444
Mitsubishi Electric Corp.	545,000	6,441,863
Mitsubishi Tanabe Pharma	336,500	5,467,922
Mitsui & Co., Ltd.	548,100	9,836,508
Nintendo Co., Ltd.	9,800	2,650,530
Nippon Telegraph & Telephone (NTT) Corp.	173,500	7,799,982
Nissan Motor Co., Ltd.	876,300	7,784,177
NTT DoCoMo, Inc.	3,637	6,400,209
ORIX Corp. (S)	122,370	11,474,029
Sankyo Co., Ltd.	104,700	5,374,886
Sumitomo Heavy Industries, Ltd.	834,000	5,450,915
Sumitomo Mitsui Financial Group, Inc.	213,000	6,629,971
Toyo Suisan Kaisha, Ltd.	288,000	6,260,568
		111,125,303

Netherlands (1.4%)
ING Groep NV (NON)	603,823	7,657,965
		7,657,965

Russia (2.9%)
Mobile Telesystems ADR (S)	132,000	2,802,360
Sberbank OJSC (NON) (FWC)	2,117,938	7,959,211
Synergy Co. (NON) (FWC)	53,757	2,118,026
Uralkali GDR	80,921	3,355,794
		16,235,391

South Korea (2.2%)
KEPCO Engineering & Construction Co., Inc.	42,330	2,828,560
Samsung Electronics Co., Ltd.	3,626	3,080,753
Shinhan Financial Group Co., Ltd.	139,175	6,324,695
		12,234,008

Spain (2.0%)
Banco Santander Central Hispano SA	659,380	7,670,600
Criteria Caixacorp SA	473,889	3,349,253
		11,019,853

Sweden (0.8%)
Volvo AB Class B (NON) (S)	240,230	4,232,758
		4,232,758

Switzerland (1.6%)
Actelion NV (NON)	44,191	2,548,692
Syngenta AG	20,099	6,547,227
		9,095,919

Taiwan (1.2%)
Taiwan Semiconductor Manufacturing Co., Ltd.	1,072,000	2,573,689
Wistron Corp.	2,605,000	4,128,101
		6,701,790

United Kingdom (16.2%)
Barclays PLC	1,361,714	6,072,044
BG Group PLC	410,380	10,225,999
Britvic PLC	277,827	1,765,341
Cairn Energy PLC (NON)	1,122,201	8,331,331
Centrica PLC	814,559	4,257,105
GlaxoSmithKline PLC	333,396	6,371,367
Kingfisher PLC	685,967	2,710,001
Reckitt Benckiser Group PLC	161,127	8,288,910
Rio Tinto PLC	212,093	14,921,382
Schroders PLC	103,455	2,885,420
Telecity Group PLC (NON)	417,603	3,411,633
Tullow Oil PLC	173,616	4,038,928
Vedanta Resources PLC	131,371	5,021,133
Xstrata PLC	483,037	11,307,008
		89,607,602

United States (2.5%)
ACE, Ltd.	70,300	4,548,410
First Solar, Inc. (NON) (S)	19,900	3,200,716
Tyco International, Ltd.	137,898	6,173,692

		13,922,818

Total common stocks (cost $477,104,842)		$550,105,574

U.S. TREASURY OBLIGATIONS (--%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 1.25s,
July 15, 2020 (i)	$121,139	$125,494

Total U.S. treasury obligations (cost $125,494)		$125,494

SHORT-TERM INVESTMENTS (6.0%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	32,098,534	$32,098,534
SSgA Prime Money Market Fund 0.11% (i) (P)	20,000	20,000
U.S. Treasury Bills, for an effective yield of 0.15%,
November 17, 2011 (SEGSF)	$498,000	497,462
U.S. Treasury Bills, for effective yields ranging from
0.24% to 0.26%, October 20, 2011 (SEGSF)	448,000	447,495

Total short-term investments (cost $33,063,415)		$33,063,491

TOTAL INVESTMENTS

Total investments (cost $510,293,751)(b)		$583,294,559

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $315,702,934) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/20/11	$1,459,412	$1,426,164	$33,248
	British Pound	Buy	4/20/11	1,183,206	1,202,094	(18,888)
	Canadian Dollar	Sell	4/20/11	6,794,794	6,747,418	(47,376)
	Euro	Sell	4/20/11	23,245,759	22,547,660	(698,099)
	Norwegian Krone	Sell	4/20/11	120,691	119,475	(1,216)
	Swedish Krona	Buy	4/20/11	9,047,942	9,009,081	38,861
	Swiss Franc	Sell	4/20/11	1,098,623	1,082,633	(15,990)

Barclays Bank PLC
	British Pound	Sell	4/20/11	4,172,061	4,229,040	56,979
	Canadian Dollar	Buy	4/20/11	2,641,698	2,616,468	25,230
	Euro	Buy	4/20/11	1,551,506	1,505,426	46,080
	Hong Kong Dollar	Sell	4/20/11	1,653,627	1,651,723	(1,904)
	Japanese Yen	Buy	4/20/11	1,011,875	1,040,950	(29,075)
	Norwegian Krone	Buy	4/20/11	4,338,242	4,297,937	40,305
	Singapore Dollar	Buy	4/20/11	2,594,474	2,581,610	12,864
	Swedish Krona	Sell	4/20/11	213,717	213,179	(538)
	Swiss Franc	Buy	4/20/11	3,563,921	3,510,239	53,682

Citibank, N.A.
	Australian Dollar	Buy	4/20/11	1,097,042	1,072,174	24,868
	British Pound	Sell	4/20/11	372,021	378,003	5,982
	Canadian Dollar	Sell	4/20/11	1,381,579	1,372,544	(9,035)
	Danish Krone	Buy	4/20/11	1,127,971	1,107,696	20,275
	Euro	Sell	4/20/11	8,987,065	8,718,059	(269,006)
	Hong Kong Dollar	Buy	4/20/11	2,226,208	2,223,702	2,506
	Norwegian Krone	Buy	4/20/11	1,955,061	1,936,299	18,762
	Singapore Dollar	Buy	4/20/11	1,047,974	1,043,219	4,755
	Swedish Krona	Buy	4/20/11	3,489,148	3,477,771	11,377
	Swiss Franc	Buy	4/20/11	215,337	212,178	3,159

Credit Suisse AG
	Australian Dollar	Buy	4/20/11	2,433,664	2,379,043	54,621
	British Pound	Buy	4/20/11	7,824,482	7,949,246	(124,764)
	Canadian Dollar	Buy	4/20/11	3,075,118	3,055,399	19,719
	Euro	Buy	4/20/11	6,598,834	6,447,194	151,640
	Japanese Yen	Buy	4/20/11	1,032,228	1,061,992	(29,764)
	Norwegian Krone	Sell	4/20/11	4,477,563	4,432,704	(44,859)
	Swedish Krona	Sell	4/20/11	430,082	428,310	(1,772)
	Swiss Franc	Buy	4/20/11	1,926,246	1,898,395	27,851

Deutsche Bank AG
	Australian Dollar	Sell	4/20/11	9,444,696	9,227,290	(217,406)
	Euro	Buy	4/20/11	3,350,168	3,249,441	100,727
	Swedish Krona	Buy	4/20/11	2,727,356	2,713,242	14,114
	Swiss Franc	Buy	4/20/11	4,434,219	4,369,965	64,254

Goldman Sachs International
	Australian Dollar	Sell	4/20/11	3,517,774	3,437,803	(79,971)
	British Pound	Buy	4/20/11	2,781,160	2,825,645	(44,485)
	Euro	Buy	4/20/11	366,263	355,300	10,963
	Japanese Yen	Buy	4/20/11	1,332,396	1,370,511	(38,115)
	Norwegian Krone	Sell	4/20/11	1,541,351	1,524,488	(16,863)
	Swedish Krona	Buy	4/20/11	1,251,593	1,246,188	5,405

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/11	13,655	13,347	308
	British Pound	Buy	4/20/11	5,360,889	5,446,653	(85,764)
	Euro	Sell	4/20/11	341,135	330,982	(10,153)
	Hong Kong Dollar	Sell	4/20/11	1,088,657	1,087,079	(1,578)
	Norwegian Krone	Buy	4/20/11	1,824,158	1,805,494	18,664
	Swiss Franc	Sell	4/20/11	1,842,644	1,814,888	(27,756)

JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	4/20/11	5,114,976	4,998,892	116,084
	British Pound	Buy	4/20/11	4,762,540	4,838,509	(75,969)
	Canadian Dollar	Sell	4/20/11	1,401,599	1,392,276	(9,323)
	Euro	Sell	4/20/11	887,832	861,270	(26,562)
	Hong Kong Dollar	Buy	4/20/11	1,647,739	1,645,926	1,813
	Japanese Yen	Sell	4/20/11	4,057,772	4,127,167	69,395
	Norwegian Krone	Buy	4/20/11	10,305,900	10,204,753	101,147
	Singapore Dollar	Buy	4/20/11	6,103,744	6,076,238	27,506
	Swedish Krona	Sell	4/20/11	3,752,241	3,738,960	(13,281)
	Swiss Franc	Buy	4/20/11	3,430,877	3,379,453	51,424

Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/20/11	986,975	963,116	(23,859)
	British Pound	Buy	4/20/11	200,628	203,819	(3,191)
	Canadian Dollar	Sell	4/20/11	883,352	877,184	(6,168)
	Euro	Sell	4/20/11	4,321,048	4,189,791	(131,257)
	Israeli Shekel	Buy	4/20/11	1,637,189	1,576,001	61,188
	Japanese Yen	Sell	4/20/11	9,079,568	9,235,241	155,673
	Swedish Krona	Buy	4/20/11	2,274,924	2,265,798	9,126
	Swiss Franc	Buy	4/20/11	6,716,595	6,618,628	97,967

State Street Bank and Trust Co.
	Australian Dollar	Sell	4/20/11	869,358	849,317	(20,041)
	Canadian Dollar	Sell	4/20/11	552,508	548,656	(3,852)
	Euro	Sell	4/20/11	8,317,145	8,250,229	(66,916)
	Israeli Shekel	Buy	4/20/11	1,637,218	1,576,129	61,089
	Norwegian Krone	Buy	4/20/11	936,811	927,276	9,535
	Swedish Krona	Sell	4/20/11	2,033,292	2,026,117	(7,175)

UBS AG
	Australian Dollar	Buy	4/20/11	9,296,562	9,083,779	212,783
	British Pound	Sell	4/20/11	7,922,306	8,038,239	115,933
	Canadian Dollar	Buy	4/20/11	3,379,235	3,355,570	23,665
	Euro	Buy	4/20/11	6,408,036	6,216,498	191,538
	Israeli Shekel	Sell	4/20/11	3,953,341	3,803,916	(149,425)
	Norwegian Krone	Sell	4/20/11	7,960,777	7,871,426	(89,351)
	Swedish Krona	Buy	4/20/11	1,895,313	1,886,398	8,915
	Swiss Franc	Buy	4/20/11	9,256,874	9,121,069	135,805

Westpac Banking Corp.
	Australian Dollar	Buy	4/20/11	9,380,249	9,165,143	215,106
	British Pound	Buy	4/20/11	2,099,604	2,133,148	(33,544)
	Canadian Dollar	Sell	4/20/11	3,289,971	3,268,941	(21,030)
	Euro	Sell	4/20/11	4,133,800	4,009,745	(124,055)
	Japanese Yen	Sell	4/20/11	12,372,504	12,584,975	212,471

Total						$125,986

Key to holding's abbreviations

ADR	American Depository Receipts
GDR	Global Depository Receipts
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $553,023,052.

(b) The aggregate identified cost on a tax basis is $513,227,042, resulting in gross unrealized appreciation and depreciation of $87,147,912 and $17,080,395, respectively, or net unrealized appreciation of $70,067,517.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $30,922,970. The fund received cash collateral of $32,098,534 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,945 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $49,495,282 and $58,844,336, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $1,310,521 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

ADR or GDR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

The fund had the following industry concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):

Commercial banks	13.0%
Oil, gas, and consumable fuels	10.3

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $527,513 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $1,230,832 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $944,905.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Australia	$17,645,576	$--	$--

	Belgium	7,692,011	--	--

	Brazil	3,975,931	--	--

	Canada	19,624,871	--	--

	China	36,975,597	--	--

	Denmark	5,546,066	--	--

	Finland	3,813,863	--	--

	France	75,035,077	--	--

	Germany	64,803,632	--	--

	Hong Kong	6,801,306	--	--

	Ireland	15,873,257	--	--

	Isreal	4,891,575	--	--

	Italy	5,593,405	--	--

	Japan	111,125,303	--	--

	Netherlands	7,657,965	--	--

	Russia	16,235,391	--	--

	South Korea	12,234,008	--	--

	Spain	11,019,853	--	--

	Sweden	4,232,758	--	--

	Switzerland	9,095,919	--	--

	Taiwan	6,701,790	--	--

	United Kingdom	89,607,602	--	--

	United States	13,922,818	--	--

Total common stocks		550,105,574	--	--

U.S Treasury obligations		--	125,494	--

Short-term investments		20,000	33,043,491	--

Totals by level		$550,125,574	$33,168,985	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$125,986	$--

Totals by level		$--	$125,986	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$2,745,362	$2,619,376

Total	$2,745,362	$2,619,376

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Growth Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and defense (0.7%)
MTU Aero Engines Holding AG (Germany)	2,818	$191,481
Safran SA (France) (NON)	11,189	396,270
		587,751

Airlines (1.1%)
Deutsche Lufthansa AG (Germany) (NON)	26,130	554,919
Turk Hava Yollari (Turkey) (NON)	107,736	300,120
		855,039

Automobiles (4.5%)
Bayerische Motoren Werke (BMW) AG (Germany)	7,228	603,017
Dongfeng Motor Group Co., Ltd. (China)	134,000	228,070
Fiat SpA (Italy)	73,469	666,666
Ghabbour Auto (Egypt)	18,514	83,631
Kia Motors Corp. (South Korea)	16,260	1,022,781
Nissan Motor Co., Ltd. (Japan)	81,100	720,412
Porsche Automobil Holding SE (Preference) (Germany) (S)	4,130	271,013
Porsche Automobil Holding SE (Rights) (Germany) (NON)	4,130	35,875
		3,631,465

Beverages (2.1%)
Anheuser-Busch InBev NV (Belgium)	21,772	1,242,722
Synergy Co. (Russia) (NON) (FWC)	11,355	447,387
		1,690,109

Biotechnology (1.0%)
Biotest AG (Preference) (Germany)	5,796	379,596
Dendreon Corp. (NON) (S)	5,500	205,865
Grifols SA (Spain)	11,336	198,002
		783,463

Building products (1.3%)
Compagnie de Saint-Goban (France)	11,081	679,855
JS Group Corp. (Japan)	12,400	322,388
		1,002,243

Capital markets (0.5%)
Julius Baer Group, Ltd. (Switzerland)	8,903	387,269
		387,269

Chemicals (5.3%)
Agrium, Inc. (Canada)	4,630	427,918
Arkema (France)	3,326	302,703
BASF SE (Germany)	7,262	629,366
JSR Corp. (Japan)	15,500	311,381
Petronas Chemicals Group Bhd (Malaysia) (NON)	272,000	650,196
Syngenta AG (Switzerland)	3,783	1,232,308
TSRC Corp. (Taiwan)	78,000	200,262
Uralkali (Russia) (NON)	58,750	481,750
		4,235,884

Commercial banks (9.7%)
Banco Bradesco SA ADR (Brazil) (S)	40,020	830,415
Bank of Baroda (India)	19,619	424,473
Barclays PLC (United Kingdom)	173,646	774,308
BNP Paribas SA (France)	5,980	438,267
China Construction Bank Corp. (China)	1,005,000	941,824
Danske Bank A/S (Denmark) (NON)	27,635	613,170
Hang Seng Bank, Ltd. (Hong Kong)	31,100	502,142
HSBC Holdings PLC (London Exchange) (United Kingdom)	48,458	499,035
Lloyds Banking Group PLC (United Kingdom) (NON)	428,197	399,625
National Australia Bank, Ltd. (Australia)	9,296	249,073
Sberbank OJSC (Russia) (NON)	321,634	1,208,701
Shinhan Financial Group Co., Ltd. (South Korea)	10,120	459,895
Standard Chartered PLC (United Kingdom)	15,265	396,565
		7,737,493

Computers and peripherals (1.2%)
Hewlett-Packard Co.	7,500	307,275
SanDisk Corp. (NON)	13,900	640,651
		947,926

Construction and engineering (0.5%)
Carillion PLC (United Kingdom)	63,446	387,343
		387,343

Construction materials (1.6%)
BBMG Corp. (China)	639,500	1,044,048
China Shanshui Cement Group, Ltd. (China)	292,000	272,518
		1,316,566

Diversified financial services (3.2%)
Criteria Caixacorp SA (Spain)	67,732	478,702
ING Groep NV (Netherlands) (NON)	38,342	486,271
JPMorgan Chase & Co.	12,900	594,690
ORIX Corp. (Japan)	7,830	734,180
Warsaw Stock Exchange (Poland) (NON)	13,029	223,955
		2,517,798

Diversified telecommunication services (1.3%)
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	9,900	445,071
Telenet Group Holding NV (Belgium) (NON)	13,046	612,561
		1,057,632

Electric utilities (0.8%)
Fortum OYJ (Finland) (S)	18,294	622,442
		622,442

Electrical equipment (3.2%)
Mitsubishi Electric Corp. (Japan)	122,000	1,442,032
Schneider Electric SA (France)	6,350	1,087,488
		2,529,520

Electronic equipment, instruments, and components (2.1%)
Hitachi High-Technologies Corp. (Japan)	6,900	137,784
Hon Hai Precision Industry Co., Ltd. (Taiwan)	135,000	472,855
Kyocera Corp. (Japan)	7,000	710,279
Yokogawa Electric Corp. (Japan)	43,800	334,247
		1,655,165

Energy equipment and services (0.9%)
Technip SA (France)	7,041	752,393
		752,393

Food and staples retail (1.0%)
Metro AG (Germany)	11,489	786,626
		786,626

Food products (3.4%)
Kerry Group PLC Class A (Ireland)	18,182	678,274
Nestle SA (Switzerland)	35,083	2,015,736
		2,694,010

Health-care equipment and supplies (1.0%)
BioMerieux (France)	3,060	321,600
Covidien PLC (Ireland)	9,310	483,561
		805,161

Hotels, restaurants, and leisure (0.9%)
Compass Group PLC (United Kingdom)	75,768	682,290
		682,290

Household durables (1.6%)
LG Electronics, Inc. (South Korea)	1,933	185,027
Persimmon PLC (United Kingdom)	74,862	535,216
Rossi Residencial SA (Brazil)	67,100	559,887
		1,280,130

Household products (1.7%)
Henkel AG & Co. KGaA (Germany)	8,788	545,475
Reckitt Benckiser Group PLC (United Kingdom)	15,157	779,727
		1,325,202

Independent power producers and energy traders (0.6%)
China Power New Energy Development Co., Ltd. (China)
(NON)	2,666,000	226,194
China WindPower Group, Ltd. (China) (NON)	2,680,000	285,949
		512,143

Industrial conglomerates (2.2%)
Cookson Group PLC (United Kingdom) (NON)	33,655	372,813
Rheinmetall AG (Germany)	4,400	365,333
Siemens AG (Germany)	7,559	1,038,100
		1,776,246

Insurance (2.7%)
AIA Group, Ltd. (Hong Kong) (NON)	65,800	202,585

AXA SA (France)	33,830	708,354
Ping An Insurance (Group) Co. of China, Ltd. (China)	39,500	400,382
Prudential PLC (United Kingdom)	73,902	838,834
		2,150,155

Internet software and services (1.0%)
Open Text Corp. (Canada) (NON) (S)	8,500	529,720
Telecity Group PLC (United Kingdom) (NON)	31,355	256,157
		785,877

Machinery (3.9%)
Asahi Diamond Industrial Co., Ltd. (Japan)	36,000	691,574
Fiat Industrial SpA (Italy) (NON)	37,535	539,945
Sumitomo Heavy Industries, Ltd. (Japan)	40,000	261,435
Vallourec SA (France)	6,845	769,454
Tata Motors, Ltd. (India)	11,130	311,563
Volvo AB Class B (Sweden) (NON)	30,858	543,706
		3,117,677

Media (2.5%)
CyberAgent, Inc. (Japan)	137	483,161
DIRECTV Class A (NON)	3,914	183,175
Kabel Deutschland Holding AG (Germany) (NON)	9,793	520,105
Reed Elsevier PLC (United Kingdom)	38,792	336,545
WPP PLC (Ireland)	38,572	476,238
		1,999,224

Metals and mining (8.0%)
BHP Billiton, Ltd. (Australia)	10,569	510,054
Fortescue Metals Group, Ltd. (Australia)	47,488	315,509
Hidili Industry International Development, Ltd. (China)	204,000	180,162
Rio Tinto, Ltd. (Australia)	31,484	2,765,661
Vale SA ADR (Preference) (Brazil) (S)	22,000	649,440
Vedanta Resources PLC (United Kingdom)	23,204	886,880
Xstrata PLC (United Kingdom)	44,449	1,040,469
		6,348,175

Multiline retail (0.8%)
PPR SA (France)	4,189	643,340
		643,340

Multi-utilities (0.6%)
Centrica PLC (United Kingdom)	89,008	465,180
		465,180

Office electronics (0.9%)
Canon, Inc. (Japan)	16,100	701,517
		701,517

Oil, gas, and consumable fuels (8.4%)
BG Group PLC (United Kingdom)	63,806	1,589,941
Cairn Energy PLC (United Kingdom) (NON)	158,457	1,176,400
Inpex Holdings, Inc. (Japan)	131	994,957
Nexen, Inc. (Canada)	43,441	1,083,895
Petroleo Brasileiro SA ADR (Preference) (Brazil)	21,300	757,002
Tullow Oil PLC (United Kingdom)	48,917	1,137,984
		6,740,179

Pharmaceuticals (5.5%)
Astellas Pharma, Inc. (Japan)	23,900	886,038
Mitsubishi Tanabe Pharma (Japan)	72,900	1,184,581
Nippon Shinyaku Co., Ltd. (Japan)	43,000	552,251
Sanofi-Aventis (France)	11,277	792,288
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	20,138	1,010,323
		4,425,481

Semiconductors and semiconductor equipment (2.6%)
ASML Holding NV (Netherlands)	6,332	279,644
Elpida Memory, Inc. (Japan) (NON)	13,700	176,609
First Solar, Inc. (NON) (S)	3,657	588,192
Samsung Electronics Co., Ltd. (South Korea)	824	700,094
Sumco Corp. (Japan) (NON)	16,600	335,077
		2,079,616

Software (1.7%)
Autonomy Corp. PLC (United Kingdom) (NON)	6,840	174,617
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	11,555	363,058
Nintendo Co., Ltd. (Japan)	1,200	324,555
SAP AG (Germany)	8,585	526,657
		1,388,887

Textiles, apparel, and luxury goods (2.0%)
Christian Dior SA (France)	6,393	901,755
Pandora A/S (Denmark) (NON) (S)	13,649	697,976

		1,599,731

Tobacco (2.5%)
Imperial Tobacco Group PLC (United Kingdom)	25,906	802,029
Japan Tobacco, Inc. (Japan)	325	1,175,524
		1,977,553

Trading companies and distributors (1.3%)
Mitsui & Co., Ltd. (Japan)	58,100	1,042,695
		1,042,695

Wireless telecommunication services (1.2%)
Mobile Telesystems ADR (Russia)	9,700	205,931
NTT DoCoMo, Inc. (Japan)	309	543,763
Vodafone Group PLC (United Kingdom)	69,621	197,419
		947,113

Total common stocks (cost $64,884,405)		$78,971,709

SHORT-TERM INVESTMENTS (4.9%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	3,118,395	$3,118,395
Putnam Money Market Liquidity Fund 0.13% (e)	144,898	144,898
SSgA Prime Money Market Fund 0.11% (i) (P)	190,000	190,000
U.S. Treasury Bills with effective yields ranging from
0.14% to 0.18%, November 17, 2011 (SEGSF)	$350,000	349,626
U.S. Treasury Bills with effective yields ranging from
0.19% to 0.20%, August 25, 2011 (SEGSF)	110,000	109,892

Total short-term investments (cost $3,912,840)		$3,912,811

TOTAL INVESTMENTS

Total investments (cost $68,797,245) (b)		$82,884,520

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $92,367,228) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

	Bank of America, N.A.
	Australian Dollar	Sell	4/20/11	$2,927,203	$2,850,923	$(76,280)
	British Pound	Buy	4/20/11	824,357	837,517	(13,160)
	Canadian Dollar	Sell	4/20/11	706,579	701,652	(4,927)
	Euro	Buy	4/20/11	6,743,635	6,541,116	202,519
	Norwegian Krone	Sell	4/20/11	327,165	323,870	(3,295)
	Swedish Krona	Buy	4/20/11	1,987,595	1,979,058	8,537
	Swiss Franc	Buy	4/20/11	472,694	465,814	6,880

	Barclays Bank PLC
	Australian Dollar	Buy	4/20/11	331,233	323,818	7,415
	British Pound	Sell	4/20/11	1,978,006	2,000,422	22,416
	Canadian Dollar	Buy	4/20/11	685,939	679,388	6,551
	Euro	Sell	4/20/11	350,505	340,095	(10,410)
	Hong Kong Dollar	Buy	4/20/11	424,097	423,671	426
	Japanese Yen	Buy	4/20/11	381,953	388,440	(6,487)
	Norwegian Krone	Buy	4/20/11	12,547	12,430	117
	Swedish Krona	Sell	4/20/11	106,668	106,400	(268)
	Swiss Franc	Sell	4/20/11	1,421,028	1,396,711	(24,317)

	Citibank, N.A.
	Australian Dollar	Buy	4/20/11	245,166	239,609	5,557
	British Pound	Buy	4/20/11	2,162,571	2,197,349	(34,778)
	Canadian Dollar	Sell	4/20/11	832,064	826,623	(5,441)
	Danish Krone	Buy	4/20/11	16,356	16,062	294
	Euro	Sell	4/20/11	2,242,578	2,175,452	(67,126)
	Hong Kong Dollar	Sell	4/20/11	254,811	254,182	(629)
	Norwegian Krone	Sell	4/20/11	262,456	259,938	(2,518)
	Singapore Dollar	Buy	4/20/11	635,670	632,785	2,885
	Swedish Krona	Sell	4/20/11	185,468	184,863	(605)
	Swiss Franc	Buy	4/20/11	98,009	96,572	1,437

	Credit Suisse AG
	Australian Dollar	Buy	4/20/11	424,024	414,507	9,517
	British Pound	Sell	4/20/11	1,198,466	1,217,576	19,110
	Canadian Dollar	Sell	4/20/11	1,104,809	1,097,725	(7,084)
	Euro	Sell	4/20/11	2,291,130	2,221,792	(69,338)
	Japanese Yen	Buy	4/20/11	1,312,396	1,334,333	(21,937)
	Norwegian Krone	Buy	4/20/11	474,290	469,538	4,752
	Swedish Krona	Buy	4/20/11	576,864	574,486	2,378
	Swiss Franc	Sell	4/20/11	537,742	529,967	(7,775)

	Deutsche Bank AG
	Australian Dollar	Buy	4/20/11	178,547	174,437	4,110
	Canadian Dollar	Buy	4/20/11	612,464	608,281	4,183
	Euro	Buy	4/20/11	1,707,239	1,655,908	51,331
	Swedish Krona	Buy	4/20/11	433,286	431,044	2,242
	Swiss Franc	Buy	4/20/11	86,440	85,188	1,252

	Goldman Sachs International
	Australian Dollar	Sell	4/20/11	55,343	54,085	(1,258)
	British Pound	Buy	4/20/11	317,085	319,733	(2,648)
	Euro	Sell	4/20/11	6,470,216	6,276,545	(193,671)
	Japanese Yen	Sell	4/20/11	1,506,034	1,517,254	11,220
	Norwegian Krone	Buy	4/20/11	298,468	295,203	3,265
	Swedish Krona	Sell	4/20/11	54,119	53,885	(234)

	HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/11	1,821,989	1,780,939	41,050
	British Pound	Buy	4/20/11	1,534,344	1,558,891	(24,547)
	Euro	Buy	4/20/11	1,322,663	1,283,296	39,367
	Hong Kong Dollar	Sell	4/20/11	98,728	98,619	(109)
	Norwegian Krone	Buy	4/20/11	626,213	619,805	6,408
	Swiss Franc	Sell	4/20/11	127,478	125,558	(1,920)

	JPMorgan Chase Bank, N.A.
	Australian Dollar	Buy	4/20/11	1,679,855	1,641,730	38,125
	British Pound	Buy	4/20/11	2,341,192	2,374,302	(33,110)
	Canadian Dollar	Sell	4/20/11	738,879	733,964	(4,915)
	Euro	Sell	4/20/11	5,077,991	4,926,066	(151,925)
	Hong Kong Dollar	Sell	4/20/11	958,301	957,342	(959)
	Japanese Yen	Buy	4/20/11	150,863	153,443	(2,580)
	Norwegian Krone	Buy	4/20/11	788,274	780,538	7,736
	Singapore Dollar	Buy	4/20/11	720,700	717,453	3,247
	Swedish Krona	Sell	4/20/11	152,317	150,506	(1,811)
	Swiss Franc	Buy	4/20/11	2,294,709	2,260,315	34,394

	Royal Bank of Scotland PLC (The)
	Australian Dollar	Sell	4/20/11	346,853	335,461	(11,392)
	British Pound	Sell	4/20/11	149,387	151,763	2,376
	Canadian Dollar	Buy	4/20/11	114,237	113,440	797
	Euro	Sell	4/20/11	3,327,454	3,226,378	(101,076)
	Japanese Yen	Sell	4/20/11	1,640,439	1,673,198	32,759
	Swedish Krona	Buy	4/20/11	49,726	49,526	200
	Swiss Franc	Sell	4/20/11	530,430	522,693	(7,737)

State Street Bank and Trust Co.
Australian Dollar	Buy	4/20/11	1,264,417	1,235,269	29,148
Canadian Dollar	Buy	4/20/11	1,299,745	1,290,683	9,062
Euro	Buy	4/20/11	1,014,605	984,470	30,135
Norwegian Krone	Sell	4/20/11	443,293	438,781	(4,512)
Swedish Krona	Buy	4/20/11	23,618	23,534	84

UBS AG
Australian Dollar	Sell	4/20/11	533,366	521,158	(12,208)
British Pound	Sell	4/20/11	1,618,515	1,644,552	26,037
Canadian Dollar	Sell	4/20/11	592,238	588,091	(4,147)
Euro	Buy	4/20/11	4,624,280	4,486,059	138,221
Israeli Shekel	Sell	4/20/11	391,161	376,376	(14,785)
Norwegian Krone	Sell	4/20/11	729,812	721,621	(8,191)
Swedish Krona	Sell	4/20/11	295,847	294,456	(1,391)
Swiss Franc	Buy	4/20/11	2,064,529	2,034,241	30,288

Westpac Banking Corp.
Australian Dollar	Sell	4/20/11	2,095,913	2,047,850	(48,063)
British Pound	Sell	4/20/11	51,562	52,386	824
Canadian Dollar	Sell	4/20/11	415,052	412,399	(2,653)
Euro	Buy	4/20/11	3,470,694	3,366,539	104,155
Japanese Yen	Sell	4/20/11	26,832	27,290	458

Total					$(38,952)

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

				Fixed payments	Total return
Swap counterparty /			Termination	received (paid) by	received by	Unrealized
Notional amount			date	fund per annum	or paid by fund	depreciation

Goldman Sachs International
	1,045	baskets	9/26/11	(1 month USD-	A basket	$(4,703)
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

Total						$(4,703)

Key to holding's abbreviations

ADR	American Depository Receipts
OJSC	Open Joint Stock Company

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $79,795,283.

(b) The aggregate identified cost on a tax basis is $69,162,915, resulting in gross unrealized appreciation and depreciation of $14,638,263 and $916,658, respectively, or net unrealized appreciation of $13,721,605.

(NON) Non-income-producing security.

(SEGSF) These securities, in part or in entirety, were pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,078,242. The fund received cash collateral of $3,118,395 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $180 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,429,816 and $6,284,918, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $598,974 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

Japan	18.2%
United Kingdom	17.3
France	9.8
Germany	8.1
Australia	4.8
Switzerland	4.6
China	4.5
United States	3.9
Brazil	3.5
South Korea	3.0
Russia	2.9
Canada	2.6
Belgium	2.3
Ireland	2.1
Denmark	1.6
Italy	1.5
Hong Kong	1.3
Israel	1.3
Netherlands	1.0
India	0.9
Spain	0.9
Taiwan	0.8
Malaysia	0.8
Finland	0.8
Sweden	0.7
Other	0.8

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $212,717 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.

Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $559,762 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $349,622.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$9,836,180	$--	$--

Consumer staples	8,473,500	--	--

Energy	7,492,572	--	--

Financials	12,792,715	--	--

Health care	6,014,105	--	--

Industrials	11,298,514	--	--

Information technology	7,558,988	--	--

Materials	11,900,625	--	--

Telecommunication services	2,004,745	--	--

Utilities	1,599,765	--	--

Total common stocks	78,971,709	--	--

Short-term investments	334,898	3,577,913	--

Totals by level	$79,306,607	$3,577,913	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(38,952)	$--

Total return swap contracts	--	(4,703)	--

Totals by level	$--	$(43,655)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$953,265	$992,217

Equity contracts	--	4,703

Total	$953,265	$996,920

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT International Value Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (98.3%)(a)
	Shares	Value

Aerospace and defense (0.5%)
Cobham PLC (United Kingdom)	238,049	$880,399
		880,399

Air freight and logistics (1.1%)
Deutsche Post AG (Germany)	67,815	1,224,945
TNT NV (Netherlands)	22,354	574,563
		1,799,508

Automobiles (4.1%)
Bayerische Motoren Werke (BMW) AG (Germany)	19,928	1,662,552
Fiat SpA (Italy)	97,143	881,487
Nissan Motor Co., Ltd. (Japan)	347,800	3,089,509
Porsche Automobil Holding SE (Rights) (Germany) (NON)	13,776	119,664
Porsche Automobil Holding SE (Preference) (Germany) (S)	13,776	903,988
		6,657,200

Beverages (1.1%)
Anheuser-Busch InBev NV (Belgium)	31,090	1,774,583
		1,774,583

Chemicals (4.7%)
Arkema (France)	9,889	900,008
BASF SE (Germany)	28,011	2,427,592
JSR Corp. (Japan)	52,800	1,060,703
Nitto Denko Corp. (Japan)	17,000	902,383
Petronas Chemicals Group Bhd (Malaysia) (NON)	116,200	277,767
Syngenta AG (Switzerland)	4,281	1,394,531
Uralkali (Russia) (NON)	87,811	720,050
		7,683,034

Commercial banks (14.6%)
Banco Bradesco SA ADR (Brazil) (S)	67,413	1,398,820
Banco Santander Central Hispano SA (Spain)	88,206	1,026,105
Barclays PLC (United Kingdom)	507,805	2,264,363
BNP Paribas SA (France)	32,390	2,373,824
China Construction Bank Corp. (China)	1,385,000	1,297,937
Danske Bank A/S (Denmark) (NON)	36,848	817,589
HSBC Holdings PLC (London Exchange) (United Kingdom)	422,759	4,353,702
Industrial and Commercial Bank of China, Ltd. (China)	1,141,000	947,533
Mitsubishi UFJ Financial Group, Inc. (Japan)	158,400	732,133
National Australia Bank, Ltd. (Australia)	57,581	1,542,798
National Bank of Canada (Canada)	35,159	2,859,686
Shinhan Financial Group Co., Ltd. (South Korea)	19,120	868,893
Societe Generale (France)	16,138	1,050,734
Sumitomo Mitsui Financial Group, Inc. (Japan)	68,300	2,125,948
		23,660,065

Commercial services and supplies (1.3%)
Edenred (France) (NON)	68,132	2,060,309
		2,060,309

Communications equipment (0.6%)
Nokia OYJ (Finland)	113,594	973,501
		973,501

Computers & peripherals (1.0%)
Asustek Computer, Inc. (Taiwan)	181,000	1,566,473
		1,566,473

Construction and engineering (2.0%)
Carillion PLC (United Kingdom)	234,682	1,432,752
Vinci SA (France)	27,485	1,721,031
		3,153,783

Construction materials (1.5%)
BBMG Corp. (China)	433,000	706,916
China Shanshui Cement Group, Ltd. (China)	809,000	755,025
HeidelbergCement AG (Germany)	13,072	914,872
		2,376,813

Diversified financial services (2.6%)
Criteria Caixacorp SA (Spain)	138,867	981,455
ING Groep NV (Netherlands) (NON)	109,214	1,385,103
ORIX Corp. (Japan) (S)	20,060	1,880,927
		4,247,485

Diversified telecommunication services (2.3%)
BCE, Inc. (Canada) (S)	49,067	1,783,978
Nippon Telegraph & Telephone (NTT) Corp. (Japan)	42,800	1,924,145
		3,708,123

Electric utilities (0.9%)
Fortum OYJ (Finland) (S)	44,016	1,497,618
		1,497,618

Electrical equipment (1.8%)
LS Corp. (South Korea)	7,966	798,815
Mitsubishi Electric Corp. (Japan)	179,000	2,115,768
Xinjiang Goldwind Science & Technology Co., Ltd.
(China) (NON)	18,400	33,919
		2,948,502

Energy equipment and services (0.4%)
Technip SA (France)	6,503	694,903
		694,903

Food products (3.1%)
Ajinomoto Co., Inc. (Japan)	148,000	1,544,487
Kerry Group PLC Class A (Ireland)	55,351	2,064,853
Suedzucker AG (Germany)	42,757	1,194,912
Toyo Suisan Kaisha, Ltd. (Japan)	10,000	217,381
		5,021,633

Food and staples retail (0.6%)
Lawson, Inc. (Japan)	20,200	974,988
		974,988

Gas utilities (0.7%)
Tokyo Gas Co., Ltd. (Japan)	257,000	1,175,493
		1,175,493

Health-care providers and services (0.8%)
Miraca Holdings, Inc. (Japan)	33,000	1,265,106
		1,265,106

Hotels, restaurants, and leisure (0.5%)
TUI Travel PLC (United Kingdom)	225,151	821,122
		821,122

Household durables (0.7%)
Persimmon PLC (United Kingdom)	162,274	1,160,157
		1,160,157

Household products (1.6%)
Henkel AG & Co. KGaA (Germany)	20,478	1,271,077
Reckitt Benckiser Group PLC (United Kingdom)	24,742	1,272,811
		2,543,888

Independent power producers and energy traders (0.6%)
China WindPower Group, Ltd. (China) (NON)	5,090,000	543,090
International Power PLC (United Kingdom)	100,003	494,848
		1,037,938

Industrial conglomerates (1.9%)
Siemens AG (Germany)	16,749	2,300,191
LG Corp. (South Korea)	11,469	855,248
		3,155,439

Insurance (6.5%)
ACE, Ltd.	32,365	2,094,016
Allianz SE (Germany)	20,496	2,882,302
AXA SA (France)	133,585	2,797,088
Prudential PLC (United Kingdom)	175,908	1,996,666
SCOR (France)	30,538	833,268
		10,603,340

Leisure equipment and products (0.4%)
Altek Corp. (Taiwan)	439,703	602,589
		602,589

Machinery (0.6%)
Fiat Industrial SpA (Italy) (NON)	68,587	986,631
		986,631

Media (3.6%)
Kabel Deutschland Holding AG (Germany) (NON)	36,369	1,931,553

WPP PLC (Ireland)	133,422	1,647,324
United Business Media, Ltd. PLC (Ireland)	55,641	535,016
Vivendi (France)	28,816	824,541
Virgin Media, Inc. (United Kingdom)	35,200	978,208
		5,916,642

Metals and mining (2.3%)
Rio Tinto PLC (United Kingdom)	25,098	1,765,720
Xstrata PLC (United Kingdom)	83,122	1,945,733
		3,711,453

Multi-utilities (2.6%)
Atco, Ltd. Class I (Canada)	24,300	1,472,499
Centrica PLC (United Kingdom)	299,708	1,566,355
GDF Suez (France)	27,486	1,122,155
		4,161,009

Multiline retail (1.5%)
Myer Holdings, Ltd. (Australia)	172,714	574,648
PCD Stores, Ltd. (China)	4,116,000	1,127,019
PPR SA (France)	5,181	795,690
		2,497,357

Office electronics (1.2%)
Canon, Inc. (Japan)	43,900	1,912,831
		1,912,831

Oil, gas, and consumable fuels (10.9%)
BP PLC (United Kingdom)	398,109	2,903,793
Cairn Energy PLC (United Kingdom) (NON)	204,279	1,516,587
Inpex Holdings, Inc. (Japan)	122	926,601
Nexen, Inc. (Canada)	85,592	2,135,603
Petroleo Brasileiro SA ADR (Brazil)	20,100	812,643
Royal Dutch Shell PLC Class B (United Kingdom)	144,975	5,263,920
Statoil ASA (Norway)	57,028	1,584,154
Total SA (France)	42,002	2,562,048
		17,705,349

Pharmaceuticals (5.8%)
Astellas Pharma, Inc. (Japan)	31,500	1,167,790
Mitsubishi Tanabe Pharma (Japan)	49,100	797,845
Novartis AG (Switzerland)	73,993	4,022,842
Sanofi (France)	30,287	2,127,873
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	24,000	1,204,080
		9,320,430

Real estate investment trusts (REITs) (0.9%)
CFS Retail Property Trust (Australia) (R)	468,844	894,161
Dexus Property Group (Australia)	704,491	620,674
		1,514,835

Real estate management and development (1.7%)
Henderson Land Development Co., Ltd. (Hong Kong)	124,000	859,185
Mitsubishi Estate Co., Ltd. (Japan)	60,000	1,016,129
Soho China, Ltd. (China)	1,104,000	946,610
		2,821,924

Semiconductors and semiconductor equipment (0.7%)
Rohm Co., Ltd. (Japan)	19,000	1,191,502
		1,191,502

Specialty retail (0.4%)
JB Hi-Fi, Ltd. (Australia) (S)	27,439	572,508
		572,508

Software (0.7%)
Nintendo Co., Ltd. (Japan)	4,400	1,190,034
		1,190,034

Textiles, apparel, and luxury goods (1.0%)
Pandora A/S (Denmark) (NON) (S)	30,468	1,558,057
		1,558,057

Tobacco (1.1%)
Japan Tobacco, Inc. (Japan)	488	1,765,094
		1,765,094

Trading companies and distributors (1.6%)
Mitsui & Co., Ltd. (Japan)	142,900	2,564,563
		2,564,563

Water Utilities (0.9%)
Guangdong Investment, Ltd. (China)	2,816,000	1,422,661

		1,422,661

Wireless telecommunication services (2.9%)
China Mobile, Ltd. (China)	90,000	828,963
NTT DoCoMo, Inc. (Japan)	378	665,185
Vodafone Group PLC (United Kingdom)	1,132,801	3,212,228
		4,706,376

Total common stocks (cost $140,400,238)		$159,563,248

SHORT-TERM INVESTMENTS (5.7%)(a)
	Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	6,748,667	$6,748,667
Putnam Money Market Liquidity Fund 0.13% (e)	1,880,421	1,880,421
SSgA Prime Money Market Fund 0.11% (i) (P)	240,000	240,000
U.S. Treasury Bills with effective yields ranging from
0.15% to 0.16%, November 17, 2011 (SEGSF)	$380,000	379,612

Total short-term investments (cost $9,248,715)		$9,248,700

TOTAL INVESTMENTS

Total investments (cost $149,648,953) (b)		$168,811,948

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $103,598,019) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America, N.A.
	Australian Dollar	Buy	4/20/11	$3,721,149	$3,636,374	$84,775
	British Pound	Sell	4/20/11	735,689	747,433	11,744
	Canadian Dollar	Buy	4/20/11	1,642,044	1,630,595	11,449
	Euro	Buy	4/20/11	2,041,560	1,980,249	61,311
	Swedish Krona	Buy	4/20/11	1,030,881	1,026,454	4,427
	Swiss Franc	Buy	4/20/11	2,661,099	2,622,369	38,730

Barclays Bank PLC
	Australian Dollar	Buy	4/20/11	53,999	52,790	1,209
	British Pound	Sell	4/20/11	794,479	807,286	12,807
	Canadian Dollar	Buy	4/20/11	1,465,683	1,451,685	13,998
	Euro	Buy	4/20/11	1,302,646	1,263,957	38,689
	Hong Kong Dollar	Sell	4/20/11	593,320	592,636	(684)
	Japanese Yen	Sell	4/20/11	1,799,355	1,829,914	30,559
	Swiss Franc	Buy	4/20/11	226,251	222,843	3,408

Citibank, N.A.
	British Pound	Buy	4/20/11	723,481	735,115	(11,634)
	Canadian Dollar	Sell	4/20/11	384,919	382,401	(2,518)
	Danish Krone	Sell	4/20/11	675,069	662,934	(12,135)
	Euro	Sell	4/20/11	7,958,832	7,720,604	(238,228)
	Hong Kong Dollar	Sell	4/20/11	1,647,430	1,644,039	(3,391)
	Norwegian Krone	Buy	4/20/11	745,672	738,517	7,155
	Singapore Dollar	Buy	4/20/11	1,493,038	1,486,200	6,838
	Swiss Franc	Sell	4/20/11	185,978	183,249	(2,729)

Credit Suisse AG
	Australian Dollar	Sell	4/20/11	561,607	545,571	(16,036)
	British Pound	Sell	4/20/11	5,071,111	5,151,971	80,860
	Canadian Dollar	Buy	4/20/11	2,081,966	2,068,615	13,351
	Euro	Sell	4/20/11	3,657,801	3,558,170	(99,631)
	Japanese Yen	Sell	4/20/11	1,478,593	1,503,309	24,716
	Norwegian Krone	Sell	4/20/11	781,811	773,978	(7,833)
	Swedish Krona	Buy	4/20/11	2,244,074	2,234,824	9,250
	Swiss Franc	Sell	4/20/11	726,231	715,730	(10,501)

Deutsche Bank AG
	Australian Dollar	Sell	4/20/11	1,508,756	1,474,026	(34,730)
	Canadian Dollar	Buy	4/20/11	804,614	799,119	5,495
	Euro	Buy	4/20/11	3,334,978	3,234,707	100,271
	Swedish Krona	Buy	4/20/11	597,309	594,218	3,091
	Swiss Franc	Buy	4/20/11	522,135	514,569	7,566

Goldman Sachs International
	Australian Dollar	Buy	4/20/11	602,675	588,974	13,701
	British Pound	Sell	4/20/11	1,997,282	2,029,229	31,947
	Euro	Buy	4/20/11	657,995	638,300	19,695
	Japanese Yen	Sell	4/20/11	2,051,062	2,085,972	34,910
	Norwegian Krone	Sell	4/20/11	700,970	693,301	(7,669)
	Swedish Krona	Buy	4/20/11	118,453	117,942	511

HSBC Bank USA, National Association
	Australian Dollar	Buy	4/20/11	1,612,925	1,576,585	36,340
	British Pound	Buy	4/20/11	667,581	678,261	(10,680)
	Euro	Sell	4/20/11	1,191,490	1,156,027	(35,463)
	Hong Kong Dollar	Sell	4/20/11	1,626,615	1,624,567	(2,048)
	Norwegian Krone	Buy	4/20/11	42,276	41,844	432
	Swiss Franc	Buy	4/20/11	117,655	115,883	1,772

JPMorgan Chase Bank, N.A.
	Australian Dollar	Sell	4/20/11	332,888	325,333	(7,555)
	British Pound	Buy	4/20/11	1,577,715	1,602,882	(25,167)
	Canadian Dollar	Buy	4/20/11	669,738	665,283	4,455
	Euro	Buy	4/20/11	1,663,798	1,614,020	49,778
	Hong Kong Dollar	Sell	4/20/11	1,008,083	1,006,974	(1,109)
	Japanese Yen	Sell	4/20/11	60,512	61,547	1,035
	Norwegian Krone	Sell	4/20/11	1,116,996	1,106,034	(10,962)
	Singapore Dollar	Buy	4/20/11	1,089,538	1,084,628	4,910
	Swedish Krona	Buy	4/20/11	440,186	438,628	1,558
	Swiss Franc	Buy	4/20/11	879,793	866,606	13,187

Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/20/11	2,772,965	2,705,932	67,033
	British Pound	Buy	4/20/11	1,451,459	1,474,549	(23,090)
	Canadian Dollar	Buy	4/20/11	956,002	949,326	6,676
	Euro	Sell	4/20/11	1,184,533	1,148,552	(35,981)
	Israeli Shekel	Buy	4/20/11	422,548	406,756	15,792
	Japanese Yen	Sell	4/20/11	429,713	440,671	10,958
	Swedish Krona	Sell	4/20/11	410,256	411,691	1,435
	Swiss Franc	Buy	4/20/11	1,163,781	1,146,806	16,975

State Street Bank and Trust Co.
	Australian Dollar	Sell	4/20/11	1,755,991	1,715,510	(40,481)
	Canadian Dollar	Sell	4/20/11	487,392	483,993	(3,399)
	Euro	Buy	4/20/11	1,466,045	1,422,502	43,543
	Israeli Shekel	Buy	4/20/11	422,519	406,754	15,765
	Swedish Krona	Buy	4/20/11	571,392	569,376	2,016

UBS AG
	Australian Dollar	Buy	4/20/11	1,256,865	1,228,098	28,767
	British Pound	Sell	4/20/11	1,696,742	1,724,038	27,296
	Canadian Dollar	Buy	4/20/11	342,299	339,902	2,397
	Euro	Sell	4/20/11	1,984,491	1,925,174	(59,317)
	Israeli Shekel	Sell	4/20/11	873,522	840,506	(33,016)
	Norwegian Krone	Buy	4/20/11	1,953,159	1,931,238	21,921
	Swiss Franc	Sell	4/20/11	170,152	167,656	(2,496)

Westpac Banking Corp.
	Australian Dollar	Buy	4/20/11	1,626,063	1,588,774	37,289
	British Pound	Sell	4/20/11	1,260,630	1,280,770	20,140
	Canadian Dollar	Buy	4/20/11	2,286,396	2,271,781	14,615
	Euro	Sell	4/20/11	1,300,091	1,261,075	(39,016)
	Japanese Yen	Buy	4/20/11	1,033,514	1,051,318	(17,804)

Total						$323,245

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $162,376,581.

(b) The aggregate identified cost on a tax basis is $153,106,211, resulting in gross unrealized appreciation and depreciation of $21,476,363 and $5,770,626, respectively, or net unrealized appreciation of $15,705,737.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $6,443,645. The fund received cash collateral of $6,748,667 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,307 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $18,206,875 and $19,414,877, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $291,022 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United Kingdom	20.9%
Japan	19.9
France	12.3
Germany	10.4
China	5.3
Canada	5.1
Switzerland	3.3
United States	2.7
Ireland	2.6
Australia	2.6
South Korea	1.6
Finland	1.5
Denmark	1.5
Brazil	1.4
Taiwan	1.3
Spain	1.2
Netherlands	1.2
Italy	1.2
Belgium	1.1
Norway	1.0
Israel	0.7
Hong Kong	0.5
Other	0.7

Total	100.0%

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Investment Management, LLC (Putnam Management), the fund’s manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $286,556 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $279,636.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$19,785,632	$--	$--

	Consumer staples	12,080,186	--	--

	Energy	18,400,252	--	--

	Financials	42,847,649	--	--

	Health care	10,585,536	--	--

	Industrials	17,549,134	--	--

	Information technology	6,834,341	--	--

	Materials	13,771,300	--	--

	Telecommunication services	8,414,499

	Utilities	9,294,719

Total common stocks		159,563,248	--	--

Short-term investments		2,120,421	7,128,279	--

Totals by level		$161,683,669	$7,128,279	$--

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$323,245	$--

Totals by level		$--	$323,245	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,118,548	$795,303

Total	$1,118,548	$795,303

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Investors Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.6%)(a)
	Shares	Value

Aerospace and defense (3.0%)
General Dynamics Corp.	10,800	$826,848
Honeywell International, Inc.	13,700	818,027
Huntington Ingalls Industries, Inc. (NON)	3,066	127,239
L-3 Communications Holdings, Inc. (S)	14,100	1,104,171
Northrop Grumman Corp. (S)	18,400	1,153,864
Precision Castparts Corp. (S)	6,500	956,670
Raytheon Co.	13,297	676,418
Safran SA (France)	14,205	503,085
United Technologies Corp. (S)	24,010	2,032,447
		8,198,769

Air freight and logistics (0.5%)
United Parcel Service, Inc. Class B (S)	17,100	1,270,872
		1,270,872

Auto components (0.7%)
Autoliv, Inc. (Sweden)	9,300	690,339
Lear Corp.	11,200	547,344
TRW Automotive Holdings Corp. (NON) (S)	13,196	726,836
		1,964,519

Automotive (0.6%)
Ford Motor Co. (NON)	71,200	1,061,592
General Motors Co. (NON)	17,100	530,613
		1,592,205

Beverages (2.6%)
Coca-Cola Co. (The)	49,700	3,297,595
Coca-Cola Enterprises, Inc.	61,800	1,687,140
Dr. Pepper Snapple Group, Inc. (S)	11,600	431,056
PepsiCo, Inc.	29,120	1,875,619
		7,291,410

Biotechnology (1.0%)
Amgen, Inc. (NON)	20,530	1,097,329
Celgene Corp. (NON)	16,200	931,986
Cubist Pharmaceuticals, Inc. (NON)	11,200	282,688
Dendreon Corp. (NON) (S)	9,200	344,356
		2,656,359

Capital markets (3.0%)
Ameriprise Financial, Inc.	14,100	861,228
Apollo Global Management, LLC. Class A (NON)	7,600	138,543
BlackRock, Inc.	7,483	1,504,158
Goldman Sachs Group, Inc. (The)	18,820	2,982,405
Legg Mason, Inc. (S)	17,600	635,184
Morgan Stanley	43,700	1,193,884
State Street Corp.	21,000	943,740
		8,259,142

Chemicals (2.6%)
Albemarle Corp. (S)	11,042	659,980
Dow Chemical Co. (The)	36,001	1,359,038
E.I. du Pont de Nemours & Co.	27,600	1,517,172
Huntsman Corp. (S)	47,079	818,233
LyondellBasell Industries NV Class A (Netherlands)
(NON)	26,700	1,055,985
Mosaic Co. (The)	5,000	393,750
PPG Industries, Inc.	9,600	914,016
W.R. Grace & Co. (NON) (S)	15,063	576,762
		7,294,936

Commercial banks (2.5%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	34,856	714,548
First Southern Bancorp, Inc. Class B (F)(NON)	19,890	268,515
NBH Holdings Corp. 144A Class A (NON)	27,300	470,925
PNC Financial Services Group, Inc.	9,500	598,405
SunTrust Banks, Inc.	36,400	1,049,776
Wells Fargo & Co.	119,758	3,796,329
		6,898,498

Commercial services and supplies (0.2%)
Avery Dennison Corp. (S)	12,900	541,284
		541,284

Communications equipment (2.1%)
Cisco Systems, Inc. (NON)	118,641	2,034,693

Motorola Solutions, Inc.	8,571	383,038
Nokia Corp. ADR (Finland)	39,400	335,294
Qualcomm, Inc.	55,200	3,026,616
		5,779,641

Computers and peripherals (5.7%)
Apple, Inc. (NON)	20,217	7,044,614
EMC Corp. (NON) (S)	95,000	2,522,250
Hewlett-Packard Co.	92,370	3,784,399
SanDisk Corp. (NON)	40,700	1,875,863
Seagate Technology (NON)	39,600	570,240
		15,797,366

Construction and engineering (0.3%)
KBR, Inc.	23,500	887,595
		887,595

Consumer finance (0.5%)
Capital One Financial Corp.	16,300	846,948
Discover Financial Services	20,700	499,284
		1,346,232

Containers and packaging (0.3%)
Rock-Tenn Co. Class A (S)	3,900	270,465
Sealed Air Corp. (S)	21,400	570,524
		840,989

Diversified financial services (4.3%)
Bank of America Corp.	217,142	2,894,503
Citigroup, Inc. (NON)	421,800	1,864,356
CME Group, Inc.	3,400	1,025,270
JPMorgan Chase & Co.	132,927	6,127,935
		11,912,064

Diversified telecommunication services (2.5%)
AT&T, Inc.	89,620	2,742,372
Iridium Communications, Inc. (NON) (S)	156,488	1,247,209
Verizon Communications, Inc.	73,990	2,851,575
		6,841,156

Electric utilities (1.0%)
Edison International	40,450	1,480,066
Entergy Corp.	12,100	813,241
NV Energy, Inc.	40,600	604,534
		2,897,841

Electrical equipment (0.2%)
Emerson Electric Co.	11,800	689,474
		689,474

Electronic equipment, instruments, and components (0.1%)
Corning, Inc.	19,100	394,033
		394,033

Energy equipment and services (2.3%)
National Oilwell Varco, Inc.	24,400	1,934,188
Oceaneering International, Inc. (NON)	7,100	635,095
Schlumberger, Ltd.	33,184	3,094,740
Transocean, Ltd. (Switzerland) (NON)	5,084	396,298
Weatherford International, Ltd. (Switzerland) (NON)	19,800	447,480
		6,507,801

Food and staples retail (1.9%)
CVS Caremark Corp.	24,780	850,450
Safeway, Inc. (S)	39,000	918,060
Wal-Mart Stores, Inc.	38,700	2,014,335
Walgreen Co. (S)	35,000	1,404,900
		5,187,745

Food products (0.4%)
H.J. Heinz Co. (S)	9,300	454,026
Hershey Co. (The) (S)	10,200	554,370
		1,008,396

Health-care equipment and supplies (1.3%)
Baxter International, Inc.	26,400	1,419,528
Medtronic, Inc.	41,390	1,628,697
St. Jude Medical, Inc. (NON)	11,000	563,860
		3,612,085

Health-care providers and services (3.6%)
Aetna, Inc.	47,500	1,777,925
AmerisourceBergen Corp. (S)	19,800	783,288
Cardinal Health, Inc.	39,300	1,616,409

CIGNA Corp.	20,438	904,995
Coventry Health Care, Inc. (NON)	11,300	360,357
Lincare Holdings, Inc. (S)	18,100	536,846
McKesson Corp.	25,080	1,982,574
UnitedHealth Group, Inc.	15,700	709,640
WellPoint, Inc.	17,900	1,249,241
		9,921,275

Hotels, restaurants, and leisure (1.4%)
Carnival Corp. (S)	17,500	671,300
Las Vegas Sands Corp. (NON)	8,400	354,648
McDonald's Corp.	30,030	2,284,983
Wyndham Worldwide Corp. (S)	14,000	445,340
		3,756,271

Household durables (0.2%)
Newell Rubbermaid, Inc.	28,760	550,179
		550,179

Household products (2.5%)
Colgate-Palmolive Co.	18,800	1,518,288
Energizer Holdings, Inc. (NON) (S)	7,500	533,700
Kimberly-Clark Corp. (S)	20,500	1,338,035
Procter & Gamble Co. (The)	57,750	3,557,400
		6,947,423

Independent power producers and energy traders (0.5%)
AES Corp. (The) (NON)	112,400	1,461,200
		1,461,200

Industrial conglomerates (2.5%)
General Electric Co.	215,320	4,317,166
Tyco International, Ltd.	58,300	2,610,091
		6,927,257

Insurance (3.8%)
ACE, Ltd.	29,820	1,929,354
Aflac, Inc.	9,500	501,408
Assurant, Inc.	24,700	951,197
Berkshire Hathaway, Inc. Class B (NON)	12,730	1,064,610
Hartford Financial Services Group, Inc. (The)	19,513	525,485
MBIA, Inc. (NON) (S)	22,609	226,994
MetLife, Inc.	30,248	1,352,993
Prudential Financial, Inc.	22,500	1,385,550
RenaissanceRe Holdings, Ltd.	8,600	593,314
Travelers Cos., Inc. (The) (S)	23,990	1,426,925
XL Group PLC	24,100	592,860
		10,550,690

Internet and catalog retail (0.2%)
Expedia, Inc. (S)	20,900	473,594
		473,594

Internet software and services (1.3%)
Google, Inc. Class A (NON)	6,156	3,608,709
		3,608,709

IT Services (4.0%)
Accenture PLC Class A	21,776	1,197,027
Alliance Data Systems Corp. (NON)	9,100	781,599
Booz Allen Hamilton Holding Corp. (NON)	12,465	224,495
Gartner, Inc. (NON)	18,793	783,104
IBM Corp.	39,920	6,509,754
Mastercard, Inc. Class A	2,100	528,612
Unisys Corp. (NON)	15,980	498,896
Western Union Co. (The)	26,500	550,405
		11,073,892

Leisure equipment and products (0.5%)
Hasbro, Inc. (S)	29,100	1,363,044
		1,363,044

Life sciences tools and services (0.5%)
Agilent Technologies, Inc. (NON) (S)	30,100	1,347,878
		1,347,878

Machinery (3.1%)
AGCO Corp. (NON)	10,000	549,700
Caterpillar, Inc.	5,200	579,020
CNH Global NV (Netherlands) (NON)	16,975	824,136
Deere & Co.	9,600	930,144
Eaton Corp.	15,000	831,600
Ingersoll-Rand PLC	32,300	1,560,413
Pall Corp.	5,800	334,138
Parker Hannifin Corp.	20,300	1,922,004
Timken Co.	17,200	899,560

		8,430,715

Media (4.1%)
CBS Corp. Class B	60,800	1,522,432
Comcast Corp. Class A	119,170	2,945,882
DIRECTV Class A (NON)	34,986	1,637,345
Interpublic Group of Companies, Inc. (The)	92,700	1,165,239
McGraw-Hill Cos., Inc. (The) (S)	17,700	697,380
Omnicom Group, Inc.	8,400	412,104
Time Warner Cable, Inc.	18,600	1,326,924
Time Warner, Inc.	26,600	949,620
Walt Disney Co. (The)	17,400	749,766
		11,406,692

Metals and mining (1.2%)
Alcoa, Inc. (S)	23,600	416,540
Freeport-McMoRan Copper & Gold, Inc. Class B (S)	34,100	1,894,255
Teck Resources Limited Class B (Canada)	8,800	466,576
Walter Energy, Inc. (S)	3,300	446,919
		3,224,290

Multiline retail (0.4%)
Target Corp.	24,000	1,200,240
		1,200,240

Multi-utilities (0.5%)
Ameren Corp.	47,972	1,346,574
		1,346,574

Oil, gas, and consumable fuels (11.1%)
Alpha Natural Resources, Inc. (NON) (S)	14,000	831,180
Apache Corp.	10,300	1,348,476
Chevron Corp.	66,340	7,126,906
Cimarex Energy Co.	8,900	1,025,636
ConocoPhillips	26,000	2,076,360
Devon Energy Corp.	14,900	1,367,373
Exxon Mobil Corp.	86,993	7,318,721
Linn Energy, LLC (Units)	16,054	624,982
Marathon Oil Corp.	37,000	1,972,470
Noble Energy, Inc. (S)	6,200	599,230
Occidental Petroleum Corp.	43,572	4,552,838
Plains Exploration & Production Co. (NON)	16,400	594,172
Scorpio Tankers, Inc. (Monaco) (NON)	35,445	365,792
Sunoco, Inc.	16,600	756,794
		30,560,930

Paper and forest products (0.3%)
International Paper Co.	15,300	461,754
MeadWestvaco Corp.	15,620	473,755
		935,509

Personal products (0.2%)
Estee Lauder Cos., Inc. (The) Class A (S)	4,500	433,620
		433,620

Pharmaceuticals (5.2%)
Abbott Laboratories	32,710	1,604,426
Johnson & Johnson	98,660	5,845,605
Novartis AG ADR (Switzerland) (S)	13,200	717,420
Pfizer, Inc.	290,101	5,891,951
Somaxon Pharmaceuticals, Inc. (NON) (S)	81,658	231,092
		14,290,494

Real estate investment trusts (REITs) (0.8%)
Campus Crest Communities, Inc. (R) (S)	31,969	378,193
CBL & Associates Properties, Inc. (R)	23,099	402,385
HCP, Inc. (R) (S)	14,964	567,734
Terreno Realty Corp. (NON)(R)	13,126	226,161
Weyerhaeuser Co. (R)	30,400	747,840
		2,322,313

Road and rail (1.3%)
Avis Budget Group, Inc. (NON)	30,800	551,628
CSX Corp. (S)	9,200	723,120
Kansas City Southern (NON)	7,000	381,150
Ryder System, Inc.	14,000	708,400
Union Pacific Corp.	11,600	1,140,628
		3,504,926

Semiconductors and semiconductor equipment (2.4%)
Altera Corp. (S)	14,300	629,486
Applied Materials, Inc.	45,200	706,024
First Solar, Inc. (NON) (S)	4,000	643,360
Intel Corp.	76,320	1,539,374
Novellus Systems, Inc. (NON)	22,500	835,425
Texas Instruments, Inc. (S)	65,100	2,249,856
		6,603,525

Software (4.2%)
Adobe Systems, Inc. (NON) (S)	17,900	593,564
Autodesk, Inc. (NON)	13,700	604,307
BMC Software, Inc. (NON)	15,500	770,970
CA, Inc.	57,900	1,400,022
Check Point Software Technologies, Ltd. (Israel) (NON)	9,200	469,660
Microsoft Corp.	141,450	3,587,172
Oracle Corp.	128,130	4,275,698
		11,701,393

Specialty retail (1.9%)
ANN, Inc. (NON)	29,600	861,656
Bed Bath & Beyond, Inc. (NON)	7,900	381,333
Best Buy Co., Inc.	25,900	743,848
Limited Brands, Inc. (S)	29,200	960,096
Lowe's Cos., Inc.	50,500	1,334,715
OfficeMax, Inc. (NON) (S)	39,400	509,836
Signet Jewelers, Ltd. (Bermuda) (NON)	12,300	566,046
		5,357,530

Textiles, apparel, and luxury goods (0.6%)
Coach, Inc.	13,700	712,948
Fossil, Inc. (NON) (S)	5,100	477,615
VF Corp.	4,100	403,973
		1,594,536

Tobacco (1.7%)
Philip Morris International, Inc.	72,180	4,737,173
		4,737,173

Total common stocks (cost $215,395,290)		$275,302,284

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
	Shares	Value

Unisys Corp. Ser. A, 6.25% cv. pfd.	2,904	$259,182

Total convertible preferred stocks (cost $290,400)		$259,182

PREFERRED STOCKS (--%)(a)
	Shares	Value

First Southern Bancorp 5.00% cum. pfd. (acquired
12/17/09, cost $34,000) (F)(RES)(NON)	34	$34,000

Total preferred stocks (cost $34,000)		$34,000

SHORT-TERM INVESTMENTS (12.7%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	34,883,497	$34,883,497
Putnam Money Market Liquidity Fund 0.13% (e)	286,169	286,169

Total short-term investments (cost $35,169,666)		$35,169,666

TOTAL INVESTMENTS

Total investments (cost $250,889,356) (b)		$310,765,132

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $276,347,305.

(b) The aggregate identified cost on a tax basis is $255,401,753, resulting in gross unrealized appreciation and depreciation of $58,950,213 and $3,586,834, respectively, or net unrealized appreciation of $55,363,379.

(NON) Non-income-producing security.

(RES) Restricted, excluding 144A securities, as to public resale. The total market value of restricted securities held at the close of the reporting period was $34,000, or less than 0.1% of net assets.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $33,943,599. The fund received cash collateral of $34,883,497 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $26 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $4,850,733 and $5,446,848, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$29,258,810	$--	$--

	Consumer staples	25,605,767	--	--

	Energy	37,068,731	--	--

	Financials	39,834,951	470,925	983,063

	Health care	31,828,091	--	--

	Industrials	30,450,892	--	--

	Information technology	54,958,559	--	--

	Materials	12,295,724	--	--

	Telecommunication services	6,841,156	--	--

	Utilities	5,705,615	--	--

Total common stocks		273,848,296	470,925	983,063

Convertible preferred stocks		--	259,182	--

Preferred stocks		--	--	34,000

Short-term investments		286,169	34,883,497	--

Totals by level		$274,134,465	$35,613,604	$1,017,063

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Money Market Fund
The fund's portfolio
3/31/11 (Unaudited)

ASSET-BACKED COMMERCIAL PAPER (21.3%)(a)
	Yield (%)	Maturity date	Principal amount	Value

Alpine Securitization	0.220	4/28/11	$3,000,000	$2,999,502
Alpine Securitization	0.220	4/25/11	1,300,000	1,299,809
Atlantic Asset Securitization Corp.	0.240	4/11/11	1,170,000	1,169,922
Atlantic Asset Securitization Corp.	0.230	4/18/11	804,000	803,913
Bryant Park Funding, LLC	0.240	4/5/11	1,200,000	1,199,968
Bryant Park Funding, LLC	0.220	4/12/11	3,000,000	2,999,798
Fairway Finance, LLC	0.270	4/12/11	1,000,000	999,918
Fairway Finance, LLC	0.250	4/5/11	1,312,000	1,311,964
Fairway Finance, LLC	0.220	5/13/11	2,000,000	1,999,487
Falcon Asset Securitization Co., LLC	0.240	4/26/11	1,500,000	1,499,750
Falcon Asset Securitization Co., LLC	0.240	4/4/11	1,200,000	1,199,976
Falcon Asset Securitization Co., LLC	0.220	5/9/11	780,000	779,819
Falcon Asset Securitization Co., LLC	0.210	4/12/11	675,000	674,957
FCAR Owner Trust I	0.260	5/4/11	4,000,000	3,999,047
Govco, Inc.	0.250	4/11/11	250,000	249,983
Govco, Inc.	0.230	4/8/11	1,200,000	1,199,946
Jupiter Securitization Co., LLC	0.260	4/5/11	350,000	349,990
Jupiter Securitization Co., LLC	0.210	4/13/11	3,500,000	3,499,755
Liberty Street Funding, LLC	0.280	5/23/11	2,000,000	1,999,191
Liberty Street Funding, LLC	0.220	4/18/11	2,000,000	1,999,792
Manhattan Asset Funding Co., LLC	0.300	4/1/11	800,000	800,000
Manhattan Asset Funding Co., LLC	0.270	5/10/11	1,400,000	1,399,591
Old Line Funding Corp.	0.249	4/15/11	1,865,000	1,864,820
Old Line Funding Corp.	0.230	4/14/11	673,000	672,944
Old Line Funding Corp.	0.220	4/11/11	2,000,000	1,999,878
Sheffield Receivables (United Kingdom)	0.230	5/10/11	750,000	749,813
Sheffield Receivables (United Kingdom)	0.210	4/21/11	2,000,000	1,999,767
Straight-A Funding, LLC	0.250	6/7/11	2,561,000	2,559,808
Straight-A Funding, LLC	0.250	5/9/11	2,800,000	2,799,261
Straight-A Funding, LLC	0.250	4/12/11	1,500,000	1,499,885
Straight-A Funding, LLC	0.250	4/6/11	1,700,000	1,699,941
Thunder Bay Funding, Inc.	0.250	4/11/11	350,000	349,976
Thunder Bay Funding, Inc.	0.200	4/19/11	3,750,000	3,749,625
Variable Funding Capital Co., LLC	0.230	6/3/11	600,000	599,759
Variable Funding Capital Co., LLC	0.230	5/25/11	3,700,000	3,698,724
Victory Receivables Corp.	0.270	5/6/11	2,084,000	2,083,453

Total asset-backed commercial paper (cost $60,763,732)				$60,763,732

REPURCHASE AGREEMENTS (21.0%)(a)
			Principal amount	Value

Interest in $115,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with BNP Paribas SA due
April 1, 2011 - maturity value of $6,000,033 for
an effective yield of 0.20% (collateralized by various
corporate bonds and notes with coupon rates ranging
from 5.50% to 11.00% and due dates ranging from
March 25, 2014 to June 1, 2043, valued at $120,750,001)			$6,000,000	$6,000,000
Interest in $190,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with BNP Paribas SA due
April 1, 2011 - maturity value of $5,000,022 for
an effective yield of 0.16% (collateralized by various
mortgage-backed securities with coupon rates ranging
from zero % to 6.04% and due dates ranging from
November 1, 2035 to February 1, 2041, valued
at $193,800,001)			5,000,000	5,000,000
Interest in $310,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with Citigroup Global
Markets, Inc. due April 1, 2011 - maturity value
of $9,000,048 for an effective yield of 0.19%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 2.059% to 6.50% and due
dates ranging from March 15, 2025 to January 15, 2041,
valued at $316,200,001)			9,000,000	9,000,000
Interest in $57,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with Deutsche Bank
Securities, Inc. due April 1, 2011 - maturity value
of $2,000,012 for an effective yield of 0.22%
(collateralized by various corporate bonds and notes
with coupon rates ranging from 5.375% to 5.75% and due
dates ranging from August 15, 2011 to
February 1, 2021, valued at $59,850,000)			2,000,000	2,000,000
Interest in $190,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with Deutsche Bank
Securities, Inc. due April 1, 2011 - maturity value
of $5,000,028 for an effective yield of 0.20%
(collateralized by various Federal National Mortgage
Association securities with coupon rates ranging from
5.00% to 7.00% and due dates ranging from
November 1, 2036 to December 1, 2038, valued
at $193,800,000)			5,000,000	5,000,000
Interest in $310,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with Goldman Sachs &
Co. due April 1, 2011 - maturity value of $10,000,042
for an effective yield of 0.15% (collateralized
by various mortgage-backed securities with coupon rates
ranging from 2.758% to 6.00% and due dates ranging
from June 1, 2019 to March 1, 2041, valued
at $316,200,001)			10,000,000	10,000,000
Interest in $81,500,000 joint tri-party repurchase

agreement dated March 31, 2011 with JPMorgan
Securities, Inc. due April 1, 2011 - maturity value
of $6,500,049 for an effective yield of 0.27%
(collateralized by various corporate bonds and notes
and various foreign government bonds and notes with
coupon rates ranging from 3.625% to 8.875% and due
dates ranging from November 20, 2013 to
October 15, 2039, valued at $85,578,649)				6,500,000	6,500,000
Interest in $125,000,000 joint tri-party repurchase
agreement dated March 31, 2011 with JPMorgan
Securities, Inc. due April 1, 2011 - maturity value
of $5,000,025 for an effective yield of 0.18%
(collateralized by various Federal National Mortgage
Association securities with coupon rates ranging from
zero % to 7.00% and due dates ranging from
August 1, 2024 to August 1, 2047, valued
at $127,500,609)				5,000,000	5,000,000
Interest in $374,656,000 joint tri-party repurchase
agreement dated March 31, 2011 with Merrill Lynch &
Co., Inc. due April 1, 2011 - maturity value
of $5,368,024 for an effective yield of 0.16%
(collateralized by various mortgage-backed securities
with coupon rates ranging from 1.518% to 6.50% and due
dates ranging from December 1, 2015 to March 20, 2061,
valued at $382,149,120)				5,368,000	5,368,000
Interest in $6,000,000 tri-party term repurchase
agreement dated February 4, 2011 with Merrill Lynch &
Co., Inc. due November 4, 2011, 0.29% FRN
(collateralized by corporate bonds and notes with
a coupon rate of 5.50% and a due date of June 14, 2012,
valued at $6,300,001) (TR)				6,000,000	6,000,000

Total repurchase agreements (cost $59,868,000)					$59,868,000

MUNICIPAL BONDS AND NOTES (13.3%)(a)
	Yield (%)	Maturity date	Rating(RAT)	Principal amount	Value

California (0.4%)
California Educational Facilities Authority Commercial
Paper (Stanford University), Ser. STAN	0.250	5/20/11	P-1	$1,000,000	$1,000,000
					1,000,000

Connecticut (1.2%)
Yale University Commercial Paper	0.220	5/3/11	P-1	1,000,000	999,804
Yale University Commercial Paper	0.200	6/1/11	P-1	2,500,000	2,499,153
					3,498,957

Illinois (0.2%)
Chicago, Waste Water Transmission VRDN, Ser. C-3 (M)	0.220	1/1/39	VMIG1	500,000	500,000
					500,000

Indiana (0.4%)
Indiana State Finance Authority VRDN, Ser. A-2 (M)	0.210	2/1/37	VMIG1	1,200,000	1,200,000
					1,200,000

Maryland (1.4%)
Johns Hopkins University Commercial Paper, Ser. A	0.270	5/2/11	P-1	1,475,000	1,475,000
Johns Hopkins University Commercial Paper, Ser. A	0.260	6/1/11	P-1	750,000	750,000
Johns Hopkins University Commercial Paper, Ser. A	0.260	5/6/11	P-1	1,914,000	1,914,000
					4,139,000

Massachusetts (2.7%)
Harvard University Commercial Paper	0.210	6/15/11	P-1	500,000	499,781
Massachusetts State RAN, Ser. C (k)	2.000	6/23/11	MIG1	2,100,000	2,108,333
Massachusetts State G.O. Notes, Ser. B (k)	2.000	5/26/11	MIG1	2,100,000	2,105,520
Massachusetts Health & Educational Facilities
Authority Commercial Paper (Harvard University), Ser.
EE	0.250	6/1/11	P-1	3,000,000	3,000,000
					7,713,634

Missouri (0.5%)
Missouri State Health & Educational Facilities
Authority Educational Facilities VRDN (Washington
University (The)), Ser. D (M)	0.200	9/1/30	VMIG1	1,500,000	1,500,000
					1,500,000

Montana (0.4%)
Montana Facility Finance Authority VRDN (Sisters
of Charity), Ser. A (M)	0.230	12/1/25	VMIG1	1,100,000	1,100,000
					1,100,000

Nevada (0.9%)
Reno, Sales Tax VRDN (Reno) (M)	0.220	6/1/42	VMIG1	2,670,000	2,670,000
					2,670,000

Texas (2.9%)
Board of Regents of Texas Technical University Revenue
Financing System Commercial Paper, Ser. A	0.270	6/1/11	P-1	1,100,000	1,100,000
Denton, Independent School District VRDN, Ser. 05-A (M)	0.250	8/1/35	VMIG1	5,250,000	5,250,000

Houston, Independent School District VRDN
(Schoolhouse), PSFG (M)	0.230	6/15/31	VMIG1	855,000	855,000
University of Texas System Board of Regents Revenue
Financing System Commercial Paper, Ser. A	0.270	6/1/11	P-1	1,150,000	1,150,000
					8,355,000

Utah (0.3%)
Murray City, Hospital VRDN (IHC Health Services,
Inc.), Ser. B (M)	0.220	5/15/37	VMIG1	785,000	785,000
					785,000

Virginia (1.4%)
Regents of University of Virginia Commercial Paper,
Ser. 03-A	0.280	6/6/11	P-1	2,165,000	2,165,000
Regents of University of Virginia Commercial Paper,
Ser. 03-A	0.280	6/2/11	P-1	1,000,000	1,000,000
Regents of University of Virginia Commercial Paper,
Ser. 03-A	0.250	6/2/11	P-1	800,000	800,000
					3,965,000

Wisconsin (0.6%)
University of Wisconsin Hospitals & Clinics Authority
VRDN, Ser. B (M)	0.220	4/1/34	VMIG1	1,600,000	1,600,000
					1,600,000

Total municipal bonds and notes (cost $38,026,591)					$38,026,591

SHORT-TERM INVESTMENT FUND (9.8%)(a)
				Shares	Value

Putnam Money Market Liquidity Fund 0.13% (e)				28,000,188	$28,000,188

Total short-term investment fund (cost $28,000,188)					$28,000,188

COMMERCIAL PAPER (9.3%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Barclays Bank, PLC	0.310	5/12/11		$3,000,000	$2,998,941
Barclays Bank, PLC 144A Ser. 10-1	0.310	5/4/11		1,530,000	1,529,565
Canadian Imperial Bank of Commerce/New York	0.220	5/10/11		3,000,000	2,999,285
Commonwealth Bank of Australia 144A (Australia)	0.260	6/15/11		800,000	799,567
Danske Corp. 144A Ser. A	0.260	4/26/11		1,250,000	1,249,774
DnB NOR Bank ASA (Norway)	0.270	6/10/11		350,000	349,816
DnB NOR Bank ASA (Norway)	0.265	6/30/11		1,800,000	1,798,808
General Electric Capital Services	0.240	5/24/11		4,500,000	4,498,410
HSBC USA, Inc.	0.250	5/2/11		1,400,000	1,399,699
HSBC USA, Inc.	0.220	6/30/11		2,900,000	2,898,405
Nationwide Building Society (United Kingdom)	0.270	5/27/11		1,400,000	1,399,412
Nordea North America, Inc. (Sweden)	0.285	4/7/11		800,000	799,962
Svenska Handelsbanken/New York, NY	0.290	4/8/11		200,000	199,989
Toronto Dominion Holdings (USA) 144A (Canada)	0.200	4/29/11		800,000	799,876
UBS Finance Delaware, LLC	0.230	5/6/11		1,400,000	1,399,687
Westpac Banking Corp./NY (Australia)	0.240	4/8/11		1,400,000	1,399,935

Total commercial paper (cost $26,521,131)					$26,521,131

CORPORATE BONDS AND NOTES (7.3%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

Commonwealth Bank of Australia 144A sr. unsec. notes
FRN (Australia)	0.374	6/28/11		$3,600,000	$3,600,000
JPMorgan Chase Bank, NA sr. notes FRN	0.254	6/21/11		4,600,000	4,600,000
Nordea Bank AB 144A FRN (Sweden)	0.414	6/20/11		3,800,000	3,800,000
Rabobank Nederland 144A sr. unsec. unsub. notes FRN
(Netherlands)	0.384	6/16/11		2,000,000	2,000,000
Royal Bank of Canada 144A sr. unsec. notes FRN
(Canada) (M)	0.695	5/15/14		3,925,000	3,925,873
Westpac Banking Corp. sr. unsec. notes FRN, MTN
(Australia)	0.374	5/27/11		500,000	500,000
Westpac Banking Corp. 144A sr. unsec. notes FRN
(Australia)	0.340	7/1/11		2,400,000	2,400,000
Total corporate bonds and notes (cost $20,825,873)					$20,825,873

CERTIFICATES OF DEPOSIT (6.5%)(a)
	Interest rate (%)	Maturity date		Principal amount	Value

DnB NOR Bank ASA (Norway)	0.245	4/1/11		$2,500,000	$2,500,000
Lloyds TSB Bank PLC/New York, NY FRN (United Kingdom)	1.260	5/6/11		2,400,000	2,400,000
National Australia Bank, Ltd. (Australia)	0.260	5/2/11		4,400,000	4,400,038
Natixis/New York, NY FRN (France)	0.314	7/1/11		1,440,000	1,440,000
Svenska Handelsbanken/New York, NY	0.300	6/17/11		4,200,000	4,200,000
Toronto-Dominion Bank/London (United Kingdom)	0.260	5/11/11		3,500,000	3,500,000

Total certificates of deposit (cost $18,440,038)					$18,440,038

U.S. GOVERNMENT AGENCY OBLIGATIONS (6.0%)(a)
	Yield (%)	Maturity date		Principal amount	Value

Federal Home Loan Bank discount notes	0.180	9/12/11		$1,000,000	$999,180
Federal Home Loan Mortgage Corp. discount notes	0.150	7/27/11		800,000	799,610
Federal Home Loan Mortgage Corp. discount notes	0.150	7/6/11		2,780,000	2,778,888
Federal Home Loan Mortgage Corp. discount notes, Ser.
RB	0.180	9/15/11		600,000	599,499
Federal National Mortgage Association discount notes	0.180	5/4/11		500,000	499,918
Federal National Mortgage Association discount notes	0.180	4/20/11		1,000,000	999,905
Federal National Mortgage Association discount notes	0.175	4/13/11		2,000,000	1,999,883
Federal National Mortgage Association discount notes	0.150	7/20/11		2,775,000	2,773,728

General Electric Capital Corp. FDIC guaranteed notes
FRN, MTN, Ser. G	1.240	12/9/11	1,403,000	1,412,702
General Electric Capital Corp. FDIC guaranteed notes,
MTN Ser. G (k)	3.000	12/9/11	1,316,000	1,340,924
Wells Fargo & Co. FDIC guaranteed notes (k)	3.000	12/9/11	3,000,000	3,056,423

Total U.S. government agency obligations (cost $17,260,660)				$17,260,660

U.S. TREASURY OBLIGATIONS (4.3%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

U.S. Treasury Notes	1.125	1/15/12	$6,000,000	$6,038,101
U.S. Treasury Notes	1.000	10/31/11	3,200,000	3,214,107
U.S. Treasury Notes	0.750	11/30/11	3,000,000	3,009,664

Total U.S. treasury obligations (cost $12,261,872)				$12,261,872

TIME DEPOSITS (1.2%)(a)
	Interest rate (%)	Maturity date	Principal amount	Value

Credit Agricole Corporate & Investment Bank (France)	0.130	4/1/11	$3,500,000	$3,500,000

Total time deposits (cost $3,500,000)				$3,500,000

TOTAL INVESTMENTS

Total investments (cost $285,468,085) (b)				$285,468,085

Key to holding's abbreviations

FDIC Guaranteed	Federal Deposit Insurance Corp. Guaranteed
FRN	Floating Rate Notes
G.O. Notes	General Obligation Notes
MTN	Medium Term Notes
PSFG	Permanent School Funding Guaranteed
RAN	Revenue Anticipation Notes
VRDN	Variable Rate Demand Notes

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $285,496,704.

(RAT) The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. The rating of an insured security represents what is believed to be the most recent rating of the insurer's claims-paying ability available at the close of the reporting period and does not reflect any subsequent changes. Security ratings are defined in the Statement of Additional Information.

(b) The aggregate identified cost on a financial reporting and tax basis is the same.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $353 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $28,000,188 and no monies, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(k) The rates shown are the current interest rates at the close of the reporting period.

(M) The security's effective maturity date is less than one year.

(TR) Maturity value of term repurchase agreements will equal the principal amount of the repurchase agreement plus interest.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

The rates shown on FRN and VRDN are the current interest rates at the close of the reporting period.

The dates shown on debt obligations are the original maturity dates.

DIVERSIFICATION BY COUNTRY

Distribution of investments by country of risk at the close of the reporting period (as a percentage of Portfolio Value):

United States	84.6
Australia	4.6
United Kingdom	3.5
France	1.7
Canada	1.7
Norway	1.6
Sweden	1.6
Netherlands	0.7

Total	100.0%

Security valuation: The valuation of the fund’s portfolio instruments is determined by means of the amortized cost method (which approximates market value) as set forth in Rule 2a-7 under the Investment Company Act of 1940. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity and is generally categorized as a Level 2 security.

Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Asset-backed commercial paper	$--	$60,763,732	$--

Certificates of deposit	--	18,440,038	--

Commercial paper	--	26,521,131	--

Corporate bonds and notes	--	20,825,873	--

Municipal bonds and notes	--	38,026,591	--

Repurchase agreements	--	59,868,000	--

Short-term investment fund	28,000,188	--	--

Time deposits	--	3,500,000	--

U.S. Government agency obligations	--	17,260,660	--

U.S. Treasury obligations	--	12,261,872	--

Totals by level	$28,000,188	$257,467,897	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Multi-Cap Growth Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (99.0%)(a)
	Shares	Value

Aerospace and defense (4.6%)
Goodrich Corp.	63,300	$5,414,049
Honeywell International, Inc.	87,600	5,230,596
Huntington Ingalls Industries, Inc. (NON)	3,866	160,439
L-3 Communications Holdings, Inc.	20,400	1,597,524
MTU Aero Engines Holding AG (Germany)	40,487	2,751,067
Northrop Grumman Corp.	35,300	2,213,663
Precision Castparts Corp. (S)	62,512	9,200,516
TransDigm Group, Inc. (NON) (S)	45,900	3,847,797
United Technologies Corp.	75,400	6,382,610
		36,798,261

Air freight and logistics (0.6%)
United Parcel Service, Inc. Class B (S)	67,100	4,986,872
		4,986,872

Airlines (0.2%)
Delta Air Lines, Inc. (NON)	205,900	2,017,820
		2,017,820

Auto components (0.9%)
Autoliv, Inc. (Sweden) (S)	45,100	3,347,773
Lear Corp.	85,000	4,153,950
		7,501,723

Automobiles (0.6%)
Ford Motor Co. (NON) (S)	300,400	4,478,964
		4,478,964

Beverages (1.3%)
Coca-Cola Co. (The)	50,000	3,317,500
Coca-Cola Enterprises, Inc.	221,300	6,041,490
Hansen Natural Corp. (NON)	15,300	921,519
		10,280,509

Biotechnology (2.1%)
Alexion Pharmaceuticals, Inc. (NON) (S)	28,200	2,782,776
Amarin Corp. PLC ADR (United Kingdom) (NON) (S)	64,000	467,200
Amylin Pharmaceuticals, Inc. (NON)	70,600	802,722
BioMarin Pharmaceuticals, Inc. (NON) (S)	88,600	2,226,518
Celgene Corp. (NON)	61,400	3,532,342
Cubist Pharmaceuticals, Inc. (NON)	35,983	908,211
Dendreon Corp. (NON) (S)	90,836	3,399,991
Human Genome Sciences, Inc. (NON) (S)	103,304	2,835,695
		16,955,455

Building products (0.5%)
Masco Corp.	178,790	2,488,757
Owens Corning, Inc. (NON)	47,800	1,720,322
		4,209,079

Capital markets (1.4%)
Apollo Global Management, LLC Class A (NON) (FWC)	69,627	1,253,286
Goldman Sachs Group, Inc. (The)	10,000	1,584,700
Invesco, Ltd.	131,500	3,361,140
LPL Investment Holdings, Inc. (NON)	35,697	1,278,310
State Street Corp.	93,400	4,197,396
		11,674,832

Chemicals (4.1%)
Agrium, Inc. (Canada)	44,869	4,139,614
Albemarle Corp.	75,100	4,488,727
Celanese Corp. Ser. A	124,273	5,513,993
CF Industries Holdings, Inc.	24,400	3,337,676
Cytec Industries, Inc. (S)	42,700	2,321,599
Huabao International Holdings, Ltd. (China)	971,000	1,492,886
Huntsman Corp.	254,446	4,422,271
LyondellBasell Industries NV Class A (Netherlands)
(NON)	184,041	7,278,822
		32,995,588

Commercial banks (1.5%)
PNC Financial Services Group, Inc.	104,200	6,563,558
SunTrust Banks, Inc.	41,189	1,187,891
SVB Financial Group (NON) (S)	69,500	3,956,635
		11,708,084

Communications equipment (4.6%)
ADTRAN, Inc.	144,800	6,148,208
Aruba Networks, Inc. (NON) (S)	62,700	2,121,768
Cisco Systems, Inc. (NON)	339,419	5,821,036
Polycom, Inc. (NON)	151,759	7,868,704
Qualcomm, Inc.	262,500	14,392,875
RADWARE, Ltd. (Israel) (NON) (S)	21,700	769,048
		37,121,639

Computers and peripherals (8.0%)
Apple, Inc. (NON)	100,577	35,046,056
EMC Corp. (NON)	256,800	6,818,040
Hewlett-Packard Co.	357,167	14,633,132
SanDisk Corp. (NON)	151,611	6,987,751
Seagate Technology (NON)	74,100	1,067,040
		64,552,019

Construction and engineering (0.2%)
Shaw Group, Inc. (NON)	46,500	1,646,565
		1,646,565

Consumer finance (0.2%)
Green Dot Corp. Class A (NON) (S)	37,889	1,625,817
		1,625,817

Diversified financial services (1.9%)
CME Group, Inc.	18,200	5,488,210
IntercontinentalExchange, Inc. (NON)	23,600	2,915,544
JPMorgan Chase & Co.	147,000	6,776,700
		15,180,454

Diversified telecommunication services (0.2%)
Iridium Communications, Inc. (NON)	217,572	1,734,049
		1,734,049

Electrical equipment (0.7%)
Emerson Electric Co.	40,100	2,343,043
GrafTech International, Ltd. (NON)	174,600	3,601,998
		5,945,041

Electronic equipment, instruments, and components (1.2%)
Elster Group SE ADR (Germany) (NON)	91,678	1,489,768
Jabil Circuit, Inc. (S)	198,900	4,063,527
TE Connectivity, Ltd. (Switzerland)	46,100	1,605,202
Trimble Navigation, Ltd. (NON) (S)	47,200	2,385,488
		9,543,985

Energy equipment and services (3.5%)
Dril-Quip, Inc. (NON) (S)	27,165	2,146,850
National Oilwell Varco, Inc.	117,500	9,314,225
Oil States International, Inc. (NON)	74,919	5,704,333
Schlumberger, Ltd.	93,200	8,691,832
Technip SA (France)	19,181	2,049,682
		27,906,922

Food and staples retail (0.4%)
Costco Wholesale Corp. (S)	39,100	2,866,812
		2,866,812

Food products (0.1%)
Corn Products International, Inc.	19,500	1,010,490
		1,010,490

Health-care equipment and supplies (3.5%)
Baxter International, Inc.	174,076	9,360,067
Covidien PLC (Ireland)	195,000	10,128,300
Medtronic, Inc.	50,765	1,997,603
St. Jude Medical, Inc. (NON)	106,250	5,446,375
Stryker Corp.	26,400	1,605,120
		28,537,465

Health-care providers and services (4.6%)
Aetna, Inc.	224,300	8,395,549
CIGNA Corp.	84,600	3,746,088
Express Scripts, Inc. (NON)	109,600	6,094,856
HealthSouth Corp. (NON) (S)	239,300	5,977,714
Lincare Holdings, Inc. (S)	103,850	3,080,191
McKesson Corp.	48,200	3,810,210
Quest Diagnostics, Inc.	100,527	5,802,418
		36,907,026

Health-care technology (0.5%)
Cerner Corp. (NON)	12,700	1,412,240
SXC Health Solutions Corp. (Canada) (NON)	50,300	2,756,440

		4,168,680

Hotels, restaurants, and leisure (1.8%)
Carnival Corp.	52,900	2,029,244
Las Vegas Sands Corp. (NON)	106,092	4,479,204
Panera Bread Co. Class A (NON)	13,978	1,775,206
Starbucks Corp.	106,000	3,916,700
Wyndham Worldwide Corp.	66,233	2,106,872
		14,307,226

Household durables (0.7%)
Fortune Brands, Inc.	39,914	2,470,277
Newell Rubbermaid, Inc.	164,200	3,141,146
		5,611,423

Household products (1.3%)
Colgate-Palmolive Co.	79,900	6,452,724
Procter & Gamble Co. (The)	64,600	3,979,360
		10,432,084

Independent power producers and energy traders (0.7%)
AES Corp. (The) (NON)	457,600	5,948,800
		5,948,800

Industrial conglomerates (0.3%)
General Electric Co.	140,800	2,823,040
		2,823,040

Insurance (2.2%)
Aflac, Inc.	153,100	8,080,618
AON Corp.	13,393	709,293
Assurant, Inc.	48,435	1,865,232
Assured Guaranty, Ltd. (Bermuda)	52,800	786,720
Hartford Financial Services Group, Inc. (The)	246,900	6,649,017
		18,090,880

Internet and catalog retail (2.2%)
Amazon.com, Inc. (NON)	52,900	9,528,877
Priceline.com, Inc. (NON)	16,885	8,551,239
		18,080,116

Internet software and services (3.6%)
Baidu, Inc. ADR (China) (NON)	33,557	4,624,490
Google, Inc. Class A (NON)	26,630	15,610,773
VeriSign, Inc. (S)	108,600	3,932,406
WebMD Health Corp. (NON) (S)	87,200	4,658,224
		28,825,893

IT Services (2.1%)
Accenture PLC Class A	15,400	846,538
Cognizant Technology Solutions Corp. (NON)	56,300	4,582,820
Mastercard, Inc. Class A	25,000	6,293,000
Unisys Corp. (NON)	64,680	2,019,310
Western Union Co. (The)	150,300	3,121,731
		16,863,399

Leisure equipment and products (0.5%)
Hasbro, Inc.	94,000	4,402,960
		4,402,960

Life sciences tools and services (2.3%)
Agilent Technologies, Inc. (NON) (S)	96,000	4,298,880
Bruker Corp. (NON)	191,590	3,994,652
Sequenom, Inc. (NON) (S)	38,833	245,813
Thermo Fisher Scientific, Inc. (NON)	179,700	9,982,335
		18,521,680

Machinery (5.0%)
AGCO Corp. (NON)	75,400	4,144,738
Cummins, Inc.	43,500	4,768,470
Eaton Corp.	126,866	7,033,451
Ingersoll-Rand PLC	126,000	6,087,060
Lincoln Electric Holdings, Inc.	37,586	2,853,529
Lonking Holdings, Ltd. (China)	2,009,000	1,412,679
Parker Hannifin Corp.	97,834	9,262,923
Timken Co.	94,197	4,926,503
		40,489,353

Media (2.8%)
DIRECTV Class A (NON)	122,500	5,733,000
Interpublic Group of Companies, Inc. (The)	531,000	6,674,670
Time Warner, Inc.	150,900	5,387,130
Walt Disney Co. (The)	114,800	4,946,732
		22,741,532

Metals and mining (2.1%)
Carpenter Technology Corp. (S)	28,000	1,195,880
Cliffs Natural Resources, Inc. (S)	38,087	3,743,190
Freeport-McMoRan Copper & Gold, Inc. Class B	88,800	4,932,840
Teck Resources Limited Class B (Canada)	60,300	3,197,106
Walter Energy, Inc. (S)	25,975	3,517,794
		16,586,810

Multiline retail (1.4%)
Kohl's Corp. (S)	131,900	6,995,976
Nordstrom, Inc. (S)	95,652	4,292,862
		11,288,838

Office electronics (0.3%)
Xerox Corp.	231,982	2,470,608
		2,470,608

Oil, gas, and consumable fuels (4.4%)
Alpha Natural Resources, Inc. (NON) (S)	131,000	7,777,470
Brigham Exploration Co. (NON) (S)	75,083	2,791,586
CONSOL Energy, Inc.	22,800	1,222,764
Linn Energy, LLC (Units)	126,583	4,927,876
Nexen, Inc. (Canada)	111,300	2,777,042
Noble Energy, Inc.	29,000	2,802,850
Occidental Petroleum Corp.	83,400	8,714,466
QEP Resources, Inc.	81,600	3,308,064
Warren Resources, Inc. (NON)	209,210	1,064,879
		35,386,997

Personal products (0.4%)
Estee Lauder Cos., Inc. (The) Class A (S)	33,600	3,237,696
		3,237,696

Pharmaceuticals (0.7%)
Elan Corp. PLC ADR (Ireland) (NON) (S)	183,120	1,259,866
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	83,400	4,184,178
		5,444,044

Real estate management and development (0.9%)
CB Richard Ellis Group, Inc. Class A (NON) (S)	273,400	7,299,780
		7,299,780

Road and rail (1.6%)
Hertz Global Holdings, Inc. (NON)	196,700	3,074,421
Kansas City Southern (NON)	106,241	5,784,822
Swift Transporation Co. (NON)	277,047	4,072,591
		12,931,834

Semiconductors and semiconductor equipment (3.1%)
First Solar, Inc. (NON) (S)	32,476	5,223,440
Intel Corp.	81,507	1,643,996
KLA-Tencor Corp. (S)	81,800	3,874,866
Marvell Technology Group, Ltd. (NON)	335,300	5,213,915
Novellus Systems, Inc. (NON)	87,000	3,230,310
Texas Instruments, Inc.	158,400	5,474,304
		24,660,831

Software (6.1%)
Adobe Systems, Inc. (NON) (S)	97,800	3,243,048
BMC Software, Inc. (NON)	146,300	7,276,962
Check Point Software Technologies, Ltd. (Israel) (NON)	78,300	3,997,215
Microsoft Corp.	160,667	4,074,515
Nintendo Co., Ltd. (Japan)	4,300	1,162,987
Oracle Corp.	383,750	12,805,738
Quest Software, Inc. (NON)	55,100	1,398,989
Red Hat, Inc. (NON)	65,051	2,952,665
Salesforce.com, Inc. (NON) (S)	52,104	6,960,052
Synchronoss Technologies, Inc. (NON) (S)	47,900	1,664,525
Synopsys, Inc. (NON) (S)	59,200	1,636,880
VMware, Inc. Class A (NON)	29,550	2,409,507
		49,583,083

Specialty retail (1.7%)
Bed Bath & Beyond, Inc. (NON)	71,898	3,470,516
Dick's Sporting Goods, Inc. (NON)	79,200	3,166,416
Office Depot, Inc. (NON)	137,600	637,088
Signet Jewelers, Ltd. (Bermuda) (NON)	18,900	869,778
TJX Cos., Inc. (The)	49,202	2,446,815
Urban Outfitters, Inc. (NON) (S)	101,000	3,012,830
		13,603,443

Textiles, apparel, and luxury goods (1.4%)
Coach, Inc.	42,300	2,201,292
Hanesbrands, Inc. (NON) (S)	102,900	2,782,416
Iconix Brand Group, Inc. (NON) (S)	169,000	3,630,120
Steven Madden, Ltd. (NON)	57,891	2,716,825

				11,330,653

Tobacco (1.1%)
Philip Morris International, Inc.			135,140	8,869,238
				8,869,238

Trading companies and distributors (0.1%)
WESCO International, Inc. (NON) (S)			16,302	1,018,875
				1,018,875

Wireless telecommunication services (0.8%)
American Tower Corp. Class A (NON)			34,523	1,788,982
NII Holdings, Inc. (NON)			105,500	4,396,185
				6,185,167

Total common stocks (cost $625,099,963)				$799,390,434

WARRANTS (0.3%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Citigroup, Inc.	1/04/19	$10.61	359,195	$330,495
Hartford Financial Services Group, Inc. (The) (W)	6/26/19	9.79	38,700	709,758
JPMorgan Chase & Co. (W)	10/28/18	42.42	76,800	1,288,704

Total warrants (cost $1,857,304)				$2,328,957

PURCHASED OPTIONS OUTSTANDING (0.1%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Honeywell International, Inc. (Call)	Apr-11/$60.00		707,305	$618,524
JPMorgan Chase & Co. (Call)	Jan-12/45.00		113,714	518,040

Total purchased options outstanding (cost $901,801)				$1,136,564

SHORT-TERM INVESTMENTS (14.6%)(a)
		Principal amount/shares		Value

U.S. Treasury Bills for effective yields from 0.20% to
0.22%, November 17, 2011 (SEGSF)			$621,000	$620,365
U.S. Treasury Bills for effective yields from 0.23% to
0.24%, October 20, 2011			389,000	388,561
Putnam Cash Collateral Pool, LLC 0.19% (d)			107,645,794	107,645,794
Putnam Money Market Liquidity Fund 0.13% (e)			8,839,901	8,839,901

Total short-term investments (cost $117,494,338)				$117,494,621

TOTAL INVESTMENTS

Total investments (cost $745,353,406)(b)				$920,350,576

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $6,873,968) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

UBS AG
	Euro	Sell	4/20/11	$7,085,764	$6,873,968	$(211,796)

Total						$(211,796)

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $176,826) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Honeywell International, Inc. (Call)	707,305	Apr-11/$62.50	$103,585

Total			$103,585

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	17,916	$--	9/26/11	(1 month USD-	A basket	$57,981
				LIBOR-BBA plus	(GSCBPBNK)
				35 bp)	of common stocks

baskets	13,413	--	9/14/11	(1 month USD-	A basket	122,464
				LIBOR-BBA plus 60	(GSGLPMIN)
				bp)	of common stocks

Total						$180,445

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $807,487,158.

(b) The aggregate identified cost on a tax basis is $747,462,685, resulting in gross unrealized appreciation and depreciation of $183,332,148 and $10,444,257, respectively, or net unrealized appreciation of $172,887,891.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(FWC) Forward commitments, in part or in entirety.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $105,031,681. The fund received cash collateral of $107,645,794 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $4,905 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $43,350,184 and $48,418,072, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $45,483,835 to cover certain derivatives contracts.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management, does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to enhance the return on securities owned.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 600,000 on purchased options contracts for the reporting period. The fund had an average contract amount of approximately 500,000 on written options contracts for the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. Outstanding contracts on forward currency contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $786,613 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $211,796 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $189,753.

Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$113,346,878	$--	$--

Consumer staples	36,696,829	--	--

Energy	63,293,919	--	--

Financials	65,579,847	--	--

Health care	110,534,350	--	--

Industrials	112,866,740	--	--

Information technology	233,621,457	--	--

Materials	49,582,398	--	--

Telecommunication services	7,919,216	--	--

Utilities	5,948,800	--	--

Total common stocks	799,390,434	--	--

Purchased options outstanding	--	1,136,564	--

Warrants	2,328,957	--	--

Short-term investments	8,839,901	108,654,720	--

Totals by level	$810,559,292	$109,791,284	$--

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$--	$(211,796)	$--

Written options	--	(103,585)	--

Total return swap contracts	--	180,445	--

Totals by level	$--	$(134,936)	$--

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$--	$211,796

Equity contracts	3,645,966	103,585

Total	$3,645,966	$315,381

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Multi-Cap Value Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (96.4%)(a)
	Shares	Value

Aerospace and defense (1.2%)
BE Aerospace, Inc. (NON)	7,910	$281,042
Embraer SA ADR (Brazil)	7,070	238,259
		519,301

Airlines (0.3%)
United Continental Holdings, Inc. (NON)	5,600	128,744
		128,744

Auto components (0.6%)
Autoliv, Inc. (Sweden)	3,380	250,897
		250,897

Automobiles (0.5%)
Ford Motor Co. (NON)	15,040	224,246
		224,246

Beverages (1.3%)
Coca-Cola Enterprises, Inc.	20,650	563,745
		563,745

Biotechnology (0.4%)
Amarin Corp. PLC ADR (United Kingdom) (NON) (S)	24,840	181,332
		181,332

Building products (0.8%)
USG Corp. (NON) (S)	21,040	350,526
		350,526

Capital markets (1.9%)
Ameriprise Financial, Inc.	9,418	575,251
Legg Mason, Inc.	7,640	275,728
		850,979

Chemicals (1.1%)
Huntsman Corp.	24,790	430,850
LyondellBasell Industries NV Class A (Netherlands)
(NON)	1,359	53,748
		484,598

Commercial banks (6.3%)
Bancorp, Inc. (NON)	52,480	484,390
Bond Street Holdings, LLC 144A Class A (F)(NON)	1,103	22,612
Comerica, Inc.	5,600	205,632
First Horizon National Corp.	29,560	331,368
Huntington Bancshares, Inc.	61,910	411,082
Popular, Inc. (Puerto Rico) (NON)	41,570	120,969
SunTrust Banks, Inc.	18,910	545,364
SVB Financial Group (NON) (S)	9,300	529,449
Webster Financial Corp. (S)	5,740	123,008
		2,773,874

Commercial services and supplies (0.8%)
Healthcare Services Group, Inc.	20,965	368,565
		368,565

Communications equipment (3.0%)
ARRIS Group, Inc. (NON)	14,470	184,348
Polycom, Inc. (NON)	5,470	283,620
Sycamore Networks, Inc.	10,700	261,401
Qualcomm, Inc.	7,310	400,807
Tellabs, Inc.	37,050	194,142
		1,324,318

Computers and peripherals (3.6%)
SanDisk Corp. (NON)	7,650	352,589
Hewlett-Packard Co.	30,470	1,248,356
		1,600,945

Consumer finance (0.5%)
Discover Financial Services	9,130	220,216
		220,216

Containers and packaging (2.3%)

Silgan Holdings, Inc.	26,920	1,026,729
		1,026,729

Diversified consumer services (0.8%)
Apollo Group, Inc. Class A (NON)	6,150	256,517
Career Education Corp. (NON)	4,790	108,829
		365,346

Diversified financial services (3.6%)
JPMorgan Chase & Co.	26,420	1,217,962
Bank of America Corp.	28,450	379,239
		1,597,201

Electric utilities (0.9%)
Great Plains Energy, Inc.	20,020	400,800
		400,800

Electrical equipment (1.0%)
AMETEK, Inc.	10,195	447,255
		447,255

Energy equipment and services (2.8%)
Helix Energy Solutions Group, Inc. (NON) (S)	18,380	316,136
National Oilwell Varco, Inc.	11,740	930,630
		1,246,766

Food and staples retail (0.4%)
SUPERVALU, Inc. (S)	17,670	157,793
		157,793

Food products (1.8%)
Mead Johnson Nutrition Co. Class A	13,850	802,331
		802,331

Gas utilities (0.4%)
National Fuel Gas Co.	2,210	163,540
		163,540

Health-care equipment and supplies (5.0%)
Baxter International, Inc.	2,100	112,917
Boston Scientific Corp. (NON)	63,210	454,480
China Medical Technologies, Inc. ADR (China) (NON) (S)	13,520	157,373
Cooper Companies, Inc. (The)	3,990	277,106
Covidien PLC (Ireland) (S)	13,086	679,687
Merit Medical Systems, Inc. (NON)	13,656	267,931
St. Jude Medical, Inc. (NON)	5,120	262,451
		2,211,945

Health-care providers and services (8.8%)
Aetna, Inc.	13,540	506,802
AmerisourceBergen Corp.	10,860	429,622
Coventry Health Care, Inc. (NON)	18,640	594,430
Humana, Inc. (NON)	5,750	402,155
PSS World Medical, Inc. (NON)	5,070	137,651
Lincare Holdings, Inc. (S)	23,595	699,828
Mednax, Inc. (NON)	9,100	606,151
Quest Diagnostics, Inc.	5,900	340,548
Sunrise Senior Living, Inc. (NON)	17,320	206,628
		3,923,815

Hotels, restaurants, and leisure (0.6%)
Domino's Pizza, Inc. (NON)	14,680	270,552
		270,552

Household durables (1.5%)
Newell Rubbermaid, Inc.	22,116	423,079
NVR, Inc. (NON)	340	257,040
		680,119

Household products (2.1%)
Church & Dwight Co., Inc.	10,430	827,516
Spectrum Brands Holdings, Inc. (NON)	4,350	120,756
		948,272

Industrial conglomerates (1.1%)
Tyco International, Ltd.	10,790	483,068
		483,068

Insurance (7.1%)
Aflac, Inc.	8,340	440,185
Assured Guaranty, Ltd. (Bermuda)	7,540	112,346
Employers Holdings, Inc.	17,440	360,310
Hanover Insurance Group, Inc. (The)	9,820	444,355

Hartford Financial Services Group, Inc. (The)	14,886	400,880
HCC Insurance Holdings, Inc.	12,090	378,538
Marsh & McLennan Cos., Inc.	12,330	367,557
XL Group PLC	26,910	661,986
		3,166,157

IT Services (0.5%)
Unisys Corp. (NON)	7,240	226,033
		226,033

Leisure equipment and products (0.5%)
Mattel, Inc.	8,100	201,933
		201,933

Machinery (2.4%)
Ingersoll-Rand PLC	6,790	328,025
Oshkosh Corp. (NON)	9,800	346,724
Gardner Denver, Inc.	5,170	403,415
		1,078,164

Marine (0.5%)
Genco Shipping & Trading, Ltd. (NON) (S)	20,770	223,693
		223,693

Metals and mining (1.4%)
Freeport-McMoRan Copper & Gold, Inc. Class B	7,420	412,181
U.S. Steel Corp.	3,720	200,657
		612,838

Multiline retail (0.8%)
Dollar General Corp. (NON)	11,590	363,347
		363,347

Multi-utilities (0.5%)
DTE Energy Co.	4,820	235,987
		235,987

Office electronics (1.4%)
Xerox Corp.	58,580	623,877
		623,877

Oil, gas, and consumable fuels (8.3%)
Alpha Natural Resources, Inc. (NON) (S)	6,010	356,814
Apache Corp.	3,645	477,203
Cabot Oil & Gas Corp. Class A	5,360	283,919
James River Coal Co. (NON) (S)	7,260	175,474
Occidental Petroleum Corp.	3,380	353,176
Petrohawk Energy Corp. (NON)	17,600	431,904
Pioneer Natural Resources Co.	6,639	676,647
QEP Resources, Inc.	9,390	380,671
Southwestern Energy Co. (NON)	5,330	229,030
Swift Energy Co. (NON)	7,460	318,393
		3,683,231

Paper and forest products (0.7%)
Louisiana-Pacific Corp. (NON)	29,320	307,860
		307,860

Pharmaceuticals (2.9%)
Akorn, Inc. (NON)	7,772	44,844
Depomed, Inc. (NON)	20,083	201,633
Elan Corp. PLC ADR (Ireland) (NON)	29,890	205,643
ISTA Pharmaceuticals, Inc. (NON)	9,160	92,791
Pfizer, Inc.	21,880	444,383
Viropharma, Inc. (NON)	15,788	314,181
		1,303,475

Real estate investment trusts (REITs) (0.8%)
Host Marriott Corp. (R)	19,564	344,522
		344,522

Real estate management and development (0.5%)
CB Richard Ellis Group, Inc. Class A (NON)	8,280	221,076
		221,076

Road and rail (1.5%)
Avis Budget Group, Inc. (NON)	13,060	233,905
Dollar Thrifty Automotive Group (NON)	2,770	184,842
Hertz Global Holdings, Inc. (NON)	15,930	248,986
		667,733

Semiconductors and semiconductor equipment (0.9%)

Cymer, Inc. (NON)			7,288	412,355
				412,355

Software (0.8%)
CA, Inc.			15,350	371,163
				371,163

Specialty retail (5.8%)
Bed Bath & Beyond, Inc. (NON)			10,260	495,250
OfficeMax, Inc. (NON) (S)			24,040	311,078
Select Comfort Corp. (NON)			19,110	230,467
Staples, Inc.			14,770	286,833
Talbots, Inc. (The) (NON) (S)			77,440	467,738
TJX Cos., Inc. (The)			9,040	449,559
Urban Outfitters, Inc. (NON)			11,300	337,079
				2,578,004

Textiles, apparel, and luxury goods (2.1%)
Timberland Co. (The) Class A (NON)			7,220	298,114
K-Swiss, Inc. Class A (NON)			13,240	149,215
Hanesbrands, Inc. (NON) (S)			17,070	461,573
				908,902

Thrifts and mortgage finance (1.0%)
People's United Financial, Inc. (S)			17,670	222,289
MGIC Investment Corp. (NON) (S)			24,610	218,783
				441,072

Trading companies and distributors (0.6%)
WESCO International, Inc. (NON)			4,040	252,496
				252,496

Total common stocks (cost $33,913,081)				$42,791,736

WARRANTS (0.5%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp. (W)	10/28/18	$30.79	80,780	$203,566

Total warrants (cost $214,067)				$203,566

PURCHASED OPTIONS OUTSTANDING (0.4%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Hewlett-Packard Co. (Call)	Oct-11/$50.00		63,264	$31,910
U.S. Airways Group, Inc. (Call)	Jan-12/$10.50		125,784	138,362

Total purchased options outstanding (cost $241,989)				$170,272

SHORT-TERM INVESTMENTS (11.4%)(a)
			Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)			3,934,517	$3,934,517
Putnam Money Market Liquidity Fund 0.13% (e)			893,997	893,997
SSgA Prime Money Market Fund 0.11% (i) (P)			230,000	230,000

Total short-term investments (cost $5,058,514)				$5,058,514

TOTAL INVESTMENTS

Total investments (cost $39,427,651) (b)				$48,224,088

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $153,047) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Hewlett-Packard Co. (Call)	63,264	Oct-11/$54.00	$13,475
U.S. Airways Group, Inc. (Call)	125,784	Jan-12/$11.50	105,659

Total			$119,134

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $44,367,348.

(b) The aggregate identified cost on a tax basis is $40,110,213, resulting in gross unrealized appreciation and depreciation of $8,916,116 and $802,241, respectively, or net unrealized appreciation of $8,113,875.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $3,790,091. The fund received cash collateral of $3,934,517 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $132 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $6,676,730 and $7,198,395, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Security purchased with cash or security received, that was pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

At the close of the reporting period, the fund maintained liquid assets totaling $4,862,772 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam

Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own and to mitigate volatility due to the fund’s small cap exposure.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Outstanding contracts on purchased options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period. The fund had an average contract amount of approximately 200,000 on written options contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$5,843,346	$--	$--

Consumer staples	2,472,141	--	--

Energy	4,929,997	--	--

Financials	9,592,485	--	22,612

Health care	7,620,567	--	--

Industrials	4,519,545	--	--

Information technology	4,558,691	--	--

Materials	2,432,025	--	--

Utilities	800,327	--	--

Total common stocks	42,769,124	--	22,612

Purchased options outstanding	--	170,272	--

Warrants	203,566	--	--

Short-term investments	1,123,997	3,934,517	--

Totals by level	$44,096,687	$4,104,789	$22,612

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Written options	$--	$(119,134)	$--

Totals by level	$--	$(119,134)	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$373,838	$119,134

Total	$373,838	$119,134

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Research Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (97.3%)(a)
	Shares	Value

Aerospace and defense (2.8%)
Embraer SA ADR (Brazil)	3,500	$117,950
General Dynamics Corp.	800	61,248
Honeywell International, Inc.	6,700	400,057
L-3 Communications Holdings, Inc. (S)	1,500	117,465
Northrop Grumman Corp.	7,000	438,970
Precision Castparts Corp. (S)	2,399	353,085
Raytheon Co.	1,249	63,537
Safran SA (France)	7,969	282,230
United Technologies Corp. (S)	1,629	137,895
		1,972,437

Air freight and logistics (0.6%)
FedEx Corp.	929	86,908
United Parcel Service, Inc. Class B (S)	4,758	353,615
		440,523

Airlines (0.5%)
Delta Air Lines, Inc. (NON)	7,700	75,460
United Continental Holdings, Inc. (NON)	6,700	154,033
US Airways Group, Inc. (NON)	13,100	114,101
		343,594

Automobiles (0.6%)
Ford Motor Co. (NON)	26,051	388,420
		388,420

Beverages (2.2%)
Coca-Cola Co. (The)	12,865	853,593
Coca-Cola Enterprises, Inc.	14,292	390,172
Hansen Natural Corp. (NON)	800	48,184
PepsiCo, Inc.	2,816	181,379
		1,473,328

Biotechnology (1.5%)
Amgen, Inc. (NON)	1,356	72,478
Celgene Corp. (NON)	7,672	441,370
Dendreon Corp. (NON) (S)	8,435	315,722
Genzyme Corp. (NON)	2,546	193,878
		1,023,448

Capital markets (2.4%)
Ameriprise Financial, Inc.	1,272	77,694
Bank of New York Mellon Corp. (The)	6,587	196,754
BlackRock, Inc.	509	102,314
Charles Schwab Corp. (The)	5,111	92,151
Franklin Resources, Inc.	1,022	127,832
Goldman Sachs Group, Inc. (The)	2,678	424,383
Invesco, Ltd.	3,725	95,211
Morgan Stanley	8,028	219,325
Northern Trust Corp.	1,300	65,975
State Street Corp.	2,700	121,338
T. Rowe Price Group, Inc.	1,567	104,080
		1,627,057

Chemicals (2.1%)
Air Products & Chemicals, Inc.	1,600	144,288
Albemarle Corp. (S)	600	35,862
Celanese Corp. Ser. A (S)	1,200	53,244
CF Industries Holdings, Inc.	600	82,074
Dow Chemical Co. (The)	7,860	296,715
E.I. du Pont de Nemours & Co.	3,128	171,946
FMC Corp.	8	679
Huntsman Corp. (S)	9,800	170,324
LyondellBasell Industries NV Class A (Netherlands)
(NON)	3,900	154,245
Monsanto Co.	2,342	169,233
PPG Industries, Inc.	1,500	142,815
		1,421,425

Commercial banks (2.8%)
BB&T Corp.	3,222	88,444
Bond Street Holdings, LLC 144A Class A (F)(NON)	876	17,958
Comerica, Inc.	1,000	36,720
Fifth Third Bancorp	5,500	76,340
First Horizon National Corp.	1,468	16,456
Huntington Bancshares, Inc.	5,500	36,520
KeyCorp	4,324	38,397
M&T Bank Corp.	500	44,235
PNC Financial Services Group, Inc.	3,000	188,970

Popular, Inc. (Puerto Rico) (NON)	3,584	10,429
Regions Financial Corp.	7,500	54,450
SunTrust Banks, Inc.	3,080	88,827
U.S. Bancorp	10,132	267,789
Wells Fargo & Co.	27,859	883,130
Zions Bancorp.	758	17,479
		1,866,144

Communications equipment (2.3%)
Cisco Systems, Inc. (NON)	45,368	778,061
Harris Corp. (S)	700	34,720
Qualcomm, Inc.	12,856	704,894
Sycamore Networks, Inc.	2,300	56,189
		1,573,864

Computers (6.4%)
Apple, Inc. (NON)	5,163	1,799,047
EMC Corp. (NON) (S)	18,316	486,290
Hewlett-Packard Co.	29,072	1,191,080
SanDisk Corp. (NON)	17,300	797,357
Seagate Technology (NON)	4,200	60,480
		4,334,254

Construction and engineering (0.4%)
Aecom Technology Corp. (NON)	2,100	58,233
Fluor Corp. (S)	846	62,316
KBR, Inc.	3,900	147,303
		267,852

Consumer finance (0.6%)
American Express Co.	4,900	221,480
Capital One Financial Corp.	1,900	98,724
Discover Financial Services	4,100	98,892
SLM Corp. (NON)	1,200	18,360
		437,456

Containers and packaging (0.2%)
Crown Holdings, Inc. (NON)	1,331	51,350
Rock-Tenn Co. Class A	500	34,675
Smurfit-Stone Container Corp. (NON)	900	34,785
		120,810

Distribution (--%)
Genuine Parts Co.	200	10,728
		10,728

Diversified consumer services (0.5%)
Apollo Group, Inc. Class A (NON)	5,519	230,197
Career Education Corp. (NON)	5,521	125,437
		355,634

Diversified financial services (3.9%)
Bank of America Corp.	53,527	713,515
Citigroup, Inc. (NON)	148,420	656,016
CME Group, Inc.	543	163,742
IntercontinentalExchange, Inc. (NON)	650	80,301
JPMorgan Chase & Co.	20,758	956,944
Moody's Corp.	1,200	40,692
Nasdaq OMX Group, Inc. (The) (NON)	300	7,752
NYSE Euronext	700	24,619
		2,643,581

Diversified telecommunication services (2.3%)
AT&T, Inc.	13,439	411,233
Verizon Communications, Inc.	29,600	1,140,784
		1,552,017

Electric utilities (1.7%)
Edison International	6,385	233,627
Entergy Corp.	2,900	194,909
Great Plains Energy, Inc. (S)	9,564	191,471
NV Energy, Inc.	18,300	272,487
PPL Corp. (S)	10,100	255,530
		1,148,024

Electrical equipment (0.3%)
Emerson Electric Co.	1,000	58,430
GrafTech International, Ltd. (NON)	5,400	111,402
		169,832

Electronic equipment, instruments, and components (0.1%)
Corning, Inc.	3,900	80,457
		80,457

Energy equipment and services (2.3%)

National Oilwell Varco, Inc. (S)	7,700	610,379
Schlumberger, Ltd.	9,927	925,792
		1,536,171

Food and staples retail (1.2%)
Costco Wholesale Corp. (S)	300	21,996
CVS Caremark Corp.	6,076	208,528
Wal-Mart Stores, Inc.	8,748	455,333
Walgreen Co. (S)	2,770	111,188
		797,045

Food products (1.1%)
Archer Daniels Midland Co.	2,149	77,385
Hershey Co. (The) (S)	8,200	445,670
Mead Johnson Nutrition Co. Class A	3,850	223,031
		746,086

Health-care equipment and supplies (1.7%)
Baxter International, Inc.	4,600	247,342
Becton, Dickinson and Co.	213	16,959
Boston Scientific Corp. (NON)	14,100	101,379
Covidien PLC (Ireland) (S)	3,489	181,219
Intuitive Surgical, Inc. (NON)	100	33,346
Medtronic, Inc.	6,864	270,098
St. Jude Medical, Inc. (NON)	3,398	174,181
Stryker Corp.	1,600	97,280
		1,121,804

Health-care providers and services (2.3%)
Aetna, Inc.	8,200	306,926
AmerisourceBergen Corp. (S)	3,073	121,568
Cardinal Health, Inc.	1,400	57,582
CIGNA Corp.	4,900	216,972
Coventry Health Care, Inc. (NON)	1,800	57,402
Express Scripts, Inc. (NON)	2,858	158,933
Fresenius Medical Care AG & Co., KGaA ADR (Germany)	800	54,016
McKesson Corp.	1,357	107,271
Quest Diagnostics, Inc.	1,800	103,896
WellPoint, Inc.	4,800	334,992
		1,519,558

Hotels, restaurants, and leisure (1.4%)
Carnival Corp. (S)	2,600	99,736
Las Vegas Sands Corp. (NON)	1,700	71,774
McDonald's Corp.	6,921	526,619
Wyndham Worldwide Corp. (S)	8,322	264,723
		962,852

Household durables (0.1%)
Newell Rubbermaid, Inc.	4,330	82,833
		82,833

Household products (2.8%)
Colgate-Palmolive Co. (S)	9,300	751,068
Energizer Holdings, Inc. (NON) (S)	4,600	327,336
Procter & Gamble Co. (The)	13,508	832,093
		1,910,497

Independent power producers and energy traders (0.5%)
AES Corp. (The) (NON)	25,400	330,200
		330,200

Industrial conglomerates (3.3%)
General Electric Co.	83,900	1,682,195
Tyco International, Ltd.	11,735	525,376
		2,207,571

Insurance (3.7%)
ACE, Ltd.	2,300	148,810
Aflac, Inc.	5,900	311,402
Allstate Corp. (The)	3,700	117,586
AON Corp.	500	26,480
Assurant, Inc.	900	34,659
Assured Guaranty, Ltd. (Bermuda)	15,250	227,225
Berkshire Hathaway, Inc. Class B (NON)	5,325	445,330
Chubb Corp. (The)	1,000	61,310
Hartford Financial Services Group, Inc. (The)	7,700	207,361
Marsh & McLennan Cos., Inc.	3,400	101,354
MBIA, Inc. (NON)	8,300	83,332
MetLife, Inc.	6,100	272,853
Progressive Corp. (The)	4,200	88,746
Prudential Financial, Inc.	3,000	184,740
XL Group PLC	6,700	164,820
		2,476,008

Internet and catalog retail (0.9%)
Amazon.com, Inc. (NON)	1,955	352,154

Priceline.com, Inc. (NON)	551	279,048
		631,202

Internet software and services (1.8%)
Akamai Technologies, Inc. (NON)	1,000	38,000
Google, Inc. Class A (NON)	1,767	1,035,833
Monster Worldwide, Inc. (NON)	400	6,360
Yahoo!, Inc. (NON)	7,600	126,540
		1,206,733

IT Services (2.0%)
Accenture PLC Class A	200	10,994
Alliance Data Systems Corp. (NON)	2,400	206,136
Automatic Data Processing, Inc.	1,237	63,470
Cognizant Technology Solutions Corp. (NON)	1,869	152,137
Fidelity National Information Services, Inc.	1,500	49,035
Fiserv, Inc. (NON)	600	37,632
IBM Corp. (S)	2,349	383,051
Mastercard, Inc. Class A	475	119,567
Paychex, Inc.	628	19,694
Teradata Corp. (NON)	600	30,420
Visa, Inc. Class A	2,483	182,798
Western Union Co. (The)	4,575	95,023
		1,349,957

Leisure equipment and products (0.5%)
Hasbro, Inc. (S)	6,950	325,538
		325,538

Life sciences tools and services (0.6%)
Agilent Technologies, Inc. (NON) (S)	3,000	134,340
Complete Genomics, Inc. (NON) (S)	630	5,689
Life Technologies Corp. (NON)	1,497	78,473
Thermo Fisher Scientific, Inc. (NON)	3,400	188,870
		407,372

Machinery (2.8%)
Caterpillar, Inc.	1,200	133,620
Cummins, Inc.	1,555	170,459
Deere & Co.	3,135	303,750
Eaton Corp.	2,000	110,880
Ingersoll-Rand PLC	10,500	507,255
Parker Hannifin Corp.	7,051	667,589
		1,893,553

Media (3.3%)
CBS Corp. Class B	4,400	110,176
Comcast Corp. Class A	26,492	654,882
DIRECTV Class A (NON)	3,661	171,335
Discovery Communications, Inc. Class A (NON)	1,600	63,840
Gannett Co., Inc. (S)	1,445	22,007
Interpublic Group of Companies, Inc. (The)	24,301	305,464
Time Warner, Inc.	7,033	251,078
Viacom, Inc. Class B	2,300	106,996
Walt Disney Co. (The) (S)	12,997	560,041
		2,245,819

Metals and mining (0.8%)
Cliffs Natural Resources, Inc. (S)	900	88,452
Freeport-McMoRan Copper & Gold, Inc. Class B	6,996	388,628
Newmont Mining Corp.	600	32,748
		509,828

Multiline retail (1.0%)
Dollar General Corp. (NON)	3,300	103,455
Kohl's Corp. (S)	3,800	201,552
Macy's, Inc. (S)	3,261	79,112
Nordstrom, Inc. (S)	1,300	58,344
Target Corp.	5,185	259,302
		701,765

Multi-utilities (1.0%)
Ameren Corp.	14,400	404,208
PG&E Corp.	6,200	273,916
		678,124

Office electronics (0.2%)
Xerox Corp.	11,588	123,412
		123,412

Oil, gas, and consumable fuels (10.3%)
Apache Corp.	5,400	706,968
Chevron Corp.	13,680	1,469,642
CONSOL Energy, Inc.	3,600	193,068
Exxon Mobil Corp.	29,641	2,493,697
Marathon Oil Corp.	6,600	351,846
Noble Energy, Inc. (S)	5,000	483,250

Occidental Petroleum Corp.	6,671	697,053
Patriot Coal Corp. (NON) (S)	1,600	41,328
Petrohawk Energy Corp. (NON)	6,789	166,602
Sunoco, Inc.	7,800	355,602
		6,959,056

Paper and forest products (0.2%)
International Paper Co. (S)	3,931	118,638
		118,638

Personal products (0.1%)
Estee Lauder Cos., Inc. (The) Class A (S)	516	49,722
		49,722

Pharmaceuticals (5.0%)
Abbott Laboratories	8,155	400,003
Auxilium Pharmaceuticals, Inc. (NON)	8,039	172,597
Hospira, Inc. (NON)	900	49,680
Johnson & Johnson	17,363	1,028,758
Merck & Co., Inc.	18,235	601,937
Pfizer, Inc.	55,718	1,131,633
		3,384,608

Professional services (0.1%)
Dun & Bradstreet Corp. (The) (S)	400	32,096
Robert Half International, Inc.	600	18,360
		50,456

Real estate investment trusts (REITs) (1.6%)
American Capital Agency Corp. (R)	660	19,232
Digital Realty Trust, Inc. (R) (S)	5,600	325,584
Equity Residential Trust (R)	2,885	162,743
HCP, Inc. (R) (S)	4,455	169,023
Invesco Mortgage Capital, Inc. (R)	900	19,665
MFA Financial, Inc. (R)	3,291	26,986
PennyMac Mortgage Investment Trust (R)	200	3,678
ProLogis (R)	11,015	176,020
Simon Property Group, Inc. (R)	1,448	155,168
		1,058,099

Road and rail (0.2%)
Hertz Global Holdings, Inc. (NON)	3,283	51,313
Swift Transportation Co. (NON)	4,100	60,270
		111,583

Semiconductors and semiconductor equipment (1.9%)
First Solar, Inc. (NON) (S)	2,547	409,659
Intel Corp.	12,800	258,176
Novellus Systems, Inc. (NON)	5,700	211,641
Texas Instruments, Inc. (S)	10,819	373,905
		1,253,381

Software (3.9%)
Adobe Systems, Inc. (NON) (S)	7,900	261,964
BMC Software, Inc. (NON)	5,512	274,167
CA, Inc.	14,522	351,142
Citrix Systems, Inc. (NON)	800	58,768
Microsoft Corp.	26,214	664,787
Oracle Corp.	26,828	895,250
Red Hat, Inc. (NON)	600	27,234
Salesforce.com, Inc. (NON) (S)	700	93,506
		2,626,818

Specialty retail (2.3%)
Bed Bath & Beyond, Inc. (NON)	7,200	347,544
Best Buy Co., Inc.	4,300	123,496
Limited Brands, Inc. (S)	900	29,592
Lowe's Cos., Inc.	15,500	409,665
Office Depot, Inc. (NON)	12,300	56,949
OfficeMax, Inc. (NON) (S)	6,300	81,522
O'Reilly Automotive, Inc. (NON)	122	7,010
Staples, Inc.	7,800	151,476
TJX Cos., Inc. (The) (S)	4,200	208,866
Urban Outfitters, Inc. (NON) (S)	3,606	107,567
		1,523,687

Textiles, apparel, and luxury goods (0.5%)
Coach, Inc.	3,232	168,193
Hanesbrands, Inc. (NON) (S)	4,059	109,755
NIKE, Inc. Class B	1,200	90,840
		368,788

Thrifts and mortgage finance (--%)
Hudson City Bancorp, Inc.	1,300	12,584
MGIC Investment Corp. (NON)	227	2,018
People's United Financial, Inc. (S)	600	7,548

			22,150

Tobacco (1.6%)
Philip Morris International, Inc.		16,000	1,050,080
			1,050,080

Wireless telecommunication services (0.1%)
Sprint Nextel Corp. (NON)		21,200	98,372
			98,372

Total common stocks (cost $56,901,213)			$65,690,251

PURCHASED OPTIONS OUTSTANDING (--%)(a)
	Expiration date/	Contract
	strike price	amount	Value

General Electric Co. (Call)	Jun-11/$22.50	22,307	$3,307

Total purchased options outstanding (cost $3,792)			$3,307

SHORT-TERM INVESTMENTS (15.0%)(a)
	Principal amount/shares		Value

Putnam Cash Collateral Pool, LLC 0.19% (d)		8,248,322	$8,248,322
Putnam Money Market Liquidity Fund 0.13% (e)		1,700,666	1,700,666
U.S. Treasury Bills with an effective yield of 0.24%,
October 20, 2011 (SEG)		$212,000	211,761

Total short-term investments (cost $10,160,697)			$10,160,749

TOTAL INVESTMENTS

Total investments (cost $67,065,702)(b)			$75,854,307

FUTURES CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

	Number of		Expiration	Unrealized
	contracts	Value	date	appreciation

S&P 500 Index (Long)	3	$990,750	Jun-11	$16,589

Total				$16,589

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

			Fixed payments	Total return
Swap counterparty /		Termination	received (paid) by	received by	Unrealized
Notional amount		date	fund per annum	or paid by fund	appreciation

Goldman Sachs International
baskets	596	9/14/11	(1 month USD-	A basket	$5,444
			LIBOR-BBA plus 60	(GSGLPMIN)
			bp)	of common stocks

Total					$5,444

Key to holding's abbreviations

ADR	American Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $67,513,950.

(b) The aggregate identified cost on a tax basis is $68,076,847, resulting in gross unrealized appreciation and depreciation of $9,156,969 and $1,379,509, respectively, or net unrealized appreciation of $7,777,460.

(NON) Non-income-producing security.

(SEG) This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $8,058,193. The fund received cash collateral of $8,248,322 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,137 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $1,059,231 and $3,614,939, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

At the close of the reporting period, the fund maintained liquid assets totaling $434,980 to cover certain derivatives contracts.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Futures contracts: The fund uses futures contracts to equitize cash.

The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin.”. The fund had an average number of contracts of approximately 8 on futures contracts for the reporting period.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own and to generate additional income for the portfolio.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 31,000 on purchased options contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to manage exposure to specific sectors or industries and to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. Outstanding notional amount on total return swap contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund did not have a net liability position on derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$7,597,266	$--	$--

Consumer staples	6,026,758	--	--

Energy	8,495,227	--	--

Financials	10,112,537	--	17,958

Health care	7,456,790	--	--

Industrials	7,457,401	--	--

Information technology	12,548,876	--	--

Materials	2,170,701	--	--

Telecommunication services	1,650,389	--	--

Utilities	2,156,348	--	--

Total common stocks	65,672,293	--	17,958

Purchased options outstanding	--	3,307	--

Short-term investments	1,700,666	8,460,083	--

Totals by level	$67,372,959	$8,463,390	$17,958

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Futures contracts	$16,589	$--	$--

Total return swap contracts	--	5,444	--

Totals by level	$16,589	$5,444	$--

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Equity contracts	$25,340	$--

Total	$25,340	$--

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Small Cap Value Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (97.8%)(a)
	Shares	Value

Aerospace and defense (0.3%)
Innovative Solutions & Support, Inc. (NON)	150,731	$881,776
		881,776

Airlines (0.4%)
SkyWest, Inc.	67,680	1,145,146
		1,145,146

Auto components (1.9%)
American Axle & Manufacturing Holdings, Inc. (NON)	129,800	1,634,182
Exide Technologies (NON)	212,800	2,379,104
Stoneridge, Inc. (NON)	99,270	1,451,327
		5,464,613

Building products (0.9%)
NCI Building Systems, Inc. (NON) (S)	89,700	1,136,499
Universal Forest Products, Inc. (S)	35,692	1,308,112
		2,444,611

Capital markets (1.7%)
Cowen Group, Inc. (NON) (S)	206,215	826,922
Duff & Phelps Corp. Class A	56,386	901,048
Horizon Technology Finance Corp.	108,128	1,738,698
Waddell & Reed Financial, Inc. Class A (S)	33,943	1,378,425
		4,845,093

Chemicals (3.4%)
Innophos Holdings, Inc.	48,000	2,213,280
Koppers Holdings, Inc.	35,300	1,507,310
OM Group, Inc. (NON)	47,400	1,731,996
Omnova Solutions, Inc. (NON)	133,027	1,046,922
PolyOne Corp. (NON)	93,500	1,328,635
RPM International, Inc.	66,939	1,588,462
		9,416,605

Commercial banks (8.2%)
Bancorp, Inc. (NON)	307,465	2,837,902
Bond Street Holdings, LLC 144A Class A (F)(NON)	6,017	123,349
F.N.B. Corp. (S)	138,226	1,456,902
Financial Institutions, Inc.	90,900	1,590,750
First Citizens BancShares, Inc. Class A	8,948	1,794,790
First Financial Bancorp	107,980	1,802,186
First of Long Island Corp. (The)	63,245	1,755,049
Lakeland Financial Corp.	51,300	1,163,484
Metro Bancorp, Inc. (NON)	149,481	1,846,090
PacWest Bancorp	78,290	1,702,808
Popular, Inc. (Puerto Rico) (NON)	549,200	1,598,172
SVB Financial Group (NON) (S)	30,295	1,724,694
Tower Bancorp, Inc.	81,904	1,825,640
Trustmark Corp.	73,139	1,712,915
		22,934,731

Commercial services and supplies (2.1%)
ACCO Brands Corp. (NON)	162,827	1,553,370
Deluxe Corp. (S)	111,800	2,967,172
Ennis Inc. (S)	81,800	1,393,054
		5,913,596

Communications equipment (2.0%)
Ceragon Networks, Ltd. (Israel) (NON)	161,900	1,955,752
Oplink Communications, Inc. (NON)	98,742	1,924,482
Powerwave Technologies, Inc. (NON) (S)	350,287	1,579,794
		5,460,028

Construction and engineering (2.2%)
EMCOR Group, Inc. (NON)	66,800	2,068,796
Orion Marine Group, Inc. (NON)	89,800	964,452
Tutor Perini Corp.	100,100	2,438,436
UniTek Global Services, Inc. (NON)	69,117	615,141
		6,086,825

Distributors (0.4%)
Core-Mark Holding Co., Inc. (NON)	36,700	1,212,935
		1,212,935

Diversified financial services (1.2%)
Gain Capital Holdings, Inc. (NON)	194,546	1,492,168

NewStar Financial, Inc. (NON)	177,200	1,935,024
		3,427,192

Diversified telecommunication services (0.5%)
Cogent Communications Group, Inc. (NON)	102,700	1,465,529
		1,465,529

Electric utilities (3.7%)
Great Plains Energy, Inc.	112,275	2,247,746
NV Energy, Inc.	143,900	2,142,671
UIL Holdings Corp.	77,638	2,369,512
UniSource Energy Corp.	104,634	3,780,426
		10,540,355

Electrical equipment (1.6%)
EnerSys (NON) (S)	34,486	1,370,819
General Cable Corp. (NON)	41,600	1,801,280
Powell Industries, Inc. (NON)	36,200	1,427,728
		4,599,827

Electronic equipment, instruments, and components (3.0%)
Electro Scientific Industries, Inc. (NON)	118,223	2,052,351
Multi-Fineline Electronix, Inc. (NON)	51,900	1,464,618
SMART Modular Technologies (WWH), Inc. (NON) (S)	294,693	2,289,765
TTM Technologies, Inc. (NON)	138,654	2,517,957
		8,324,691

Energy equipment and services (2.3%)
Helix Energy Solutions Group, Inc. (NON)	89,300	1,535,960
Pioneer Drilling Co. (NON)	202,696	2,797,205
Tidewater, Inc. (S)	36,995	2,214,151
		6,547,316

Food and staples retail (1.6%)
Ruddick Corp. (S)	33,793	1,304,072
Spartan Stores, Inc.	114,959	1,700,244
Weiss Markets, Inc.	38,943	1,575,634
		4,579,950

Food products (0.8%)
Chiquita Brands International, Inc. (NON)	90,500	1,388,270
Sanderson Farms, Inc. (S)	20,300	932,176
		2,320,446

Gas utilities (2.0%)
Energen Corp. (S)	45,793	2,890,454
Southwest Gas Corp.	70,631	2,752,490
		5,642,944

Health-care equipment and supplies (1.5%)
Cutera, Inc. (NON)	165,204	1,415,798
Palomar Medical Technologies, Inc. (NON)	76,767	1,139,990
Solta Medical, Inc. (NON)	287,019	947,163
Syneron Medical, Ltd. (Israel) (NON)	65,100	848,904
		4,351,855

Health-care providers and services (4.3%)
Addus HomeCare Corp. (NON)	140,186	702,332
AmSurg Corp. (NON)	72,800	1,852,032
Ensign Group, Inc. (The)	51,800	1,653,974
Health Management Associates, Inc. Class A (NON)	155,686	1,696,977
MedQuist Holdings, Inc. (NON)	235,058	2,449,304
Providence Service Corp. (The) (NON)	107,100	1,604,358
Triple-S Management Corp. Class B (Puerto Rico) (NON)	106,200	2,185,596
		12,144,573

Health-care technology (0.5%)
Vital Images, Inc. (NON)	100,200	1,353,702
		1,353,702

Hotels, restaurants, and leisure (2.7%)
Denny's Corp. (NON)	540,300	2,193,618
DineEquity, Inc. (NON)	24,900	1,369,002
Domino's Pizza, Inc. (NON)	130,560	2,406,221
Summit Hotel Properties, Inc. (NON)(R)	174,410	1,733,635
		7,702,476

Household durables (0.9%)
Newell Rubbermaid, Inc.	61,788	1,182,004
M/I Homes, Inc. (NON)	81,544	1,222,345
		2,404,349

Household products (0.6%)
Spectrum Brands Holdings, Inc. (NON)	63,492	1,762,538

		1,762,538

Insurance (7.2%)
Allied World Assurance Company Holdings, Ltd.	43,800	2,745,822
American Equity Investment Life Holding Co.	137,976	1,810,245
Arch Capital Group, Ltd. (NON)	25,246	2,504,151
Assured Guaranty, Ltd. (Bermuda)	76,795	1,144,246
Employers Holdings, Inc.	90,911	1,878,221
Hanover Insurance Group, Inc. (The)	61,190	2,768,848
HCC Insurance Holdings, Inc.	69,793	2,185,219
Horace Mann Educators Corp.	75,416	1,266,989
Infinity Property & Casualty Corp.	29,843	1,775,360
Reinsurance Group of America, Inc. Class A	34,495	2,165,596
		20,244,697

Internet software and services (2.0%)
Earthlink, Inc.	213,800	1,674,054
Stamps.com, Inc.	117,269	1,565,541
Web.com Group, Inc. (NON)	161,186	2,351,704
		5,591,299

IT Services (1.9%)
Alliance Data Systems Corp. (NON)	23,298	2,001,065
BancTec, Inc. 144A (F)(NON)	152,299	685,346
Ciber, Inc. (NON)	185,819	1,244,987
CSG Systems International, Inc. (NON)	68,236	1,360,626
		5,292,024

Machinery (2.2%)
Cascade Corp.	25,529	1,138,083
Commercial Vehicle Group, Inc. (NON)	103,200	1,841,088
Meritor, Inc. (NON) (S)	77,200	1,310,084
NACCO Industries, Inc. Class A	16,000	1,770,720
		6,059,975

Metals and mining (0.7%)
Horsehead Holding Corp. (NON)	118,972	2,028,473
		2,028,473

Multiline retail (0.7%)
Gordmans Stores, Inc. (NON)	107,938	1,913,741
		1,913,741

Multi-utilities (1.5%)
Avista Corp.	120,131	2,778,630
CMS Energy Corp.	73,000	1,433,720
		4,212,350

Oil, gas, and consumable fuels (5.0%)
Cabot Oil & Gas Corp. Class A	43,000	2,277,710
James River Coal Co. (NON) (S)	54,341	1,313,422
Petroquest Energy, Inc. (NON) (S)	123,580	1,156,709
Rex Energy Corp. (NON)	110,105	1,282,723
Rosetta Resources, Inc. (NON)	37,100	1,763,734
Scorpio Tankers, Inc. (Monaco) (NON)	104,424	1,077,656
SM Energy Co.	38,901	2,886,065
Swift Energy Co. (NON)	55,200	2,355,936
		14,113,955

Paper and forest products (1.1%)
Buckeye Technologies, Inc.	67,300	1,832,579
Louisiana-Pacific Corp. (NON)	119,725	1,257,113
		3,089,692

Pharmaceuticals (1.4%)
ISTA Pharmaceuticals, Inc. (NON)	226,268	2,292,095
Questcor Pharmaceuticals, Inc. (NON) (S)	122,600	1,766,666
		4,058,761

Real estate investment trusts (REITs) (4.5%)
American Assets Trust, Inc. (R)	89,220	1,897,709
Campus Crest Communities, Inc. (R)	97,506	1,153,496
Chimera Investment Corp. (R)	137,002	542,528
Entertainment Properties Trust (R) (S)	35,300	1,652,746
LaSalle Hotel Properties (R) (S)	50,693	1,368,711
MFA Financial, Inc. (R)	170,381	1,397,124
One Liberty Properties, Inc. (R)	68,188	1,028,275
PS Business Parks, Inc. (R)	29,900	1,732,406
Taubman Centers, Inc. (R)	21,746	1,165,151
Winthrop Realty Trust (R)	62,030	759,868
		12,698,014

Road and rail (1.3%)
Celadon Group, Inc. (NON) (S)	64,879	1,053,635
RailAmerica, Inc. (NON)	73,736	1,256,461
Swift Transporation Co. (NON)	95,100	1,397,970

		3,708,066

Semiconductors and semiconductor equipment (1.3%)
Nova Measuring Instruments, Ltd. (Israel) (NON)	203,800	1,997,240
Pericom Semiconductor Corp. (NON)	160,311	1,662,425
		3,659,665

Software (1.1%)
Smith Micro Software, Inc. (NON)	174,300	1,631,448
TeleCommunication Systems, Inc. Class A (NON)	330,000	1,359,600
		2,991,048

Specialty retail (5.1%)
Aaron's, Inc.	105,900	2,685,624
Ascena Retail Group, Inc. (NON) (S)	52,536	1,702,692
Charming Shoppes, Inc. (NON)	287,300	1,223,898
Collective Brands, Inc. (NON)	59,500	1,284,010
Express, Inc.	117,569	2,297,298
Haverty Furniture Cos., Inc.	58,600	777,036
Lithia Motors, Inc. Class A	93,700	1,366,146
New York & Company, Inc. (NON)	94,571	662,943
Pier 1 Imports, Inc. (NON) (S)	65,146	661,232
Stage Stores, Inc.	82,535	1,586,323
		14,247,202

Textiles, apparel, and luxury goods (2.5%)
Iconix Brand Group, Inc. (NON) (S)	73,985	1,589,198
Kenneth Cole Productions, Inc. Class A (NON)	80,521	1,044,357
Perry Ellis International, Inc. (NON)	62,024	1,706,900
Phillips-Van Heusen Corp.	27,743	1,804,127
Steven Madden, Ltd. (NON)	22,032	1,033,962
		7,178,544

Thrifts and mortgage finance (4.8%)
Berkshire Hills Bancorp, Inc.	75,700	1,578,345
Brookline Bancorp, Inc.	134,700	1,418,391
ESSA Bancorp, Inc.	102,175	1,348,710
Oritani Financial Corp.	131,158	1,663,083
Provident Financial Services, Inc.	84,800	1,255,040
Provident New York Bancorp	150,000	1,548,000
United Financial Bancorp, Inc.	87,988	1,452,682
Walker & Dunlop, Inc. (NON)	149,694	1,818,782
Washington Federal, Inc.	77,060	1,336,220
		13,419,253

Trading companies and distributors (2.1%)
Applied Industrial Technologies, Inc.	49,393	1,642,811
DXP Enterprises, Inc. (NON)	84,739	1,955,776
H&E Equipment Services, Inc. (NON)	120,634	2,353,568
		5,952,155

Wireless telecommunication services (0.7%)
NTELOS Holdings Corp.	103,036	1,896,893
		1,896,893

Total common stocks (cost $207,904,975)		$275,329,509

INVESTMENT COMPANIES (1.5%)(a)
	Shares	Value

American Capital, Ltd. (NON) (S)	193,400	$1,914,660
Hercules Technology Growth Capital, Inc.	204,375	2,248,125

Total investment companies (cost $3,191,915)		$4,162,785

SHORT-TERM INVESTMENTS (9.0%)(a)
	Shares	Value

Putnam Cash Collateral Pool, LLC 0.19% (d)	23,042,334	$23,042,334
Putnam Money Market Liquidity Fund 0.13% (e)	2,368,546	2,368,546

Total short-term investments (cost $25,410,880)		$25,410,880

TOTAL INVESTMENTS

Total investments (cost $236,507,770) (b)		$304,903,174

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $281,655,768.

(b) The aggregate identified cost on a tax basis is $240,054,782, resulting in gross unrealized appreciation and depreciation of $72,609,642 and $7,761,250, respectively, or net unrealized appreciation of $64,848,392.

(NON) Non-income-producing security.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $22,552,718. The fund received cash collateral of $23,042,334 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $1,655 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $20,513,308 and $23,467,048, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3

Common stocks:

Consumer discretionary	$40,123,860	$--	$--

Consumer staples	8,662,934	--	--

Energy	20,661,271	--	--

Financials	77,445,631	--	123,349

Health care	21,908,891	--	--

Industrials	36,791,977	--	--

Information technology	30,633,409	685,346	--

Materials	14,534,770	--	--

Telecommunication services	3,362,422	--	--

Utilities	20,395,649	--	--

Total common stocks	274,520,814	685,346	123,349

Investment companies	4,162,785	--	--

Short-term investments	2,368,546	23,042,334	--

Totals by level	$281,052,145	$23,727,680	$123,349

At the start and/or close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Putnam VT Voyager Fund
The fund's portfolio
3/31/11 (Unaudited)

COMMON STOCKS (94.4%)(a)
	Shares	Value

Aerospace and defense (3.1%)
Embraer SA ADR (Brazil)	30,900	$1,041,330
Huntington Ingalls Industries, Inc. (NON)	14,116	585,814
L-3 Communications Holdings, Inc. (S)	46,500	3,641,415
Northrop Grumman Corp.	84,700	5,311,537
Precision Castparts Corp.	99,900	14,703,282
Safran SA (France)	249,566	8,838,641
		34,122,019

Air freight and logistics (0.2%)
TNT NV (Netherlands)	100,718	2,588,745
		2,588,745

Airlines (2.0%)
China Southern Airlines Co., Ltd. (China) (NON)	1,238,000	550,647
Delta Air Lines, Inc. (NON)	877,117	8,595,747
United Continental Holdings, Inc. (NON)	362,867	8,342,312
US Airways Group, Inc. (NON)	511,376	4,454,085
		21,942,791

Auto components (0.5%)
Visteon Corp. 144A (NON)	87,837	4,874,075
		4,874,075

Automobiles (2.2%)
Fiat SpA (Italy)	447,259	4,058,482
Ford Motor Co. (NON)	224,100	3,341,331
General Motors Co. (NON)	82,101	2,547,594
Nissan Motor Co., Ltd. (Japan)	1,094,400	9,721,560
Porsche Automobil Holding SE (Preference) (Germany)	27,353	1,794,918
Porsche Automobil Holding SE (Rights) (Germany) (NON)	27,353	237,600
Volkswagen AG (Preference) (Germany)	11,549	1,876,998
		23,578,483

Biotechnology (2.4%)
Amarin Corp. PLC ADR (United Kingdom) (NON) (S)	11,884	86,753
Celgene Corp. (NON)	195,100	11,224,103
Dendreon Corp. (NON) (S)	271,700	10,169,731
Human Genome Sciences, Inc. (NON) (S)	142,300	3,906,135
Ironwood Pharmaceuticals, Inc. (NON) (S)	18,803	263,242
		25,649,964

Building products (0.1%)
Owens Corning, Inc. (NON)	39,000	1,403,610
		1,403,610

Capital markets (3.0%)
Blackstone Group LP (The)	194,988	3,486,385
Goldman Sachs Group, Inc. (The)	102,520	16,246,344
KKR & Co., LP	385,557	6,326,990
Morgan Stanley	111,800	3,054,376
State Street Corp.	73,697	3,311,943
		32,426,038

Chemicals (1.4%)
CF Industries Holdings, Inc.	21,800	2,982,022
Dow Chemical Co. (The)	83,600	3,155,900
Huabao International Holdings, Ltd. (China)	1,911,000	2,938,110
Huntsman Corp.	94,400	1,640,672
Mosaic Co. (The)	11,300	889,875
Potash Corp. of Saskatchewan, Inc. (Canada)	25,500	1,502,715
Syngenta AG (Switzerland)	4,769	1,553,496
		14,662,790

Commercial banks (1.8%)
Bond Street Holdings, LLC 144A Class A (F)(NON)	9,593	196,657
China Construction Bank Corp. (China)	1,283,000	1,202,349
First Horizon National Corp. (S)	189,800	2,127,658
SunTrust Banks, Inc.	98,800	2,849,392
Wells Fargo & Co.	402,100	12,746,570
		19,122,626

Communications equipment (4.6%)
Alcatel-Lucent ADR (France) (NON) (S)	229,400	1,332,814
Cisco Systems, Inc. (NON)	844,420	14,481,803
Polycom, Inc. (NON)	46,600	2,416,210
Qualcomm, Inc.	565,691	31,016,838
Sycamore Networks, Inc.	40,500	989,415

		50,237,080

Computers and peripherals (12.8%)
Apple, Inc. (NON)	184,500	64,289,017
EMC Corp. (NON)	363,400	9,648,270
Fujitsu, Ltd. (Japan)	676,807	3,828,831
Hewlett-Packard Co.	855,300	35,041,641
SanDisk Corp. (NON)	342,300	15,776,607
Seagate Technology (NON)	423,977	6,105,269
Western Digital Corp. (NON)	124,777	4,652,934
		139,342,569

Construction and engineering (0.5%)
Aecom Technology Corp. (NON)	98,100	2,720,313
KBR, Inc.	33,400	1,261,518
KEPCO Engineering & Construction Co., Inc. (South
Korea)	21,536	1,439,071
		5,420,902

Consumer finance (0.1%)
Air Lease Corp. 144A	34,828	731,388
Green Dot Corp. Class A (NON) (S)	5,270	226,136
		957,524

Containers and packaging (0.3%)
Rock-Tenn Co. Class A (S)	40,537	2,811,241
		2,811,241

Diversified consumer services (0.6%)
Apollo Group, Inc. Class A (NON)	60,771	2,534,758
Career Education Corp. (NON)	44,500	1,011,040
DeVry, Inc. (S)	20,100	1,106,907
Education Management Corp. (NON) (S)	86,400	1,809,216
		6,461,921

Diversified financial services (0.7%)
CME Group, Inc.	8,400	2,533,020
JPMorgan Chase & Co.	117,500	5,416,750
		7,949,770

Diversified telecommunication services (0.4%)
Iridium Communications, Inc. (NON)	196,914	1,569,405
Verizon Communications, Inc.	72,800	2,805,712
		4,375,117

Electrical equipment (1.0%)
China Ming Yang Wind Power Group, Ltd. ADS (China)
(NON) (S)	229,818	2,369,424
Emerson Electric Co.	17,700	1,034,211
GrafTech International, Ltd. (NON)	169,000	3,486,470
Mitsubishi Electric Corp. (Japan)	360,000	4,255,176
		11,145,281

Electronics (1.5%)
Corning, Inc.	358,500	7,395,855
KEMET Corp. (NON)	196,195	2,909,572
Kyocera Corp. (Japan)	10,700	1,085,713
Yokogawa Electric Corp. (Japan)	651,700	4,973,252
		16,364,392

Energy equipment and services (2.8%)
National Oilwell Varco, Inc.	166,200	13,174,674
Schlumberger, Ltd.	167,441	15,615,548
Weatherford International, Ltd. (Switzerland) (NON)	58,700	1,326,620
		30,116,842

Food products (0.1%)
Global Bio-Chem Technology Group Co., Ltd. (China)
(NON)	5,558,000	907,399
		907,399

Health-care equipment and supplies (0.8%)
Baxter International, Inc.	117,900	6,339,483
China Medical Technologies, Inc. ADR (China) (NON) (S)	197,900	2,303,556
		8,643,039

Health-care providers and services (1.5%)
Aetna, Inc.	162,300	6,074,889
Express Scripts, Inc. (NON)	98,024	5,451,115
Lincare Holdings, Inc. (S)	45,100	1,337,666
WellPoint, Inc.	48,900	3,412,731
		16,276,401

Health-care technology (0.4%)

SXC Health Solutions Corp. (Canada) (NON)	68,729	3,766,349
		3,766,349

Hotels, restaurants, and leisure (0.9%)
Las Vegas Sands Corp. (NON)	79,900	3,373,378
Starbucks Corp.	186,100	6,876,395
		10,249,773

Household durables (0.7%)
M.D.C. Holdings, Inc. (S)	14,636	371,023
NVR, Inc. (NON) (S)	1,500	1,134,000
PDG Realty SA Empreendimentos e Participacoes (Brazil)	707,200	3,971,524
Pulte Group, Inc. (NON) (S)	165,500	1,224,700
Stanley Black & Decker, Inc.	15,300	1,171,980
		7,873,227

Household products (0.4%)
Colgate-Palmolive Co.	52,100	4,207,596
		4,207,596

Independent power producers and energy traders (0.2%)
China Power New Energy Development Co., Ltd. (China)
(NON)	9,370,000	794,987
China WindPower Group, Ltd. (China) (NON)	7,500,000	800,231
		1,595,218

Industrial conglomerates (2.1%)
General Electric Co.	682,700	13,688,135
Tyco International, Ltd.	214,200	9,589,734
		23,277,869

Insurance (4.1%)
Aflac, Inc.	241,954	12,770,332
Assured Guaranty, Ltd. (Bermuda) (S)	1,061,364	15,814,324
Employers Holdings, Inc.	60,577	1,251,521
Hartford Financial Services Group, Inc. (The)	450,224	12,124,532
MBIA, Inc. (NON) (S)	142,300	1,428,692
Ping An Insurance (Group) Co. of China, Ltd. (China)	163,500	1,657,279
		45,046,680

Internet and catalog retail (0.6%)
Priceline.com, Inc. (NON)	12,400	6,279,856
		6,279,856

Internet software and services (2.9%)
Google, Inc. Class A (NON)	38,432	22,529,223
VeriSign, Inc.	137,100	4,964,391
WebMD Health Corp. (NON) (S)	85,400	4,562,068
		32,055,682

IT Services (2.0%)
Mastercard, Inc. Class A	6,900	1,736,868
Unisys Corp. (NON)	542,585	16,939,504
Visa, Inc. Class A	37,200	2,738,664
		21,415,036

Leisure equipment and products (0.2%)
Hasbro, Inc.	38,000	1,779,920
		1,779,920

Life sciences tools and services (0.5%)
Sequenom, Inc. (NON) (S)	514,558	3,257,152
Thermo Fisher Scientific, Inc. (NON)	47,500	2,638,625
		5,895,777

Machinery (4.0%)
Cummins, Inc.	60,200	6,599,124
Deere & Co.	17,400	1,685,886
Ingersoll-Rand PLC	195,900	9,463,929
Meritor, Inc. (NON) (S)	338,712	5,747,943
Parker Hannifin Corp.	181,400	17,174,952
Tata Motors, Ltd. (India)	119,227	3,337,527
		44,009,361

Media (1.8%)
CBS Corp. Class B	115,100	2,882,104
Comcast Corp. Class A	150,512	3,720,657
DIRECTV Class A (NON)	78,785	3,687,138
Gannett Co., Inc. (S)	168,500	2,566,255
Interpublic Group of Companies, Inc. (The)	224,200	2,818,194
Liberty Media Corp. - Capital Ser. A (NON)	6,747	497,051
Walt Disney Co. (The)	76,000	3,274,840
		19,446,239

Metals and mining (4.6%)
Cliffs Natural Resources, Inc. (S)	17,800	1,749,384
Freeport-McMoRan Copper & Gold, Inc. Class B	56,220	3,123,021
Goldcorp, Inc. (Toronto Exchange) (Canada)	38,600	1,922,280
Ivanhoe Mines Ltd. (Canada) (NON)	42,787	1,174,931
Nucor Corp.	55,600	2,558,712
Rio Tinto PLC (United Kingdom)	53,500	3,763,886
Teck Resources, Ltd. Class B (Canada)	115,800	6,149,223
Vedanta Resources PLC (United Kingdom)	770,473	29,448,259
		49,889,696

Multiline retail (1.0%)
Kohl's Corp.	57,094	3,028,266
Target Corp.	156,600	7,831,566
		10,859,832

Office electronics (1.0%)
Xerox Corp.	1,020,200	10,865,130
		10,865,130

Oil, gas, and consumable fuels (5.4%)
Apache Corp.	78,530	10,281,148
Cairn Energy PLC (United Kingdom) (NON)	1,415,889	10,511,700
Chevron Corp.	67,700	7,273,011
Exxon Mobil Corp.	38,900	3,272,657
Nexen, Inc. (Canada)	167,100	4,169,306
Nordic American Tanker Shipping (Bermuda) (S)	43,200	1,073,088
Occidental Petroleum Corp.	93,900	9,811,611
Petrohawk Energy Corp. (NON)	21,592	529,868
Petroleo Brasileiro SA ADR (Brazil)	218,000	8,813,740
Southwestern Energy Co. (NON)	79,800	3,429,006
		59,165,135

Paper and forest products (0.6%)
International Paper Co.	230,900	6,968,562
		6,968,562

Pharmaceuticals (2.0%)
Abbott Laboratories	54,700	2,683,035
Alapis Hldg. Industrial and Commercial SA
of Pharmaceutical and Chemical Products (Greece)	723,031	256,685
Auxilium Pharmaceuticals, Inc. (NON) (S)	196,800	4,225,296
Elan Corp. PLC ADR (Ireland) (NON)	316,400	2,176,832
Pfizer, Inc.	191,238	3,884,044
Sanofi-Aventis (France)	38,090	2,676,088
Teva Pharmaceutical Industries, Ltd. ADR (Israel)	122,126	6,127,061
		22,029,041

Real estate investment trusts (REITs) (0.1%)
CreXus Investment Corp. (R)	89,100	1,017,522
		1,017,522

Real estate management and development (0.1%)
CB Richard Ellis Group, Inc. Class A (NON)	44,300	1,182,810
		1,182,810

Road and rail (0.3%)
Hertz Global Holdings, Inc. (NON)	233,790	3,654,138
		3,654,138

Semiconductors and semiconductor equipment (3.3%)
First Solar, Inc. (NON) (S)	107,733	17,327,776
Marvell Technology Group, Ltd. (NON)	993,502	15,448,956
Novellus Systems, Inc. (NON)	46,000	1,707,980
Texas Instruments, Inc.	43,800	1,513,728
		35,998,440

Software (3.8%)
Adobe Systems, Inc. (NON) (S)	47,700	1,581,732
CA, Inc.	181,200	4,381,416
Longtop Financial Technologies Ltd. ADR (Hong Kong)
(NON) (S)	105,123	3,302,965
Microsoft Corp.	361,200	9,160,032
Nintendo Co., Ltd. (Japan)	10,900	2,948,038
Oracle Corp.	386,000	12,880,820
Perfect World Co., Ltd. ADR (China) (NON)	14,000	296,520
Salesforce.com, Inc. (NON) (S)	34,550	4,615,189
Synchronoss Technologies, Inc. (NON)	69,400	2,411,650
		41,578,362

Specialty retail (5.3%)
Bed Bath & Beyond, Inc. (NON)	68,300	3,296,841
Best Buy Co., Inc.	432,900	12,432,888
hhgregg, Inc. (NON) (S)	178,389	2,388,629
Lowe's Cos., Inc.	550,700	14,555,001
Office Depot, Inc. (NON)	1,857,300	8,599,299

OfficeMax, Inc. (NON) (S)			591,052	7,648,213
Staples, Inc.			434,100	8,430,222
				57,351,093

Textiles, apparel, and luxury goods (0.7%)
Hanesbrands, Inc. (NON) (S)			288,900	7,811,856
				7,811,856

Tobacco (0.7%)
Philip Morris International, Inc.			116,131	7,621,678
				7,621,678

Trading companies and distributors (0.3%)
Mitsui & Co., Ltd. (Japan)			179,600	3,223,202
				3,223,202

Total common stocks (cost $848,715,052)				$1,027,495,699

WARRANTS (2.9%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Bank of America Corp. (W)	10/28/18	$30.79	2,452,179	$6,179,491
Citigroup, Inc.	1/04/19	10.61	697,085	641,388
Ford Motor Co.	1/01/13	9.20	361,073	2,303,646
Hartford Financial Services Group, Inc. (The) (W)	6/26/19	9.79	177,232	3,250,435
JPMorgan Chase & Co. (W)	10/28/18	42.42	660,347	11,080,623
Pandora A/S 144A (Denmark)	3/30/12	0.00	26,197	1,334,061
Wells Fargo & Co. (W)	10/28/18	34.01	611,600	6,911,080

Total warrants (cost $25,328,488)				$31,700,724

INVESTMENT COMPANIES (1.0%)(a)
			Shares	Value

SPDR KBW Bank ETF			169,200	$4,368,744
SPDR KBW Regional Banking ETF			83,400	2,218,440
SPDR S&P Homebuilders ETF (S)			248,800	4,530,648

Total investment companies (cost $10,488,366)				$11,117,832

PURCHASED OPTIONS OUTSTANDING (0.5%)(a)
	Expiration date/		Contract
	strike price		amount	Value

Best Buy Co., Inc. (Call)	Jun-12/$32.50		390,091	$606,518
Best Buy Co., Inc. (Call)	Jun-12/35.00		438,411	434,299
CurrencyShares Euro Trust (Put)	Apr-11/138.00		202,615	65,698
Financial Select Sector SPDR (Call)	Jun-11/18.00		1,855,107	198,311
Financial Select Sector SPDR (Call)	Jun-11/19.00		4,177,088	127,192
General Electric Co. $19.75, JPMorgan Chase & Co.
$45.00, Staples, Inc. $20.13 (Call) (woc)	Jun-11/110.00		13,929,747	55,719
Goldman Sachs Group, Inc. (Call)	Jun-11/180.00		188,721	136,719
Hartford Financial Services Group $28.41, Office
Depot, Inc. $5.34, Sandisk Corp. $45.87 (Call) (woc)	Jun-11/105.00		6,482,664	45,379
Hartford Financial Services Group $28.41, Office
Depot, Inc. $5.34, Sandisk Corp. $45.87 (Call) (woc)	Jun-11/110.00		4,187,715	16,751
Hewlett-Packard Co. (Call)	Aug-11/47.50		126,811	73,659
Hewlett-Packard Co. (Call)	May-11/46.00		717,595	136,343
Hewlett-Packard Co. (Call)	May-11/60.00		1,667,415	333
Hewlett-Packard Co. $41.21, Staples, Inc. $19.66,
Wells Fargo & Co. 32.04 (Call) (woc)	Jun-11/105.00		4,259,595	34,929
Hewlett-Packard Co. $42.18, JPMorgan Chase & Co.
$45.09, Staples, Inc. $19.63 (Call) (woc)	Jun-11/105.00		4,502,555	32,869
Hewlett-Packard Co. $42.18, JPMorgan Chase & Co.
$45.09, Staples, Inc. $19.63 (Call) (woc)	Jun-11/110.00		8,779,983	22,828
Hewlett-Packard Co. $42.53, Northrop Grumman Corp.
$66.99, Tyco Int'l, Ltd. $45.32 (Call) (woc)	Jun-11/105.00		17,846,386	91,017
Hewlett-Packard Co. $42.53, Northrop Grumman Corp.
$66.99, Tyco Int'l, Ltd. $45.32 (Call) (woc)	Jun-11/110.00		11,574,648	19,677
iShares Russell 2000 Index Fund (Call)	May-11/50.00		1,395,227	145,355
JPMorgan Chase & Co. $45.05, Staples, Inc. $20.12,
Tyco Int'l, Ltd. $44.41 (Call) (woc)	Jun-11/110.00		17,664,059	37,095
JPMorgan Chase & Co. $46.52, Parker Hannifin Corp.
$86.44, Staples, Inc. $20.23 (Call) (woc)	Jun-11/105.00		16,046,122	110,718
JPMorgan Chase & Co. $46.52, Parker Hannifin Corp.
$86.44, Staples, Inc. $20.23 (Call) (woc)	Jun-11/110.00		9,340,944	22,418
JPMorgan Chase & Co. (Call)	Jan-12/45.00		212,645	968,734
Parker Hannifin Corp. (Call)	May-11/105.00		262,125	126,234
Precision Castparts Corp. $141.82, Sandisk Corp.
$45.68, Wells Fargo & Co. 32.69 (Call) (woc)	Jun-11/105.00		3,498,946	34,989
Precision Castparts Corp. $141.82, Sandisk Corp.
$45.68, Wells Fargo & Co. 32.69 (Call) (woc)	Jun-11/110.00		6,485,851	25,943
SPDR Dow Jones Industrial Average ETF Trust (Call)	Jun-11/138.00		2,776,065	42,757
State Street Corp. (Call)	Jan-12/50.00		656,295	1,553,582
STOXX 600 Banks (Price) Index	Jun-11/EUR 246.76		51,643	7,749
SunTrust Banks, Inc. (Call)	Jul-11/$37.00		363,956	57,508
SunTrust Banks, Inc. (Call)	Jul-11/40.00		864,951	38,387
TOPIX Index (Call)	Jun-11/JPY 995.39		5,692,347	187,961
Wells Fargo & Co. (Call)	Jun-11/$38.00		1,399,308	155,043
Wells Fargo & Co. (Call)	Jun-11/36.00		356,769	100,891

Total purchased options outstanding (cost $10,236,530)				$5,713,605

CONVERTIBLE PREFERRED STOCKS (0.1%)(a)
			Shares	Value

Unisys Corp. Ser. A, 6.25%	11,675	$1,041,994

Total convertible preferred stocks (cost $1,167,500)		$1,041,994

U.S. TREASURY OBLIGATIONS (0.1%)(a)
	Principal amount	Value

U.S. Treasury Inflation Protected Securities 2s,
July 15, 2014 (i)	$103,948	$114,487
U.S. Treasury Notes
1 3/8s, September 15, 2012 (i)	305,000	308,941
1s, December 31, 2011 (i)	227,000	228,836

Total U.S. treasury obligations (cost $652,264)		$652,264

SHORT-TERM INVESTMENTS (7.1%)(a)
	Principal amount/shares	Value

U.S. Treasury Bills for an effective yield of 0.24%,
August 25, 2011 (SEGSF)	$38,000	$37,963
U.S. Treasury Bills for effective yields from 0.21% to
0.24%, October 20, 2011 (SEGSF)	135,000	134,848
U.S. Treasury Bills for an effective yield of 0.23%,
July 28, 2011 (SEGSF)	69,000	68,942
U.S. Treasury Bills for effective yields from 0.15% to
0.22%, November 17, 2011 (SEGSF)	548,000	547,440
U.S. Treasury Bills zero%, July 7, 2011 (i)	30,000	29,991
SSgA Prime Money Market Fund 0.11% (i) (P)	1,529,000	1,529,000
Putnam Cash Collateral Pool, LLC 0.19% (d)	73,267,029	73,267,029
Putnam Money Market Liquidity Fund 0.13% (e)	1,444,554	1,444,554

Total short-term investments (cost $77,059,723)		$77,059,767

TOTAL INVESTMENTS

Total investments (cost $973,647,923) (b)		$1,154,781,885

FORWARD CURRENCY CONTRACTS at 3/31/11 (aggregate face value $94,634,818) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Credit Suisse AG
	Euro	Sell	4/20/11	$28,816,217	$27,965,354	$(850,863)
	Japanese Yen	Sell	4/20/11	31,234,693	31,934,232	699,539

UBS AG
	British Pound	Sell	4/20/11	34,198,438	34,735,232	536,794

Total						$385,470

WRITTEN OPTIONS OUTSTANDING at 3/31/11 (premiums received $2,576,131) (Unaudited)

	Contract	Expiration date/
	amount	strike price	Value

Best Buy Co., Inc. (Call)	828,502	Jan-12/$37.50	$518,096
CurrencyShares Euro Trust (Put)	202,615	Apr-11/135.00	19,970
Financial Select Sector SPDR Fund (Call)	1,194,095	Jun-11/20.00	11,941
Goldman Sachs Group, Inc. (The) (Call)	188,721	Jun-11/190.00	37,931
Hewlett-Packard Co. (Call)	126,811	Aug-11/52.50	19,918
Hewlett-Packard Co. (Call)	717,595	May-11/50.00	18,823
State Street Corp. (Call)	656,295	Jan-12/55.00	759,004
STOXX 600 Banks (Price) Index	51,643	Jun-11/EUR 268.21	550
SunTrust Banks, Inc. (Call)	363,956	Jul-11/$40.00	16,152
SunTrust Banks, Inc. (Call)	864,951	Jul-11/45.00	4,524
TOPIX Index (Call)	5,692,347	Jun-11/JPY 1040.64	64,748
Wells Fargo & Co. (Call)	1,399,308	Jun-11/$42.00	26,426
Wells Fargo & Co. (Call)	356,769	Jun-11/40.00	14,271

Total			$1,512,354

TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/11 (Unaudited)

		Upfront		Fixed payments	Total return	Unrealized
Swap counterparty /		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	32,219	$--	12/21/11	(1 month USD-	A basket	$38,176
				LIBOR-BBA)	(GSCBPBAT)
					of common stocks

Total						$38,176

Key to holding's currency abbreviations

EUR	Euro
JPY	Japanese Yen
USD / $	United States Dollar

Key to holding's abbreviations

ADR	American Depository Receipts
ADS	American Depository Shares
ETF	Exchange Traded Fund
SPDR	S&P 500 Index Depository Receipts

Notes to the fund's portfolio

Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2011 through March 31, 2011 (the reporting period).

(a) Percentages indicated are based on net assets of $1,088,814,223.

(b) The aggregate identified cost on a tax basis is $991,417,795, resulting in gross unrealized appreciation and depreciation of $187,860,297 and $24,496,207, respectively, or net unrealized appreciation of $163,364,090.

(NON) Non-income-producing security.

(SEGSF) This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivatives contracts at the close of the reporting period.

(d) The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $71,441,807. The fund received cash collateral of $73,267,029 which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Investment Management, LLC (Putnam Management), the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged by Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close fo the reporting period.

(e) The fund invested in Putnam Money Market Liquidity Fund, an open-end management investment company managed by Putnam Management. Investments in Putnam Money Market Liquidity Fund are valued at its closing net asset value each business day. Income distributions earned by the fund are recorded as interest income and totaled $6,972 for the reporting period. During the reporting period, cost of purchases and proceeds of sales of investments in Putnam Money Market Liquidity Fund aggregated $142,696,482 and $141,251,928, respectively. Management fees charged to Putnam Money Market Liquidity Fund have been waived by Putnam Management. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(F) Is valued at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures (ASC 820) based on the securities' valuation inputs.

(i) Securities purchased with cash or securities received, that were pledged to the fund for collateral on certain derivatives contracts.

(P) The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.

(R) Real Estate Investment Trust.

(S) Securities on loan, in part or in entirety, at the close of the reporting period.

(W) Warrants issued to the U.S. Treasury under the Troubled Asset Relief Program (TARP).

(WOC) Represents a worst-of-call-option that is a basket of common stocks. All mature on the option's expiration date but have different underliers. At expiration, only one settles and this is chosen in the issuer's favor.

At the close of the reporting period, the fund maintained liquid assets totaling $208,062 to cover certain derivatives contracts.

Debt obligations are considered secured unless otherwise indicated.

144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR or ADS after the name of a foreign holding represents ownership of foreign securities on deposit with a custodian bank.

The dates shown on debt obligations are the original maturity dates.

Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities. If no sales are reported -- as in the case of some securities traded over-the-counter -- a security is valued at its last reported bid price and is generally categorized as a Level 2 security.

Market quotations are not considered to be readily available for certain debt obligations and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which considers such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which will generally represent a transfer from a Level 1 to a Level 2 security, will be classified as Level 2. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.

To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.

Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

Options contracts: The fund uses options contracts to hedge against changes in values of securities it owns, owned or expects to own.

The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

Exchange traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. The fund had an average contract amount of approximately 112,200,000 on purchased options contracts for the reporting period. Outstanding contracts on written options contracts at the close of the reporting period are indicative of the volume of activity during the reporting period.

Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts are used to hedge foreign exchange risk. The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position. The fund had an average contract amount of approximately $84,000,000 on forward currency contracts for the reporting period.

Total return swap contracts: The fund enters into total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount to gain exposure to specific sectors/industries. To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. Total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty. The fund had an average notional amount of approximately $4,200,000 on total return swap contracts for the reporting period.

Master agreements: The fund is a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern over the counter derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio. Collateral posted to the fund which cannot be sold or repledged totaled $2,075,928 at the close of the reporting period. Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty. Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.

At the close of the reporting period, the fund had a net liability position of $151,325 on derivative contracts subject to the Master Agreements. Collateral posted by the fund totaled $789,102.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:

Level 1 – Valuations based on quoted prices for identical securities in active markets.

Level 2 – Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3 – Valuations based on inputs that are unobservable and significant to the fair value measurement.

The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:

			Valuation inputs

Investments in securities:		Level 1	Level 2	Level 3

Common stocks:

	Consumer discretionary	$151,692,200	$4,874,075	$--

	Consumer staples	12,736,673	--	--

	Energy	89,281,977	--	--

	Financials	106,774,925	731,388	196,657

	Health care	82,260,571	--	--

	Industrials	150,787,918	--	--

	Information technology	347,856,691	--	--

	Materials	74,332,289	--	--

	Telecommunication services	4,375,117	--	--

	Utilities	1,595,218	--	--

Total common stocks		1,021,693,579	5,605,463	196,657

Convertible preferred stocks		--	1,041,994	--

Investment companies		11,117,832	--	--

Purchased options outstanding		--	5,713,605	--

U.S. Treasury obligations		--	652,264	--

Warrants		30,366,663	1,334,061	--

Short-term investments		2,973,554	74,086,213	--

Totals by level		$1,066,151,628	$88,433,600	$196,657

			Valuation inputs

Other financial instruments:		Level 1	Level 2	Level 3

Forward currency contracts		$--	$385,470	$--

Written options			(1,512,354)

Total return swap contracts			38,176

Totals by level		$--	$(1,088,708)	$--

At the start and close of the reporting period, Level 3 investments in securities were not considered a significant portion of the fund's portfolio.

Market Values of Derivative Instruments as of the close of the reporting period

	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value

Foreign exchange contracts	$1,236,333	$850,863

Equity contracts	37,452,505	1,512,354

Total	$38,688,838	$2,363,217

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith
Janet C. Smith
Principal Accounting Officer
Date: May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz
Jonathan S. Horwitz
Principal Executive Officer
Date: May 27, 2011

By (Signature and Title):

/s/ Steven D. Krichmar
Steven D. Krichmar
Principal Financial Officer
Date: May 27, 2011